As filed with the Securities and Exchange            Registration No. 333-56297
Commission on April 20, 2005                          Registration No. 811-2513

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

                       Post-Effective Amendment No. 31 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Variable Annuity Account B of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 723-2239

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Linda E. Senker, Esq.                     James A. Shuchart, Esq.
ING                                       ING
1475 Dunwoody Drive                       1475 Dunwood Drive
West Chester, PA  19380-1478              West Chester, PA  19380-1478
(610) 425-4139                            (610) 425-3563

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

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It is proposed that this filing will become effective:

      ______       immediately upon filing pursuant to paragraph (b) of Rule 485
      ___X___      on April 29, 2005 pursuant to paragraph (b) of Rule 485

                                     PART A

       ING INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I

                                       AND

    ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B

                              PROSPECTUS SUPPLEMENT

                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

THE "INDUSTRY DEVELOPMENTS - TRADING" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

--------------------------------------------------------------------------------
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY

DEFERRED VARIABLE ANNUITY CONTRACT

                              ING VARIABLE ANNUITY
--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005

THE CONTRACT. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING Life Insurance and Annuity Company (the "Company," "we," "us," "our"). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended ("Tax Code"); a qualified individual retirement annuity ("IRA"); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).


WHY READING THIS PROSPECTUS IS IMPORTANT. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

PREMIUM BONUS OPTION. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See "Premium Bonus Option-Suitability."

INVESTMENT OPTIONS. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

THE FUNDS. Information about the funds in which the subaccounts invest is located in Appendix III -- Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. READ THIS PROSPECTUS IN CONJUNCTION WITH THE FUND PROSPECTUSES, AND RETAIN THE PROSPECTUSES FOR FUTURE REFERENCE.


GETTING ADDITIONAL INFORMATION. You may obtain free of charge the April 29, 2005, Statement of Additional Information ("SAI") about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING USA Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission ("SEC") also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

ILIAC Variable Annuity - 134789

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

FIXED INTEREST OPTIONS.

      o     ILIAC Guaranteed Account (the Guaranteed Account)
      o     Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state.

THE CONTRACT IS NOT A DEPOSIT WITH, OBLIGATION OF OR GUARANTEED OR ENDORSED BY ANY BANK, NOR IS IT INSURED BY THE FDIC. THE CONTRACT IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT OF YOUR INVESTMENT.

--------------------------------------------------------------------------------
             THE INVESTMENT PORTFOLIOS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

ILIAC Variable Annuity - 134789

The investment portfolios available under your Contract are:


ING INVESTORS TRUST
 ING American Funds Growth Portfolio
 ING American Funds Growth-Income Portfolio
 ING American Funds International Portfolio
 ING Evergreen Omega Portfolio (Class I)
 ING FMR(SM) Earnings Growth Portfolio (Class I)
 ING JPMorgan Small Cap Equity Portfolio (Class I)
 ING JPMorgan Value Opportunities Portfolio (Class I)
 ING Legg Mason Value Portfolio (Class I)
 ING Marsico International Opportunities Portfolio (Class S)
 ING Mercury Large Cap Growth Portfolio (Class S)
 ING MFS Total Return Portfolio (Class I)
 ING Oppenheimer Main Street Portfolio (Class I)
 ING Pioneer Fund Portfolio (Class I)
 ING UBS U.S. Allocation Portfolio (Class S)

ING PARTNERS, INC.
 ING American Century Select Portfolio (Initial Class)
 ING JPMorgan Fleming International Portfolio (Initial Class)
 ING MFS Capital Opportunities Portfolio (Initial Class)
 ING Oppenheimer Global Portfolio (Initial Class)
 ING Oppenheimer Strategic Income Portfolio (Initial Class)
 ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)
 ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
 ING Van Kampen Equity and Income Portfolio (Initial Class)

ING VARIABLE FUNDS
 ING VP Growth and Income Portfolio (Class I)

ING VARIABLE INSURANCE TRUST
 ING GET U.S. Core Portfolio

ING VARIABLE PORTFOLIOS, INC.
 ING VP Global Science and Technology Portfolio (Class I)
 ING VP Growth Portfolio (Class I)
 ING VP Index Plus LargeCap Portfolio (Class I)
 ING VP International Equity Portfolio (Class I)
 ING VP Small Company Portfolio (Class I)

ING VARIABLE PRODUCTS TRUST
 ING VP SmallCap Opportunities Portfolio (Class S)

ING VP BALANCED PORTFOLIO (CLASS I)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS I)

ING VP MONEY MARKET PORTFOLIO (CLASS I)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
 Fidelity VIP Contrafund Portfolio (Class I)
 Fidelity VIP Equity-Income Portfolio (Class I)
 Fidelity VIP Growth Portfolio (Class I)
 Fidelity VIP High Income Portfolio (Class I)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Aggressive Growth Fund



ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE


CONTRACT OVERVIEW ........................................................    4
    Contract Design ......................................................    4
    New York Contracts ...................................................    4
    Contract Facts .......................................................    4
CONTRACT PHASES: The Accumulation Phase, The Income Phase ................    7
FEE TABLE ................................................................    8
CONDENSED FINANCIAL INFORMATION ..........................................   12
PURCHASE AND RIGHTS ......................................................   12
RIGHT TO CANCEL ..........................................................   14
PREMIUM BONUS OPTION .....................................................   15
INVESTMENT OPTIONS .......................................................   17
TRANSFERS AMONG INVESTMENT OPTIONS .......................................   19
TRANSFERS BETWEEN OPTION PACKAGES ........................................   22
FEES .....................................................................   23
YOUR ACCOUNT VALUE .......................................................   28
WITHDRAWALS ..............................................................   30
SYSTEMATIC DISTRIBUTION OPTIONS ..........................................   32
DEATH BENEFIT ............................................................   33
THE INCOME PHASE .........................................................   38
NEW YORK CONTRACTS .......................................................   42
TAXATION .................................................................   46
OTHER TOPICS .............................................................   56
         The Company -- Variable Annuity Account B -- Contract
         Distribution -- Payment of Commissions -- Payment
         Delay or Suspension -- Voting Rights -- Contract
         Modifications -- Transfer of Ownership: Assignment --
         Involuntary Terminations -- Trading -- Industry
         Developments -- Legal Matters and Proceedings
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...................... SAI-1
APPENDIX I -- ILIAC GUARANTEED ACCOUNT ...................................   I-1
APPENDIX II -- FIXED ACCOUNT .............................................  II-1
APPENDIX III -- DESCRIPTION OF UNDERLYING FUNDS .......................... III-1
APPENDIX IV -- PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO OFFERINGS  IV-1
APPENDIX V -- CONDENSED FINANCIAL INFORMATION ............................   V-1

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
CONTRACT OVERVIEW
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

QUESTIONS:

CONTACTING THE COMPANY. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

                           ING
                           P.O. Box 9271
                           Des Moines, IA 50306-9271
                           1-800-531-4547

SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

SENDING ADDITIONAL PURCHASE PAYMENTS. Use the following addresses when sending additional purchase payments.

      If using the U.S. Postal Service:         If using express mail:

      ING                                       ING
      Attn:  Customer Service                   Attn:  Customer Service Center
      P.O. Box 9271                             909 Locust Street
      Des Moines, IA 50306-9271                 Des Moines, IA 50309-2899

      Express mail packages should not be sent to the P.O. Box address.

CONTRACT DESIGN:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

NEW YORK CONTRACTS:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the "Fee Table" and the "New York Contracts" sections of this prospectus.

CONTRACT FACTS:

OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Purchase and Rights" for age maximums on the calculation of death benefits. The differences are summarized as follows:

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------------------------------------------------------
                                         OPTION PACKAGE I               OPTION PACKAGE II              OPTION PACKAGE III
--------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk
Charge(1):                                    0.80%                           1.10%                           1.25%
--------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on Death of      The greater of:                 The greatest of:                The greatest of:
the Annuitant(3):                 1)  The sum of all purchase     1)  The sum of all purchase     1)  The sum of all purchase
                                      payments, adjusted for          payments, adjusted for          payments, adjusted for
                                      amounts withdrawn or            amounts withdrawn or            amounts withdrawn or
                                      applied to an income            applied to an income            applied to an income
                                      phase payment option as         phase payment option as         phase payment option as
                                      of the claim date; or           of the claim date; or           of the claim date; or
                                  2)  The account value on the    2)  The account value on the    2)  The account value on the
                                      claim date.                     claim date; or                  claim date; or
                                                                  3)  The "step-up value" on      3)  The "step-up value" on
                                                                      the claim date.                 the claim date; or
                                                                                                  4)  The "roll-up value" on
                                                                                                      the claim date.(4)
--------------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase          NON-QUALIFIED:    QUALIFIED:      NON-QUALIFIED:  QUALIFIED:     NON-QUALIFIED:   QUALIFIED:
Payment(5):                          $15,000          $1,500           $5,000        $1,500           $5,000         $1,500
--------------------------------------------------------------------------------------------------------------------------------
Free Withdrawals(6):                10% of your account value       10% of your account value       10% of your account value
                                        each account year,              each account year,             each account year,
                                         non-cumulative.                 non-cumulative.          cumulative to a maximum 30%.
--------------------------------------------------------------------------------------------------------------------------------
Nursing Home Waiver -- Waiver of
Early Withdrawal Charge(7):                    Not
                                            Available                       Available                       Available
--------------------------------------------------------------------------------------------------------------------------------

(1)   See "Fee Table" and "Fees."

(2) See "Death Benefit." If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

(3) When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

(4) See the "New York Contracts" section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.

(5)   See "Purchase and Rights."

(6)   See "Fees."

(7) See "Fees" and the "New York Contracts" sections of this prospectus for details regarding contracts issued in New York.

PREMIUM BONUS OPTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See "Premium Bonus Option."

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See "Fee Table" and "Fees."

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

      o If you exercise your free look privilege and cancel your contract. See "Premium Bonus Option--Forfeiture" and "Right to Cancel."

      o If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" and "Death Benefit--Premium Bonus."

ILIAC Variable Annuity - 134789

      o If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See "Premium Bonus Option--Forfeiture" and "Withdrawals."

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See "Premium Bonus Option--Suitability." Your sales representative can help you decide if the premium bonus option is right for you.

TRANSFERABILITY. You may transfer from one option package to another.

      o     Transfers must occur on an account anniversary.

      o A written request for the transfer must be received by us within 60 days of an account anniversary.

      o     Certain minimum account values must be met.

See "Transfers Between Option Packages."

FREE LOOK/RIGHT TO CANCEL. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

DEATH BENEFIT. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See "Death Benefit." Any death benefit during the income phase will depend upon the income phase payment option selected. See "The Income Phase."

WITHDRAWALS. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES AND EXPENSES. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

TAXATION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

USE OF AN ANNUITY CONTRACT IN AN IRA OR OTHER QUALIFIED PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See "Purchase and Rights."

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
CONTRACT PHASES
--------------------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

      o     Fixed Interest Options; or

      o Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. THE INCOME PHASE (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

      o Receive income phase payments for a specified period of time or for life;

      o Receive income phase payments monthly, quarterly, semi-annually or annually;

      o Select an income phase payment option that provides for payments to your beneficiary; or

      o Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See "The Income Phase" for the different fees that may apply after you begin receiving payments under the contract.

ILIAC Variable Annuity - 134789

MAXIMUM TRANSACTION FEES:

EARLY WITHDRAWAL CHARGE
(As a percentage of payments withdrawn.)

      --------------------------------------------------------------------------
                 FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
      --------------------------------------------------------------------------
                       ALL CONTRACTS (EXCEPT ROTH IRA CONTRACTS ISSUED
                              BEFORE SEPTEMBER 20, 2000):
      --------------------------------------------------------------------------
                  Years from Receipt
                 of Purchase Payment              Early Withdrawal Charge
                     Less than 2                             7%
              2 or more but less than 4                      6%
              4 or more but less than 5                      5%
              5 or more but less than 6                      4%
              6 or more but less than 7                      3%
                      7 or more                              0%
      --------------------------------------------------------------------------
                  ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000
      --------------------------------------------------------------------------
               Completed Account Years            Early Withdrawal Charge
                     Less than 1                             5%
              1 or more but less than 2                      4%
              2 or more but less than 3                      3%
              3 or more but less than 4                      2%
              4 or more but less than 5                      1%
                      5 or more                              0%
      --------------------------------------------------------------------------
                     FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
      --------------------------------------------------------------------------
                                     ALL CONTRACTS
      --------------------------------------------------------------------------
                Years from Receipt of
                   Purchase Payment               Early Withdrawal Charge
                     Less than 1                             7%
              1 or more but less than 2                      6%
              2 or more but less than 3                      5%
              3 or more but less than 4                      4%
              4 or more but less than 5                      3%
              5 or more but less than 6                      2%
              6 or more but less than 7                      1%
                       7 or more                             0%
      --------------------------------------------------------------------------
      ANNUAL MAINTENANCE FEE .........................................$30.00(1)
      TRANSFER CHARGE ................................................$ 0.00(2)
      --------------------------------------------------------------------------

      (1) The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees--Annual Maintenance Fee."

      (2) We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See "Transfers" for additional information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT:

AMOUNT DURING THE ACCUMULATION PHASE

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

ILIAC Variable Annuity - 134789

      IF YOU DO NOT ELECT THE PREMIUM BONUS OPTION:

                                                 ALL ACCOUNT
                                                    YEARS
                                                 -----------
      OPTION PAGE I
           Mortality and Expense Risk Charge        0.80%
           Administrative Expense Charge            0.15%
                                                    ----
           Total Separate Account Expenses          0.95%

      OPTION PAGE II
           Mortality and Expense Risk Charge        1.10%
           Administrative Expense Charge            0.15%
                                                    ----
           Total Separate Account Expenses          1.25%

      OPTION PAGE III
           Mortality and Expense Risk Charge        1.25%
           Administrative Expense Charge            0.15%
                                                    ----
           Total Separate Account Expenses          1.40%

      IF YOU ELECT THE PREMIUM BONUS OPTION:


                                                   ACCOUNT      AFTER THE 7TH
                                                    YEARS          ACCOUNT
                                                     1-7            YEAR
                                                   -------      -------------
      OPTION PAGE I
           Mortality and Expense Risk Charge        0.80%           0.80%
           Administrative Expense Charge            0.15%           0.15%
           Premium Bonus Option Charge              0.50%           0.00%
                                                    ----            ----
           Total Separate Account Expenses          1.45%           0.95%


      OPTION PAGE II
           Mortality and Expense Risk Charge        1.10%           1.10%
           Administrative Expense Charge            0.15%           0.15%
           Premium Bonus Option Charge              0.50%           0.00%
                                                    ----            ----
           Total Separate Account Expenses          1.75%           1.25%

      OPTION PAGE III
           Mortality and Expense Risk Charge        1.25%           1.25%
           Administrative Expense Charge            0.15%           0.15%
           Premium Bonus Option Charge              0.50%           0.00%
                                                    ----            ----
           Total Separate Account Expenses          1.90%           1.40%

      IF YOU ELECT THE PREMIUM BONUS OPTION AND INVEST IN THE GET FUND*:

                                                   ACCOUNT      AFTER THE 7TH
                                                    YEARS          ACCOUNT
                                                     1-7            YEAR
                                                   -------      -------------
      OPTION PAGE I
           Mortality and Expense Risk Charge        0.80%           0.80%
           Administrative Expense Charge            0.15%           0.15%
           Premium Bonus Option Charge              0.50%           0.00%
           GET Fund Guarantee Charge                0.50%           0.00%
                                                    ----            ----
           Total Separate Account Expenses          1.95%           0.95%

      OPTION PAGE II
           Mortality and Expense Risk Charge        1.10%           1.10%
           Administrative Expense Charge            0.15%           0.15%
           Premium Bonus Option Charge              0.50%           0.00%
           GET Fund Guarantee Charge                0.50%           0.00%
                                                    ----            ----
           Total Separate Account Expenses          2.25%           1.25%

ILIAC Variable Annuity - 134789

      OPTION PAGE III
           Mortality and Expense Risk Charge        1.25%           1.25%
           Administrative Expense Charge            0.15%           0.15%
           Premium Bonus Option Charge              0.50%           0.00%
           GET Fund Guarantee Charge                0.50%           0.00%
                                                    ----            ----
           Total Separate Account Expenses          2.40%           1.40%

      * The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See "Investment Options -- Variable Investment Options" for additional information.

FEES DEDUCTED BY THE FUNDS:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


      --------------------------------------------------------------------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(1)      MINIMUM      MAXIMUM
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or Fund
      assets, including management fees, distribution        0.34%        1.37%
      and/or service (12b-1) fees(2), and other
      expenses):
      --------------------------------------------------------------------------

(1) The minimum and maximum total operating expenses charged by a Trust or Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.34% to 1.37%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2006.


(2) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

EXAMPLES:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FOR CONTRACTS ISSUED OUTSIDE THE STATE OF NEW YORK

Assuming You Elect the Premium Bonus Option:


      --------------------------------------------------------------------
      1) If you withdraw your entire account value at the end of the applicable time period:
      --------------------------------------------------------------------
           1 year      3 years      5 years      10 years
            $1,034     $1,618        $2,226       $3,604
      --------------------------------------------------------------------
      2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
      --------------------------------------------------------------------
           1 year      3 years      5 years      10 years
           $334        $1,018        $1,726       $3,604
      --------------------------------------------------------------------

ILIAC Variable Annuity - 134789

FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK

Assuming You Elect the Premium Bonus Option:


      --------------------------------------------------------------------
      1) If you withdraw your entire account value at the end of the applicable time period:
      --------------------------------------------------------------------
           1 year      3 years      5 years      10 years
           $1,034      $1,518       $2,026       $3,604
      --------------------------------------------------------------------
      2) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
      --------------------------------------------------------------------
           1 year      3 years      5 years      10 years
           $334        $1,018       $1,726       $3,604
      --------------------------------------------------------------------


      * This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix V of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

--------------------------------------------------------------------------------
PURCHASE AND RIGHTS
--------------------------------------------------------------------------------


HOW TO PURCHASE: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.


o Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

o Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see "Other Topics -- Contract Distribution"). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

o Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

ILIAC Variable Annuity - 134789

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1. Long-Term Investment - This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

2. Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3. Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4. Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

MAXIMUM ISSUE AGE. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See "Death Benefit" for a description of the calculation of death benefits above certain ages.

YOUR RIGHTS UNDER THE CONTRACT:

      o     Individual Contracts. You have all contract rights.

      o Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

      o Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

PURCHASE PAYMENT METHODS. The following purchase payment methods are allowed:

      o     One lump sum;

      o     Periodic payments; or

      o     Transfer or rollover from a pre-existing retirement plan or account

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See "Premium Bonus Option--Suitability."

PURCHASE PAYMENT AMOUNTS. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

ILIAC Variable Annuity - 134789

      --------------------------------------------------------------------------------------------------------------
                                  OPTION PACKAGE I               OPTION PACKAGE II               OPTION PACKAGE III
      --------------------------------------------------------------------------------------------------------------
      MINIMUM INITIAL
      PURCHASE PAYMENT   Non-Qualified:  Qualified:*    Non-Qualified:  Qualified:*    Non-Qualified:  Qualified:*
                           $15,000         $1,500         $5,000          $1,500         $5,000          $1,500
      --------------------------------------------------------------------------------------------------------------

      * The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

REDUCTION OF PURCHASE PAYMENT AMOUNTS. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

      o The size and type of the prospective group, if any, to which the reduction would apply;

      o The method and frequency of purchase payments to be made under the contract; and

      o The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

ACCEPTANCE OR REJECTION OF YOUR APPLICATION. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the "Investment Options" section.

--------------------------------------------------------------------------------
RIGHT TO CANCEL
--------------------------------------------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

ILIAC Variable Annuity - 134789

REFUNDS. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

--------------------------------------------------------------------------------
PREMIUM BONUS OPTION
--------------------------------------------------------------------------------

ELECTION. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

PREMIUM BONUS AMOUNT. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

PREMIUM BONUS OPTION CHARGE. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See "Fees--Reduction or Elimination of Certain Fees."

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See "Your Account Value."

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

      o If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

      o If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

      o If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See "Withdrawals."

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

ILIAC Variable Annuity - 134789

------------------------------------------------------------------------------------------------------------------------------
                   PURCHASE      PREMIUM       ACCOUNT       WITHDRAWAL
      DATE         PAYMENT        BONUS         VALUE          AMOUNT                           EXPLANATION
------------------------------------------------------------------------------------------------------------------------------
May 2, 2004       $100,000       $4,000       $104,000             --            You make a $100,000 initial purchase payment
                                                                                 and we credit your account with a 4%
                                                                                 ($4,000) premium bonus.  Your beginning
                                                                                 account value equals $104,000.
------------------------------------------------------------------------------------------------------------------------------
May 2, 2007             --           --       $120,000        $30,000            Assume that your account value grows to
                                                                                 $120,000 over the next three years and you
                                                                                 request a $30,000 withdrawal. $18,000 of
                                                                                 that $30,000 will be subject to an early
                                                                                 withdrawal charge ($30,000 minus $12,000
                                                                                 (the 10% free withdrawal amount, see
                                                                                 "Fees--Free Withdrawals")) and you would pay
                                                                                 a $1,080 early withdrawal charge (6% of
                                                                                 $18,000).  Additionally, because $18,000 is
                                                                                 18% of the $100,000 purchase payment made in
                                                                                 the first account year, 18% of your $4,000
                                                                                 premium bonus, or $720, would be forfeited.*
------------------------------------------------------------------------------------------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the "New York Contracts" section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

SUITABILITY. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

ILIAC Variable Annuity - 134789

MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

ING GET U.S. CORE PORTFOLIO (FORMERLY KNOWN AS, AND REFERRED TO HEREIN AS, "GET FUND"). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

FIXED INTEREST OPTIONS. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

ILIAC Variable Annuity - 134789

SELECTING INVESTMENT OPTIONS:

      o CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

      o UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

      o BE INFORMED. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON HOW MANY INVESTMENT OPTIONS YOU MAY SELECT. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

      o     Shared--bought by more than one company.

      o     Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

--------------------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

ILIAC Variable Annuity - 134789

TRANSFER REQUESTS. Requests may be made in writing, by telephone or, where applicable, electronically.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, movement between such funds and the Money Market Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

ILIAC Variable Annuity - 134789

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.


VALUE OF YOUR TRANSFERRED DOLLARS. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

THE DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

THE ACCOUNT REBALANCING PROGRAM. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
TRANSFERS BETWEEN OPTION PACKAGES
--------------------------------------------------------------------------------

You may transfer from one option package to another.

      o     Transfers must occur on an account anniversary.

      o A written request for the transfer must be received by us within 60 days before an account anniversary.

      o     The following minimum account values need to be met:

---------------------------------------------------------------------------------------------------------------------
                                            TRANSFERS TO                               TRANSFERS TO
                                          OPTION PACKAGE I                       OPTION PACKAGES II OR III
---------------------------------------------------------------------------------------------------------------------
MINIMUM ACCOUNT
VALUE                           Non-Qualified:        Qualified:       Non-Qualified:           Qualified:
                                    $15,000             $1,500             $5,000                 $1,500
---------------------------------------------------------------------------------------------------------------------

      o     You will receive a new contract schedule page upon transfer.

      o     Only one option package may be in effect at any time

------------------------------------------------------------------------------------------------------------------------
              TRANSFERS TO                             TRANSFERS TO                           TRANSFERS TO
            OPTION PACKAGE I                        OPTION PACKAGE II                      OPTION PACKAGE III
------------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT(1):                         DEATH BENEFIT(1):                       DEATH BENEFIT(1):
o  The sum of all purchase                o  The sum of all purchase              o  The sum of all purchase
   payments made, adjusted for               payments made, adjusted for             payments made, adjusted for
   amounts withdrawn or applied to           amounts withdrawn or applied to         amounts withdrawn or applied
   an income phase payment option as         an income phase payment option          to an income phase payment
   of the claim date, will continue          as of the claim date, will              option as of the claim date,
   to be calculated from the account         continue to be calculated from          will continue to be calculated
   effective date.                           the account effective date.             from the account effective
o  The "step-up value" under              o  If transferring from Option             date.
   Option Packages II and III will           Package I, the "step-up value"       o  If transferring from Option
   terminate on the new schedule             will be calculated beginning on         Package I, the "step-up value"
   effective date.                           the new schedule effective date.        will be calculated beginning
o  The "roll-up value" under              o  If transferring from Option             on the new schedule effective
   Option Package III will terminate         Package III, the "step-up               date.
   on the new schedule effective             value" will continue to be           o  If transferring from Option
   date.                                     calculated from the date                Package II, the "step-up
                                             calculated under Option Package         value" will continue to be
                                             III.                                    calculated from the date
                                          o  The "roll-up value" under               calculated under Option
                                             Option Package III will                 Package II.
                                             terminate on the new schedule        o  The "roll-up value" will be
                                             effective date.                         calculated beginning on the
                                                                                     new schedule effective date.
------------------------------------------------------------------------------------------------------------------------
NURSING HOME WAIVER(2):                   NURSING HOME WAIVER(2):                 NURSING HOME WAIVER(2):
o  The availability of the waiver         o  If transferring from Option          o  If transferring from Option
   of the early withdrawal charge            Package I, the waiting period           Package I, the waiting period
   under the Nursing Home Waiver             under the Nursing Home Waiver           under the Nursing Home Waiver
   will terminate on the new                 will begin to be measured from          will begin to be measured from
   schedule effective date.                  the new schedule effective date.        the new schedule effective
                                          o  If transferring from Option             date.
                                             Package III, the waiting period      o  If transferring from Option
                                             will have been satisfied on the         Package II, the waiting period
                                             new schedule effective date.            will have been satisfied on
                                                                                     the new schedule effective
                                                                                     date.
------------------------------------------------------------------------------------------------------------------------
FREE WITHDRAWALS(3):                      FREE WITHDRAWALS(3):                    FREE WITHDRAWALS(3):
o  If transferring from Option            o  If transferring from Option          o  The cumulative to 30%
   Package III, any available free           Package III, any available free         available free withdrawal
   withdrawal amount in excess of            withdrawal amount in excess of          amount will begin to be
   10% will be lost as of the new            10% will be lost as of the new          calculated as of the new
   schedule effective date.                  schedule effective date.                schedule effective date.
------------------------------------------------------------------------------------------------------------------------

ILIAC Variable Annuity - 134789

(1)   See "Death Benefit."
(2)   See "Fees--Nursing Home Waiver."
(3)   See "Fees--Free Withdrawals."

--------------------------------------------------------------------------------
FEES
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fees and Expenses" section. Please review both sections for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

EARLY WITHDRAWAL CHARGE SCHEDULES

      --------------------------------------------------------------------------
                 FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK
      --------------------------------------------------------------------------
                      ALL CONTRACTS (EXCEPT ROTH IRA CONTRACTS
                         ISSUED BEFORE SEPTEMBER 20, 2000):
      --------------------------------------------------------------------------
           Years from Receipt of
             Purchase Payment                         Early Withdrawal Charge
                Less than 2                                      7%
         2 or more but less than 4                               6%
         4 or more but less than 5                               5%
         5 or more but less than 6                               4%
         6 or more but less than 7                               3%
                 7 or more                                       0%
      --------------------------------------------------------------------------
                 ROTH IRA CONTRACTS ISSUED BEFORE SEPTEMBER 20, 2000:
      --------------------------------------------------------------------------
                 Completed
               Account Years                          Early Withdrawal Charge
                Less than 1                                      5%
         1 or more but less than 2                               4%
         2 or more but less than 3                               3%
         3 or more but less than 4                               2%
         4 or more but less than 5                               1%
                 5 or more                                       0%
      --------------------------------------------------------------------------
                     FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK
      --------------------------------------------------------------------------
                                     ALL CONTRACTS
      --------------------------------------------------------------------------
           Years from Receipt of
             Purchase Payment                          Early Withdrawal Charge
                Less than 1                                      7%
         1 or more but less than 2                               6%
         2 or more but less than 3                               5%
         3 or more but less than 4                               4%
         4 or more but less than 5                               3%
         5 or more but less than 6                               2%
         6 or more but less than 7                               1%
                 7 or more                                       0%
      --------------------------------------------------------------------------

ILIAC Variable Annuity - 134789

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FIRST IN, FIRST OUT. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a Contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

FREE WITHDRAWALS. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

WAIVER. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

      o     Used to provide income phase payments to you;

      o Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant's death;

      o Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

      o Taken because of the election of a systematic distribution option (see "Systematic Distribution Options");

ILIAC Variable Annuity - 134789

      o Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

      o If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see "Systematic Distribution Options")); or

      o Paid upon termination of your account by us (see "Other Topics -- Involuntary Terminations").

NURSING HOME WAIVER. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

      o More than one account year has elapsed since the schedule effective date;

      o The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the "New York Contracts" section of this prospectus for contracts issued in New York.

ANNUAL MAINTENANCE FEE

MAXIMUM AMOUNT. $30.00

WHEN/HOW. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

PURPOSE. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

ELIMINATION. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

TRANSFER CHARGE

AMOUNT. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

PURPOSE. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.


REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.

ILIAC Variable Annuity - 134789

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

            ------------------------------------------------------------
             OPTION PACKAGE I                          OPTION PACKAGE II
            ------------------------------------------------------------
                  0.80%                                      1.10%
            ------------------------------------------------------------

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "The Income Phase - Charges Deducted."

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

      o The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

      o The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

            ------------------------------------------------------------
            OPTION PACKAGE I     OPTION PACKAGE II    OPTION PACKAGE III
            ------------------------------------------------------------
                 0.15%                 0.15%                 0.15%
            ------------------------------------------------------------

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

PURPOSE. This charge helps defray our administrative expenses.

PREMIUM BONUS OPTION CHARGE

MAXIMUM AMOUNT. 0.50%, but only if you elect the premium bonus option.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

PURPOSE. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See "Premium Bonus Option - Premium Bonus Option Charge."

ING GET U.S. CORE PORTFOLIO GUARANTEE CHARGE

MAXIMUM AMOUNT. 0.50%, but only if you elect to invest in the GET Fund investment option.

ILIAC Variable Annuity - 134789

WHEN/HOW. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

PURPOSE. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See "Investment Options-Variable Investment Options."

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

      o     The size and type of group to whom the contract is issued;

      o     The amount of expected purchase payments;

      o A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;

      o The type and frequency of administrative and sales services provided; or

      o     The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES


Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenues with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

ILIAC Variable Annuity - 134789

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o Service fees that are deducted from fund assets and included with the "Other Expenses" column of the Fund Expense Table contained in this prospectus.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "Distribution and/or Service (12b-1) Fees" column of the Fund Expense Table.

      o Additionally, the Company receives the other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

         Fidelity Variable Insurance Products Portfolio
         Oppenheimer Variable Account Funds

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

ILIAC Variable Annuity - 134789

Certain funds are designated as "Master-Feeder" Funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

IN ADDITION, WE RESERVE THE RIGHT TO ASSESS A CHARGE FOR ANY FEDERAL TAXES DUE AGAINST THE SEPARATE ACCOUNT. SEE "TAXATION."

--------------------------------------------------------------------------------
YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------

During the accumulation phase your account value at any given time equals:

      o     The current dollar value of amounts invested in the subaccounts;
            plus

      o The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

SUBACCOUNT ACCUMULATION UNITS. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

ILIAC Variable Annuity - 134789

      o The net assets of the fund held by the subaccount as of the current valuation; minus

      o The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

      o Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

      o The total value of the subaccount's units at the preceding valuation; minus

      o A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

STEP 1:     You make an initial purchase payment of $5000.

STEP 2:

      A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

      B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

STEP 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

                  ------------------------------------------
                          $5,000 Purchase Payment
                  ------------------------------------------
                                    STEP 1 |
                                           V
                  ------------------------------------------
                   ING Life Insurance and Annuity Company
                  ------------------------------------------
                                    STEP 2 |
                                           V
                  ------------------------------------------
                          Variable Annuity Account B
                  ------------------------------------------
                    Subaccount A       Subaccount B
                  300 accumulation         100
                       units           accumulation     Etc.
                                          units
                  ------------------------------------------
                         |        STEP 3       |
                         V                     V
                      ------                ------
                      Mutual                Mutual
                      Fund A                Fund B
                      ------                ------

ILIAC Variable Annuity - 134789

Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase and Rights." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals from 403(b) Plan Accounts."

STEPS FOR MAKING A WITHDRAWAL:

      o     Select the withdrawal amount.

            (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

            (2)   Partial Withdrawal (Percentage or Specified Dollar Amount):
                  You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

      o Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

      o Properly complete a disbursement form and deliver it to our Customer Service Center.

RESTRICTIONS ON WITHDRAWALS FROM 403(B) PLAN ACCOUNTS. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. See "Taxation."

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

ILIAC Variable Annuity - 134789

REINSTATING A FULL WITHDRAWAL. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

--------------------------------------------------------------------------------
SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Systematic distribution options may be exercised at any time during the accumulation phase.

FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

      o SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

      o ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70 1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

      o LEO--LIFE EXPECTANCY OPTION. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract
Overview--Questions: Contacting the Company."

SYSTEMATIC DISTRIBUTION OPTION AVAILABILITY. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See "Fees - Early Withdrawal Charge - Free Withdrawals." If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

ILIAC Variable Annuity - 134789

ELIGIBILITY FOR A SYSTEMATIC DISTRIBUTION OPTION. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

CHARGES AND TAXATION. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

--------------------------------------------------------------------------------
DEATH BENEFIT
--------------------------------------------------------------------------------

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

TERMS TO UNDERSTAND

ACCOUNT YEAR/ACCOUNT ANNIVERSARY: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

ANNUITANT(S): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

CLAIM DATE: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

CONTRACT HOLDER (YOU/YOUR): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

SCHEDULE EFFECTIVE DATE: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

DURING THE ACCUMULATION PHASE

WHEN IS A DEATH BENEFIT PAYABLE? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

WHO RECEIVES THE DEATH BENEFIT? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

ILIAC Variable Annuity - 134789

DESIGNATING YOUR BENEFICIARY. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in "Contract Overview--Questions: Contacting the Company."

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies.

-----------------------------------------------------------------------------------------------------------------
                                OPTION PACKAGE I              OPTION PACKAGE II            OPTION PACKAGE III
-----------------------------------------------------------------------------------------------------------------
DEATH BENEFIT ON DEATH   The greater of:               The greatest of:              The greatest of:
OF THE ANNUITANT:        (1)  The sum of all           (1)  The sum of all           (1)  The sum of all
                              purchase payments,            purchase payments,            purchase payments,
                              adjusted for amounts          adjusted for amounts          adjusted for amounts
                              withdrawn or applied          withdrawn or applied          withdrawn or applied
                              to an income phase            to an income phase            to an income phase
                              payment option as of          payment option as of          payment option as of
                              the claim date; or            the claim date; or            the claim date; or
                         (2)  The account value*       (2)  The account value*       (2)  The account value*
                              on the claim date.            on the claim date; or         on the claim date; or
                                                       (4)  The "step-up             (3)  The "step-up
                                                            value"* (as described         value"* (as
                                                            below) on the claim           described below) on
                                                            date.                         the claim date; or
                                                                                     (4)  The "roll-up
                                                                                          value"* (as
                                                                                          described below) on
                                                                                          the claim date.**
-----------------------------------------------------------------------------------------------------------------

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

** See the "New York Contracts" section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

      o     The account value; or

      o The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

      o The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

      o The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

ROLL-UP VALUE. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

ILIAC Variable Annuity - 134789

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

THE "ROLL-UP VALUE" IS NOT AVAILABLE ON CONTRACTS ISSUED IN THE STATE OF NEW YORK. SEE THE "NEW YORK CONTRACTS" SECTION OF THIS PROSPECTUS FOR DETAILS ABOUT THE OPTION PACKAGE III DEATH BENEFIT FOR CONTRACTS ISSUED IN NEW YORK.

ADJUSTMENT. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

DEATH BENEFIT GREATER THAN THE ACCOUNT VALUE. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

DEATH BENEFIT AMOUNTS IN CERTAIN CASES

IF A SPOUSAL BENEFICIARY CONTINUES THE ACCOUNT FOLLOWING THE DEATH OF THE CONTRACT HOLDER/ANNUITANT. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

ILIAC Variable Annuity - 134789

      (1) In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial purchase payment;

      (2) In calculating the step-up value, the step-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the spousal beneficiary's initial step-up value; and

      (3) In calculating the roll-up value, the roll-up value on the claim date following the original contract holder's/annuitant's death shall be treated as the initial roll-up value.

IF THE CONTRACT HOLDER IS NOT THE ANNUITANT. Under nonqualified contracts only the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

BECAUSE THE DEATH BENEFIT IN THESE CIRCUMSTANCES EQUALS THE ACCOUNT VALUE, PLUS OR MINUS ANY MARKET VALUE ADJUSTMENT, A CONTRACT HOLDER WHO IS NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary's death shall be determined under the option package then in effect.

GUARANTEED ACCOUNT. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

DEATH BENEFIT--METHODS OF PAYMENT

FOR QUALIFIED CONTRACTS. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

      o Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see "Taxation Required Minimum Distributions"));

      o Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

      o Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code's required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

DISTRIBUTION REQUIREMENTS. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

ILIAC Variable Annuity - 134789

FOR NONQUALIFIED CONTRACTS.

      (1) If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder's death.

            As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

            (a)   Continue the contract in the accumulation phase;

            (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

            (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

            If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

      (2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See "Taxation--Required Minimum Distributions."

            In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

      (3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

PAYMENTS FROM A SYSTEMATIC DISTRIBUTION OPTION. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

TAXATION. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See "Taxation."

--------------------------------------------------------------------------------
THE INCOME PHASE
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

      o     Payment start date;

ILIAC Variable Annuity - 134789

      o Income phase payment option (see the income phase payment options table in this section);

      o Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

      o Choice of fixed, variable or a combination of both fixed and variable payments; and

      o Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

MINIMUM PAYMENT AMOUNTS. The income phase payment option you select must result in:

      o     A first income phase payment of at least $50; and

      o     Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

RESTRICTIONS ON START DATES AND THE DURATION OF PAYMENTS. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

      (a)   The first day of the month following the annuitant's 85th birthday;
            or

      (b) The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant's 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

ILIAC Variable Annuity - 134789

      (a)   The life of the annuitant;

      (b)   The joint lives of the annuitant and beneficiary;

      (c)   A guaranteed period greater than the annuitant's life expectancy; or

      (d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See "Taxation" for further discussion of rules relating to income phase payments.

CHARGES DEDUCTED.

      o If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See "Fees--Mortality and Expense Risk Charge."

      o There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See "Fees--Administrative Expense Charge."

      o If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See "Fees--Premium Bonus Option Charge."

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

BENEFICIARY RIGHTS. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

PARTIAL ENTRY INTO THE INCOME PHASE. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

ILIAC Variable Annuity - 134789

TAXATION. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

PAYMENT OPTIONS.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

TERMS TO UNDERSTAND:

ANNUITANT(S): The person(s) on whose life expectancy(ies) the income phase payments are based.

BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

--------------------------------------------------------------------------------
                      LIFETIME INCOME PHASE PAYMENT OPTIONS
--------------------------------------------------------------------------------
Life Income            LENGTH OF PAYMENTS: For as long as the annuitant lives.
                       It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

                       DEATH BENEFIT--NONE: All payments end upon the
                       annuitant's death.
--------------------------------------------------------------------------------
Life Income--          LENGTH OF PAYMENTS: For as long as the annuitant lives,
Guaranteed             with payments guaranteed for your choice of 5 to 30 years
Payments               or as otherwise specified in the contract.

                       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
                       annuitant dies before we have made all the guaranteed
                       payments, we will continue to pay the beneficiary the
                       remaining payments, unless the beneficiary elects to
                       receive a lump-sum payment equal to the present value of
                       the remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income--          LENGTH OF PAYMENTS: For as long as either annuitant
Two Lives              lives. It is possible that only one payment will be made
                       if both annuitants die before the second payment's due date.

                       CONTINUING PAYMENTS: When you select this option you choose for:

                       (a) 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or

                       (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.

                       DEATH BENEFIT--NONE: All payments end upon the death of
                       both annuitants.
--------------------------------------------------------------------------------
Life Income--          LENGTH OF PAYMENTS: For as long as either annuitant
Two Lives--            lives, with payments guaranteed from 5 to 30 years or as
Guaranteed             otherwise specified in the contract.
Payments

                       CONTINUING PAYMENTS: 100% of the payment to continue to the surviving annuitant after the first death.

                       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                       annuitants die before we have made all the guaranteed
                       payments, we will continue to pay the beneficiary the
                       remaining payments, unless the beneficiary elects to
                       receive a lump-sum payment equal to the present value of
                       the remaining guaranteed payments.
--------------------------------------------------------------------------------
Life Income-- Cash     LENGTH OF PAYMENTS: For as long as the annuitant lives.
Refund Option
(limited               DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
availability--fixed    annuitant's death, we will pay a lump sum payment equal
payments only)         to the amount originally applied to the income phase
                       payment option (less any applicable premium tax) and less
                       the total amount of income payments paid.
--------------------------------------------------------------------------------

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
Life Income--Two       LENGTH OF PAYMENTS: For as long as either annuitant
Lives--Cash Refund     lives.
Option (limited
availability--fixed    CONTINUING PAYMENTS: 100% of the payment to continue
payments only)         after the first death.

                       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
                       annuitants die we will pay a lump-sum payment equal to
                       the amount applied to the income phase payment option
                       (less any applicable premium tax) and less the total
                       amount of income payments paid.
--------------------------------------------------------------------------------
                     NONLIFETIME INCOME PHASE PAYMENT OPTION
--------------------------------------------------------------------------------
Nonlifetime--          LENGTH OF PAYMENTS: You may select payments for 5 to 30
Guaranteed             years (15 to 30 years if you elected the premium bonus
Payments               option). In certain cases a lump-sum payment may be
                       requested at any time (see below).

                       DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.
--------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.
--------------------------------------------------------------------------------
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3 1/2% or 5% assumed net investment rate used for variable payments).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW YORK CONTRACTS
--------------------------------------------------------------------------------

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the "Fee Table" and "Fees" sections of this prospectus.

CONTRACT OVERVIEW - CONTRACT FACTS. The following information about New York contracts replaces the "Contract Facts" subsection in the "Contract Overview" section of this prospectus:

OPTION PACKAGES. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

ILIAC Variable Annuity - 134789

---------------------------------------------------------------------------------------------------------------------------
                                    OPTION PACKAGE I               OPTION PACKAGE II              OPTION PACKAGE III
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge(1):                           0.80%                          1.10%                          1.25%
---------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on         The greater of:                The greatest of:               The greatest of:
Death of the                (1)   The sum of all           (1)   The sum of all           (1)   The sum of all
Annuitant(3):                     purchase payments,             purchase payments,             purchase payments,
                                  adjusted for amounts           adjusted for amounts           adjusted for amounts
                                  withdrawn or applied           withdrawn or applied           withdrawn or applied
                                  to an income phase             to an income phase             to an income phase
                                  payment option as of           payment option as of           payment option as of
                                  the claim date; or             the claim date; or             the claim date; or
                            (2)   The account value        (2)   The account value        (2)   The account value
                                  on the claim date.             on the claim date; or          on the claim date; or
                                                           (3)   The "step-up             (3)   The "step-up value"
                                                                 value" on the claim            on the claim date.(4)
                                                                 date.
---------------------------------------------------------------------------------------------------------------------------
Minimum Initial Payment/          Non-                            Non-                           Non-
Account Value(5):              Qualified:      Qualified:      Qualified:     Qualified:      Qualified:      Qualified:
                                 $15,000         $1,500          $5,000         $1,500          $5,000          $1,500
---------------------------------------------------------------------------------------------------------------------------
Free Withdrawals(6):               10% of your account            10% of your account            10% of your account
                                   value each account             value each account              value each account
                                  year, non-cumulative.          year, non-cumulative.          year, cumulative to a
                                                                                                     maximum 30%.
---------------------------------------------------------------------------------------------------------------------------
Nursing Home Waiver
--Waiver of Early                           Not                            Not                            Not
Withdrawal Charge(7):                   Available                      Available                      Available
---------------------------------------------------------------------------------------------------------------------------

(1)   See "Fee Table" and "Fees."

(2) See "Death Benefit." If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" in this section.

(3) When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." THEREFORE, CONTRACT HOLDERS WHO ARE NOT ALSO THE ANNUITANT SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGES II AND III ARE SUITABLE FOR THEIR CIRCUMSTANCES.

(4) The death benefit is the same under Option Packages II and III for contracts issued in New York. THEREFORE, CONTRACT HOLDERS OF CONTRACTS ISSUED IN NEW YORK SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGE III IS SUITABLE FOR THEIR CIRCUMSTANCES.

(5)   See "Purchase and Rights."

(6)   See "Fees."

(7)   See "Fees."

PREMIUM BONUS OPTION - FORFEITURE. The following information about New York contracts replaces the "Forfeiture" subsection in the "Premium Bonus Option" section of this prospectus:

FORFEITURE. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

      o If you exercise your free look privilege and cancel your contract. See "Right to Cancel."

      o If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See "Death Benefit--Premium Bonus."

      o If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:

(1) Determining the amount of the premium bonus that is subject to forfeiture according to the following table:

      -------------------------------------------------------------------------
               COMPLETED ACCOUNT YEARS             AMOUNT OF PREMIUM
            AT THE TIME OF THE WITHDRAWAL     BONUS SUBJECT TO FORFEITURE
      -------------------------------------------------------------------------
                     Less than 1                         100%
              1 or more but less than 2                  100%
              2 or more but less than 3                  100%
              3 or more but less than 4                  100%
              4 or more but less than 5                  100%
              5 or more but less than 6                   75%
              6 or more but less than 7                   50%
                      7 or more                           0%
      -------------------------------------------------------------------------

ILIAC Variable Annuity - 134789

(2) And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

--------------------------------------------------------------------------------------------------------------------------------
               PURCHASE       PREMIUM       ACCOUNT       WITHDRAWAL
   DATE         PAYMENT        BONUS         VALUE          AMOUNT                            EXPLANATION
--------------------------------------------------------------------------------------------------------------------------------
May 2, 2004    $100,000        $4,000      $104,000             --       You make a $100,000 initial purchase payment and we
                                                                         credit your account with a 4% ($4,000) premium
                                                                         bonus. Your beginning account value equals $104,000.
--------------------------------------------------------------------------------------------------------------------------------
May 2, 2007          --           --       $120,000        $30,000       Assume that your account value grows to $120,000
                                                                         over the next three years and you request a $30,000
                                                                         withdrawal. $18,000 of that $30,000 will be subject
                                                                         to an early withdrawal charge ($30,000 minus $12,000
                                                                         (the 10% free withdrawal amount, see "Fees--Free
                                                                         Withdrawals")) and you would pay a $720 early
                                                                         withdrawal charge (4% of $18,000).  Additionally,
                                                                         100% of the premium bonus is subject to forfeiture
                                                                         according to the table above, and because $18,000 is
                                                                         18% of the $100,000 purchase payment made in the
                                                                         first account year, 18% of your $4,000 premium
                                                                         bonus, or $720, would be forfeited.*
--------------------------------------------------------------------------------------------------------------------------------

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See "Fees--Free Withdrawals." Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

DEATH BENEFIT - DEATH BENEFIT AMOUNT. The following information about New York contracts replaces the "Death Benefit" section of this prospectus:

DEATH BENEFIT AMOUNT. The death benefit depends upon the option package in effect on the date the annuitant dies:

-----------------------------------------------------------------------------------------------------------
                              OPTION PACKAGE I            OPTION PACKAGE II            OPTION PACKAGE
                                                                                       III**
-----------------------------------------------------------------------------------------------------------
DEATH BENEFIT ON        The greater of:             The greatest of:             The greatest of:
DEATH OF THE            (1)   The sum of all        (1)   The sum of all         (1)   The sum of all
ANNUITANT:                    purchase payments,          purchase payments,           purchase payments,
                              adjusted for                adjusted for                 adjusted for
                              amounts withdrawn           amounts withdrawn            amounts withdrawn
                              or applied to an            or applied to an             or applied to an
                              income phase                income phase                 income phase
                              payment option as           payment option as            payment option as
                              of the claim date;          of the claim date;           of the claim date;
                              or                          or                           or
                         THE ACCOUNT VALUE*         (2)   The account            (2)   The account
                         ON THE CLAIM DATE.               value* on the claim          value* on the
                                                          date; or                     claim date; or
                                                     THE "STEP-UP VALUE"*         THE "STEP-UP VALUE"*
                                                     (AS DESCRIBED BELOW)         (AS DESCRIBED BELOW)
                                                     ON THE CLAIM DATE.           ON THE CLAIM DATE.**
-----------------------------------------------------------------------------------------------------------

ILIAC Variable Annuity - 134789

* For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture."

** FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK, THE BENEFIT PAYABLE UPON THE DEATH OF THE ANNUITANT UNDER OPTION PACKAGE III IS THE SAME AS THAT DESCRIBED UNDER OPTION PACKAGE II. THEREFORE, CONTRACT HOLDERS OF CONTRACTS ISSUED IN NEW YORK SHOULD SERIOUSLY CONSIDER WHETHER OPTION PACKAGE III IS SUITABLE FOR THEIR CIRCUMSTANCES.

STEP-UP VALUE. On the schedule effective date, the step-up value is equal to the greater of:

      o     The account value; or

      o The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

      o The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

      o The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See "Premium Bonus Option--Forfeiture" above.

--------------------------------------------------------------------------------
TAXATION
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

ILIAC Variable Annuity - 134789

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION


      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution or transfer occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:

            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Variable Annuity Account B, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

ILIAC Variable Annuity - 134789

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.


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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract;" and

            o     Lastly, from any remaining "investment in the contract."


The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.


            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.


            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.


            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.


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            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.


            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.


      TAXATION OF QUALIFIED CONTRACTS

            GENERAL. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

            DISTRIBUTIONS - GENERAL


            For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.


            DIRECT ROLLOVERS


            If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).



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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

            CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

            Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

            INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

            Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

            INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

            All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to a nother traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:



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

            o     Start date for distributions;


            o The time period in which all amounts in your account(s) must be distributed; and


            o     Distribution amounts.


Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond the following time periods:


            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:


            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

            ROTH IRAS - GENERAL

            Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


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

            ROTH IRAS - DISTRIBUTIONS

            A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.


      TAX SHELTERED ANNUITIES - LOANS


      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your Contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.



                                       46

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

Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


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ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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OTHER TOPICS
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THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                              151 Farmington Avenue
                           Hartford, Connecticut 06156


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VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION


The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability Company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors." All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

      Bancnorth Investment Group, Inc.
      Baring Investment Services, Inc.
      Directed Services, Inc.
      Financial Network Investment Corporation
      Guaranty Brokerage Services, Inc.
      ING America Equities, Inc.
      ING DIRECT Securities, Inc.
      ING Financial Markets, LLC
      ING Financial Partners, Inc.
      ING Funds Distributor, LLC
      ING Investment Management Services, LLC
      Multi-Financial Securities Corporation
      PrimeVest Financial Services, Inc.
      Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm's practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

ILIAC Variable Annuity - 134789

We may also enter into special compensation arrangements with certain distributors based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

            o Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

            o     Marketing allowances;

            o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

            o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

            o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

            o Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
1.    Lincoln Investment Planning Inc.
--------------------------------------------------------------------------------
2.    Symetra Investment Services, Inc.
--------------------------------------------------------------------------------
3.    SunAmerica Securities, Inc.
--------------------------------------------------------------------------------
4.    Securities America, Inc.
--------------------------------------------------------------------------------
5.    ING Financial Partners, Inc.
--------------------------------------------------------------------------------
6.    Financial Network Investment Corporation
--------------------------------------------------------------------------------
7.    Investacorp Inc.
--------------------------------------------------------------------------------
8.    Huckin Financial Group
--------------------------------------------------------------------------------
9.    National Planning Corporation
--------------------------------------------------------------------------------
10.   Walnut Street Securities, Inc.
--------------------------------------------------------------------------------
11.   NIA Securities, L.L.C.
--------------------------------------------------------------------------------
12.   MML Investors Services, Inc.
--------------------------------------------------------------------------------
13.   Cadaret, Grant & Co., Inc.
--------------------------------------------------------------------------------
14.   Proequities, Inc.
--------------------------------------------------------------------------------
15.   Investment Professionals, Inc.
--------------------------------------------------------------------------------
16.   Jefferson Pilot Securities Corporation
--------------------------------------------------------------------------------
17.   McGinn, Smith & Co., Inc.
--------------------------------------------------------------------------------
18.   Linsco/Private Ledger Corporation
--------------------------------------------------------------------------------
19.   Queens Road Securities
--------------------------------------------------------------------------------
20.   A.G. Edwards & Sons
--------------------------------------------------------------------------------
21.   Horan Securities, Inc.
--------------------------------------------------------------------------------
22.   Lincoln Financial Advisors Corporation
--------------------------------------------------------------------------------
23.   Securities Service Network, Inc.
--------------------------------------------------------------------------------
24.   Woodbury Financial Services, Inc.
--------------------------------------------------------------------------------
25.   M Holdings Securities, Inc.
--------------------------------------------------------------------------------

If the amounts paid to ING Financial Advisers, LLC, were included in the table above, the amounts paid to ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

            o Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

            o The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

      o On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

      o When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; or

      o During any other periods the SEC may by order permit for the protection of investors.

ILIAC Variable Annuity - 134789

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

      o During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

      o During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATIONS

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP: ASSIGNMENT

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INVOLUNTARY TERMINATIONS

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

ILIAC Variable Annuity - 134789

TRADING-INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representative's personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.


      General Information and History
      Variable Annuity Account B
      Offering and Purchase of Contracts
      Income Phase Payments
      Sales Material and Advertising
      Independent Registered Public Accounting Firm
      Financial Statements of the Separate Account
      Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries


You may request an SAI by calling the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."


                                     SAI-1

ILIAC Variable Annuity - 134789

                       This page intentionally left blank.


ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                            ILIAC GUARANTEED ACCOUNT

THE ILIAC GUARANTEED ACCOUNT (THE GUARANTEED ACCOUNT) IS A FIXED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PHASE UNDER THE CONTRACT. THIS APPENDIX IS ONLY A SUMMARY OF CERTAIN FACTS ABOUT THE GUARANTEED ACCOUNT. PLEASE READ THE GUARANTEED ACCOUNT PROSPECTUS CAREFULLY BEFORE INVESTING IN THIS OPTION.

IN GENERAL. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

      o The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

      o The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).

            You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

DEPOSIT PERIOD. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

      o Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus;

ILIAC Variable Annuity - 134789

      o     Tax penalties and/or tax withholding--see "Taxation;"

      o     Early withdrawal charge--see "Fees;" or

      o     Maintenance fee--see "Fees."

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the "Premium Bonus Option - Forfeiture" and "Withdrawals" sections of the contract prospectus.

MARKET VALUE ADJUSTMENT (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA WAIVER. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

      o     Transfers due to participation in the dollar cost averaging program;

      o Withdrawals taken due to your election of SWO or ECO (described in "Systematic Distribution Options"), if available;

      o Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and

      o Withdrawals due to your exercise of the right to cancel your contract (described in "Right to Cancel").

DEATH BENEFIT. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

PARTIAL WITHDRAWALS. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

GUARANTEED TERMS MATURITY. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term;
(b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59 1/2, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Variable Annuity - 134789

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

SUBSEQUENT PURCHASE PAYMENTS. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

DOLLAR COST AVERAGING. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

REINSTATING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCOUNT. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

THE INCOME PHASE. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

ILIAC Variable Annuity - 134789

DISTRIBUTION. The Company's subsidiary, ING Financial Advisers, LLC ("ING Financial") serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
APPENDIX II
--------------------------------------------------------------------------------

                                  FIXED ACCOUNT

GENERAL DISCLOSURE.

      o The Fixed Account is an investment option available during the accumulation phase under the contract.

      o Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

      o Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

      o Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

      o Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

      o Additional information about this option may be found in the contract.

INTEREST RATES.

      o The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company's claims-paying ability.

      o Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

DOLLAR COST AVERAGING. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

WITHDRAWALS. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

TRANSFERS. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
APPENDIX III
--------------------------------------------------------------------------------

                         DESCRIPTION OF UNDERLYING FUNDS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.


Certain funds are designated as "Master-Feeder" Funds". Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


-----------------------------------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
-----------------------------------------------------------------------------------------------------------------------------
FORMER FUND NAME                                                CURRENT FUND NAME
-----------------------------------------------------------------------------------------------------------------------------
ING VP Bond Portfolio                                           ING VP Intermediate Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                             Seeks to make your investment grow.  The Portfolio
                                                                operates as a "feeder fund" which invests all of its
    INVESTMENT ADVISER: ING Investments, LLC                    assets in the "master fund" which is Class 2 shares of
    INVESTMENT SUBADVISER: Capital Research and Management      the Growth Fund, a series of American Funds Insurance
    Company                                                     Series(R), a registered open-end investment company.  The
                                                                master fund invests primarily in common stocks of
                                                                companies that appear to offer superior opportunities for
                                                                growth of capital. The Growth Fund is designed for
                                                                investors seeking long-term capital appreciation through
                                                                stocks.
-----------------------------------------------------------------------------------------------------------------------------


                                     III-1

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                      Seeks to make your investment grow and provide you with
                                                                income over time.  The Portfolio operates as a "feeder
    INVESTMENT ADVISER:  ING Investments, LLC                   fund" which invests all of its assets in the "master
    INVESTMENT SUBADVISER:  Capital Research and Management     fund" which is Class 2 shares of the Growth-Income Fund,
    Company                                                     a series of American Funds Insurance Series(R), a
                                                                registered open-end investment company. The master fund
                                                                invests primarily in common stocks or other securities
                                                                which demonstrate the potential for appreciation and/or
                                                                dividends. The Growth-Income Fund is designed for
                                                                investors seeking both capital appreciation and income.
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                      Seeks to make your investment grow over time. The
                                                                Portfolio operates as a "feeder fund" which invests all
    INVESTMENT ADVISER:  ING Investments, LLC                   of its assets in the "master fund" which is Class 2
    INVESTMENT SUBADVISER:  Capital Research and Management     shares of the International Fund, a series of American
    Company                                                     Funds Insurance Series(R), a registered open-end
                                                                investment company. The master fund invests primarily in
                                                                common stocks of companies located outside the United
                                                                States. The International Fund is designed for investors
                                                                seeking capital appreciation through stocks.
-----------------------------------------------------------------------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO (Class I)                         Seeks long-term capital growth.  Invests primarily in
                                                                common stocks and securities convertible into common
    INVESTMENT ADVISER: Directed Services, Inc.                 stocks of U.S. companies across all market
    INVESTMENT SUBADVISER: Evergreen Investment Management      capitalizations.  May invest up to 25% of its assets in
    Co., Inc.                                                   foreign securities.
-----------------------------------------------------------------------------------------------------------------------------
ING FMR(SM) EARNINGS GROWTH PORTFOLIO (Class I)                 Seeks growth of capital over the long term. Normally
                                                                invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                companies it believes have above-average growth
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.   potential. Growth may be measured by factors such as
                                                                earnings or revenue. Companies with high growth potential
                                                                tend to be companies with higher than average
                                                                price/earnings (P/E) or price/book (P/B) ratios.
-----------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                         Seeks capital growth over the long term. Under normal
    (Class I)                                                   market conditions, invests at least 80% of its total
                                                                assets in equity securities of small-cap companies. May
    INVESTMENT ADVISER:  Directed Services, Inc.                invest up to 20% of its assets in foreign securities,
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management    convertible securities and high quality money market
    Inc.                                                        instruments and repurchase agreements.  May invest in
                                                                REITs and derivatives.
-----------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                      Seeks to provide long-term capital appreciation. Under
    (Class I)                                                   normal market conditions, the Portfolio invests at least
                                                                80% of its assets in equity securities of mid and
    INVESTMENT ADVISER:  Directed Services, Inc.                large-capitalization companies at the time of purchase.
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management
    Inc.
-----------------------------------------------------------------------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class I)                        A non-diversified portfolio that seeks long-term growth
                                                                of capital. Normally invests in equity securities,
    INVESTMENT ADVISER:  Directed Services, Inc.                including foreign securities, that offer the potential
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.   for capital growth. May also invest in companies with
                                                                market capitalizations greater than $5 billion, but may
                                                                invest in companies of any size.  May also invest up to
                                                                25% of its total assets in long-term debt securities.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-2

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)     Seeks long-term growth of capital. Invests primarily (no
                                                                less than 65% of its total assets) in common stocks of
    INVESTMENT ADVISER:  Directed Services, Inc.                foreign companies that are selected for their long-term
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC      growth potential. May invest in companies of any size
                                                                throughout the world. Normally invests in issuers from at
                                                                least three different countries not including the United
                                                                States and generally maintains a core position of between
                                                                35 and 50 common stocks. May invest in common stocks of
                                                                companies operating in emerging markets.
-----------------------------------------------------------------------------------------------------------------------------
ING MERCURY LARGE CAP GROWTH PORTFOLIO                          Seeks long-term growth of capital. Invests at least 80%
    (Class S)                                                   of its assets in equity securities of large
                                                                capitalization companies located in the United States
    INVESTMENT ADVISER:  Directed Services, Inc.                believed to have good prospects for earnings growth.
    INVESTMENT SUBADVISER: Mercury Advisors                     These securities will be selected from companies that are
                                                                included in the Russell 1000(R) Growth Index.  May invest
                                                                up to 10% of its total assets in securities issued by
                                                                foreign companies.  Normally will invest a portion of its
                                                                assets in short-term debt securities.
-----------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class I)                        Seeks above-average income (compared to a portfolio
                                                                entirely invested in equity securities) consistent with
    INVESTMENT ADVISER:  Directed Services, Inc.                the prudent employment of capital. Secondarily seeks
    INVESTMENT SUBADVISER: Massachusetts Financial Services     reasonable opportunity for growth of capital and income.
    Company                                                     Invests in a combination of equity and fixed income
                                                                securities.
-----------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class I)                 Seeks long-term growth of capital and future income.
                                                                Normally invests mainly in common stocks of U.S.
    INVESTMENT ADVISER:  Directed Services, Inc.                companies of different capitalization ranges, presently
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.               focusing on large-capitalization issuers. May also invest
                                                                in debt securities, such as bonds and debentures, but
                                                                does not currently emphasize these investments.
-----------------------------------------------------------------------------------------------------------------------------
ING PIONEER FUND PORTFOLIO (Class I)                            Seeks reasonable income and capital growth. Invests in a
                                                                broad list of carefully selected securities believed to
    INVESTMENT ADVISER:  Directed Services, Inc.                be reasonably priced, rather than in securities whose
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.  prices reflect a premium resulting from their current market popularity. Invests the major portion of its
                                                                assets in equity securities, primarily of U.S. issuers.
-----------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                     Seeks to maximize total return over the long term by
                                                                allocating its assets among stocks, bonds, short-term
    INVESTMENT ADVISER:  Directed Services, Inc.                instruments and other investments. Allocates its assets
    INVESTMENT SUBADVISER: UBS Global Asset Management          among the following classes, or types, of investments:
    (Americas) Inc.                                             stocks, bonds, and short-term money market debt
                                                                obligations.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-3

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
     151 Farmington Avenue, Hartford, CT  06156-8962
-----------------------------------------------------------------------------------------------------------------------------
ING AMERICAN CENTURY SELECT PORTFOLIO (Initial Class)           Seeks long-term capital appreciation. Invests in
                                                                securities of companies American Century believes will
    INVESTMENT ADVISER: ING Life Insurance and Annuity Co.      increase in value over time, using a growth investment
    INVESTMENT SUBADVISER: American Century Investment          strategy developed by American Century. Generally invests
    Management Inc.                                             in larger companies, although may purchase securities of
                                                                companies of any size. Can also invest in foreign
                                                                companies.
-----------------------------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                    Seeks long-term growth of capital.  Invests primarily (at
    (Initial Class)                                             least 65% of total assets) in the equity securities of
                                                                foreign companies that the subadviser believes have high
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company  growth potential.  Will normally invest in securities of
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset            at least three different countries other than the U.S.
    Management (London) Ltd.                                    and will invest in both developed and developing markets.
-----------------------------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO                         Seeks capital appreciation. Invests primarily (at least
    (Initial Class)                                             65% of net assets) in common stocks and related
                                                                securities, such as preferred stocks, convertible
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company  securities and depositary receipts focusing on companies
    INVESTMENT SUBADVISER: Massachusetts Financial Services     that MFS believes have favorable growth prospects and
    Company                                                     attractive valuations based on current and expected
                                                                earnings or cash flows. May invest in foreign securities
                                                                (including emerging market securities).
-----------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER GLOBAL PORTFOLIO (Initial Class)                Seeks capital appreciation. Invests mainly in common
                                                                stocks of companies in the U.S. and foreign countries.
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company  Can invest without limit in foreign securities in any
    INVESTMENT SUBADVISER:  OppenheimerFunds, Inc.              country, including countries with emerging markets.
                                                                Currently emphasizes investments in developed markets
                                                                such as the United States, Western European countries and
                                                                Japan. May invest in companies of any size, but currently
                                                                focuses its investments in mid- and large-cap companies.
                                                                Normally will invest in at least three countries (one of
                                                                which may be the United States).
-----------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO   (Initial Class)    Seeks capital appreciation. Invests mainly in common
                                                                stocks of companies in the U.S. and foreign countries.
                                                                Can invest without limit in foreign securities in any
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company  country, including countries with emerging markets.
    INVESTMENT SUBADVISER:  OppenheimerFunds,Inc.               Currently emphasizes investments in developed markets
                                                                such as the United States, Western European countries and
                                                                Japan. May invest in companies of any size, but currently
                                                                focuses its investments in mid- and large-cap companies.
                                                                Normally will invest in at least three countries (one of
                                                                which may be the United States).
-----------------------------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (Initial I)    Seeks long-term growth of capital. Invests primarily (at
                                                                least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER:  ING Life Insurance and Annuity         common stocks and related securities, such as preferred
    Company                                                     stock, convertible securities and depositary receipts, of
    INVESTMENT SUBADVISER:  Salomon Brothers Asset Management   emerging growth companies. May invest in foreign
    Inc.                                                        securities (including emerging market securities).
-----------------------------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO          Seeks long-term capital growth, and secondarily,
    (Initial Class)                                             increasing dividend income. Invests primarily (at least
                                                                80% of net assets under normal circumstances) in common
    INVESTMENT ADVISER:  ING Life Insurance and Annuity         stocks. Concentrates its investments in growth companies
    Company                                                     that have the ability to pay increasing dividends through
    INVESTMENT SUBADVISER:  T. Rowe Price Associates, Inc.      strong cash flows and whose rates of earnings growth are
                                                                considered above average. May also purchase foreign
                                                                stocks, hybrid securities, futures and options.
                                                                Investments in foreign securities are limited to 30% of
                                                                total assets.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-4

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                         Seeks long-term growth of capital and future income.
    (Initial Class)                                             Under normal circumstances, invests at least 80% of net
                                                                assets (plus borrowings for investment purposes, if any)
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company  in equity securities of U.S. large capitalization
    INVESTMENT SUBADVISER: UBS Global Asset Management          companies. Investments in equity securities may include
                                                                dividend-paying securities, common stock and preferred
                                                                stock.
-----------------------------------------------------------------------------------------------------------------------------
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Initial Class)      Seeks total return, consisting of long-term capital
                                                                appreciation and current income. Normally invests at
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company  least 80% of net assets (plus any borrowings for
    INVESTMENT SUBADVISER: Van Kampen                           investment purposes) in equity and income securities at
                                                                the time of investment. Normally invests at least 65% of
                                                                assets in income producing equity instruments (including
                                                                common stocks, preferred stocks and convertible
                                                                securities) and investment grade quality debt securities.
                                                                May invest up to 25% of total assets in securities of
                                                                foreign issuers. May purchase and sell certain derivative
                                                                instruments, such as options, futures contracts, and
                                                                options on futures contracts, for various portfolio
                                                                management purposes, including to earn income, to
                                                                facilitate portfolio management and to mitigate risks.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-5

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-----------------------------------------------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO                                     Seeks to achieve maximum total return and minimal
                                                                exposure of the Series' assets to a market value loss by
    INVESTMENT ADVISER:  ING Investment Management Co.          participating, to the extent possible, in favorable
                                                                equity market performance during the guarantee period.
                                                                The Series will not implement an "investment strategy" in
                                                                any conventional sense. Rather, the Series' asset
                                                                allocation strategy seeks to optimize the exposure of the
                                                                Series to the Equity Component while protecting Series'
                                                                assets. The Series invests at least 80% of its assets in
                                                                equities and fixed-income securities issued by U.S.
                                                                companies or the U.S. government or its agencies. Assets
                                                                allocated to the Equity Component may be reduced or
                                                                eliminated in order to conserve assets at a level equal
                                                                to or above the present value of the Guarantee. During
                                                                the Guarantee Period, the Series' assets will be
                                                                allocated between the: EQUITY COMPONENT, consisting of
                                                                common stocks included in the Standard & Poor's 500
                                                                Composite Stock Price Index ("S&P 500 Index"), futures
                                                                contracts on the S&P 500 Index, and when the Equity
                                                                Component's market value is $5 million or less,
                                                                investments in exchange traded funds ("ETF"s) that can
                                                                reasonably be expected to have at least a 95% correlation
                                                                ratio with the S&P 500 Index, in S&P 500 Index futures,
                                                                or in a combination of S&P 500 Index futures and ETFs,
                                                                subject to any limitation on the Series' investments in
                                                                such securities; and the FIXED COMPONENT, consisting
                                                                primarily of short- to intermediate-duration U.S.
                                                                government securities.
-----------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-----------------------------------------------------------------------------------------------------------------------------
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (Class I)        Seeks long-term capital appreciation. Normally invests at
                                                                least 80% of net assets in equity securities issued by
    INVESTMENT ADVISER: ING Investments, LLC                    science and technology companies in all market
    INVESTMENT SUBADVISER: BlackRock Advisors, Inc.             capitalization ranges. Will invest primarily in equity
                                                                securities of U.S. and non-U.S. companies selected for
                                                                their rapid and sustainable growth potential from the
                                                                development, advancement and use of science and/or
                                                                technology. May invest up to 25% of its net assets in
                                                                stocks of issuers in emerging market countries. May also
                                                                invest in preferred stock, initial public offerings, Rule
                                                                144A securities and derivative instruments including
                                                                foreign currency contracts. May from time to time invest
                                                                more than 25% of its assets in securities whose issuers
                                                                are located in a single foreign country.
-----------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH PORTFOLIO (Class I)                               Seeks growth of capital through investment in a
                                                                diversified portfolio consisting primarily of common
    INVESTMENT ADVISER: ING Investments, LLC                    stocks and securities convertible into common stocks
    INVESTMENT SUBADVISER: ING Investment Management, Co.       believed to offer growth potential. Under normal market
                                                                conditions, invests primarily in common stocks and
                                                                securities convertible into common stock of large U.S.
                                                                companies. May invest in derivatives and foreign
                                                                securities.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-6

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                  Seeks to outperform the total return performance of the
                                                                Standard & Poor's 500 Composite Stock Price Index (S&P
    INVESTMENT ADVISER:  ING Investments, LLC                   500 Index), while maintaining a market level of risk.
    INVESTMENT SUBADVISER:  ING Investment Management Co.,      Invests at least 80% of assets in stocks included in the
                                                                S&P 500 Index.  The subadviser's objective is to
                                                                overweight those stocks in the S&P 500 Index that it
                                                                believes will outperform the index and underweight (or
                                                                avoid altogether) those stocks it believes will
                                                                underperform the index.  May invest in derivatives.
-----------------------------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY PORTFOLIO (Class I)                 Seeks long-term capital growth primarily through
                                                                investment in a diversified portfolio of common stocks
    INVESTMENT ADVISER: ING Investments, LLC                    principally traded in countries outside of the United
    INVESTMENT SUBADVISER: ING Investment Management, Co.       States. The Portfolio will not target any given level of
                                                                current income. Under normal market conditions, invests
                                                                at least 80% of assets in equity securities. At least 65%
                                                                of assets will normally be invested in securities
                                                                principally traded in three or more countries outside of
                                                                the U.S and countries with emerging securities markets.
                                                                These securities may include common stocks as well as
                                                                securities convertible into common stock. May employ
                                                                hedging strategies to protect it from adverse effects on
                                                                the U.S. dollar. May invest in derivatives.
-----------------------------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY PORTFOLIO (Class I)                        Seeks growth of capital primarily through investment in a
                                                                diversified portfolio of common stocks and securities of
    INVESTMENT ADVISER: ING Investments, LLC                    companies with smaller market capitalizations. Under
    INVESTMENT SUBADVISER: ING Investment Management, Co.       normal market conditions, invests at least 80% off assets
                                                                in common stocks of small-capitalization companies.  May
                                                                invest in foreign securities and derivatives.
-----------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
       7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-----------------------------------------------------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO                         Seeks long-term capital appreciation. Normally invests at
    (Class S)                                                   least 80% of assets in the common stock of smaller,
                                                                lesser-known U.S. companies that the sub-adviser believes
    INVESTMENT ADVISER:  ING Investments, LLC                   have above average prospects for growth. For this
    INVESTMENT SUBADVISER:  ING Investment Management Co.       Portfolio, smaller companies are those with market
                                                                capitalizations that fall within the range of companies
                                                                in the Russell 2000 Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
ING VP BALANCED PORTFOLIO, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                                Seeks to maximize investment return, consistent with
ING VP BALANCED PORTFOLIO, INC.  (Class I)                      reasonable safety of principal, by investing in a
                                                                diversified portfolio of one or more of the following
    INVESTMENT ADVISER:  ING Investments, LLC                   asset classes: stocks, bonds and cash equivalents, based
    INVESTMENT SUBADVISER:  ING Investment Management, Co.      on the judgment of the Portfolio's management, of which
                                                                of those sectors or mix thereof offers the best
                                                                investment prospects. Typically maintains approximately
                                                                60% of total assets in equities and approximately 40% of
                                                                total assets in debt (including money market
                                                                instruments). The Portfolio may invest a portion of its
                                                                total assets in high-yield instruments. May also invest
                                                                in convertible securities, foreign debt securities and
                                                                derivatives.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-7

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
ING VP VARIABLE FUNDS
-----------------------------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME PORTFOLIO (Class I)                    Seeks to maximize total return through investments in a
                                                                diversified portfolio of common stocks and securities
    INVESTMENT ADVISER: ING Investments, LLC                    convertible into common stock. Under normal market
    INVESTMENT SUBADVISER: ING Investment Management, Co.       conditions, invests at least 65% of total assets in
                                                                common stocks that the subadviser believes have
                                                                significant potential for capital appreciation or income
                                                                growth or both. May invest up to 25% of its total assets
                                                                in stocks of foreign issuers. May invest in derivatives.
-----------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (CLASS I)                    Seeks to maximize total return consistent with reasonable
    (formerly ING VP Bond Portfolio)                            risk, through investment in a diversified portfolio
                                                                consisting primarily of debt securities. It is
    INVESTMENT ADVISER:  ING Investments, LLC                   anticipated that capital appreciation and investment
    INVESTMENT SUBADVISER:  ING Investment Management Co.,      income will both be major factors in achieving total
                                                                return. Under normal market conditions, the Portfolio
                                                                invests at least 80% of its assets in a portfolio of
                                                                bonds, including but not limited to corporate, government
                                                                and mortgage bonds, which, at the time of investment, are
                                                                rated investment grade or have an equivalent rating by a
                                                                nationally recognized statistical rating organization, or
                                                                of comparable quality if unrated. May also invest in:
                                                                preferred stocks; high quality money market instruments;
                                                                municipal bonds; debt securities of foreign issuers;
                                                                mortgage- and asset-backed securities; and options and
                                                                futures contracts involving securities, securities
                                                                indices and interest rates. Although the portfolio may
                                                                invest in high yield debt securities rated below
                                                                investment grade, it seeks to maintain a minimum average
                                                                portfolio quality of at least investment grade.
-----------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET PORTFOLIO (Class I)                         Seeks to provide high current return, consistent with
                                                                preservation of capital and liquidity, through investment
    INVESTMENT ADVISER:  ING Investments, LLC                   in high-quality money market instruments. Invests in a
    INVESTMENT SUBADVISER:  ING Investment Management, Co.      diversified portfolio of high-quality fixed income
                                                                securities denominated in U.S. dollars, with short
                                                                remaining maturities. May invest in certain obligations
                                                                of foreign banks.  THERE IS NO GUARANTEE THAT THE ING VP
                                                                MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                RETURN.
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
      82 Devonshire Street, Boston, MA  02109
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)PORTFOLIO (Class I)                Seeks long-term capital appreciation. Normally invests
                                                                primarily in common stocks of companies whose value the
    INVESTMENT ADVISER: Fidelity Management & Research Company  Portfolio's investment adviser believes is not fully
    INVESTMENT SUBADVISER: Fidelity Management & Research       recognized by the public.
    (U.K.) Inc.; Fidelity Management &Research (Far East)
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-8

ILIAC Variable Annuity - 134789

-----------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO (Class I)               Seeks reasonable income. Also considers the potential for
                                                                capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management & Research Company  exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                        the Standard & Poor's 500(SM) Index. Normally invests at
                                                                least 80% of total assets in income-producing equity
                                                                securities (which tends to lead to investments in large
                                                                cap "value" stocks).
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO (Class I)                      Seeks to achieve capital appreciation.  Normally invests
                                                                primarily in common stocks of companies the investment
    INVESTMENT ADVISER: Fidelity Management & Research Company  adviser believes have above-average growth potential
    INVESTMENT SUBADVISER: FMR Co., Inc.                        (often called "growth" stocks).
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH-INCOME PORTFOLIO (Class I)                 Seeks a high level of current income while also
                                                                considering growth of capital.  Normally invests
    INVESTMENT ADVISER: Fidelity Management & Research Company  primarily in income-producing debt securities, preferred
    INVESTMENT SUBADVISER: Fidelity Management & Research       stocks and convertible securities, with an emphasis on
    (U.K.) Inc.; Fidelity Management & Research (Far East)      lower-quality debt securities.
    Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA                           Seeks capital appreciation by investing in "growth type"
                                                                companies.  Invests mainly in equity securities, such as
    INVESTMENT ADVISER: OppenheimerFunds, Inc.                  common stocks and can invest in other equity securities,
                                                                such as preferred stocks and securities convertible into
                                                                common stocks.
-----------------------------------------------------------------------------------------------------------------------------



                                     III-9

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
APPENDIX IV
--------------------------------------------------------------------------------

          PROJECTED SCHEDULE OF ING GET U.S. CORE PORTFOLIO* OFFERINGS


------------------------------------------------------------------------------------
                                            OFFERING DATES         GUARANTEE DATES
------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 8    03/09/05 - 06/07/05    06/08/05 - 06/07/12
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 9    06/08/05 - 09/06/05    09/07/05 - 09/06/12
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 10   09/07/05 - 12/05/05    12/06/05 - 12/05/12
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 11   12/06/05 - 03/01/06    03/02/06 - 02/28/03
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ING GET U.S. CORE PORTFOLIO - SERIES 12   03/02/06 - 05/31/06    06/01/06 - 05/30/13
------------------------------------------------------------------------------------


      *     Formerly known as ING GET Fund.

ILIAC Variable Annuity - 134789

--------------------------------------------------------------------------------
APPENDIX V
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION


Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2004 the "Value at end of period" shown is the value at the last date of investment.


                                     TABLE I
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             2004        2003         2002        2001
                                                                             ----        ----         ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.46        $7.37      $9.841     $12.951
Value at end of period                                                         $9.99        $9.46       $7.37      $9.841
Number of accumulation units outstanding at end of period                    360,589      445,452     501,618     613,912
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.45        $7.67      $9.172     $12.001
Value at end of period                                                        $10.20        $9.45       $7.67      $9.172
Number of accumulation units outstanding at end of period                    707,926      859,272     948,642   1,160,320
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $12.37       $12.36     $11.383     $10.800
Value at end of period                                                        $12.57       $12.37      $12.36     $11.383
Number of accumulation units outstanding at end of period                    351,285      346,392     590,034     178,808
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $6.62        $5.09      $7.446     $11.371
Value at end of period                                                         $7.09        $6.62       $5.09      $7.446
Number of accumulation units outstanding at end of period                    596,277      686,221     753,288     964,134
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $8.56        $6.91     $10.001     $11.548
Value at end of period                                                         $8.97        $8.56       $6.91     $10.001
Number of accumulation units outstanding at end of period                    982,943    1,268,376   1,508,348   1,985,504
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $10.20        $7.77     $10.068     $10.129
Value at end of period                                                        $11.26       $10.20       $7.77     $10.068
Number of accumulation units outstanding at end of period                  1,340,371    1,037,180     826,949     713,345

                                                                             2000        1999         1998
                                                                             ----        ----         ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $14.675      $10.245      $7.522
Value at end of period                                                       $12.951      $14.675     $10.245
Number of accumulation units outstanding at end of period                    552,619      190,831      10,913
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $14.179      $10.663      $7.948
Value at end of period                                                       $12.001      $14.179     $10.663
Number of accumulation units outstanding at end of period                  1,098,096      370,289       3,666
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.488
Value at end of period                                                       $10.800
Number of accumulation units outstanding at end of period                      8,235
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $14.438      $10.779      $7.856
Value at end of period                                                       $11.371      $14.438     $10.779
Number of accumulation units outstanding at end of period                    935,078      300,327      11,163
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $13.659      $10.616      $7.820
Value at end of period                                                       $11.548      $13.659     $10.616
Number of accumulation units outstanding at end of period                  1,793,243      895,401      27,668
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.778
Value at end of period                                                       $10.129
Number of accumulation units outstanding at end of period                     29,928

ILIAC Variable Annuity - 134789

                                                                             2004        2003         2002        2001
                                                                             ----        ----         ----        ----
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                   $5.26        $4.29      $6.249      $7.620
Value at end of period                                                         $5.66        $5.26       $4.29      $6.249
Number of accumulation units outstanding at end of period                    367,755      379,025     366,995     378,917
ALLIANCEBERNSTEIN VPSF SMALL CAP GROWTH
(Funds were first received in this option during October 2000)
Value at beginning of period                                                   $8.19        $5.55      $8.218      $9.511
Value at end of period                                                         $9.29        $8.19       $5.55      $8.218
Number of accumulation units outstanding at end of period                    166,825      134,788      42,354      23,023
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $11.91        $9.36     $10.424     $11.993
Value at end of period                                                        $13.62       $11.91       $9.36     $10.424
Number of accumulation units outstanding at end of period                  3,122,247    2,257,322   2,018,022   2,109,547
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $11.21        $8.68     $10.553     $11.210
Value at end of period                                                        $12.38       $11.21       $8.68     $10.553
Number of accumulation units outstanding at end of period                  2,406,797    1,917,301   1,734,825   1,805,355
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                   $8.29        $6.30      $9.097     $11.154
Value at end of period                                                         $8.49        $8.29       $6.30      $9.097
Number of accumulation units outstanding at end of period                  1,649,808    1,906,545   1,714,741   1,711,082
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $8.31        $6.59      $6.436      $7.362
Value at end of period                                                         $9.02        $8.31       $6.59      $6.436
Number of accumulation units outstanding at end of period                    988,970    1,157,540     893,040     941,816
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                  $10.02
Value at end of period                                                        $10.50
Number of accumulation units outstanding at end of period                     64,970
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                  $10.08
Value at end of period                                                        $10.37
Number of accumulation units outstanding at end of period                     77,766
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                   $9.92
Value at end of period                                                        $10.61
Number of accumulation units outstanding at end of period                    458,582
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $8.70        $6.79      $8.364     $11.557
Value at end of period                                                        $10.25        $8.70       $6.79      $8.364
Number of accumulation units outstanding at end of period                    996,681    1,004,101     868,696     856,532
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                  $10.24
Value at end of period                                                        $10.96
Number of accumulation units outstanding at end of period                     43,882

                                                                             2000        1999         1998
                                                                             ----        ----         ----
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.283
Value at end of period                                                        $7.620
Number of accumulation units outstanding at end of period                     83,126
ALLIANCEBERNSTEIN VPSF SMALL CAP GROWTH
(Funds were first received in this option during October 2000)
Value at beginning of period                                                 $10.602
Value at end of period                                                        $9.511
Number of accumulation units outstanding at end of period                      1,070
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $12.966      $10.535      $8.083
Value at end of period                                                       $11.993      $12.966     $10.535
Number of accumulation units outstanding at end of period                  1,991,818    1,126,347      42,196
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $10.438       $9.911      $8.459
Value at end of period                                                       $11.210      $10.438      $9.911
Number of accumulation units outstanding at end of period                  1,176,439      735,175      48,260
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                 $12.649      $10.265
Value at end of period                                                       $11.154      $12.649
Number of accumulation units outstanding at end of period                  1,214,067       84,394
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $9.586       $8.949      $8.626
Value at end of period                                                        $7.362       $9.586      $8.949
Number of accumulation units outstanding at end of period                    887,740      590,621      40,909
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $14.511       $9.248      $8.553
Value at end of period                                                       $11.557      $14.511      $9.248
Number of accumulation units outstanding at end of period                    695,491      292,270      46,182
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

ILIAC Variable Annuity - 134789

                                                                             2004        2003         2002        2001
                                                                             ----        ----         ----        ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $9.18        $7.23     $10.456     $14.030
Value at end of period                                                        $10.26        $9.18       $7.23     $10.456
Number of accumulation units outstanding at end of period                    555,400      666,673     760,839     863,568
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $7.10        $5.19      $8.099     $10.933
Value at end of period                                                         $7.72        $7.10       $5.19      $8.099
Number of accumulation units outstanding at end of period                    556,578      664,936     688,422     853,538
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $8.48        $6.85      $9.211     $11.755
Value at end of period                                                         $9.64        $8.48       $6.85      $9.211
Number of accumulation units outstanding at end of period                    341,549      331,059     358,337     416,034
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $11.37        $9.66     $10.870     $11.457
Value at end of period                                                        $12.32       $11.37       $9.66     $10.870
Number of accumulation units outstanding at end of period                  1,305,749    1,029,178     993,956   1,075,274
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                   $3.74        $2.59      $4.458      $5.842
Value at end of period                                                         $3.65        $3.74       $2.59      $4.458
Number of accumulation units outstanding at end of period                    466,053      729,378     588,646     572,939
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $7.60        $6.09      $8.195     $10.140
Value at end of period                                                         $8.16        $7.60       $6.09      $8.195
Number of accumulation units outstanding at end of period                  1,061,351    1,213,385   1,413,021   1,650,395
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $8.03        $6.22      $8.834     $12.229
Value at end of period                                                         $8.52        $8.03       $6.22      $8.834
Number of accumulation units outstanding at end of period                    554,359      667,168     744,203     962,023
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.84        $7.87     $10.129     $11.839
Value at end of period                                                        $10.77        $9.84       $7.87     $10.129
Number of accumulation units outstanding at end of period                  2,759,569    3,215,532   3,628,671   4,201,884
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $13.41       $12.73     $11.867     $11.018
Value at end of period                                                        $13.93       $13.41      $12.73     $11.867
Number of accumulation units outstanding at end of period                  1,069,558    1,257,971   1,452,812   1,338,812
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                   $7.75        $5.93      $8.160     $10.824
Value at end of period                                                         $9.00        $7.75       $5.93      $8.160
Number of accumulation units outstanding at end of period                    355,722      314,549     273,415     304,009

                                                                             2000        1999         1998
                                                                             ----        ----         ----
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $15.023      $10.193      $9.507
Value at end of period                                                       $14.030      $15.023     $10.193
Number of accumulation units outstanding at end of period                    643,763      207,410      10,086
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $15.499      $10.371      $7.999
Value at end of period                                                       $10.933      $15.499     $10.371
Number of accumulation units outstanding at end of period                    844,849      360,244      11,391
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $12.424      $10.113      $8.805
Value at end of period                                                       $11.755      $12.424     $10.113
Number of accumulation units outstanding at end of period                    383,389      208,889       4,604
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $11.632      $10.337      $9.555
Value at end of period                                                       $11.457      $11.632     $10.337
Number of accumulation units outstanding at end of period                    788,863      417,961       5,235
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $9.999
Value at end of period                                                        $5.842
Number of accumulation units outstanding at end of period                    367,378
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $11.498       $9.886      $7.862
Value at end of period                                                       $10.140      $11.498      $9.886
Number of accumulation units outstanding at end of period                  1,630,201    1,093,630     125,488
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $14.022      $10.489      $8.387
Value at end of period                                                       $12.229      $14.022     $10.489
Number of accumulation units outstanding at end of period                  1,034,464      453,570       8,460
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $13.193      $10.716      $8.469
Value at end of period                                                       $11.839      $13.193     $10.716
Number of accumulation units outstanding at end of period                  4,191,119    2,135,759      31,054
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $10.145      $10.319     $10.157
Value at end of period                                                       $11.018      $10.145     $10.319
Number of accumulation units outstanding at end of period                    722,145      708,744      16,582
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $13.715       $9.149      $8.583
Value at end of period                                                       $10.824      $13.715      $9.149
Number of accumulation units outstanding at end of period                    274,728       75,017         587

ILIAC Variable Annuity - 134789

                                                                             2004        2003         2002        2001
                                                                             ----        ----         ----        ----
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                   $9.22        $7.12      $9.335      $9.602
Value at end of period                                                         $9.95        $9.22       $7.12      $9.335
Number of accumulation units outstanding at end of period                     60,269       54,558      35,551      28,149
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                   $8.41        $6.21      $8.476     $10.181
Value at end of period                                                         $9.26        $8.41       $6.21      $8.476
Number of accumulation units outstanding at end of period                    349,195      219,160     120,171      31,788
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $11.58       $11.59     $11.515     $11.186
Value at end of period                                                        $11.60       $11.58      $11.59     $11.515
Number of accumulation units outstanding at end of period                  2,815,301    1,967,775   3,154,101   3,693,592
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $13.67       $10.04     $13.205     $12.820
Value at end of period                                                        $15.49       $13.67      $10.04     $13.205
Number of accumulation units outstanding at end of period                  1,151,775    1,313,138   1,077,683     886,919
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                   $6.49        $4.73      $8.497     $10.065
Value at end of period                                                         $7.07        $6.49       $4.73      $8.497
Number of accumulation units outstanding at end of period                    228,383      175,467     117,669      73,607
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $13.15       $11.64     $12.560     $13.308
Value at end of period                                                        $14.13       $13.15      $11.64     $12.560
Number of accumulation units outstanding at end of period                  2,345,079    2,765,469   3,258,035   3,515,601
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.35        $7.16      $9.842     $13.203
Value at end of period                                                         $9.68        $9.35       $7.16      $9.842
Number of accumulation units outstanding at end of period                  1,452,287    1,932,748   2,342,510   2,954,711
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.54        $7.13      $9.985     $16.650
Value at end of period                                                        $11.41        $9.54       $7.13      $9.985
Number of accumulation units outstanding at end of period                  1,735,478    1,724,864   1,964,783   2,548,970
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.07        $7.39     $10.010     $13.030
Value at end of period                                                         $9.41        $9.07       $7.39     $10.010
Number of accumulation units outstanding at end of period                  2,517,662    3,033,409   3,739,037   4,534,179
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                   $7.79        $6.07      $8.903      $9.126
Value at end of period                                                         $8.43        $7.79       $6.07      $8.903
Number of accumulation units outstanding at end of period                     31,154       23,315      17,204      16,482
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $12.82       $11.13     $11.850     $11.934
Value at end of period                                                        $14.14       $12.82      $11.13     $11.850
Number of accumulation units outstanding at end of period                  2,060,200    1,339,016   1,138,016   1,083,172

                                                                             2000        1999         1998
                                                                             ----        ----         ----
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $10.615      $10.199     $10.122
Value at end of period                                                       $11.186      $10.615     $10.199
Number of accumulation units outstanding at end of period                  2,214,734    2,174,383     103,626
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $12.128       $9.357      $8.799
Value at end of period                                                       $12.820      $12.128      $9.357
Number of accumulation units outstanding at end of period                    578,289      163,679      13,538
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $13.742      $10.945      $9.175
Value at end of period                                                       $13.308      $13.742     $10.945
Number of accumulation units outstanding at end of period                  3,217,068    1,721,022     114,603
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $15.599      $10.938      $7.907
Value at end of period                                                       $13.203      $15.599     $10.938
Number of accumulation units outstanding at end of period                  3,180,106    1,611,327     138,459
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $24.654      $11.042      $7.183
Value at end of period                                                       $16.650      $24.654     $11.042
Number of accumulation units outstanding at end of period                  2,655,062    1,018,787      18,318
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $15.599       $9.576      $7.245
Value at end of period                                                       $13.030      $15.599      $9.576
Number of accumulation units outstanding at end of period                  4,326,254    1,828,183      63,712
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $10.385      $10.171      $9.712
Value at end of period                                                       $11.934      $10.385     $10.171
Number of accumulation units outstanding at end of period                    485,471      321,447      11,625

ILIAC Variable Annuity - 134789

                                                                             2004        2003         2002        2001
                                                                             ----        ----         ----        ----
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $9.07        $7.29     $10.191     $14.970
Value at end of period                                                        $10.76        $9.07       $7.29     $10.191
Number of accumulation units outstanding at end of period                    535,637      575,555     566,444     733,701
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                   $8.88        $7.08      $8.801      $9.891
Value at end of period                                                         $9.63        $8.88       $7.08      $8.801
Number of accumulation units outstanding at end of period                  1,000,860      957,263     825,724     872,461
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $13.15       $11.24     $10.562     $10.171
Value at end of period                                                        $14.15       $13.15      $11.24     $10.562
Number of accumulation units outstanding at end of period                    821,225      508,541     535,397     554,902
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                   $7.94        $5.76      $7.540
Value at end of period                                                         $9.13        $7.94       $5.76
Number of accumulation units outstanding at end of period                    179,351      100,681       9,143
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                   $8.61        $6.83      $8.944     $10.326
Value at end of period                                                         $9.41        $8.61       $6.83      $8.944
Number of accumulation units outstanding at end of period                    105,312      184,873     198,038     229,676

                                                                             2000        1999         1998
                                                                             ----        ----         ----
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $17.027       $9.362      $7.289
Value at end of period                                                       $14.970      $17.027      $9.362
Number of accumulation units outstanding at end of period                    614,552      102,852         730
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $10.946       $9.080      $6.913
Value at end of period                                                        $9.891      $10.946      $9.080
Number of accumulation units outstanding at end of period                    768,952      341,458      27,241
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $10.005       $9.823      $9.550
Value at end of period                                                       $10.171      $10.005      $9.823
Number of accumulation units outstanding at end of period                    410,623      247,095      21,480
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                 $10.651       $9.451
Value at end of period                                                       $10.326      $10.651
Number of accumulation units outstanding at end of period                    187,906      101,508

                                    TABLE II
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $9.30       $7.27       $9.738     $12.855
Value at end of period                                                        $9.80       $9.30        $7.27      $9.738
Number of accumulation units outstanding at end of period                   498,002     595,056      657,037     752,138
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $9.30       $7.57       $9.076     $11.912
Value at end of period                                                       $10.00       $9.30        $7.57      $9.076
Number of accumulation units outstanding at end of period                 1,122,563   1,330,081    1,538,823   1,890,198
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period                                                 $12.23      $12.26      $11.325     $10.843
Value at end of period                                                       $12.39      $12.23       $12.26     $11.325
Number of accumulation units outstanding at end of period                   405,963     467,445      768,636     245,192
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $6.51       $5.02       $7.369     $11.288
Value at end of period                                                        $6.96       $6.51        $5.02      $7.369
Number of accumulation units outstanding at end of period                   920,755   1,067,508    1,178,462   1,455,036

                                                                            2000        1999        1998
                                                                            ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $14.611     $10.231       $7.914
Value at end of period                                                      $12.855     $14.611      $10.231
Number of accumulation units outstanding at end of period                   701,844     317,266       17,420
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $14.117     $10.649       $8.179
Value at end of period                                                      $11.912     $14.117      $10.649
Number of accumulation units outstanding at end of period                 1,809,797     938,411        9,968
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during January 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $14.375     $10.764       $8.120
Value at end of period                                                      $11.288     $14.375      $10.764
Number of accumulation units outstanding at end of period                 1,389,231     722,832       14,904

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $8.42       $6.82       $9.897     $11.463
Value at end of period                                                        $8.79       $8.42        $6.82      $9.897
Number of accumulation units outstanding at end of period                 1,636,626   2,017,119    2,427,698   3,031,052
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.09       $7.71      $10.017     $10.108
Value at end of period                                                       $11.10      $10.09        $7.71     $10.017
Number of accumulation units outstanding at end of period                 1,421,683   1,055,320      882,219     929,829
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.20       $4.26       $6.217      $7.605
Value at end of period                                                        $5.58       $5.20        $4.26      $6.217
Number of accumulation units outstanding at end of period                   336,525     323,966      306,904     313,435
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $8.10       $5.51       $8.177      $9.491
Value at end of period                                                        $9.16       $8.10        $5.51      $8.177
Number of accumulation units outstanding at end of period                   164,699     165,581       30,165      36,073
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                 $11.71       $9.23      $10.315     $11.904
Value at end of period                                                       $13.36      $11.71        $9.23     $10.315
Number of accumulation units outstanding at end of period                 3,063,454   2,423,626    2,369,434   2,524,943
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $11.02       $8.56      $10.443     $11.127
Value at end of period                                                       $12.14      $11.02        $8.56     $10.443
Number of accumulation units outstanding at end of period                 2,738,588   2,405,810    2,273,947   2,332,214
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                  $8.17       $6.23       $9.027     $11.102
Value at end of period                                                        $8.34       $8.17        $6.23      $9.027
Number of accumulation units outstanding at end of period                 1,506,470   1,615,540    1,513,916   1,544,437
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $8.18       $6.51       $6.369      $7.307
Value at end of period                                                        $8.85       $8.18        $6.51      $6.369
Number of accumulation units outstanding at end of period                 1,030,797   1,181,961      908,261   1,005,301
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                  $9.95
Value at end of period                                                       $10.50
Number of accumulation units outstanding at end of period                    52,636
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.01
Value at end of period                                                       $10.37
Number of accumulation units outstanding at end of period                    73,449
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                  $9.92
Value at end of period                                                       $10.60
Number of accumulation units outstanding at end of period                   128,126

                                                                              2000        1999          1998
                                                                              ----        ----          ----
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $13.599     $10.601       $8.093
Value at end of period                                                      $11.463     $13.599      $10.601
Number of accumulation units outstanding at end of period                 2,930,390   1,538,846       29,486
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $9.765
Value at end of period                                                      $10.108
Number of accumulation units outstanding at end of period                    16,099
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                 $9.083
Value at end of period                                                       $7.605
Number of accumulation units outstanding at end of period                    76,848
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                $10.504
Value at end of period                                                       $9.491
Number of accumulation units outstanding at end of period                       431
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                $12.909     $10.521       $8.746
Value at end of period                                                      $11.904     $12.909      $10.521
Number of accumulation units outstanding at end of period                 2,706,891   1,682,680       29,543
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $10.392      $9.897       $8.314
Value at end of period                                                      $11.127     $10.392       $9.897
Number of accumulation units outstanding at end of period                 2,028,220   1,507,320       59,609
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 1999)
Value at beginning of period                                                $12.628     $10.231
Value at end of period                                                      $11.102     $12.628
Number of accumulation units outstanding at end of period                 1,209,832     124,948
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $9.544      $8.936       $8.411
Value at end of period                                                       $7.307      $9.544       $8.936
Number of accumulation units outstanding at end of period                   990,111     712,099       19,661
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $8.56       $6.70       $8.277     $11.472
Value at end of period                                                       $10.05       $8.56        $6.70      $8.277
Number of accumulation units outstanding at end of period                   918,380     704,367      567,196     529,984
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.31
Value at end of period                                                       $10.96
Number of accumulation units outstanding at end of period                    32,623
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $9.02       $7.14      $10.347     $13.926
Value at end of period                                                       $10.06       $9.02        $7.14     $10.347
Number of accumulation units outstanding at end of period                   654,366     726,481      775,399     911,394
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $6.99       $5.12       $8.015     $10.853
Value at end of period                                                        $7.57       $6.99        $5.12      $8.015
Number of accumulation units outstanding at end of period                   656,230     747,149      836,353   1,011,359
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $8.34       $6.76       $9.115     $11.668
Value at end of period                                                        $9.45       $8.34        $6.76      $9.115
Number of accumulation units outstanding at end of period                   503,215     549,257      619,494     766,265
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 1998)
Value at beginning of period                                                 $11.18       $9.53      $10.757     $11.372
Value at end of period                                                       $12.08      $11.18        $9.53     $10.757
Number of accumulation units outstanding at end of period                   964,065     742,506      701,902     759,422
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $3.69       $2.57       $4.435      $5.830
Value at end of period                                                        $3.60       $3.69        $2.57      $4.435
Number of accumulation units outstanding at end of period                   439,023     508,346      381,818     433,715
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $7.48       $6.01       $8.110     $10.065
Value at end of period                                                        $8.00       $7.48        $6.01      $8.110
Number of accumulation units outstanding at end of period                 1,142,343   1,277,114    1,439,279   1,759,669
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $7.90       $6.13       $8.742     $12.139
Value at end of period                                                        $8.36       $7.90        $6.13      $8.742
Number of accumulation units outstanding at end of period                   539,251     596,441      640,934     822,257
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $9.68       $7.77      $10.024     $11.752
Value at end of period                                                       $10.57       $9.68        $7.77     $10.024
Number of accumulation units outstanding at end of period                 2,357,139   2,732,299    3,014,921   3,558,547
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $13.19      $12.56      $11.743     $10.937
Value at end of period                                                       $13.66      $13.19       $12.56     $11.743
Number of accumulation units outstanding at end of period                 1,246,912   1,229,859    1,436,808   1,394,133

                                                                            2000        1999        1998
                                                                            ----        ----        ----
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $14.448      $9.236       $8.395
Value at end of period                                                      $11.472     $14.448       $9.236
Number of accumulation units outstanding at end of period                   453,858     180,822       25,860
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $14.957     $10.180       $9.302
Value at end of period                                                      $13.926     $14.957      $10.180
Number of accumulation units outstanding at end of period                   845,124     361,089        9,561
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $15.431     $10.357       $6.702
Value at end of period                                                      $10.853     $15.431      $10.357
Number of accumulation units outstanding at end of period                 1,063,458     421,059       13,509
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $12.370     $10.099       $9.089
Value at end of period                                                      $11.668     $12.370      $10.099
Number of accumulation units outstanding at end of period                   740,495     434,221       36,363
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 1998)
Value at beginning of period                                                $11.581     $10.323       $9.276
Value at end of period                                                      $11.372     $11.581      $10.323
Number of accumulation units outstanding at end of period                   741,768     403,187       17,681
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                 $9.999
Value at end of period                                                       $5.830
Number of accumulation units outstanding at end of period                   223,693
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $11.447      $9.872       $7.672
Value at end of period                                                      $10.065     $11.447       $9.872
Number of accumulation units outstanding at end of period                 1,840,246   1,317,642       55,707
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $13.961     $10.475       $8.359
Value at end of period                                                      $12.139     $13.961      $10.475
Number of accumulation units outstanding at end of period                   901,462     536,727        8,297
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                $13.136     $10.702       $8.964
Value at end of period                                                      $11.752     $13.136      $10.702
Number of accumulation units outstanding at end of period                 3,665,275   2,394,661       94,255
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $10.101     $10.305      $10.119
Value at end of period                                                      $10.937     $10.101      $10.305
Number of accumulation units outstanding at end of period                 1,025,035     806,343       30,949

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $7.62       $5.85       $8.075     $10.744
Value at end of period                                                        $8.82       $7.62        $5.85      $8.075
Number of accumulation units outstanding at end of period                   309,684     206,797      174,150     191,553
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                  $9.14       $7.08       $9.316      $9.567
Value at end of period                                                        $9.84       $9.14        $7.08      $9.316
Number of accumulation units outstanding at end of period                    58,843      27,368       18,913       6,683
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $8.34       $6.18       $8.458     $10.125
Value at end of period                                                        $9.16       $8.34        $6.18      $8.458
Number of accumulation units outstanding at end of period                   347,515     263,134      138,997      27,540
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                 $11.39      $11.44      $11.396     $11.103
Value at end of period                                                       $11.37      $11.39       $11.44     $11.396
Number of accumulation units outstanding at end of period                 3,781,977   1,880,007    2,724,201   2,794,371
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $13.45       $9.91      $13.068     $12.726
Value at end of period                                                       $15.19      $13.45        $9.91     $13.068
Number of accumulation units outstanding at end of period                   743,438     709,514      617,861     558,858
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $6.44       $4.71       $8.479     $10.064
Value at end of period                                                        $6.99       $6.44        $4.71      $8.479
Number of accumulation units outstanding at end of period                   249,195     233,330      101,824      37,135
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $12.93      $11.48      $12.430     $13.210
Value at end of period                                                       $13.86      $12.93       $11.48     $12.430
Number of accumulation units outstanding at end of period                 2,462,714   3,012,811    3,601,529   4,073,988
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $9.19       $7.07       $9.740     $13.106
Value at end of period                                                        $9.49       $9.19        $7.07      $9.740
Number of accumulation units outstanding at end of period                 2,147,880   2,595,083    3,015,363   3,897,751
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $9.38       $7.03       $9.881     $16.527
Value at end of period                                                       $11.19       $9.38        $7.03      $9.881
Number of accumulation units outstanding at end of period                 1,362,611   1,507,893    1,696,306   2,197,460
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                  $8.92       $7.29       $9.906     $12.934
Value at end of period                                                        $9.23       $8.92        $7.29      $9.906
Number of accumulation units outstanding at end of period                 2,413,518   2,987,515    3,645,285   4,448,459
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.73       $6.04       $8.884      $9.208
Value at end of period                                                        $8.34       $7.73        $6.04      $8.884
Number of accumulation units outstanding at end of period                    63,454      50,522       42,520      24,556

                                                                            2000        1999        1998
                                                                            ----        ----        ----
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $13.655      $9.137       $8.497
Value at end of period                                                      $10.744     $13.655       $9.137
Number of accumulation units outstanding at end of period                   211,631      79,291        4,529
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                $10.569     $10.186      $10.086
Value at end of period                                                      $11.103     $10.569      $10.186
Number of accumulation units outstanding at end of period                 1,993,511   1,313,322       44,014
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $12.074      $9.345       $7.219
Value at end of period                                                      $12.726     $12.074       $9.345
Number of accumulation units outstanding at end of period                   419,834     114,138        7,787
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $13.681     $10.930       $8.301
Value at end of period                                                      $13.210     $13.681      $10.930
Number of accumulation units outstanding at end of period                 3,812,377   2,130,090       27,397
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $15.531     $10.923       $7.596
Value at end of period                                                      $13.106     $15.531      $10.923
Number of accumulation units outstanding at end of period                 4,430,382   2,407,010       35,759
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $24.546     $11.027       $6.858
Value at end of period                                                      $16.527     $24.546      $11.027
Number of accumulation units outstanding at end of period                 2,338,682     994,780       21,356
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                $15.531      $9.563       $8.027
Value at end of period                                                      $12.934     $15.531       $9.563
Number of accumulation units outstanding at end of period                 4,782,841   2,118,680       39,602
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $12.61      $10.98      $11.726     $11.846
Value at end of period                                                       $13.87      $12.61       $10.98     $11.726
Number of accumulation units outstanding at end of period                 2,749,759   2,075,933    1,935,085   1,711,650
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $8.92       $7.19      $10.085     $14.860
Value at end of period                                                       $10.55       $8.92        $7.19     $10.085
Number of accumulation units outstanding at end of period                   699,813     717,707      653,599     774,543
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $8.74       $6.98       $8.710      $9.818
Value at end of period                                                        $9.45       $8.74        $6.98      $8.710
Number of accumulation units outstanding at end of period                 1,555,331   1,573,160    1,503,687   1,636,809
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $12.93      $11.09      $10.453     $10.096
Value at end of period                                                       $13.88      $12.93       $11.09     $10.453
Number of accumulation units outstanding at end of period                 1,013,638     728,495      629,246     574,226
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period                                                  $7.87       $5.73       $7.521      $9.347
Value at end of period                                                        $9.03       $7.87        $5.73      $7.521
Number of accumulation units outstanding at end of period                   261,860     129,476        7,304         260
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                  $8.49       $6.75       $8.871     $10.273
Value at end of period                                                        $9.25       $8.49        $6.75      $8.871
Number of accumulation units outstanding at end of period                   613,898     921,723      964,640   1,022,443

                                                                            2000        1999        1998
                                                                            ----        ----        ----
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $10.339     $10.157       $9.772
Value at end of period                                                      $11.846     $10.339      $10.157
Number of accumulation units outstanding at end of period                 1,107,686     675,246       12,838
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $16.952      $9.350       $6.300
Value at end of period                                                      $14.860     $16.952       $9.350
Number of accumulation units outstanding at end of period                   677,022     139,615       12,609
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $10.898      $9.067       $6.647
Value at end of period                                                       $9.818     $10.898       $9.067
Number of accumulation units outstanding at end of period                 1,516,368     737,210       41,656
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 1998)
Value at beginning of period                                                 $9.961      $9.810       $9.566
Value at end of period                                                      $10.096      $9.961       $9.810
Number of accumulation units outstanding at end of period                   497,551     321,797       13,169
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during May 1999)
Value at beginning of period                                                $10.629      $9.852
Value at end of period                                                      $10.273     $10.629
Number of accumulation units outstanding at end of period                   917,170     541,487

                                    TABLE III
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $9.23       $7.23       $9.687     $12.808
Value at end of period                                                        $9.70       $9.23        $7.23      $9.687
Number of accumulation units outstanding at end of period                   253,033     280,981      329,703     424,755
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $9.22       $7.52       $9.029     $11.868
Value at end of period                                                        $9.91       $9.22        $7.52      $9.029
Number of accumulation units outstanding at end of period                   405,693     474,287      507,917     607,793
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $12.16      $12.21      $11.296     $10.767
Value at end of period                                                       $12.30      $12.16       $12.21     $11.296
Number of accumulation units outstanding at end of period                   180,924     145,354      283,516      86,120

                                                                            2000        1999        1998
                                                                            ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $14.579     $10.224       $9.078
Value at end of period                                                      $12.808     $14.579      $10.224
Number of accumulation units outstanding at end of period                   392,207     156,884          857
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $14.086     $10.641       $8.830
Value at end of period                                                      $11.868     $14.086      $10.641
Number of accumulation units outstanding at end of period                   628,311     259,387        7,172
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                $10.743
Value at end of period                                                      $10.767
Number of accumulation units outstanding at end of period                    10,553

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $6.46       $4.99       $7.330     $11.246
Value at end of period                                                        $6.89       $6.46        $4.99      $7.330
Number of accumulation units outstanding at end of period                   294,937     341,365      372,278     500,453
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $8.35       $6.77       $9.845     $11.420
Value at end of period                                                        $8.71       $8.35        $6.77      $9.845
Number of accumulation units outstanding at end of period                   624,438     747,410      868,527   1,050,807
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.03       $7.68       $9.991     $10.098
Value at end of period                                                       $11.03      $10.03        $7.68      $9.991
Number of accumulation units outstanding at end of period                   524,886     396,340      356,243     341,168
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.17       $4.24       $6.201      $7.597
Value at end of period                                                        $5.54       $5.17        $4.24      $6.201
Number of accumulation units outstanding at end of period                   127,190     126,509      138,235      85,676
ALLIANCEBERNSTEIN VPSF SMALL CAP GROWTH
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $8.06       $5.49       $8.156      $9.482
Value at end of period                                                        $9.10       $8.06        $5.49      $8.156
Number of accumulation units outstanding at end of period                    42,040      41,352       10,982       8,785
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $11.62       $9.17      $10.262     $11.860
Value at end of period                                                       $13.23      $11.62        $9.17     $10.262
Number of accumulation units outstanding at end of period                 1,108,634     908,324      842,283   1,021,502
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                 $10.93       $8.51      $10.388     $11.086
Value at end of period                                                       $12.02      $10.93        $8.51     $10.388
Number of accumulation units outstanding at end of period                   988,726     767,724      665,354     681,661
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                  $8.12       $6.20       $8.993     $11.076
Value at end of period                                                        $8.27       $8.12        $6.20      $8.993
Number of accumulation units outstanding at end of period                   449,122     592,005      531,768     556,572
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $8.11       $6.46       $6.336      $7.280
Value at end of period                                                        $8.76       $8.11        $6.46      $6.336
Number of accumulation units outstanding at end of period                   357,742     500,839      390,976     442,314
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.38
Value at end of period                                                       $10.49
Number of accumulation units outstanding at end of period                     4,609

                                                                            2000        1999        1998
                                                                            ----        ----        ----
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $14.343     $10.757       $9.702
Value at end of period                                                      $11.246     $14.343      $10.757
Number of accumulation units outstanding at end of period                   539,472     228,578        1,498
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $13.569     $10.594       $9.664
Value at end of period                                                      $11.420     $13.569      $10.594
Number of accumulation units outstanding at end of period                 1,085,664     492,467        9,219
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $9.310
Value at end of period                                                      $10.098
Number of accumulation units outstanding at end of period                     4,460
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $7.918
Value at end of period                                                       $7.597
Number of accumulation units outstanding at end of period                    23,775
ALLIANCEBERNSTEIN VPSF SMALL CAP GROWTH
(Funds were first received in this option during October 2000)
Value at beginning of period                                                 $8.851
Value at end of period                                                       $9.482
Number of accumulation units outstanding at end of period                       296
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $12.881     $10.514       $8.946
Value at end of period                                                      $11.860     $12.881      $10.514
Number of accumulation units outstanding at end of period                 1,105,565     604,942        3,861
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $10.369      $9.891       $9.412
Value at end of period                                                      $11.086     $10.369       $9.891
Number of accumulation units outstanding at end of period                   597,258     471,012        9,907
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period                                                $12.618     $10.793
Value at end of period                                                      $11.076     $12.618
Number of accumulation units outstanding at end of period                   444,916      35,352
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                 $9.523      $8.930       $8.987
Value at end of period                                                       $7.280      $9.523       $8.930
Number of accumulation units outstanding at end of period                   460,731     244,927       48,476
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.15
Value at end of period                                                       $10.36
Number of accumulation units outstanding at end of period                    34,306
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.00
Value at end of period                                                       $10.60
Number of accumulation units outstanding at end of period                   149,631
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $8.49       $6.65       $8.234     $11.430
Value at end of period                                                        $9.95       $8.49        $6.65      $8.234
Number of accumulation units outstanding at end of period                   322,703     435,174      399,228     415,390
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.69
Value at end of period                                                       $10.96
Number of accumulation units outstanding at end of period                     2,326
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $8.95       $7.09      $10.293     $13.875
Value at end of period                                                        $9.96       $8.95        $7.09     $10.293
Number of accumulation units outstanding at end of period                   166,306     183,337      201,250     268,472
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $6.93       $5.09       $7.973     $10.812
Value at end of period                                                        $7.50       $6.93        $5.09      $7.973
Number of accumulation units outstanding at end of period                   233,080     248,251      250,908     336,248
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $8.27       $6.72       $9.068     $11.625
Value at end of period                                                        $9.36       $8.27        $6.72      $9.068
Number of accumulation units outstanding at end of period                   182,701     159,053      179,084     239,620
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $11.09       $9.46      $10.701     $11.330
Value at end of period                                                       $11.97      $11.09        $9.46     $10.701
Number of accumulation units outstanding at end of period                   429,399     361,022      324,406     390,130
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $3.67       $2.56       $4.424      $5.824
Value at end of period                                                        $3.58       $3.67        $2.56      $4.424
Number of accumulation units outstanding at end of period                    62,319      98,525       55,830      79,126
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $7.42       $5.97       $8.067     $10.028
Value at end of period                                                        $7.93       $7.42        $5.97      $8.067
Number of accumulation units outstanding at end of period                   388,591     456,278      490,461     598,188
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $7.83       $6.09       $8.697     $12.094
Value at end of period                                                        $8.28       $7.83        $6.09      $8.697
Number of accumulation units outstanding at end of period                   111,972     117,746      122,600     179,315

                                                                            2000        1999        1998
                                                                            ----        ----        ----
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $14.416      $9.229       $8.841
Value at end of period                                                      $11.430     $14.416       $9.229
Number of accumulation units outstanding at end of period                   360,841     122,089        2,368
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $14.924     $10.173       $9.421
Value at end of period                                                      $13.875     $14.924      $10.173
Number of accumulation units outstanding at end of period                   258,457      99,417          161
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $15.397     $10.350       $8.599
Value at end of period                                                      $10.812     $15.397      $10.350
Number of accumulation units outstanding at end of period                   337,201     173,671       12,479
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $12.343     $10.092       $8.886
Value at end of period                                                      $11.625     $12.343      $10.092
Number of accumulation units outstanding at end of period                   281,914     145,910        6,259
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $11.555     $10.316       $9.581
Value at end of period                                                      $11.330     $11.555      $10.316
Number of accumulation units outstanding at end of period                   383,215     237,246        9,447
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                 $8.693
Value at end of period                                                       $5.824
Number of accumulation units outstanding at end of period                    74,724
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $11.422      $9.866       $8.961
Value at end of period                                                      $10.028     $11.422       $9.866
Number of accumulation units outstanding at end of period                   609,964     407,605       47,020
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $13.930     $10.468       $8.899
Value at end of period                                                      $12.094     $13.930      $10.468
Number of accumulation units outstanding at end of period                   205,559     114,036        2,298

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                  $9.60       $7.71       $9.971     $11.709
Value at end of period                                                       $10.46       $9.60        $7.71      $9.971
Number of accumulation units outstanding at end of period                 1,023,641   1,074,895    1,263,503   1,515,400
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $13.08      $12.48      $11.682     $10.896
Value at end of period                                                       $13.52      $13.08       $12.48     $11.682
Number of accumulation units outstanding at end of period                   438,603     495,079      534,744     504,706
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $7.56       $5.81       $8.033     $10.704
Value at end of period                                                        $8.74       $7.56        $5.81      $8.033
Number of accumulation units outstanding at end of period                   128,680      75,410       61,383      79,279
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                  $9.10       $7.07       $9.306      $9.624
Value at end of period                                                        $9.78       $9.10        $7.07      $9.306
Number of accumulation units outstanding at end of period                    12,048       5,557        1,232         701
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                  $8.31       $6.17       $8.449      $9.402
Value at end of period                                                        $9.11       $8.31        $6.17      $8.449
Number of accumulation units outstanding at end of period                    94,476      81,803       26,454      14,864
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $11.30      $11.36      $11.336     $11.062
Value at end of period                                                       $11.26      $11.30       $11.36     $11.336
Number of accumulation units outstanding at end of period                 1,683,216     809,314    1,186,508   1,293,086
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                 $13.34       $9.84      $13.000     $12.679
Value at end of period                                                       $15.04      $13.34        $9.84     $13.000
Number of accumulation units outstanding at end of period                   229,226     271,334      200,548     165,137
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $6.41       $4.70       $8.470     $11.291
Value at end of period                                                        $6.95       $6.41        $4.70      $8.470
Number of accumulation units outstanding at end of period                    78,291      98,422       56,606      14,405
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                 $12.83      $11.41      $12.365     $13.161
Value at end of period                                                       $13.73      $12.83       $11.41     $12.365
Number of accumulation units outstanding at end of period                   832,253   1,027,563    1,255,266   1,450,692
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $9.12       $7.02       $9.689     $13.057
Value at end of period                                                        $9.40       $9.12        $7.02      $9.689
Number of accumulation units outstanding at end of period                   719,344     852,745      983,467   1,297,820
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $9.30       $6.98       $9.829     $16.466
Value at end of period                                                       $11.08       $9.30        $6.98      $9.829
Number of accumulation units outstanding at end of period                   566,327     568,038      657,392     849,468

                                                                            2000        1999        1998
                                                                            ----        ----        ----
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period                                                $13.107     $10.694       $9.134
Value at end of period                                                      $11.709     $13.107      $10.694
Number of accumulation units outstanding at end of period                 1,645,365     926,393        4,957
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $10.078     $10.298      $10.188
Value at end of period                                                      $10.896     $10.078      $10.298
Number of accumulation units outstanding at end of period                   402,297     300,240        3,930
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $13.625      $9.131       $8.663
Value at end of period                                                      $10.704     $13.625       $9.131
Number of accumulation units outstanding at end of period                    82,568      28,091          718
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $10.546     $10.179      $10.120
Value at end of period                                                      $11.062     $10.546      $10.179
Number of accumulation units outstanding at end of period                   818,340     707,569       47,079
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $12.048      $9.338       $8.739
Value at end of period                                                      $12.679     $12.048       $9.338
Number of accumulation units outstanding at end of period                   119,263      39,754          396
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period                                                $13.651     $10.923       $9.275
Value at end of period                                                      $13.161     $13.651      $10.923
Number of accumulation units outstanding at end of period                 1,480,174     778,170        9,108
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $15.497     $10.915       $9.157
Value at end of period                                                      $13.057     $15.497      $10.915
Number of accumulation units outstanding at end of period                 1,465,080     647,596        6,648
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $24.492     $11.020       $9.497
Value at end of period                                                      $16.466     $24.492      $11.020
Number of accumulation units outstanding at end of period                   933,621     368,330          944

ILIAC Variable Annuity - 134789

                                                                            2004        2003        2002         2001
                                                                            ----        ----        ----         ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $8.85       $7.24       $9.854     $12.886
Value at end of period                                                        $9.14       $8.85        $7.24      $9.854
Number of accumulation units outstanding at end of period                   713,488     875,429    1,076,133   1,330,767
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.70       $6.02       $8.875      $9.047
Value at end of period                                                        $8.29       $7.70        $6.02      $8.875
Number of accumulation units outstanding at end of period                    42,622      19,308        4,457       7,748
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                                 $12.51      $10.91      $11.665     $11.803
Value at end of period                                                       $13.73      $12.51       $10.91     $11.665
Number of accumulation units outstanding at end of period                   788,222     575,689      561,729     515,486
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                  $8.84       $7.14      $10.032     $14.805
Value at end of period                                                       $10.45       $8.84        $7.14     $10.032
Number of accumulation units outstanding at end of period                   180,375     201,788      205,718     257,900
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                                  $8.67       $6.94       $8.664      $9.782
Value at end of period                                                        $9.35       $8.67        $6.94      $8.664
Number of accumulation units outstanding at end of period                   584,609     492,452      475,185     542,225
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                 $12.82      $11.02      $10.398     $10.059
Value at end of period                                                       $13.74      $12.82       $11.02     $10.398
Number of accumulation units outstanding at end of period                   381,381     224,446      209,695     190,058
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period                                                  $7.84       $5.72       $7.280
Value at end of period                                                        $8.98       $7.84        $5.72
Number of accumulation units outstanding at end of period                    48,006      31,363        7,013
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during June 1999)
Value at beginning of period                                                  $8.43       $6.71       $8.835     $10.247
Value at end of period                                                        $9.17       $8.43        $6.71      $8.835
Number of accumulation units outstanding at end of period                    72,368      86,929       94,577     100,437

                                                                            2000        1999        1998
                                                                            ----        ----        ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $15.497      $9.557       $8.519
Value at end of period                                                      $12.886     $15.497       $9.557
Number of accumulation units outstanding at end of period                 1,437,826     583,969        7,974
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $10.317     $10.150       $9.737
Value at end of period                                                      $11.803     $10.317      $10.150
Number of accumulation units outstanding at end of period                   359,846     307,463       27,534
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                $16.915      $9.343       $8.309
Value at end of period                                                      $14.805     $16.915       $9.343
Number of accumulation units outstanding at end of period                   262,829      58,765          407
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during November 1998)
Value at beginning of period                                                $10.874      $9.061       $8.449
Value at end of period                                                       $9.782     $10.874       $9.061
Number of accumulation units outstanding at end of period                   527,870     255,253        1,468
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 1998)
Value at beginning of period                                                 $9.939      $9.803       $9.768
Value at end of period                                                      $10.059      $9.939       $9.803
Number of accumulation units outstanding at end of period                   151,921     118,824           10
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period
Value at end of period
Number of accumulation units outstanding at end of period
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during June 1999)
Value at beginning of period                                                $10.618      $9.567
Value at end of period                                                      $10.247     $10.618
Number of accumulation units outstanding at end of period                    93,298      49,695

                                    TABLE IV
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.45% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.52       $4.33       $5.805      $7.678      $9.935
Value at end of period                                                        $5.80       $5.52        $4.33      $5.805      $7.678
Number of accumulation units outstanding at end of period                   162,109     232,705      224,044     228,066     100,309

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.37       $5.20       $6.246      $8.214      $9.846
Value at end of period                                                        $6.84       $6.37        $5.20      $6.246      $8.214
Number of accumulation units outstanding at end of period                   176,118     200,687      233,332     248,334      61,552
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during October 2000)
Value at beginning of period                                                 $11.72      $11.77      $10.897     $10.392     $10.090
Value at end of period                                                       $11.85      $11.72       $11.77     $10.897     $10.392
Number of accumulation units outstanding at end of period                   100,760      93,136      175,025     184,082         918
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.36       $3.37       $4.958      $7.611      $9.945
Value at end of period                                                        $4.65       $4.36        $3.37      $4.958      $7.611
Number of accumulation units outstanding at end of period                   214,258     166,356      164,058     256,729     121,073
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.43       $5.21       $7.585      $8.804      $9.590
Value at end of period                                                        $6.70       $6.43        $5.21      $7.585      $8.804
Number of accumulation units outstanding at end of period                   244,781     299,982      341,816     371,813      83,391
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.30       $7.89      $10.272     $10.387      $9.984
Value at end of period                                                       $11.32      $10.30        $7.89     $10.272     $10.387
Number of accumulation units outstanding at end of period                   457,454     451,492      380,963     433,113      20,209
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.57       $4.57       $6.688      $8.198      $9.505
Value at end of period                                                        $5.96       $5.57        $4.57      $6.688      $8.198
Number of accumulation units outstanding at end of period                   158,402     190,489      201,715     174,117      38,184
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.29       $4.97       $7.384      $8.589      $9.718
Value at end of period                                                        $8.23       $7.29        $4.97      $7.384      $8.589
Number of accumulation units outstanding at end of period                    76,127      45,523       13,239      16,639         963
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.23       $7.29       $8.163      $9.440     $10.000
Value at end of period                                                       $10.51       $9.23        $7.29      $8.163      $9.440
Number of accumulation units outstanding at end of period                   569,499     396,289      267,452     229,470      56,160
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.49       $8.17       $9.978     $10.654     $10.343
Value at end of period                                                       $11.53      $10.49        $8.17      $9.978     $10.654
Number of accumulation units outstanding at end of period                   620,024     556,680      416,662     402,042      19,341
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.26       $4.78       $6.941      $8.554      $9.783
Value at end of period                                                        $6.38       $6.26        $4.78      $6.941      $8.554
Number of accumulation units outstanding at end of period                   727,963     780,056      678,024     646,257     131,209
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.42       $7.51       $7.367      $8.470      $9.860
Value at end of period                                                       $10.17       $9.42        $7.51      $7.367      $8.470
Number of accumulation units outstanding at end of period                   197,485     182,940      102,212     110,266      13,910

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.02
Value at end of period                                                       $10.49
Number of accumulation units outstanding at end of period                    37,155
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.08
Value at end of period                                                       $10.36
Number of accumulation units outstanding at end of period                     7,196
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                  $9.91
Value at end of period                                                       $10.60
Number of accumulation units outstanding at end of period                   109,098
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.25       $5.68       $7.038      $9.775      $9.570
Value at end of period                                                        $8.49       $7.25        $5.68      $7.038      $9.775
Number of accumulation units outstanding at end of period                   207,690     271,528      289,604     227,334      29,924
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.31
Value at end of period                                                       $10.96
Number of accumulation units outstanding at end of period                       339
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.67       $4.49       $6.526      $8.801      $9.991
Value at end of period                                                        $6.31       $5.67        $4.49      $6.526      $8.801
Number of accumulation units outstanding at end of period                   239,847     245,421      288,030     339,484      54,610
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $4.87       $3.58       $5.612      $7.612      $8.529
Value at end of period                                                        $5.27       $4.87        $3.58      $5.612      $7.612
Number of accumulation units outstanding at end of period                   162,986    137,.013      108,235     140,983      24,330
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.20       $5.04       $6.803      $8.726      $9.951
Value at end of period                                                        $7.01       $6.20        $5.04      $6.803      $8.726
Number of accumulation units outstanding at end of period                   138,044     130,099      151,906     165,808      31,491
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.32       $7.95       $8.998      $9.532      $9.867
Value at end of period                                                       $10.05       $9.32        $7.95      $8.998      $9.532
Number of accumulation units outstanding at end of period                   312,115     302,567      241,435     255,686      50,040
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $3.83       $2.67       $4.622      $6.088      $9.288
Value at end of period                                                        $3.73       $3.83        $2.67      $4.622      $6.088
Number of accumulation units outstanding at end of period                   139,144     174,872      125,467     115,833      27,854
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.63       $5.33       $7.215      $8.973      $9.481
Value at end of period                                                        $7.08       $6.63        $5.33      $7.215      $8.973
Number of accumulation units outstanding at end of period                   224,659     206,944      217,039     229,035      37,513

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.19       $4.04       $5.769      $8.027      $9.187
Value at end of period                                                        $5.48       $5.19        $4.04      $5.769      $8.027
Number of accumulation units outstanding at end of period                   115,521     135,250      121,103     144,533      44,666
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.37       $5.93       $7.662      $9.002      $9.846
Value at end of period                                                        $8.03       $7.37        $5.93      $7.662      $9.002
Number of accumulation units outstanding at end of period                   691,021     713,781      675,425     649,181      90,026
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $12.55      $11.98      $11.222     $10.472     $10.042
Value at end of period                                                       $12.97      $12.55       $11.98     $11.222     $10.472
Number of accumulation units outstanding at end of period                   380,271     457,789      473,230     358,474      26,415
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.17       $4.74       $6.557      $8.741      $9.183
Value at end of period                                                        $7.12       $6.17        $4.74      $6.557      $8.741
Number of accumulation units outstanding at end of period                   184,925     137,644       71,158      77,492      27,898
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $9.09       $7.06       $9.303      $9.883
Value at end of period                                                        $9.76       $9.09        $7.06      $9.303
Number of accumulation units outstanding at end of period                    12,903       6,959        7,235       7,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $8.30       $6.16       $8.447     $10.001
Value at end of period                                                        $9.09       $8.30        $6.16      $8.447
Number of accumulation units outstanding at end of period                   154,308     126,702       78,501      13,287
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.35      $10.40      $10.389     $10.143     $10.044
Value at end of period                                                       $10.30      $10.35       $10.40     $10.389     $10.143
Number of accumulation units outstanding at end of period                   447,163     545,754      727,899     825,726     101,038
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.70       $7.16       $9.463      $9.234      $8.762
Value at end of period                                                       $10.93       $9.70        $7.16      $9.463      $9.234
Number of accumulation units outstanding at end of period                   387,298     436,486      339,072     272,628      19,542
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $6.40       $4.69       $8.467     $10.136
Value at end of period                                                        $6.94       $6.40        $4.69      $8.467
Number of accumulation units outstanding at end of period                    90,621     101,400       49,257      18,432
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.48       $8.44       $9.152      $9.746      $9.982
Value at end of period                                                       $10.14       $9.48        $8.44      $9.152      $9.746
Number of accumulation units outstanding at end of period                   447,567     551,463      678,472     656,847     175,868

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.79       $4.46       $6.162      $8.308     $10.000
Value at end of period                                                        $5.97       $5.79        $4.46      $6.162      $8.308
Number of accumulation units outstanding at end of period                   240,635     290,986      327,790     388,433     139,032
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $3.93       $2.96       $4.161      $6.975     $10.000
Value at end of period                                                        $4.68       $3.93        $2.96      $4.161      $6.975
Number of accumulation units outstanding at end of period                   676,302     541,527      555,398     600,078     131,436
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.88       $4.81       $6.550      $8.570     $10.000
Value at end of period                                                        $6.07       $5.88        $4.81      $6.550      $8.570
Number of accumulation units outstanding at end of period                   530,921     615,336      771,583     821,676     255,501
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.69       $6.02       $8.872      $8.978
Value at end of period                                                        $8.27       $7.69        $6.02      $8.872
Number of accumulation units outstanding at end of period                    14,825      12,326          879      25,615
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $11.39       $9.94      $10.632     $10.763     $10.244
Value at end of period                                                       $12.50      $11.39        $9.94     $10.632     $10.763
Number of accumulation units outstanding at end of period                   845,251     710,713      617,718     560,757      23,734
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.07       $3.29       $4.625      $6.828     $10.000
Value at end of period                                                        $4.81       $4.07        $3.29      $4.625      $6.828
Number of accumulation units outstanding at end of period                   400,631     408,856      507,860     548,565     159,723
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $7.82       $6.26       $7.824      $8.838     $10.000
Value at end of period                                                        $8.43       $7.82        $6.26      $7.824      $8.838
Number of accumulation units outstanding at end of period                   315,825     281,794      265,864     260,614      86,667
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $12.65      $10.87      $10.269      $9.939      $9.995
Value at end of period                                                       $13.55      $12.65       $10.87     $10.269      $9.939
Number of accumulation units outstanding at end of period                   255,302     238,270      157,440     129,253      17,052
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period                                                  $7.83       $5.71       $7.510      $8.170
Value at end of period                                                        $8.96       $7.83        $5.71      $7.510
Number of accumulation units outstanding at end of period                   105,259      88,107        6,381       6,249
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $7.86       $6.26       $8.244      $9.567      $9.565
Value at end of period                                                        $8.55       $7.86        $6.26      $8.244      $9.567
Number of accumulation units outstanding at end of period                   107,028      88,298       81,758     149,872         200

ILIAC Variable Annuity - 134789

                                     TABLE V
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.75% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.47       $4.30       $5.782      $7.672     $10.077
Value at end of period                                                        $5.73       $5.47        $4.30      $5.782      $7.672
Number of accumulation units outstanding at end of period                   181,280     229,855      235,585     261,736      88,286
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.31       $5.16       $6.222      $8.207     $10.000
Value at end of period                                                        $6.75       $6.31        $5.16      $6.222      $8.207
Number of accumulation units outstanding at end of period                   288,654     247,908      263,338     297,127     162,481
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $11.61      $11.69      $10.855     $10.384     $10.222
Value at end of period                                                       $11.70      $11.61       $11.69     $10.855     $10.384
Number of accumulation units outstanding at end of period                    90,863     121,747      259,823      72,882       5,029
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.32       $3.35       $4.929      $7.604     $10.000
Value at end of period                                                        $4.59       $4.32        $3.35      $4.929      $7.604
Number of accumulation units outstanding at end of period                   234,519     310,878      361,314     122,963      98,934
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.36       $5.18       $7.556      $8.796      $9.667
Value at end of period                                                        $6.61       $6.36        $5.18      $7.556      $8.796
Number of accumulation units outstanding at end of period                   391,899     473,551      562,473     575,874     156,962
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                 $10.20       $7.84      $10.232     $10.378     $10.240
Value at end of period                                                       $11.17      $10.20        $7.84     $10.232     $10.378
Number of accumulation units outstanding at end of period                   411,646     346,882      324,306     301,192      15,500
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.52       $4.54       $6.662      $8.191      $9.170
Value at end of period                                                        $5.89       $5.52        $4.54      $6.662      $8.191
Number of accumulation units outstanding at end of period                   259,232     280,459      235,804     298,931     113,044
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.21       $4.93       $7.356      $8.582      $9.065
Value at end of period                                                        $8.12       $7.21        $4.93      $7.356      $8.582
Number of accumulation units outstanding at end of period                    56,226      67,459       26,431      25,884       5,820
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.14       $7.24       $8.131      $9.432     $10.000
Value at end of period                                                       $10.37       $9.14        $7.24      $8.131      $9.432
Number of accumulation units outstanding at end of period                   660,042     470,820      281,389     255,868      58,407
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                 $10.39       $8.11       $9.939     $10.645     $10.000
Value at end of period                                                       $11.38      $10.39        $8.11      $9.939     $10.645
Number of accumulation units outstanding at end of period                   589,134     479,898      442,137     376,901      17,998

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.20       $4.75       $6.914      $8.546      $9.790
Value at end of period                                                        $6.29       $6.20        $4.75      $6.914      $8.546
Number of accumulation units outstanding at end of period                   524,074     533,582      529,194     547,139     121,084
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.33       $7.46       $7.338      $8.463      $9.903
Value at end of period                                                       $10.04       $9.33        $7.46      $7.338      $8.463
Number of accumulation units outstanding at end of period                   141,291     350,483      138,089      78,147      13,207
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.11
Value at end of period                                                       $10.49
Number of accumulation units outstanding at end of period                     9,096
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.15
Value at end of period                                                       $10.36
Number of accumulation units outstanding at end of period                    11,564
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.12
Value at end of period                                                       $10.59
Number of accumulation units outstanding at end of period                     7,742
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.18       $5.64       $7.011      $9.767     $10.111
Value at end of period                                                        $8.38       $7.18        $5.64      $7.011      $9.767
Number of accumulation units outstanding at end of period                   169,467     107,187       90,377      74,030      19,915
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.69
Value at end of period                                                       $10.95
Number of accumulation units outstanding at end of period                       583
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.61       $4.46       $6.500      $8.794      $9.984
Value at end of period                                                        $6.22       $5.61        $4.46      $6.500      $8.794
Number of accumulation units outstanding at end of period                   155,776     166,817      196,376     287,459      59,096
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $4.82       $3.55       $5.590      $7.608      $9.683
Value at end of period                                                        $5.20       $4.82        $3.55      $5.590      $7.608
Number of accumulation units outstanding at end of period                   137,503     157,743      162,543     184,512      23,377
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.14       $5.00       $6.777      $8.719      $9.996
Value at end of period                                                        $6.92       $6.14        $5.00      $6.777      $8.719
Number of accumulation units outstanding at end of period                   120,594     120,065      121,588     131,798      26,544
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.22       $7.90       $8.963      $9.524     $10.000
Value at end of period                                                        $9.92       $9.22        $7.90      $8.963      $9.524
Number of accumulation units outstanding at end of period                   200,405     141,763      128,993     156,083      56,480

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $3.80       $2.66       $4.604      $6.083      $9.300
Value at end of period                                                        $3.68       $3.80        $2.66      $4.604      $6.083
Number of accumulation units outstanding at end of period                    80,521      93,594       90,585     130,825      72,410
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.56       $5.30       $7.187      $8.965     $10.000
Value at end of period                                                        $6.99       $6.56        $5.30      $7.187      $8.965
Number of accumulation units outstanding at end of period                   152,210     158,741      141,086     140,249      49,524
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.14       $4.01       $5.747      $8.021      $9.727
Value at end of period                                                        $5.41       $5.14        $4.01      $5.747      $8.021
Number of accumulation units outstanding at end of period                    62,734     101,519      105,967     116,474      46,376
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                  $7.29       $5.88       $7.633      $8.995     $10.000
Value at end of period                                                        $7.92       $7.29        $5.88      $7.633      $8.995
Number of accumulation units outstanding at end of period                   473,790     512,899      539,612     651,208     214,203
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                 $12.43      $11.90      $11.178     $10.463     $10.131
Value at end of period                                                       $12.80      $12.43       $11.90     $11.178     $10.463
Number of accumulation units outstanding at end of period                   235,215     258,564      257,779     174,378      24,878
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.10       $4.70       $6.531      $8.734     $10.038
Value at end of period                                                        $7.03       $6.10        $4.70      $6.531      $8.734
Number of accumulation units outstanding at end of period                    78,254      53,643       50,412      66,652      20,253
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during November 2001)
Value at beginning of period                                                  $9.02       $7.02       $9.284      $9.284
Value at end of period                                                        $9.65       $9.02        $7.02      $9.284
Number of accumulation units outstanding at end of period                    17,502       3,527        2,778       2,777
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $8.23       $6.13       $8.429      $9.630
Value at end of period                                                        $8.99       $8.23        $6.13      $8.429
Number of accumulation units outstanding at end of period                   191,912     114,055       47,024      14,483
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.24      $10.33      $10.348     $10.135     $10.015
Value at end of period                                                       $10.17      $10.24       $10.33     $10.348     $10.135
Number of accumulation units outstanding at end of period                   426,126     559,971      832,127     716,591      68,061
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.60       $7.11       $9.426      $9.226     $10.169
Value at end of period                                                       $10.79       $9.60        $7.11      $9.426      $9.226
Number of accumulation units outstanding at end of period                   236,666     237,295      170,804     175,854      22,000
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.35       $4.67       $8.450      $9.638
Value at end of period                                                        $6.86       $6.35        $4.67      $8.450
Number of accumulation units outstanding at end of period                    79,772      82,631       39,805       4,949

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.39       $8.38       $9.116      $9.738     $10.000
Value at end of period                                                       $10.01       $9.39        $8.38      $9.116      $9.738
Number of accumulation units outstanding at end of period                   321,078     373,097      472,318     483,591     180,750
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.74       $4.43       $6.138      $8.301     $10.000
Value at end of period                                                        $5.89       $5.74        $4.43      $6.138      $8.301
Number of accumulation units outstanding at end of period                   254,254     344,774      353,242     478,007     198,258
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $3.90       $2.93       $4.145      $6.969     $10.000
Value at end of period                                                        $4.62       $3.90        $2.93      $4.145      $6.969
Number of accumulation units outstanding at end of period                   290,051     293,508      385,034     470,611     127,628
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.82       $4.78       $6.525      $8.563     $10.000
Value at end of period                                                        $5.99       $5.82        $4.78      $6.525      $8.563
Number of accumulation units outstanding at end of period                   496,023     617,687      699,890     883,452     276,998
JENNISON PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.62       $5.99       $8.854      $9.109
Value at end of period                                                        $8.18       $7.62        $5.99      $8.854
Number of accumulation units outstanding at end of period                     6,286       4,396        4,124       6,445
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $11.28       $9.87      $10.591     $10.754     $10.243
Value at end of period                                                       $12.33      $11.28        $9.87     $10.591     $10.754
Number of accumulation units outstanding at end of period                   576,686     507,365      469,356     343,895      17,925
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.03       $3.27       $4.607      $6.823     $10.000
Value at end of period                                                        $4.75       $4.03        $3.27      $4.607      $6.823
Number of accumulation units outstanding at end of period                   287,607     271,657      263,904     297,834     108,107
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.74       $6.22       $7.794      $8.831      $9.736
Value at end of period                                                        $8.33       $7.74        $6.22      $7.794      $8.831
Number of accumulation units outstanding at end of period                   316,171     289,098      245,483     249,385      72,969
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $12.53      $10.80      $10.229      $9.931      $9.991
Value at end of period                                                       $13.38      $12.53       $10.80     $10.229      $9.931
Number of accumulation units outstanding at end of period                   136,684     117,139      100,171      72,122      16,124
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.77       $5.68       $7.495      $8.295
Value at end of period                                                        $8.86       $7.77        $5.68      $7.495
Number of accumulation units outstanding at end of period                    73,520      59,608        7,318       1,176
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $7.78       $6.22       $8.212      $9.559      $9.954
Value at end of period                                                        $8.44       $7.78        $6.22      $8.212      $9.559
Number of accumulation units outstanding at end of period                    63,102      79,267       74,439      66,813       8,215

ILIAC Variable Annuity - 134789

                                    TABLE VI
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.44       $4.28       $5.771      $7.669     $10.097
Value at end of period                                                        $5.69       $5.44        $4.28      $5.771      $7.669
Number of accumulation units outstanding at end of period                   146,608     159,215      158,970     177,076      98,266
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.28       $5.14       $6.210      $8.204      $9.845
Value at end of period                                                        $6.71       $6.28        $5.14      $6.210      $8.204
Number of accumulation units outstanding at end of period                    86,754      99,620      105,523     135,664      69,883
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $11.55      $11.65      $10.834     $10.379     $10.350
Value at end of period                                                       $11.62      $11.55       $11.65     $10.834     $10.379
Number of accumulation units outstanding at end of period                    54,060      65,075       61,959      52,316       2,947
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.30       $3.34       $4.939      $7.601     $10.032
Value at end of period                                                        $4.56       $4.30        $3.34      $4.939      $7.601
Number of accumulation units outstanding at end of period                   116,048     113,902      111,966     442,717      52,042
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.33       $5.16       $7.541      $8.793     $10.009
Value at end of period                                                        $6.57       $6.33        $5.16      $7.541      $8.793
Number of accumulation units outstanding at end of period                   111,241     126,619      143,877     168,627      28,615
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $10.15       $7.81      $10.212     $10.374     $10.145
Value at end of period                                                       $11.10      $10.15        $7.81     $10.212     $10.374
Number of accumulation units outstanding at end of period                   149,226     155,625       84,109      72,600       1,545
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.49       $4.52       $6.649      $8.188      $9.504
Value at end of period                                                        $5.85       $5.49        $4.52      $6.649      $8.188
Number of accumulation units outstanding at end of period                    69,585      67,892       83,613      79,454       6,109
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.18       $4.91       $7.341      $8.579      $9.714
Value at end of period                                                        $8.07       $7.18        $4.91      $7.341      $8.579
Number of accumulation units outstanding at end of period                    76,399      44,822        5,281       5,613         835

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.10       $7.22       $8.115      $9.428      $9.607
Value at end of period                                                       $10.30       $9.10        $7.22      $8.115      $9.428
Number of accumulation units outstanding at end of period                   141,674      99,481       79,561      68,936      10,423
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.33       $8.08       $9.920     $10.640     $10.074
Value at end of period                                                       $11.31      $10.33        $8.08      $9.920     $10.640
Number of accumulation units outstanding at end of period                   145,501      92,558       51,427      61,951       7,261
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.17       $4.73       $6.900      $8.543      $9.018
Value at end of period                                                        $6.25       $6.17        $4.73      $6.900      $8.543
Number of accumulation units outstanding at end of period                   215,921     135,449      101,766     111,952      37,652
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.28       $7.43       $7.324      $8.459      $9.371
Value at end of period                                                        $9.98       $9.28        $7.43      $7.324      $8.459
Number of accumulation units outstanding at end of period                    67,947      52,953       55,375      45,717      12,250
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.08
Value at end of period                                                       $10.49
Number of accumulation units outstanding at end of period                       496
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.18
Value at end of period                                                       $10.36
Number of accumulation units outstanding at end of period                     3,297
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.41
Value at end of period                                                       $10.59
Number of accumulation units outstanding at end of period                     2,432
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.14       $5.62       $6.997      $9.763      $9.724
Value at end of period                                                        $8.33       $7.14        $5.62      $6.997      $9.763
Number of accumulation units outstanding at end of period                    62,181      12,780       10,991      10,819       7,075
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.65
Value at end of period                                                       $10.95
Number of accumulation units outstanding at end of period                       693
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.58       $4.44       $6.488      $8.790      $9.186
Value at end of period                                                        $6.18       $5.58        $4.44      $6.488      $8.790
Number of accumulation units outstanding at end of period                    97,534     108,388      114,025     126,421      94,883

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $4.80       $3.54       $5.579      $7.605      $8.273
Value at end of period                                                        $5.17       $4.80        $3.54      $5.579      $7.605
Number of accumulation units outstanding at end of period                    96,803      97,562       58,907      74,707      22,160
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.11       $4.98       $6.763      $8.715      $9.414
Value at end of period                                                        $6.88       $6.11        $4.98      $6.763      $8.715
Number of accumulation units outstanding at end of period                    37,968      35,349       38,140      51,496       2,326
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.18       $7.87       $8.945      $9.520      $9.924
Value at end of period                                                        $9.85       $9.18        $7.87      $8.945      $9.520
Number of accumulation units outstanding at end of period                    71,463      80,704       77,192      74,575      29,543
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $3.78       $2.65       $4.595      $6.080      $8.131
Value at end of period                                                        $3.66       $3.78        $2.65      $4.595      $6.080
Number of accumulation units outstanding at end of period                    29,626      22,775       22,240      31,073      27,016
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.53       $5.28       $7.173      $8.962      $9.312
Value at end of period                                                        $6.94       $6.53        $5.28      $7.173      $8.962
Number of accumulation units outstanding at end of period                    86,309      80,267       77,343      70,511       6,539
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.11       $4.00       $5.736      $8.017      $9.280
Value at end of period                                                        $5.38       $5.11        $4.00      $5.736      $8.017
Number of accumulation units outstanding at end of period                    12,606      13,017       12,355      15,657       5,769
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                  $7.26       $5.86       $7.618      $8.991     $10.031
Value at end of period                                                        $7.87       $7.26        $5.86      $7.618      $8.991
Number of accumulation units outstanding at end of period                   174,585     202,025      220,225     197,497      12,685
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $12.36      $11.86      $11.157     $10.459     $10.323
Value at end of period                                                       $12.72      $12.36       $11.86     $11.157     $10.459
Number of accumulation units outstanding at end of period                    65,243      66,982       72,408     134,013       2,717
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.07       $4.69       $6.518      $8.730      $9.317
Value at end of period                                                        $6.98       $6.07        $4.69      $6.518      $8.730
Number of accumulation units outstanding at end of period                    23,034       7,970        5,586       6,120         899
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $8.98       $7.01       $9.440
Value at end of period                                                        $9.60       $8.98        $7.01
Number of accumulation units outstanding at end of period                     4,527       3,275        3,338

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                  $8.20       $6.11       $8.420      $9.481
Value at end of period                                                        $8.94       $8.20        $6.11      $8.420
Number of accumulation units outstanding at end of period                    42,360      13,425        7,015         288
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.19      $10.30      $10.328     $10.130     $10.014
Value at end of period                                                       $10.10      $10.19       $10.30     $10.328     $10.130
Number of accumulation units outstanding at end of period                   234,870     226,002      207,160     290,006      92,189
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $9.56       $7.09       $9.408      $9.223      $9.222
Value at end of period                                                       $10.72       $9.56        $7.09      $9.408      $9.223
Number of accumulation units outstanding at end of period                    60,875      42,546       36,062      31,930       3,438
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $6.32       $4.66       $8.441     $10.175
Value at end of period                                                        $6.82       $6.32        $4.66      $8.441
Number of accumulation units outstanding at end of period                    38,830      13,008       11,288       2,354
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.34       $8.35       $9.098      $9.734     $10.056
Value at end of period                                                        $9.95       $9.34        $8.35      $9.098      $9.734
Number of accumulation units outstanding at end of period                   109,433     138,079      144,444     159,510      49,506
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.71       $4.42       $6.126      $8.298      $9.982
Value at end of period                                                        $5.85       $5.71        $4.42      $6.126      $8.298
Number of accumulation units outstanding at end of period                   107,668     120,725      129,993     140,973      83,221
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $3.88       $2.92       $4.137      $6.966      $9.755
Value at end of period                                                        $4.59       $3.88        $2.92      $4.137      $6.966
Number of accumulation units outstanding at end of period                   245,789     229,055      278,823     273,183     131,360
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.79       $4.76       $6.512      $8.559      $9.853
Value at end of period                                                        $5.95       $5.79        $4.76      $6.512      $8.559
Number of accumulation units outstanding at end of period                   171,279     186,074      194,741     210,061     113,875
JENNISON PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                                  $7.59       $5.97       $8.844      $8.105
Value at end of period                                                        $8.14       $7.59        $5.97      $8.844
Number of accumulation units outstanding at end of period                     1,253       1,356        1,485         629
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during August 2000)
Value at beginning of period                                                 $11.22       $9.83      $10.570     $10.749     $10.077
Value at end of period                                                       $12.25      $11.22        $9.83     $10.570     $10.749
Number of accumulation units outstanding at end of period                   143,628     156,338      143,894     152,627      15,277

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.01       $3.26       $4.598      $6.820     $10.260
Value at end of period                                                        $4.71       $4.01        $3.26      $4.598      $6.820
Number of accumulation units outstanding at end of period                   315,522     325,523      375,412     361,045     318,940
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.70       $6.20       $7.779      $8.827      $9.168
Value at end of period                                                        $8.27       $7.70        $6.20      $7.779      $8.827
Number of accumulation units outstanding at end of period                    80,517     101,349      106,267      94,124      13,806
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                                 $12.46      $10.76      $10.209      $9.927      $9.822
Value at end of period                                                       $13.29      $12.46       $10.76     $10.209      $9.927
Number of accumulation units outstanding at end of period                    58,216      39,219       28,773      33,698       2,305
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.74       $5.67       $7.487      $7.170
Value at end of period                                                        $8.81       $7.74        $5.67      $7.487
Number of accumulation units outstanding at end of period                    14,290       6,705          212         213
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.74       $6.19       $8.196      $9.555      $9.803
Value at end of period                                                        $8.38       $7.74        $6.19      $8.196      $9.555
Number of accumulation units outstanding at end of period                    15,589      31,946       40,586      65,708      11,556

                                    TABLE VI
           FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.90% (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $5.44       $4.28       $5.771      $7.669     $10.097
Value at end of period                                                        $5.69       $5.44        $4.28      $5.771      $7.669
Number of accumulation units outstanding at end of period                   146,608     159,215      158,970     177,076      98,266
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.28       $5.14       $6.210      $8.204      $9.845
Value at end of period                                                        $6.71       $6.28        $5.14      $6.210      $8.204
Number of accumulation units outstanding at end of period                    86,754      99,620      105,523     135,664      69,883
AIM V.I. GOVERNMENT SECURITIES FUND
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $11.55      $11.65      $10.834     $10.379     $10.350
Value at end of period                                                       $11.62      $11.55       $11.65     $10.834     $10.379
Number of accumulation units outstanding at end of period                    54,060      65,075       61,959      52,316       2,947

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.30       $3.34       $4.939      $7.601     $10.032
Value at end of period                                                        $4.56       $4.30        $3.34      $4.939      $7.601
Number of accumulation units outstanding at end of period                   116,048     113,902      111,966     442,717      52,042
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $6.33       $5.16       $7.541      $8.793     $10.009
Value at end of period                                                        $6.57       $6.33        $5.16      $7.541      $8.793
Number of accumulation units outstanding at end of period                   111,241     126,619      143,877     168,627      28,615
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $10.15       $7.81      $10.212     $10.374     $10.145
Value at end of period                                                       $11.10      $10.15        $7.81     $10.212     $10.374
Number of accumulation units outstanding at end of period                   149,226     155,625       84,109      72,600       1,545
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.49       $4.52       $6.649      $8.188      $9.504
Value at end of period                                                        $5.85       $5.49        $4.52      $6.649      $8.188
Number of accumulation units outstanding at end of period                    69,585      67,892       83,613      79,454       6,109
ALLIANCEBERNSTEIN QUASAR PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.18       $4.91       $7.341      $8.579      $9.714
Value at end of period                                                        $8.07       $7.18        $4.91      $7.341      $8.579
Number of accumulation units outstanding at end of period                    76,399      44,822        5,281       5,613         835
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.10       $7.22       $8.115      $9.428      $9.607
Value at end of period                                                       $10.30       $9.10        $7.22      $8.115      $9.428
Number of accumulation units outstanding at end of period                   141,674      99,481       79,561      68,936      10,423
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.33       $8.08       $9.920     $10.640     $10.074
Value at end of period                                                       $11.31      $10.33        $8.08      $9.920     $10.640
Number of accumulation units outstanding at end of period                   145,501      92,558       51,427      61,951       7,261
FIDELITY(R) VIP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.17       $4.73       $6.900      $8.543      $9.018
Value at end of period                                                        $6.25       $6.17        $4.73      $6.900      $8.543
Number of accumulation units outstanding at end of period                   215,921     135,449      101,766     111,952      37,652
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.28       $7.43       $7.324      $8.459      $9.371
Value at end of period                                                        $9.98       $9.28        $7.43      $7.324      $8.459
Number of accumulation units outstanding at end of period                    67,947      52,953       55,375      45,717      12,250
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period                                                 $10.08
Value at end of period                                                       $10.49
Number of accumulation units outstanding at end of period                       496
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.18
Value at end of period                                                       $10.36
Number of accumulation units outstanding at end of period                     3,297

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.41
Value at end of period                                                       $10.59
Number of accumulation units outstanding at end of period                     2,432
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.14       $5.62       $6.997      $9.763      $9.724
Value at end of period                                                        $8.33       $7.14        $5.62      $6.997      $9.763
Number of accumulation units outstanding at end of period                    62,181      12,780       10,991      10,819       7,075
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period                                                 $10.65
Value at end of period                                                       $10.95
Number of accumulation units outstanding at end of period                       693
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.58       $4.44       $6.488      $8.790      $9.186
Value at end of period                                                        $6.18       $5.58        $4.44      $6.488      $8.790
Number of accumulation units outstanding at end of period                    97,534     108,388      114,025     126,421      94,883
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $4.80       $3.54       $5.579      $7.605      $8.273
Value at end of period                                                        $5.17       $4.80        $3.54      $5.579      $7.605
Number of accumulation units outstanding at end of period                    96,803      97,562       58,907      74,707      22,160
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.11       $4.98       $6.763      $8.715      $9.414
Value at end of period                                                        $6.88       $6.11        $4.98      $6.763      $8.715
Number of accumulation units outstanding at end of period                    37,968      35,349       38,140      51,496       2,326
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $9.18       $7.87       $8.945      $9.520      $9.924
Value at end of period                                                        $9.85       $9.18        $7.87      $8.945      $9.520
Number of accumulation units outstanding at end of period                    71,463      80,704       77,192      74,575      29,543
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $3.78       $2.65       $4.595      $6.080      $8.131
Value at end of period                                                        $3.66       $3.78        $2.65      $4.595      $6.080
Number of accumulation units outstanding at end of period                    29,626      22,775       22,240      31,073      27,016
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.53       $5.28       $7.173      $8.962      $9.312
Value at end of period                                                        $6.94       $6.53        $5.28      $7.173      $8.962
Number of accumulation units outstanding at end of period                    86,309      80,267       77,343      70,511       6,539
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.11       $4.00       $5.736      $8.017      $9.280
Value at end of period                                                        $5.38       $5.11        $4.00      $5.736      $8.017
Number of accumulation units outstanding at end of period                    12,606      13,017       12,355      15,657       5,769
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2000)
Value at beginning of period                                                  $7.26       $5.86       $7.618      $8.991     $10.031
Value at end of period                                                        $7.87       $7.26        $5.86      $7.618      $8.991
Number of accumulation units outstanding at end of period                   174,585     202,025      220,225     197,497      12,685

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period                                                 $12.36      $11.86      $11.157     $10.459     $10.323
Value at end of period                                                       $12.72      $12.36       $11.86     $11.157     $10.459
Number of accumulation units outstanding at end of period                    65,243      66,982       72,408     134,013       2,717
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $6.07       $4.69       $6.518      $8.730      $9.317
Value at end of period                                                        $6.98       $6.07        $4.69      $6.518      $8.730
Number of accumulation units outstanding at end of period                    23,034       7,970        5,586       6,120         899
ING VP MAGNACAP PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period                                                  $8.98       $7.01       $9.440
Value at end of period                                                        $9.60       $8.98        $7.01
Number of accumulation units outstanding at end of period                     4,527       3,275        3,338
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2001)
Value at beginning of period                                                  $8.20       $6.11       $8.420      $9.481
Value at end of period                                                        $8.94       $8.20        $6.11      $8.420
Number of accumulation units outstanding at end of period                    42,360      13,425        7,015         288
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                 $10.19      $10.30      $10.328     $10.130     $10.014
Value at end of period                                                       $10.10      $10.19       $10.30     $10.328     $10.130
Number of accumulation units outstanding at end of period                   234,870     226,002      207,160     290,006      92,189
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2000)
Value at beginning of period                                                  $9.56       $7.09       $9.408      $9.223      $9.222
Value at end of period                                                       $10.72       $9.56        $7.09      $9.408      $9.223
Number of accumulation units outstanding at end of period                    60,875      42,546       36,062      31,930       3,438
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2001)
Value at beginning of period                                                  $6.32       $4.66       $8.441     $10.175
Value at end of period                                                        $6.82       $6.32        $4.66      $8.441
Number of accumulation units outstanding at end of period                    38,830      13,008       11,288       2,354
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $9.34       $8.35       $9.098      $9.734     $10.056
Value at end of period                                                        $9.95       $9.34        $8.35      $9.098      $9.734
Number of accumulation units outstanding at end of period                   109,433     138,079      144,444     159,510      49,506
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.71       $4.42       $6.126      $8.298      $9.982
Value at end of period                                                        $5.85       $5.71        $4.42      $6.126      $8.298
Number of accumulation units outstanding at end of period                   107,668     120,725      129,993     140,973      83,221
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $3.88       $2.92       $4.137      $6.966      $9.755
Value at end of period                                                        $4.59       $3.88        $2.92      $4.137      $6.966
Number of accumulation units outstanding at end of period                   245,789     229,055      278,823     273,183     131,360
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $5.79       $4.76       $6.512      $8.559      $9.853
Value at end of period                                                        $5.95       $5.79        $4.76      $6.512      $8.559
Number of accumulation units outstanding at end of period                   171,279     186,074      194,741     210,061     113,875

ILIAC Variable Annuity - 134789

                                                                               2004        2003         2002        2001        2000
                                                                               ----        ----         ----        ----        ----
JENNISON PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period                                                  $7.59       $5.97       $8.844      $8.105
Value at end of period                                                        $8.14       $7.59        $5.97      $8.844
Number of accumulation units outstanding at end of period                     1,253       1,356        1,485         629
MFS(R) TOTAL RETURN SERIES
(Funds were first received in this option during August 2000)
Value at beginning of period                                                 $11.22       $9.83      $10.570     $10.749     $10.077
Value at end of period                                                       $12.25      $11.22        $9.83     $10.570     $10.749
Number of accumulation units outstanding at end of period                   143,628     156,338      143,894     152,627      15,277
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during August 2000)
Value at beginning of period                                                  $4.01       $3.26       $4.598      $6.820     $10.260
Value at end of period                                                        $4.71       $4.01        $3.26      $4.598      $6.820
Number of accumulation units outstanding at end of period                   315,522     325,523      375,412     361,045     318,940
OPPENHEIMER MAIN STREET FUND(R)/VA
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.70       $6.20       $7.779      $8.827      $9.168
Value at end of period                                                        $8.27       $7.70        $6.20      $7.779      $8.827
Number of accumulation units outstanding at end of period                    80,517     101,349      106,267      94,124      13,806
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during October 2000)
Value at beginning of period                                                 $12.46      $10.76      $10.209      $9.927      $9.822
Value at end of period                                                       $13.29      $12.46       $10.76     $10.209      $9.927
Number of accumulation units outstanding at end of period                    58,216      39,219       28,773      33,698       2,305
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
(Funds were first received in this option during June 2001)
Value at beginning of period                                                  $7.74       $5.67       $7.487      $7.170
Value at end of period                                                        $8.81       $7.74        $5.67      $7.487
Number of accumulation units outstanding at end of period                    14,290       6,705          212         213
UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period                                                  $7.74       $6.19       $8.196      $9.555      $9.803
Value at end of period                                                        $8.38       $7.74        $6.19      $8.196      $9.555
Number of accumulation units outstanding at end of period                    15,589      31,946       40,586      65,708      11,556

ILIAC Variable Annuity - 134789

                                     PART B


--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                       OF

--------------------------------------------------------------------------------
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 29, 2005

                              ING VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated April 29, 2005.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling our Service Center at

                             Customer Service Center

                                  P.O. Box 9271

                            Des Moines, IA 50306-9271

                                 1-800-366-0066

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           PAGE

General Information and History............................................    2
Variable Annuity Account B.................................................    2
Offering and Purchase of Contracts.........................................    2
Income Phase Payments......................................................    3
Sales Material and Advertising.............................................    4
Independent Registered Public Accounting Firm..............................    5
Consolidated Financial Statements of ING Life Insurance and Annuity Company  C-1
Financial Statements of the Separate Account................................ S-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2004, the Company and its subsidiary life company had $53 billion invested through their products, including $34 billion in their separate accounts (of which the Company, or its affiliate ING Investments, LLC manages or oversees the management of $19 billion). The Company is ranked based on assets among the top 5% of all life insurance companies rated by A.M. Best Company as of July 16, 2004. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC ("ING Financial") (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contract. ING Financial, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial or of other registered broker-dealers who have entered into sales arrangements with ING Financial. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value.

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2004, 2003 and 2002 amounted to $2,068,285.47, $2,770,934, and $3,193,869, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                               PAGE
                                                                                               ----
Report of Independent Registered Public Accounting Firm                                        C-2

Consolidated Financial Statements:

     Consolidated Statements of Operations for the years ended
       December 31, 2004, 2003 and 2002                                                        C-3

     Consolidated Balance Sheets as of December 31, 2004 and 2003                              C-4

     Consolidated Statements of Changes in Shareholder's Equity for the years ended
        December 31, 2004, 2003 and 2002                                                       C-5

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2004, 2003 (Restated) and 2002 (Restated)                                  C-6

Notes to Consolidated Financial Statements                                                     C-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002. As discussed in the Note 14 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its payables for securities purchased, short-term borrowings, and investment contracts for the years ended December 31, 2003 and 2002.

                                                       /s/ Ernst & Young LLP


Atlanta, Georgia
March 31, 2005

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (In Millions)

                                                                    YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------
                                                              2004           2003            2002
                                                          ------------   ------------    ------------
Revenues:
   Net investment income                                  $      983.1   $      919.1    $      959.5
   Fee income                                                    455.7          395.8           423.9
   Premiums                                                       38.5           50.1            53.9
   Net realized capital gains (losses)                            25.2           64.5          (101.0)
                                                          ------------   ------------    ------------
            Total revenue                                      1,502.5        1,429.5         1,336.3
                                                          ------------   ------------    ------------
Benefits and expenses:
   Interest credited and other benefits
     to contractowners                                           739.4          723.4           707.3
   Operating expenses                                            394.0          383.9           361.4
   Amortization of deferred policy acquisition costs
     and value of business acquired                              127.4          106.5           181.5
                                                          ------------   ------------    ------------
            Total benefits and expenses                        1,260.8        1,213.8         1,250.2
                                                          ------------   ------------    ------------

Income before income taxes and cumulative effect of
   change in accounting principle                                241.7          215.7            86.1
Income tax expense                                                42.4           61.1            18.6
                                                          ------------   ------------    ------------
Income before cumulative effect of change
   in accounting principle                                       199.3          154.6            67.5
Cumulative effect of change in accounting principle,
   net of tax                                                       --             --        (2,412.1)
                                                          ------------   ------------    ------------
Net income (loss)                                         $      199.3   $      154.6    $   (2,344.6)
                                                          ============   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                           CONSOLIDATED BALANCE SHEETS
                        (In Millions, except share data)

                                                                                 DECEMBER 31,
                                                                         ----------------------------
                                                                             2004            2003
                                                                         ------------    ------------
                                ASSETS:
Investments:
   Fixed maturities, available-for-sale, at fair value
     (amortized cost of $16,684.7 at 2004 and $15,455.0 at 2003)         $   17,151.3    $   16,049.7
   Equity securities, available-for-sale, at fair value
     (cost of $153.9 at 2004 and $146.5 at 2003)                                162.6           161.9
   Mortgage loans on real estate                                              1,090.2           754.5
   Policy loans                                                                 262.7           270.3
   Other investments                                                             57.0            53.6
   Securities pledged (amortized cost of $1,258.8 at 2004
     and $1,624.4 at 2003)                                                    1,274.3         1,644.8
                                                                         ------------    ------------
          Total investments                                                  19,998.1        18,934.8
Cash and cash equivalents                                                       187.3            57.8
Short-term investments under securities loan agreement                          219.5           123.9
Accrued investment income                                                       181.7           169.6
Notes receivable from affiliate                                                 175.0              --
Reinsurance recoverable                                                       2,902.7         2,953.2
Deferred policy acquisition costs                                               414.5           307.9
Value of business acquired                                                    1,365.2         1,415.4
Due from affiliates                                                              25.9            41.5
Other assets                                                                     59.6           206.2
Assets held in separate accounts                                             33,310.5        33,014.7
                                                                         ------------    ------------
          Total assets                                                   $   58,840.0    $   57,225.0
                                                                         ============    ============

                 LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims reserves                               $   20,886.4    $   19,276.6
   Due to affiliates                                                             49.4            92.4
   Payables for securities purchased                                             25.1             5.4
   Payables under securities loan agreement                                     219.5           123.9
   Borrowed money                                                             1,057.4         1,519.3
   Current income taxes                                                          82.6            85.6
   Deferred income taxes                                                        209.3           184.7
   Other liabilities                                                            275.6           276.5
   Liabilities related to separate accounts                                  33,310.5        33,014.7
                                                                         ------------    ------------
          Total liabilities                                                  56,115.8        54,579.1
                                                                         ------------    ------------
Shareholder's equity:
   Common stock (100,000 shares authorized; 55,000 shares issued and
     outstanding, $50.0 per share value)                                          2.8             2.8
   Additional paid-in capital                                                 4,576.5         4,646.5
   Accumulated other comprehensive income                                        67.1           116.0
   Retained earnings (deficit)                                               (1,922.2)       (2,119.4)
                                                                         ------------    ------------
          Total shareholder's equity                                          2,724.2         2,645.9
                                                                         ------------    ------------
             Total liabilities and shareholder's equity                  $   58,840.0    $   57,225.0
                                                                         ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                  (In Millions)

                                                                           ACCUMULATED
                                                            ADDITIONAL        OTHER          RETAINED         TOTAL
                                              COMMON          PAID-IN     COMPREHENSIVE      EARNINGS     SHAREHOLDER'S
                                               STOCK          CAPITAL         INCOME         (DEFICIT)        EQUITY
                                           ------------    ------------   -------------    ------------   -------------
Balance at December 31, 2001               $        2.8    $    4,292.4   $        55.8    $      103.3   $     4,454.3
   Comprehensive loss:
     Net loss                                        --              --              --        (2,344.6)       (2,344.6)
     Other comprehensive income,
          net of tax:
          Net unrealized gain on
            securities ($94.9 pretax)                --              --            61.7              --            61.7
                                                                                                          -------------
   Comprehensive loss                                                                                          (2,282.9)
                                                                                                          -------------
   Distribution of IA Holdco                         --           (27.4)             --           (32.7)          (60.1)
   Capital contributions                             --           164.3              --              --           164.3
   SERP -- transfer                                  --           (15.1)             --              --           (15.1)
   Other changes                                     --             2.3              --              --             2.3
                                           ------------    ------------   -------------    ------------   -------------
Balance at December 31, 2002                        2.8         4,416.5           117.5        (2,274.0)        2,262.8
   Comprehensive income:
     Net income                                      --              --              --           154.6           154.6
     Other comprehensive loss,
           net of tax:
     Net unrealized loss on
          securities (($2.4) pretax)                 --              --            (1.5)             --            (1.5)
                                                                                                          -------------
   Comprehensive income                                                                                           153.1
                                                                                                          -------------
   Capital contributions                             --           230.0              --              --           230.0
                                           ------------    ------------   -------------    ------------   -------------
Balance at December 31, 2003                        2.8         4,646.5           116.0        (2,119.4)        2,645.9
   Comprehensive income:
     Net income                                      --              --              --           199.3           199.3
     Other comprehensive loss,
           net of tax:
          Net unrealized loss on
            securities (($49.5) pretax)              --              --           (32.2)             --           (32.2)
          Minimum pension liability                  --              --           (16.7)             --           (16.7)
                                                                                                          -------------
   Comprehensive income                                                                                           150.4
                                                                                                          -------------
   Dividends paid                                    --           (70.0)             --              --           (70.0)
   Other                                             --              --              --            (2.1)           (2.1)
                                           ------------    ------------   -------------    ------------   -------------
Balance at December 31, 2004               $        2.8    $    4,576.5   $        67.1    $   (1,922.2)  $     2,724.2
                                           ============    ============   =============    ============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (In Millions)

                                                                         YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------
                                                                   2004            2003            2002
                                                               ------------    ------------    ------------
                                                                                (Restated)      (Restated)
Cash Flows from Operating Activities:
Net income (loss)                                              $      199.3    $      154.6    $   (2,344.6)
Adjustments to reconcile net income (loss) to net cash
   provided by operating activities:
   Capitalization of deferred policy acquisition costs               (168.0)         (159.7)         (127.6)
   Amortization of deferred policy acquisition costs and
     value of business acquired                                       134.3           106.5           158.5
   Net accretion/decretion of discount/premium                        155.9           198.9           115.5
   Future policy benefits, claims reserves,
     and interest credited                                            620.4           705.9           953.7
   Impairment of goodwill                                                --              --         2,412.1
   Provision for deferred income taxes                                 41.0            22.1            23.6
   Net realized capital (gains) losses                                (25.1)          (64.5)          101.0
   Depreciation                                                        12.4            23.3            20.9
   Change in:
     Accrued investment income                                         (2.3)            1.3           (10.0)
     Reinsurance recoverable                                           50.5            33.3           172.7
     Accounts receivable and assets accruals                           18.2           (25.2)           (5.8)
     Due to/from affiliates                                           (32.8)           47.4             8.1
     Other payables and accruals                                       17.9            14.4           (82.8)
                                                               ------------    ------------    ------------
Net cash provided by operating activities                           1,021.7         1,058.3         1,395.3
                                                               ------------    ------------    ------------
Cash Flows from Investing Activities:
   Proceeds from the sale, maturity, or redemption of:
     Fixed maturities, available-for-sale                          26,791.8        29,977.9        26,315.3
     Equity securities, available-for-sale                             85.7           130.2            57.2
     Mortgage loans on real estate                                     71.0            16.3             2.0
   Acquisition of:
     Fixed maturities, available-for-sale                         (26,809.0)      (31,951.6)      (28,272.8)
     Equity securities, available-for-sale                            (81.6)          (34.8)          (81.8)
     Mortgage loans on real estate                                   (406.7)         (194.2)         (343.7)
   Increase in policy loans                                             7.6            26.0            32.7
   Purchases/sales of property and
     equipment, net                                                   (11.7)           (5.2)           (5.8)
   Change in other investments                                        (15.3)           (8.1)          (22.4)
   Loans to affiliates                                               (175.0)             --              --
                                                               ------------    ------------    ------------
Net cash used in investing activities                                (543.2)       (2,043.5)       (2,319.3)
                                                               ------------    ------------    ------------
Cash Flows from Financing Activities:
   Deposits for investment contracts                           $    2,089.9    $    2,296.6    $    1,349.1
   Maturities and withdrawals from investment contracts            (1,910.4)       (1,745.5)         (741.4)
   Short-term borrowings, net                                        (458.5)          196.5           299.7
   Dividends paid to Parent                                           (70.0)             --              --
   Capital contributions                                                 --           230.0              --
                                                               ------------    ------------    ------------
Net cash provided by (used in) financing activities                  (349.0)          977.6           907.4
                                                               ------------    ------------    ------------
Net increase (decrease) in cash and cash equivalents                  129.5            (7.6)          (16.6)
Cash and cash equivalents, beginning of year                           57.8            65.4            82.0
                                                               ------------    ------------    ------------
Cash and cash equivalents, end of year                         $      187.3    $       57.8    $       65.4
                                                               ============    ============    ============
Supplemental cash flow information:
Income taxes paid, net                                         $        3.2    $       29.8    $        6.7
                                                               ============    ============    ============
Interest paid                                                  $       22.8    $       32.6    $       20.6
                                                               ============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     ING Life Insurance and Annuity Company ("ILIAC"), a stock life insurance company domiciled in the state of Connecticut, and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"). On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion and HOLDCO merged into Lion. As a result, ILIAC is now a direct, wholly-owned subsidiary of Lion, which in turn is an indirect, wholly-owned subsidiary of ING. ING is a global financial services company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

     DESCRIPTION OF BUSINESS

     The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations), and corporate markets. The Company's products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

     Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

     RECENTLY ADOPTED ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements, be consolidated with the respective lines in the Consolidated Statements of Operations. In addition, the SOP requires that additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the Consolidated Balance Sheets separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs ("DAC").

     The Company evaluated all requirements of SOP 03-1 which resulted in the consolidation of the Separate Account supporting the guarantee option into the General Account. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company; however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the newly established requirements. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company. The adoption of SOP 03-1 had no significant effect on the Company's financial position, results of operations, or cash flows.

     In the fourth quarter of 2004, the Company implemented Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA").

     The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. The adoption of the TPA did not have an impact on the Company's financial position, results of operations, or cash flows.

     The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 which did not have an impact on the Company's financial position, results of operations, or cash flows.

     THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1 ("EITF-03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

     Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
     Step 2: Evaluate whether an impairment is other-than-temporary.
     Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

     On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No.
     03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

     Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     The Derivative Implementation Group ("DIG"), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company's financial position, results of operations, or cash flows.

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and those VIEs it is not required to consolidate but in which it has a significant variable interest.

     The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8,489.3 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $8,396.1 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     GUARANTEES

     In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     GOODWILL IMPAIRMENT

     During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets." The adoption of this standard resulted in the recognition of an impairment loss of $2,412.1, net of taxes of $1,298.8, related to prior acquisitions, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the December 31, 2002 Consolidated Statement of Operations.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     NEW ACCOUNTING PRONOUNCEMENTS

     In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments be recognized in the financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

     The modified-prospective method recognizes the grant-date fair value of compensation for new and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method, entities are allowed to restate prior periods by recognizing the compensation cost in the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation."

     The Company intends to early adopt the provisions of FAS 123R on January 1, 2005 using the modified-prospective method. The adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     RECLASSIFICATIONS

     Certain reclassifications have been made to prior years financial information to conform to the current year presentation, including a reclassification in the amount of $9.2, net of tax, from retained earnings to accumulated other comprehensive income as of December 31, 2001 (see footnote 14).

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     INVESTMENTS

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     are included directly in shareholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

     OTHER-THAN-TEMPORARY IMPAIRMENTS

     The Company analyzes the General Account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     EXPERIENCE-RATED PRODUCTS

     Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in future policy benefits and claims reserves on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

     PURCHASES AND SALES

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     VALUATION

     Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances.

     Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

     SECURITIES LENDING

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     REPURCHASE AGREEMENTS

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Consolidated Balance Sheets.

     DERIVATIVES

     The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133 and the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses. Derivatives are included in other investments on the Consolidated Balance Sheets.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives are included in fixed maturities.

     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

     VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     The amortization methodology used for DAC and VOBA varies by product type. FAS No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

     FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

     Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

     RESERVES

     The Company establishes and carries actuarially determined reserve liabilities which are calculated to meet its future obligations. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and related future operations.

     Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.5% to 11.9% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to investments and unamortized realized gains/losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractholders, plan participants, and the Company.

     Reserves for immediate annuities with life contingent benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 9.5% for all years presented.

     Because the sale of the domestic individual life insurance business on October 1, 1998 was substantially in the form of an indemnity reinsurance agreement, the Company includes an amount in reinsurance recoverable on the Consolidated Balance Sheet, which approximates the Company's total individual life reserves. See Note 11 to the Consolidated Balance Sheets.

     Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

     SALES INDUCEMENTS

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately and included in Other Assets on the Consolidated Balance Sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Consolidated Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     REVENUE RECOGNITION

     For most annuity contracts, fee income for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits on the Consolidated Statements of Operations. Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

     SEPARATE ACCOUNTS

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

     Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company or its affiliates, or other selected mutual funds not managed by the Company or its affiliates.

     Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Consolidated Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $7.3 and $55.7, respectively, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     REINSURANCE

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

     Balance Sheets, $2.9 billion and $3.0 billion at December 31, 2004 and 2003, respectively, is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business in 1998 (See Note 11).

     INCOME TAXES

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   INVESTMENTS

     Fixed maturities and equity securities available-for-sale as of December 31, 2004, were as follows:

                                                                        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                         COST           GAINS         LOSSES          VALUE
     ---------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government
        agencies and authorities                     $      197.3   $        0.9   $        0.9   $      197.3
     States, municipalities and political
        subdivisions                                         32.1            0.2            0.9           31.4
     U.S. corporate securities:
          Public utilities                                1,207.6           50.0            5.0        1,252.6
          Other corporate securities                      5,846.5          275.0           25.4        6,096.1
     ---------------------------------------------------------------------------------------------------------
        Total U.S. corporate securities                   7,054.1          325.0           30.4        7,348.7
     ---------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                        660.2           33.9            3.1          691.0
          Other                                           1,656.4           78.4            6.1        1,728.7
     ---------------------------------------------------------------------------------------------------------
        Total foreign securities                          2,316.6          112.3            9.2        2,419.7
     ---------------------------------------------------------------------------------------------------------

     Residential mortgage-backed securities               5,497.6           65.6           58.2        5,505.0
     Commercial mortgage-backed securities                1,491.2           73.2            4.4        1,560.0
     Other asset-backed securities                        1,354.6           22.6           13.7        1,363.5
     ---------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
        fixed maturities pledged                         17,943.5          599.8          117.7       18,425.6

     Less: fixed maturities pledged to creditors          1,258.8           18.0            2.5        1,274.3
     ---------------------------------------------------------------------------------------------------------

     Fixed maturities                                    16,684.7          581.8          115.2       17,151.3
     Equity securities                                      153.9            9.2            0.5          162.6
     ---------------------------------------------------------------------------------------------------------
     Total investments available-for-sale            $   16,838.6   $      591.0   $      115.7   $   17,313.9
     =========================================================================================================

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

2.   INVESTMENTS (continued)

     Fixed maturities and equity securities available-for-sale as of December 31, 2003, were as follows:

                                                                        GROSS          GROSS
                                                       AMORTIZED     UNREALIZED     UNREALIZED        FAIR
                                                         COST           GAINS         LOSSES          VALUE
     ---------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government
        agencies and authorities                     $      350.0   $        1.7   $        0.3   $      351.4
     States, municipalities and political
        subdivisions                                          2.1            0.1             --            2.2
     U.S. corporate securities:
          Public utilities                                  970.7           48.9           11.4        1,008.2
          Other corporate securities                      5,568.1          327.9           29.1        5,866.9
     ---------------------------------------------------------------------------------------------------------
        Total U.S. corporate securities                   6,538.8          376.8           40.5        6,875.1
     ---------------------------------------------------------------------------------------------------------

     Foreign securities:
          Government                                        605.2           33.7            2.8          636.1
          Other                                           1,364.7           74.5           11.0        1,428.2
     ---------------------------------------------------------------------------------------------------------
        Total foreign securities                          1,969.9          108.2           13.8        2,064.3
     ---------------------------------------------------------------------------------------------------------

     Residential mortgage-backed securities               5,903.7           91.8           35.1        5,960.4
     Commercial mortgage-backed securities                1,278.5          105.0            3.3        1,380.2
     Other asset-backed securities                        1,036.4           34.0            9.5        1,060.9
     ---------------------------------------------------------------------------------------------------------

     Total fixed maturities, including
        fixed maturities pledged to creditors            17,079.4          717.6          102.5       17,694.5

     Less: fixed maturities pledged to creditors          1,624.4           23.8            3.4        1,644.8
     ---------------------------------------------------------------------------------------------------------

     Fixed maturities                                    15,455.0          693.8           99.1       16,049.7
     Equity securities                                      146.5           15.5            0.1          161.9
     ---------------------------------------------------------------------------------------------------------
     Total investments available-for-sale            $   15,601.5   $      709.3   $       99.2   $   16,211.6
     =========================================================================================================

     At December 31, 2004 and 2003, net unrealized appreciation of $490.8 and $630.5, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $357.5 and $491.5, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in future policy benefits and claim reserves.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

2.   INVESTMENTS (continued)

     The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2004, are shown below by duration:

                                                        UNREALIZED        FAIR
                                                           LOSS           VALUE
     -----------------------------------------------------------------------------
     Duration category:
        Less than six months below amortized cost      $       37.7   $    3,319.0
        More than six months and less than
          twelve months below cost                             34.9        1,795.0
        More than twelve months below amortized cost           45.6          960.5
     -----------------------------------------------------------------------------
        Total investments available-for-sale           $      118.2   $    6,074.5
     =============================================================================

     Of the unrealized losses, less than 6 months in duration of $37.7, there were $9.5 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $28.2, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,746.2.

     Of the unrealized losses, more than 6 months and less than 12 months in duration, of $34.9, there were $16.4 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $18.5, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $829.2.

     An analysis of the unrealized losses, more than 12 months in duration, of $45.6 follows. There were $15.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $29.7, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $505.6.

     The amortized cost and fair value of total fixed maturities for the year ended December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                         AMORTIZED        FAIR
                                                           COST           VALUE
     -----------------------------------------------------------------------------
     Due to mature:
        One year or less                               $      395.8   $      400.0
        After one year through five years                   3,650.0        3,727.4
        After five years through ten years                  3,128.8        3,256.4
        After ten years                                     2,425.5        2,613.3
        Mortgage-backed securities                          6,988.8        7,065.0
        Other asset-backed securities                       1,354.6        1,363.5
     Less: fixed maturities pledged to creditors            1,258.8        1,274.3
     -----------------------------------------------------------------------------
     Fixed maturities                                  $   16,684.7   $   17,151.3
     =============================================================================

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

2.   INVESTMENTS (continued)

     At December 31, 2004 and 2003, fixed maturities with carrying values of $10.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004 or 2003.

     The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2004 and 2003, approximately 4.1% and 2.8%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

     The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $1,274.3 and $1,644.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $1,057.4 and $1,519.3 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Consolidated Balance Sheets.

     IMPAIRMENTS

     The following table identifies the Company's other-than-temporary impairments by type as of December 31:

                                                2004                      2003                      2002
                                      -----------------------   -----------------------   -----------------------
                                                     NO. OF                    NO. OF                    NO. OF
                                      IMPAIRMENT   SECURITIES   IMPAIRMENT   SECURITIES   IMPAIRMENT   SECURITIES
     ------------------------------------------------------------------------------------------------------------
     U.S. Corporate                   $       --           --   $      6.2            4   $      0.1            2
     Residential mortgage-backed            13.5           53         88.2           83         40.0           33
     Limited partnership                      --           --          2.0            1
     Equities                                 --           --           --            2          0.1            2
     ------------------------------------------------------------------------------------------------------------
     Total                            $     13.5           53   $     96.4           90   $     40.2           37
     ============================================================================================================

     The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2004 and 2003 is $125.0 and $123.1, respectively.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

2.   INVESTMENTS (continued)

     NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                           2004              2003              2002
     -----------------------------------------------------------------------------------
     Fixed maturities                 $        980.5    $        946.2    $        964.1
     Preferred stock                              --               9.9               3.9
     Mortgage loans on real estate              56.0              42.7              23.3
     Policy loans                                8.1               9.0               8.7
     Cash equivalents                            2.4               1.7               1.7
     Other                                      (2.1)             (1.0)             23.4
     -----------------------------------------------------------------------------------
     Gross investment income                 1,044.9           1,008.5           1,025.1
     Less: investment expenses                  61.8              89.4              65.6
     -----------------------------------------------------------------------------------
     Net investment income            $        983.1    $        919.1    $        959.5
     ===================================================================================

     NET REALIZED CAPITAL GAINS AND LOSSES

     Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to impairment of investments. Net realized capital gains (losses) on investments were as follows:

                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2002
     -----------------------------------------------------------------------------------------------------
     Fixed maturities                                     $         24.7   $         63.9   $        (97.5)
     Equity securities                                               0.5              0.6             (3.5)
     -----------------------------------------------------------------------------------------------------
     Pretax net realized capital gains (losses)           $         25.2   $         64.5   $       (101.0)
     =====================================================================================================
     After-tax net realized capital gains (losses)        $         16.4   $         41.9   $        (65.7)
     =====================================================================================================

     Net realized capital gains allocated to experience-rated contracts of $42.0, $43.9, and $63.6 for the years ended December 31, 2004, 2003 and 2002, respectively, were deducted from net realized capital gains and an offsetting amount was reflected in future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractholders were $233.4, $213.7, and $199.3 at December 31, 2004, 2003 and 2002, respectively.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

2.   INVESTMENTS (continued)

     Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses, excluding those related to experience-related contractholders, were as follows:

                                                            YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2002
     -----------------------------------------------------------------------------------------------------
     Proceeds on sales                                    $     10,236.3  $     12,812.5   $     13,265.2
     Gross gains                                                   146.9            291.9            276.7
     Gross losses                                                   70.9            228.0            374.2

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (net unrealized capital gains and losses on securities, including securities pledged excluding those related to experience-rated contractholders) were as follows:

                                                            YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                               2004              2003              2002
     -------------------------------------------------------------------------------------------------------
     Fixed maturities                                     $         16.1    $        (54.3)   $        104.8
     Equity securities                                              (5.7)             17.9              (1.6)
     Sales inducements                                              (0.1)               --                --
     Other                                                         (59.8)             34.0              (8.3)
     -------------------------------------------------------------------------------------------------------
        Subtotal                                                   (49.5)             (2.4)             94.9
     Less: (Increase) decrease in deferred income taxes            (17.3)             (0.9)             33.2
     -------------------------------------------------------------------------------------------------------
     Net increase (decrease) in accumulated other
       comprehensive (loss) income                        $        (32.2)   $         (1.5)   $         61.7
     =======================================================================================================

3.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUE

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

     FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

3.   FINANCIAL INSTRUMENTS (continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     EQUITY SECURITIES: Fair values of these securities are based upon quoted market price.

     MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

     ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIM RESERVES):

        WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

        WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     LIABILITIES RELATED TO SEPARATE ACCOUNTS: The carrying amounts for these liabilities approximate their fair value.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

3.   FINANCIAL INSTRUMENTS (continued)

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

                                                              2004                          2003
                                                  ---------------------------   ---------------------------
                                                    CARRYING       FAIR           CARRYING         FAIR
                                                     VALUE         VALUE            VALUE         VALUE
     ------------------------------------------------------------------------------------------------------
     Assets:
       Fixed maturity securities, including
         securities pledged                       $   18,425.6   $   18,425.6   $   17,694.5   $   17,694.5
       Equity securities                                 162.6          162.6          161.9          161.9
       Mortgage loans on real estate                   1,090.2        1,119.8          754.5          798.5
       Policy loans                                      262.7          262.7          270.3          270.3
       Cash and cash equivalents                         187.3          187.3           57.8           57.8
       Assets held in Separate Accounts               33,310.5       33,310.5       33,014.7       33,014.7
     Liabilities:
       Investment contract liabilities:
         With a fixed maturity                         2,106.0        2,028.2        2,282.9        2,259.4
         Without a fixed maturity                     13,884.9       13,845.6       12,936.9       12,892.0
       Liabilities related to Separate Accounts       33,310.5       33,310.5       33,014.7       33,014.7

     Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     DERIVATIVE FINANCIAL INSTRUMENTS

     INTEREST RATE FLOORS

     Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2004 or 2003.

     INTEREST RATE CAPS

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2004 were $527.8, $5.9, and $5.9, respectively. The notional amount,

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

3.   FINANCIAL INSTRUMENTS (continued)

     carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6, $8.2, and $8.2, respectively.

     INTEREST RATE SWAPS

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $1,766.0, $2.1, and $2.1, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0, $(14.4), and $(14.4), respectively.

     FOREIGN EXCHANGE SWAPS

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $126.5, $(28.4), and $(28.4), respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1, $(12.8), and $(12.8), respectively.

4.   DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Activity for the year-ended December 31, 2004, 2003 and 2002 within VOBA was as follows:

     Balance at December 31, 2001                                   $    1,601.8
     Adjustment for unrealized gain (loss)                                 (21.9)
     Additions                                                              25.0
     Interest accrued at 7%                                                 86.8
     Amortization                                                         (253.3)
     ---------------------------------------------------------------------------
     Balance at December 31, 2002                                        1,438.4
     Adjustment for unrealized gain (loss)                                   6.2
     Additions                                                              59.1
     Interest accrued at 7%                                                 92.2
     Amortization                                                         (180.5)
     ---------------------------------------------------------------------------
     Balance at December 31, 2003                                        1,415.4
     Adjustment for unrealized gain (loss)                                   7.9
     Additions                                                              50.1
     Interest accrued at 6%                                                 92.3
     Amortization                                                         (200.5)
     ---------------------------------------------------------------------------
     Balance at December 31, 2004                                   $    1,365.2
     ===========================================================================

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

4.   DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
     (continued)

     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.2, $105.8, $97.4, $92.4, and $90.6 for the years
     2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

     During 2004, VOBA amortization increased principally due to higher actual gross profits, a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. Also, surrenders increased, which resulted in higher amortization for certain business.

     During 2003 the Company reset long-term assumptions for the Separate Account returns from 9.0% to 8.5% (gross before fund management fees and mortality, expense, and other policy charges), reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was primarily driven by improved market performance compared to expected during 2003. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 before tax, or $2.4, net of $1.3 of federal income tax expense.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term return assumptions for the Separate Account returns to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 before tax, or $29.7, net of $15.9 of federal income tax benefit.

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

     The Company's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) 10% of statutory surplus at prior year end or (2) ILIAC's prior year statutory net gain from operations.

     ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution. ILIAC did not receive capital contributions from its parent in 2004 and received $230.0 and $164.3 in capital contributions during 2003 and 2002, respectively.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income
     (loss) was $217.2, $67.5, and $148.8 for the years ended December 31, 2004, 2003, and 2002, respectively. Statutory capital and surplus was $1,344.5 and $1,230.7 as of December 31, 2004 and 2003, respectively.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY
     (continued)

     As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.   ADDITIONAL INSURANCE BENEFITS AND MINIMUM GUARANTEES

     Under SOP 03-1, the Company calculates an additional liability ("SOP reserves") for certain guaranteed minimum death benefits ("GMDBs") in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

     The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     As of December 31, 2004, the Separate Account liability subject to SOP 03-1 for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4,396.0 and $0.7, respectively.

     The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $4,396.0.

7.   INCOME TAXES

     ILIAC files a consolidated federal income tax return with its subsidiary, IICA. ILIAC has a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

7.   INCOME TAXES (continued)

     Income taxes (benefits) from continuing operations consist of the following:

                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002
     --------------------------------------------------------------------------------------------
     Current tax (benefit) expense:
       Federal                                       $       (3.8)   $       37.9    $       40.4
       State                                                   --             1.1             1.8
     --------------------------------------------------------------------------------------------
            Total current tax (benefit) expense              (3.8)           39.0            42.2
     --------------------------------------------------------------------------------------------
     Deferred tax expense (benefit):
       Federal                                               46.2            22.1           (23.6)
     --------------------------------------------------------------------------------------------
            Total deferred tax expense (benefit)             46.2            22.1           (23.6)
     --------------------------------------------------------------------------------------------
            Total income tax expense                 $       42.4    $       61.1    $       18.6
     ============================================================================================

     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002
     --------------------------------------------------------------------------------------------
     Income before income taxes and cumulative
       effect of change in accounting principle      $      241.7    $      215.7    $       86.1
     Tax rate                                                  35%             35%             35%
     --------------------------------------------------------------------------------------------
     Income tax at federal statutory rate                    84.6            75.5            30.1
     Tax effect of:
       State income tax, net of federal benefit                 -             0.7             1.2
       Dividends received deduction                          (9.6)          (14.0)           (5.3)
       IRS audit settlement                                 (33.0)
       Transfer of mutual fund shares                           -               -            (6.7)
       Other, net                                             0.4            (1.1)           (0.7)
     --------------------------------------------------------------------------------------------
            Income tax expense                       $       42.4    $       61.1    $       18.6
     ============================================================================================

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

7.   INCOME TAXES (continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, are presented below:

                                                                        2004            2003
     -------------------------------------------------------------------------------------------
     Deferred tax assets:
         Insurance reserves                                         $      286.4    $      263.7
         Unrealized gains allocable to experience-rated contracts          125.1           172.0
         Investments                                                          --            69.7
         Postemployment benefits                                            60.5            30.2
         Compensation                                                       35.5            56.0
         Other, net                                                         23.4            19.7
     -------------------------------------------------------------------------------------------
     Total gross assets                                                    530.9           611.3
     -------------------------------------------------------------------------------------------
     Deferred tax liabilities:
         Value of business acquired                                        477.8           495.4
         Net unrealized capital gains                                      161.3           236.4
         Deferred policy acquisition costs                                  91.3            59.2
         Other, net                                                          9.8             5.0
     -------------------------------------------------------------------------------------------
     Total gross liabilities                                               740.2           796.0
     -------------------------------------------------------------------------------------------
     Net deferred tax liability                                     $      209.3    $      184.7
     ===========================================================================================

     Net unrealized capital gains and losses are presented as a component of Other Comprehensive Income in shareholder's equity, net of deferred taxes.

     Under prior law, the Company was allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $17.2 million.

     Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

     The Company establishes reserves for probable proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through the December 13, 2000 short period. The tax benefit associated with the settlement of the most recent audit is included in the 2004 financial statements. The Service has commenced its examination for the tax years ended December 31, 2000 and 2001. Additionally, various state tax audits are in process.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

8.   BENEFIT PLANS

     DEFINED BENEFIT PLAN

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $19.0 for 2004, $15.1 for 2003, and $6.4 for 2002, respectively.

     DEFINED CONTRIBUTION PLAN

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $8.0, $7.1 and $7.1 in 2004, 2003, and 2002, respectively.

     OTHER BENEFIT PLANS

     The Company also sponsors a tax-qualified profit sharing plan for Career Agents that is intended to satisfy the requirements of Code Section 401(K).

     In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees; defined benefit pension plans for insurance salesmen who have entered into a career agent agreement and certain other individuals; and health care and life insurance benefits to retired employees and their eligible dependents. The supplemental retirement plan and defined benefit pension plan are non-qualified defined benefit pension plans, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The defined benefit plan for salesmen was terminated effective January 1, 2002, and all benefit accruals ceased. The life insurance plan

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

8.   BENEFIT PLANS (continued)

     provides a flat amount of noncontributory coverage and optional contributory coverage. The benefit charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002, were not significant.

9.   RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS

     ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

     - Investment advisory agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $58.8, $53.8, and $46.5, respectively.

     - Services agreement between the Company and its affiliates effective January 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the agreement where incurred in the amount of $8.6, $19.2, and $13.4, respectively.

     - Expense sharing agreement with ING North America Insurance Corporation, Inc., dated as of January 1, 2001, as amended effective January 1, 2002, for administrative, management, financial, and information technology services. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $132.9, $136.4, and $126.0, respectively.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     INVESTMENT ADVISORY AND OTHER FEES

     ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $209.2, $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management LLP ("Aeltus")), and $391.8 (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) in 2004, 2003, and 2002, respectively.

     RECIPROCAL LOAN AGREEMENT

     ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

9.   RELATED PARTY TRANSACTIONS (continued)

     requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.2, 0.1, and $0.1, for the years ended December 31, 2004, 2003, and 2002, respectively, and earned interest income of $1.3, $0.9, and $2.1 for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, respectively, ILIAC had a $25.0 and $41.4 receivable from ING AIH under this agreement.

     NOTES FROM AFFILIATE

     On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued surplus notes in the aggregate principal amount of $400.0 (the "Notes") scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company ("ReliaStar Life"), and Security Life of Denver International Limited ("SLDI"), in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Company's $175.0 Notes Receivable from ING USA bears interest at a rate of 6.257% per year. Any payment of principal and/or interest is subject to the prior approval of the Insurance Commissioner of the state of Iowa. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005.

     TAX SHARING AGREEMENTS

     ILIAC has a federal tax sharing agreement with IICA, whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory federal tax rate.

     ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

     CAPITAL TRANSACTIONS AND DIVIDENDS

     In 2004, ILIAC did not receive any capital contributions. In 2003, ILIAC received $230.0 in cash capital contributions from Lion. In addition, ILIAC received capital contributions in the form of investments in affiliated mutual funds of $164.3 from HOLDCO.

     ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

10.  FINANCING AGREEMENTS

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125.0 from the Bank. Interest on any borrowing accrues at an annual rate equal to (1) the cost of funds for the Bank for the period applicable for the advance plus .225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

     The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to (1) the cost of funds for BONY for the period applicable for the advance plus .35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

     Also see Reciprocal Loan Agreement in Note 9.

11.  REINSURANCE

     At December 31, 2004, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

     On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

     Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

     Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $61.1 and $63.8 as of December 31, 2004 and 2003, respectively, was sold to Lincoln.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

11.  REINSURANCE (continued)

     On December 16, 1988, the Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.3 and $20.4 were maintained for this contract as of December 31, 2004 and 2003, respectively.

     The effect of reinsurance on premiums and recoveries for the years ended December 31, 2004, 2003 and 2002, were as follows:

                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002
     --------------------------------------------------------------------------------------------
     Direct premiums                                 $       39.0    $       51.1    $       55.9
     Reinsurance assumed                                       --             0.1              --
     Reinsurance ceded                                       (0.5)           (1.1)           (2.0)
     --------------------------------------------------------------------------------------------
     Net premiums                                    $       38.5    $       50.1    $       53.9
     ============================================================================================

12.  COMMITMENTS AND CONTINGENT LIABILITIES

     LEASES

     The Company leases its office space and certain other equipment under operating leases that expire through 2009.

     For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $18.1, $20.8 and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $16.7, $15.4, $14.0, $1.3, and $0.5, respectively, and $0.1 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

     COMMITMENTS

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments of $778.2 with an estimated fair value of $778.2.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

12.  COMMITMENTS AND CONTINGENT LIABILITIES (continued)

     LITIGATION

     The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     REGULATORY MATTERS

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     FUND REGULATORY ISSUES

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

     In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

     An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

12.  COMMITMENTS AND CONTINGENT LIABILITIES (continued)

     Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.- based operations, including the Company.

     OTHER REGULATORY MATTERS

     The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

     These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

     In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

13.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

                                                                       AS OF           AS OF
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2004           2003
     -------------------------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                                             $      124.6    $      108.5
       Equity securities                                                     8.7            14.4
       Sales inducements                                                    (0.1)              -
       Other                                                                (8.2)           51.6
     -------------------------------------------------------------------------------------------
         Subtotal                                                          125.0           174.5
     Less: Deferred income taxes                                            41.2            58.5
     -------------------------------------------------------------------------------------------
     Net unrealized capital gains                                           83.8           116.0
     Minimum pension liability                                             (16.7)             --
     -------------------------------------------------------------------------------------------
     Net accumulated other comprehensive income                     $       67.1    $      116.0
     ===========================================================================================

     Net unrealized capital gains allocated to experience-rated contracts of $357.5 and $491.5 at December 31, 2004 and 2003, respectively, are reflected on the Consolidated Balance Sheets in future policy benefits and claims reserves and are not included in shareholder's equity.

     Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, excluding those related to experience-rated contractholders, were as follows:

                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                         2004            2003            2002
     --------------------------------------------------------------------------------------------
     Unrealized holding (losses) gains arising
       during the year (1)                           $       18.6    $      (48.1)   $      127.4
     Less: reclassification adjustment for gains
       (losses) and other items included in
       net income (2)                                        50.8           (46.6)           65.7
     --------------------------------------------------------------------------------------------
     Net unrealized (losses) gains on securities     $      (32.2)   $       (1.5)   $       61.7
     ============================================================================================

     (1) Pretax net unrealized holding gains (losses) were $28.6, $(74.0), and $196.0, for the years ended December 31, 2004, 2003, and 2002, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $78.1, $(71.6), and $101.1, for the years ended December 31, 2004, 2003, and 2002, respectively.

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

14. RECLASSIFICATIONS AND CHANGES TO PRIOR YEAR PRESENTATION

    During 2004, certain changes were made to the 2003 and 2002 Statements of Operations to reflect the correct balances, as follows:

    - Certain changes were made to the classification of reinsurance ceded related to certain products, which were included as a reduction to premiums.

    - Certain changes were made to the classification of certain annuity and other products, which were included in premium income.

    - Certain changes were made to the classification of certain benefits to contractowners, which were included as a reduction to premiums.

    In addition, certain reclassifications have been made to conform to the current year presentation.

    These changes had no impact on net income or shareholder's equity of the Company. We deemed these changes to the Statement of Operations as immaterial, and, as such, have not labeled the Statement of Operations as restated. The following summarizes the corrections to to each financial statement line item:


                                                    PREVIOUSLY                            REVISED
YEAR ENDED 12/31/2003                              REPORTED 2003       ADJUSTMENT          2003
                                                   -------------       ----------        --------
Fee income                                           $  384.3            $ 11.5          $  395.8
Premiums                                                 95.8             (45.7)             50.1
  Total revenue                                       1,463.7             (34.2)          1,429.5
Interest credited and other benefits
  to contractowners                                     757.6             (34.2)            723.4
  Total expense                                       1,248.0             (34.2)          1,213.8



                                                    PREVIOUSLY                            REVISED
YEAR ENDED 12/31/2002                              REPORTED 2002       ADJUSTMENT          2002
                                                   -------------       ----------        --------

Fee income                                           $  418.2             $  5.7          $  423.9
Premiums                                                 98.7              (44.8)             53.9
  Total revenue                                       1,375.4              (39.1)          1,336.3
Interest credited and other benefits
  to contractowners                                     746.4              (39.1)            707.3
  Total expense                                       1,289.3              (39.1)          1,250.2

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(Dollar amounts in millions, unless otherwise stated)

14. RECLASSIFICATIONS AND CHANGES TO PRIOR YEAR PRESENTATION (continued)

    Also, during 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to restate the correct balances, primarily related to payables for securities purchased, short-term borrowings, and investment contracts. As a result of these adjustments, we have labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:

                                                               PREVIOUSLY
                                                                REPORTED          ADJUSTMENT         RESTATED
                                                              -------------       ----------        ----------
YEAR ENDED 12/31/2003
  Net cash provided by (used for) operating activities          $ 1,254.8          $ (196.5)         $ 1,058.3
  Net cash provided by (used for) financing activities              781.1             196.5              977.6

                                                               PREVIOUSLY
                                                                REPORTED          ADJUSTMENT         RESTATED
                                                              -------------       ----------        ----------
YEAR ENDED 12/31/2002
  Net cash provided by (used for) operating activities          $ 1,527.7          $ (132.4)         $ 1,395.3
  Net cash used for investing activities                         (2,152.0)           (167.3)          (2,319.3)
  Net cash provided by (used for) financing activities              607.7             299.7              907.4

             ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

QUARTERLY DATA (UNAUDITED)

    Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

    The following tables show the previously reported and restated for each of the periods affected in 2003.

     AS RESTATED
     2004 (IN MILLIONS)                          FIRST                SECOND             THIRD             FOURTH
     ------------------------------------------------------------------------------------------------------------
     Total revenue                              $384.5                $362.1            $376.7             $379.2
     ------------------------------------------------------------------------------------------------------------
     Income (loss) before income taxes            64.4                  54.7              61.3               61.3
     Income tax expense                           20.4                  17.0             (14.3)              19.3
     ------------------------------------------------------------------------------------------------------------
     Net income                                 $ 44.0                $ 37.7            $ 75.6             $ 42.0
     ============================================================================================================

     AS REPORTED
     2004 (IN MILLIONS)                          FIRST                SECOND             THIRD
     -----------------------------------------------------------------------------------------
     Total revenue                              $387.3                $364.4            $379.0
     -----------------------------------------------------------------------------------------
     Income (loss) before income taxes            64.4                  54.7              61.3
     Income tax expense (benefit)                 20.4                  17.0             (14.3)
     -----------------------------------------------------------------------------------------
     Net income                                 $ 44.0                $ 37.7            $ 75.6
     =========================================================================================

     AS RESTATED
     2003 (IN MILLIONS)                          FIRST                SECOND*            THIRD*            FOURTH*
     ------------------------------------------------------------------------------------------------------------
     Total revenue                              $351.6                $374.5            $353.9             $349.5
     ------------------------------------------------------------------------------------------------------------
     Income before income taxes                   17.5                 109.2              25.5               63.5
     Income tax expense                            5.1                  35.4               0.6               20.0
     ------------------------------------------------------------------------------------------------------------
     Net income                                 $ 12.4                $ 73.8            $ 24.9             $ 43.5
     ============================================================================================================

     AS REPORTED
     2003 (IN MILLIONS)                          FIRST                SECOND             THIRD             FOURTH
     ------------------------------------------------------------------------------------------------------------
     Total revenue                              $359.2                $383.6            $362.4             $358.5
     ------------------------------------------------------------------------------------------------------------
     Income before income taxes                   17.5                 111.5              33.2               53.5
     Income tax expense                            5.1                  36.2               3.3               16.5
     ------------------------------------------------------------------------------------------------------------
     Net income                                 $ 12.4                $ 75.3            $ 29.9             $ 37.0
     ============================================================================================================

     * Restated

FINANCIAL STATEMENTS
ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
YEAR ENDED DECEMBER 31, 2004
WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                       This page intentionally left blank.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                         1

Audited Financial Statements

Statements of Assets and Liabilities                                            4
Statements of Operations                                                        30
Statements of Changes in Net Assets                                             57
Notes to Financial Statements                                                   90

                       This page intentionally left blank.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:                                Fidelity(R) Variable Insurance Products Fund (continued):
   AIM V.I. Capital Appreciation Fund - Series I Shares         Fidelity(R) VIP High Income Portfolio - Initial Class
   AIM V.I. Core Equity Fund - Series I Shares                  Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial
   AIM V.I. Government Securities Fund - Series I Shares          Class
   AIM V.I. Growth Fund - Series I Shares                       Fidelity(R) VIP Investment Grade Bond Portfolio -
   AIM V.I. Premier Equity Fund - Series I Shares                 Initial Class
Alger American Funds:                                           Fidelity(R) VIP Index 500 Portfolio - Initial Class
   Alger American Balanced Portfolio                            Fidelity(R) VIP Overseas Portfolio - Initial Class
   Alger American Income & Growth Portfolio                  Franklin Templeton Variable Insurance Products Trust:
   Alger American Leveraged AllCap Portfolio                    Franklin Small Cap Value Securities Fund - Class 2
AllianceBernstein Variable Products Series Fund, Inc.:       ING GET Fund:
   AllianceBernstein VPSF Growth and Income - Class A           ING GET Fund - Series D
   AllianceBernstein VPSF Premier Growth - Class A              ING GET Fund - Series E
   AllianceBernstein VPSF Small Cap Growth - Class A            ING GET Fund - Series G
American Century(R) Investments:                                ING GET Fund - Series H
   American Century(R) VP Balanced Fund                         ING GET Fund - Series I
   American Century(R) VP International Fund                    ING GET Fund - Series J
Calvert Social Balanced Portfolio                               ING GET Fund - Series K
Federated Insurance Series:                                     ING GET Fund - Series L
   Federated American Leaders Fund II                           ING GET Fund - Series M
   Federated Capital Income Fund II                             ING GET Fund - Series N
   Federated Equity Income Fund II                              ING GET Fund - Series P
   Federated Fund for U.S. Government Securities II             ING GET Fund - Series Q
   Federated High Income Bond Fund II                           ING GET Fund - Series R
   Federated International Equity Fund II                       ING GET Fund - Series S
   Federated Mid Cap Growth Strategies Fund II                  ING GET Fund - Series T
   Federated Prime Money Fund II                                ING GET Fund - Series U
Fidelity(R) Variable Insurance Products Fund:                   ING GET Fund - Series V
   Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class   ING Investors Trust:
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class      ING American Funds Growth Portfolio
   Fidelity(R) VIP Growth Portfolio - Initial Class             ING American Funds Growth-Income Portfolio
                                                                ING American Funds International Portfolio

   ING Julius Baer Foreign Portfolio - Service Class         ING Variable Portfolios, Inc.:
   ING Legg Mason Value Portfolio - Institutional Class         ING VP Global Science and Technology Portfolio -
   ING MFS Total Return Portfolio - Service Class                 Class I
   ING T. Rowe Price Equity Income Portfolio - Service          ING VP Growth Portfolio - Class I
     Class                                                      ING VP Index Plus LargeCap Portfolio - Class I
ING Partners, Inc.:                                             ING VP Index Plus MidCap Portfolio - Class I
   ING Aeltus Enhanced Index Portfolio - Service Class          ING VP Index Plus SmallCap Portfolio - Class I
   ING American Century Select Portfolio - Service Class        ING VP International Equity Portfolio - Class I
   ING American Century Small Cap Value Portfolio -             ING VP Small Company Portfolio - Class I
     Service Class                                              ING VP Value Opportunity Portfolio - Class I
   ING Baron Small Cap Growth Portfolio - Service Class      ING Variable Products Trust:
   ING Goldman Sachs(R) Capital Growth Portfolio - Service      ING VP Growth Opportunities Portfolio - Class I
     Class                                                      ING VP Growth Opportunities Portfolio - Class S
   ING JPMorgan International Portfolio - Initial Class         ING VP International Value Portfolio - Class I
   ING JPMorgan Mid Cap Value Portfolio - Service Class         ING VP MagnaCap Portfolio - Class I
   ING MFS Capital Opportunities Portfolio - Initial Class      ING VP MagnaCap Portfolio - Class S
   ING OpCap Balanced Value Portfolio - Service Class           ING VP MidCap Opportunities Portfolio - Class I
   ING Oppenheimer Global Portfolio - Service Class             ING VP MidCap Opportunities Portfolio - Class S
   ING PIMCO Total Return Portfolio - Service Class             ING VP Real Estate Portfolio - Class I
   ING Salomon Brothers Aggressive Growth Portfolio -           ING VP SmallCap Opportunities Portfolio - Class I
     Initial Class                                              ING VP SmallCap Opportunities Portfolio - Class S
   ING Salomon Brothers Fundamental Value Portfolio -        ING VP Balanced Portfolio, Inc. - Class I
     Service Class                                           ING VP Emerging Markets Fund
   ING Salomon Brothers Investors Value Portfolio -          ING VP Financial Services - Class I
     Service Class                                           ING VP Intermediate Bond Portfolio - Class I
   ING T. Rowe Price Diversified Mid Cap Growth Portfolio    ING VP Money Market Portfolio - Class I
     - Service Class                                         ING VP Natural Resources Trust
   ING T. Rowe Price Growth Equity Portfolio - Initial       Janus Aspen Series:
     Class                                                      Janus Aspen Balanced Portfolio - Inst Shares
   ING UBS U.S. Large Cap Equity Portfolio - Initial Class      Janus Aspen Flexible Income Portfolio - Inst Shares
   ING Van Kampen Comstock Portfolio - Service Class            Janus Aspen Growth Portfolio - Inst Shares
   ING Van Kampen Equity and Income Portfolio - Service         Janus Aspen Mid Cap Growth Portfolio - Inst Shares
     Class                                                      Janus Aspen Worldwide Growth Portfolio - Inst Shares
                                                             Lord Abbett Funds:
ING Strategic Allocation Portfolios, Inc.:                      Lord Abbett Growth and Income Portfolio
   ING VP Strategic Allocation Balanced Portfolio - Class I     Lord Abbett Mid-Cap Value Portfolio
   ING VP Strategic Allocation Growth Portfolio - Class I    MFS(R) Funds:
   ING VP Strategic Allocation Income Portfolio - Class I       MFS(R) VIT Strategic Income Series
ING Variable Funds:                                             MFS(R) VIT Total Return Series - Initial Class
   ING VP Growth and Income Portfolio - Class I              Oppenheimer Variable Account Funds:
ING Variable Insurance Trust:                                   Oppenheimer Aggressive Growth Fund/VA
   ING GET U.S. Core Portfolio - Series 1                       Oppenheimer Global Securities Fund/VA
   ING GET U.S. Core Portfolio - Series 2                       Oppenheimer Main Street(R) Fund/VA
   ING GET U.S. Core Portfolio - Series 3                       Oppenheimer Strategic Bond Fund/VA
   ING GET U.S. Core Portfolio - Series 4                    PIMCO VIT Real Return Portfolio - Admin Class
   ING GET U.S. Core Portfolio - Series 5                    Pioneer Variable Contracts Trust:
   ING GET U.S. Core Portfolio - Series 6                       Pioneer Equity Income VCT Portfolio - Class I
   ING GET U.S. Core Portfolio - Series 7                       Pioneer Fund VCT Portfolio - Class I
                                                                Pioneer High Yield VCT Portfolio - Class I
                                                                Pioneer Mid Cap Value VCT Portfolio - Class I

Prudential Series Fund, Inc.:                                UBS Series Trust:
   Jennison Portfolio - Class II Shares                         UBS U.S. Allocation Portfolio - Class I
   SP William Blair International Growth Portfolio - Class   Wanger Advisors Trust:
     II Shares                                                  Wanger Select
                                                                Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account B at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               AIM V.I.                             AIM V.I.                           AIM V.I.
                                               CAPITAL           AIM V.I.         GOVERNMENT         AIM V.I.          PREMIER
                                             APPRECIATION      CORE EQUITY        SECURITIES          GROWTH            EQUITY
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        15,172   $        31,830   $        14,556   $        16,959   $        36,351
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        15,172            31,830            14,556            16,959            36,351
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        15,172   $        31,830   $        14,556   $        16,959   $        36,351
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        14,226   $        27,228   $        14,556   $        15,788   $        34,142
Contracts in payout (annuitization)
  period                                               946             4,602                 -             1,171             2,209
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        15,172   $        31,830   $        14,556   $        16,959   $        36,351
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             668,651         1,408,409         1,205,980         1,056,645         1,706,639
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        13,665   $        28,329   $        14,944   $        15,807   $        36,615
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                   ALGER             ALGER           ALLIANCE          ALLIANCE
                                                 ALGER           AMERICAN          AMERICAN          BERNSTEIN         BERNSTEIN
                                               AMERICAN          INCOME &          LEVERAGED        VPSF GROWTH      VPSF PREMIER
                                               BALANCED           GROWTH            ALLCAP          AND INCOME          GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         1,926   $         5,250   $         5,104   $        48,096   $         7,542
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         1,926             5,250             5,104            48,096             7,542
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         1,926   $         5,250   $         5,104   $        48,096   $         7,542
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         1,926   $         5,250   $         5,104   $        48,096   $         7,542
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         1,926   $         5,250   $         5,104   $        48,096   $         7,542
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             142,166           522,416           167,956         1,997,327           321,756
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         1,803   $         5,190   $         4,973   $        42,812   $         6,888
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                              ALLIANCE
                                              BERNSTEIN         AMERICAN          AMERICAN           CALVERT           FEDERATED
                                             VPSF SMALL      CENTURY(R) VP     CENTURY(R) VP         SOCIAL            AMERICAN
                                             CAP GROWTH         BALANCED        INTERNATIONAL       BALANCED            LEADERS
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         5,141   $         1,096   $         1,196   $         2,229   $        42,192
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         5,141             1,096             1,196             2,229            42,192
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         5,141   $         1,096   $         1,196   $         2,229   $        42,192
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         5,141   $         1,096   $         1,196   $         2,229   $        42,103
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                89
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         5,141   $         1,096   $         1,196   $         2,229   $        42,192
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             441,255           150,541           162,767         1,190,608         2,041,206
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         4,463   $           956   $         1,050   $         2,018   $        39,597
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                  FEDERATED         FEDERATED
                                              FEDERATED         FEDERATED       FUND FOR U.S.         HIGH             FEDERATED
                                               CAPITAL           EQUITY          GOVERNMENT          INCOME          INTERNATIONAL
                                               INCOME            INCOME          SECURITIES           BOND              EQUITY
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         5,170   $         9,093   $         6,444   $        11,845   $         5,865
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         5,170             9,093             6,444            11,845             5,865
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         5,170   $         9,093   $         6,444   $        11,845   $         5,865
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         5,156   $         8,977   $         6,442   $        11,789   $         5,830
Contracts in payout (annuitization)
  period                                                14               116                 2                56                35
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         5,170   $         9,093   $         6,444   $        11,845   $         5,865
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             582,819           677,542           555,555         1,444,529           443,619
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         5,855   $         9,403   $         6,361   $        10,497   $         8,876
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               FEDERATED
                                                MID CAP         FEDERATED                         FIDELITY(R)
                                                GROWTH            PRIME        FIDELITY(R) VIP     VIP EQUITY-       FIDELITY(R)
                                              STRATEGIES          MONEY         CONTRAFUND(R)        INCOME          VIP GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        10,473   $         3,326   $       243,399   $       218,459   $       109,798
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        10,473             3,326           243,399           218,459           109,798
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        10,473   $         3,326   $       243,399   $       218,459   $       109,798
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        10,473   $         3,326   $       243,399   $       218,459   $       109,798
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        10,473   $         3,326   $       243,399   $       218,459   $       109,798
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             498,220         3,325,705         9,143,477         8,610,906         3,430,109
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        13,804   $         3,326   $       192,805   $       183,717   $       107,533
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                              FIDELITY(R)      FIDELITY(R) VIP
                                           FIDELITY(R) VIP     VIP ASSET         INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP
                                             HIGH INCOME      MANAGER(SM)        GRADE BOND         INDEX 500         OVERSEAS
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        47,964   $        11,587   $         1,958   $        70,298   $        15,669
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        47,964            11,587             1,958            70,298            15,669
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        47,964   $        11,587   $         1,958   $        70,298   $        15,669
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        45,288   $        11,587   $         1,958   $        70,298   $        15,669
Contracts in payout (annuitization)
  period                                             2,676                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        47,964   $        11,587   $         1,958   $        70,298   $        15,669
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           6,851,930           780,282           147,791           510,332           894,346
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        43,141   $        10,638   $         1,876   $        62,020   $        13,748
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                              FRANKLIN
                                                SMALL            ING GET           ING GET           ING GET            ING GET
                                              CAP VALUE          FUND -            FUND -            FUND -             FUND -
                                             SECURITIES         SERIES H          SERIES I          SERIES J           SERIES K
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         4,384   $        85,522   $        60,675   $        47,133   $        55,421
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         4,384            85,522            60,675            47,133            55,421
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         4,384   $        85,522   $        60,675   $        47,133   $        55,421
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         4,384   $        85,522   $        60,675   $        47,133   $        55,421
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         4,384   $        85,522   $        60,675   $        47,133   $        55,421
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             280,146         8,798,593         6,216,670         4,894,430         5,615,069
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         4,063   $        88,312   $        62,102   $        48,360   $        56,226
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING GET           ING GET           ING GET           ING GET            ING GET
                                               FUND -            FUND -            FUND -            FUND -             FUND -
                                              SERIES L          SERIES M          SERIES N          SERIES P           SERIES Q
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
 at fair value                             $        51,909   $        76,815   $        63,310   $        47,889   $        37,872
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        51,909            76,815            63,310            47,889            37,872
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        51,909   $        76,815   $        63,310   $        47,889   $        37,872
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        51,909   $        76,815   $        63,310   $        47,889   $        37,872
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        51,909   $        76,815   $        63,310   $        47,889   $        37,872
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           5,329,505         7,830,255         6,274,491         4,755,572         3,652,026
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        52,526   $        76,934   $        63,922   $        47,501   $        36,522
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING GET           ING GET           ING GET           ING GET            ING GET
                                               FUND -            FUND -            FUND -            FUND -             FUND -
                                              SERIES R          SERIES S          SERIES T          SERIES U           SERIES V
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        33,352   $        36,434   $        28,261   $        27,273   $        55,481
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        33,352            36,434            28,261            27,273            55,481
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        33,352   $        36,434   $        28,261   $        27,273   $        55,481
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        33,352   $        36,434   $        28,261   $        27,273   $        55,481
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        33,352   $        36,434   $        28,261   $        27,273   $        55,481
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           3,131,678         3,479,826         2,696,685         2,617,329         5,553,615
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        31,419   $        34,933   $        27,064   $        26,231   $        55,596
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                              ING AMERICAN
                                             ING AMERICAN         FUNDS         ING AMERICAN          ING                ING
                                                FUNDS            GROWTH-           FUNDS           JULIUS BAER        LEGG MASON
                                               GROWTH            INCOME         INTERNATIONAL        FOREIGN             VALUE
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         1,774   $         2,347   $         9,074   $           242   $           882
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         1,774             2,347             9,074               242               882
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         1,774   $         2,347   $         9,074   $           242   $           882
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         1,774   $         2,152   $         9,074   $           242   $           882
Contracts in payout (annuitization)
  period                                                 -               195                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         1,774   $         2,347   $         9,074   $           242   $           882
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                              34,858            63,558           566,061            19,773            87,905
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         1,726   $         2,320   $         8,910   $           228   $           858
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                                    ING AMERICAN
                                               ING MFS         ING T. ROWE       ING AELTUS       ING AMERICAN        CENTURY
                                                TOTAL         PRICE EQUITY        ENHANCED           CENTURY         SMALL CAP
                                               RETURN            INCOME             INDEX            SELECT            VALUE
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         1,922   $         2,335   $            79   $           488   $         1,034
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         1,922             2,335                79               488             1,034
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         1,922   $         2,335   $            79   $           488   $         1,034
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         1,922   $         2,335   $            79   $           488   $         1,034
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         1,922   $         2,335   $            79   $           488   $         1,034
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             102,319           169,911             9,032            52,694            84,631
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         1,829   $         2,076   $            74   $           446   $           925
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                 ING           ING GOLDMAN                             ING
                                                BARON           SACHS(R)             ING            JPMORGAN           ING MFS
                                              SMALL CAP          CAPITAL          JPMORGAN           MID CAP           CAPITAL
                                               GROWTH            GROWTH         INTERNATIONAL         VALUE         OPPORTUNITIES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         2,941   $           315   $        44,030   $         2,215   $        38,224
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         2,941               315            44,030             2,215            38,224
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         2,941   $           315   $        44,030   $         2,215   $        38,224
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         2,941   $           315   $        41,341   $         2,215   $        35,211
Contracts in payout (annuitization)
  period                                                 -                 -             2,689                 -             3,013
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         2,941   $           315   $        44,030   $         2,215   $        38,224
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             196,591            27,968         3,579,704           159,478         1,405,283
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         2,538   $           281   $        37,399   $         1,980   $        30,520
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                  ING                                ING           ING SALOMON       ING SALOMON
                                                 OPCAP             ING              PIMCO           BROTHERS          BROTHERS
                                               BALANCED        OPPENHEIMER          TOTAL          AGGRESSIVE        FUNDAMENTAL
                                                 VALUE           GLOBAL            RETURN            GROWTH             VALUE
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         2,126   $            22   $         3,885   $        53,255   $         1,483
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         2,126                22             3,885            53,255             1,483
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         2,126   $            22   $         3,885   $        53,255   $         1,483
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         2,126   $            22   $         3,885   $        51,733   $         1,483
Contracts in payout (annuitization)
  period                                                 -                 -                 -             1,522                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         2,126   $            22   $         3,885   $        53,255   $         1,483
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             158,321             1,780           354,449         1,333,037            82,459
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         1,946   $            22   $         3,835   $        45,634   $         1,371
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                               ING T. ROWE
                                              ING SALOMON         PRICE
                                               BROTHERS        DIVERSIFIED       ING T. ROWE      ING UBS U.S.         ING VAN
                                               INVESTORS         MID CAP        PRICE GROWTH        LARGE CAP          KAMPEN
                                                 VALUE           GROWTH            EQUITY            EQUITY           COMSTOCK
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $           387   $           612   $        73,921   $        43,678   $         3,726
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                           387               612            73,921            43,678             3,726
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $           387   $           612   $        73,921   $        43,678   $         3,726
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $           387   $           612   $        67,195   $        43,678   $         3,726
Contracts in payout (annuitization)
  period                                                 -                 -             6,726                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $           387   $           612   $        73,921   $        43,678   $         3,726
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                              27,294            76,638         1,484,062         5,090,630           303,194
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $           366   $           575   $        63,844   $        40,443   $         3,374
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                 ING             ING VP            ING VP            ING VP
                                             VAN KAMPEN         STRATEGIC         STRATEGIC         STRATEGIC          ING VP
                                             EQUITY AND        ALLOCATION        ALLOCATION        ALLOCATION        GROWTH AND
                                               INCOME           BALANCED           GROWTH            INCOME            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $           137   $        20,822   $        15,631   $        18,730   $       423,357
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                           137            20,822            15,631            18,730           423,357
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $           137   $        20,822   $        15,631   $        18,730   $       423,357
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $           137   $        17,934   $        13,548   $        15,154   $       326,371
Contracts in payout (annuitization)
  period                                                 -             2,888             2,083             3,576            96,986
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $           137   $        20,822   $        15,631   $        18,730   $       423,357
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                               4,092         1,496,922         1,059,037         1,436,355        21,878,936
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $           126   $        18,835   $        13,589   $        17,369   $       461,670
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING GET           ING GET           ING GET           ING GET            ING GET
                                             U.S. CORE -       U.S. CORE -       U.S. CORE -       U.S. CORE -        U.S. CORE -
                                              SERIES 1          SERIES 2          SERIES 3          SERIES 4           SERIES 5
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        23,042   $        19,803   $        54,614   $         8,173   $         4,428
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        23,042            19,803            54,614             8,173             4,428
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        23,042   $        19,803   $        54,614   $         8,173   $         4,428
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        23,042   $        19,803   $        54,614   $         8,173   $         4,428
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        23,042   $        19,803   $        54,614   $         8,173   $         4,428
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           2,169,690         1,896,842         5,391,315           776,932           418,892
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        21,716   $        18,979   $        53,920   $         7,775   $         4,199
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                   ING VP
                                               ING GET           ING GET           GLOBAL                              ING VP
                                             U.S. CORE -       U.S. CORE -       SCIENCE AND         ING VP          INDEX PLUS
                                              SERIES 6          SERIES 7         TECHNOLOGY          GROWTH           LARGECAP
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        88,090   $        57,015   $        10,373   $        28,081   $       182,362
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        88,090            57,015            10,373            28,081           182,362
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        88,090   $        57,015   $        10,373   $        28,081   $       182,362
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        88,090   $        57,015   $        10,373   $        25,389   $       138,246
Contracts in payout (annuitization)
  period                                                 -                 -                 -             2,692            44,116
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        88,090   $        57,015   $        10,373   $        28,081   $       182,362
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           8,704,574         5,696,396         2,715,342         2,937,296        12,305,141
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        87,055   $        56,970   $        10,338   $        25,718   $       158,591
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING VP            ING VP            ING VP            ING VP            ING VP
                                             INDEX PLUS        INDEX PLUS       INTERNATIONAL         SMALL             VALUE
                                               MIDCAP           SMALLCAP           EQUITY            COMPANY         OPPORTUNITY
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        18,233   $         8,963   $        13,340   $        82,870   $        16,285
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        18,233             8,963            13,340            82,870            16,285
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        18,233   $         8,963   $        13,340   $        82,870   $        16,285
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        18,233   $         8,963   $        11,657   $        74,744   $        16,285
Contracts in payout (annuitization)
  period                                                 -                 -             1,683             8,126                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        18,233   $         8,963   $        13,340   $        82,870   $        16,285
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           1,004,006           546,874         1,526,296         4,155,956         1,234,626
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        13,694   $         6,876   $        11,261   $        64,523   $        15,461
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                     ING VP            ING VP
                                               ING VP            ING VP            ING VP            MIDCAP            MIDCAP
                                            INTERNATIONAL       MAGNACAP          MAGNACAP        OPPORTUNITIES     OPPORTUNITIES
                                                VALUE           - CLASS I         - CLASS S         - CLASS I         - CLASS S
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         2,980   $           125   $         1,635   $           340   $        10,784
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         2,980               125             1,635               340            10,784
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         2,980   $           125   $         1,635   $           340   $        10,784
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         2,980   $           125   $         1,635   $           340   $        10,784
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         2,980   $           125   $         1,635   $           340   $        10,784
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             233,504            13,199           171,365            49,615         1,588,235
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         2,491   $           111   $         1,431   $           300   $         9,263
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                 ING VP            ING VP
                                                                SMALLCAP          SMALLCAP                             ING VP
                                               ING VP         OPPORTUNITIES     OPPORTUNITIES        ING VP           EMERGING
                                            REAL ESTATE         - CLASS I         - CLASS S         BALANCED           MARKETS
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         1,193   $           970   $         5,342   $       189,559   $           770
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         1,193               970             5,342           189,559               770
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         1,193   $           970   $         5,342   $       189,559   $           770
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         1,193   $           970   $         5,342   $       144,379   $           770
Contracts in payout (annuitization)
   period                                                -                 -                 -            45,180                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         1,193   $           970   $         5,342   $       189,559   $           770
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                              87,573            59,645           330,956        14,146,212            96,925
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         1,095   $           931   $         4,682   $       173,163   $           558
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING VP            ING VP            ING VP                            JANUS ASPEN
                                            INTERMEDIATE          MONEY            NATURAL         JANUS ASPEN        FLEXIBLE
                                                BOND             MARKET           RESOURCES         BALANCED           INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $       137,880   $       192,781   $         1,861   $       156,790   $        15,748
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                       137,880           192,781             1,861           156,790            15,748
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $       137,880   $       192,781   $         1,861   $       156,790   $        15,748
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $       125,417   $       187,699   $         1,861   $       156,790   $        15,748
Contracts in payout (annuitization)
  period                                            12,463             5,082                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $       137,880   $       192,781   $         1,861   $       156,790   $        15,748
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                          10,493,163        14,900,388           105,429         6,428,456         1,297,160
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $       140,963   $       192,039   $         1,487   $       145,813   $        16,069
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                               JANUS ASPEN       JANUS ASPEN       LORD ABBETT       LORD ABBETT
                                             JANUS ASPEN         MID CAP          WORLDWIDE        GROWTH AND          MID-CAP
                                               GROWTH            GROWTH            GROWTH            INCOME             VALUE
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        84,481   $        94,264   $       154,245   $         6,773   $         3,732
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        84,481            94,264           154,245             6,773             3,732
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        84,481   $        94,264   $       154,245   $         6,773   $         3,732
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        78,822   $        94,264   $       148,522   $         6,773   $         3,732
Contracts in payout (annuitization)
  period                                             5,659                 -             5,723                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        84,481   $        94,264   $       154,245   $         6,773   $         3,732
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                           4,209,326         3,648,004         5,759,719           249,179           179,520
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        80,578   $        65,778   $       148,011   $         6,206   $         3,179
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               MFS(R)            MFS(R)          OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                            VIT STRATEGIC       VIT TOTAL        AGGRESSIVE          GLOBAL             MAIN
                                               INCOME            RETURN            GROWTH          SECURITIES         STREET(R)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         2,503   $       142,497   $        32,874   $        43,720   $        68,396
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         2,503           142,497            32,874            43,720            68,396
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         2,503   $       142,497   $        32,874   $        43,720   $        68,396
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         2,503   $       142,497   $        30,981   $        43,720   $        60,919
Contracts in payout (annuitization)
  period                                                 -                 -             1,893                 -             7,477
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         2,503   $       142,497   $        32,874   $        43,720   $        68,396
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             222,477         6,649,417           747,640         1,481,540         3,281,957
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         2,356   $       127,339   $        27,019   $        34,455   $        60,795
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                   PIONEER
                                             OPPENHEIMER        PIMCO VIT          EQUITY            PIONEER           PIONEER
                                              STRATEGIC           REAL             INCOME             FUND           HIGH YIELD
                                                BOND             RETURN              VCT               VCT               VCT
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $        58,634   $           522   $         1,581   $            52   $           216
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                        58,634               522             1,581                52               216
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $        58,634   $           522   $         1,581   $            52   $           216
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $        56,174   $           522   $         1,581   $            52   $           216
Contracts in payout (annuitization)
  period                                             2,460                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $        58,634   $           522   $         1,581   $            52   $           216
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                          11,254,177            40,409            76,829             2,548            18,493
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $        53,032   $           525   $         1,443   $            50   $           214
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                  SP WILLIAM
                                             PIONEER MID                            BLAIR             UBS
                                              CAP VALUE                         INTERNATIONAL         U. S.            WANGER
                                                 VCT            JENNISON           GROWTH          ALLOCATION          SELECT
                                           ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments in mutual funds
  at fair value                            $         3,193   $         1,329   $         6,154   $         8,911   $           249
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                         3,193             1,329             6,154             8,911               249
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                                 $         3,193   $         1,329   $         6,154   $         8,911   $           249
                                           ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                         $         3,193   $         1,329   $         6,154   $         8,911   $           249
Contracts in payout (annuitization)
  period                                                 -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total net assets                           $         3,193   $         1,329   $         6,154   $         8,911   $           249
                                           ===============   ===============   ===============   ===============   ===============

Total number of shares                             129,415            73,978           908,946           662,070            11,273
                                           ===============   ===============   ===============   ===============   ===============

Cost of shares                             $         2,795   $         1,170   $         5,331   $         8,042   $           238
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                             WANGER U.S.
                                              SMALLER
                                             COMPANIES
                                           ---------------
ASSETS
Investments in mutual funds
  at fair value                            $            97
                                           ---------------
Total assets                                            97
                                           ---------------
Net assets                                 $            97
                                           ===============

NET ASSETS
Accumulation units                         $            97
Contracts in payout (annuitization)
  period                                                 -
                                           ---------------
Total net assets                           $            97
                                           ===============

Total number of shares                               3,108
                                           ===============

Cost of shares                             $            84
                                           ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                 AIM V.I.                         AIM V.I.                          AIM V.I.
                                                 CAPITAL         AIM V.I.        GOVERNMENT         AIM V.I.        PREMIER
                                               APPRECIATION     CORE EQUITY      SECURITIES          GROWTH         EQUITY
                                              -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           -    $         303    $         548    $           -    $         166
                                              -------------    -------------    -------------    -------------    -------------
Total investment income                                   -              303              548                -              166
Expenses:
  Mortality and expense risk and
    other charges                                       205              418              177              221              487
                                              -------------    -------------    -------------    -------------    -------------
Total expenses                                          205              418              177              221              487
                                              -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                           (205)            (115)             371             (221)            (321)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain (loss) on investments                 (18)             424              (58)            (115)            (740)
Capital gains distributions                               -                -                -                -                -
                                              -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                       (18)             424              (58)            (115)            (740)
Net unrealized appreciation
  (depreciation) of investments                         946            1,983             (147)           1,403            2,521
                                              -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                   $         723    $       2,292    $         166    $       1,067    $       1,460
                                              =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                  ALGER             ALGER         ALLIANCE         ALLIANCE
                                                   ALGER        AMERICAN          AMERICAN        BERNSTEIN        BERNSTEIN
                                                 AMERICAN       INCOME &          LEVERAGED      VPSF GROWTH      VPSF PREMIER
                                                 BALANCED        GROWTH            ALLCAP        AND INCOME         GROWTH
                                              -------------   -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $          32   $          32    $           -    $         366    $           -
                                              -------------   -------------    -------------    -------------    -------------
Total investment income                                  32              32                -              366                -
Expenses:
  Mortality and expense risk and
    other charges                                        30              81               79              523               95
                                              -------------   -------------    -------------    -------------    -------------
Total expenses                                           30              81               79              523               95
                                              -------------   -------------    -------------    -------------    -------------
Net investment income (loss)                              2             (49)             (79)            (157)             (95)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS

Net realized gain (loss) on investments                   1            (120)            (103)             (43)            (118)
Capital gains distributions                               -               -                -                -                -
                                              -------------   -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                         1            (120)            (103)             (43)            (118)
Net unrealized appreciation
  (depreciation) of investments                          40             477              484            4,351              714
                                              -------------   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                   $          43   $         308    $         302    $       4,151    $         501
                                              =============   =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                ALLIANCE
                                                BERNSTEIN       AMERICAN          AMERICAN         CALVERT         FEDERATED
                                               VPSF SMALL     CENTURY(R) VP     CENTURY(R) VP       SOCIAL          AMERICAN
                                               CAP GROWTH       BALANCED        INTERNATIONAL      BALANCED         LEADERS
                                              -------------   --------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           -    $          23    $           7    $          37    $         685
                                              -------------    -------------    -------------    -------------    -------------
Total investment income                                   -               23                7               37              685
Expenses:
  Mortality and expense risk and
    other charges                                        58               19               18               27              647
                                              -------------    -------------    -------------    -------------    -------------
Total expenses                                           58               19               18               27              647
                                              -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            (58)               4              (11)              10               38

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 442               39                6               14             (902)
Capital gains distributions                               -                -                -                -                -
                                              -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
  and capital gains distributions                       442               39                6               14             (902)
Net unrealized appreciation
  (depreciation) of investments                          77               55              152              121            4,253
                                              -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                   $         461    $          98    $         147    $         145    $       3,389
                                              =============    =============    =============    ==============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                  FEDERATED        FEDERATED
                                                FEDERATED        FEDERATED      FUND FOR U.S.        HIGH           FEDERATED
                                                 CAPITAL          EQUITY         GOVERNMENT         INCOME        INTERNATIONAL
                                                 INCOME           INCOME         SECURITIES          BOND            EQUITY
                                              -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $         267    $         206    $         409    $       1,080    $           -
                                              -------------    -------------    -------------    -------------    -------------
Total investment income                                 267              206              409            1,080                -
Expenses:
  Mortality and expense risk and
    other charges                                        80              140              115              190               86
                                              -------------    -------------    -------------    -------------    -------------
Total expenses                                           80              140              115              190               86
                                              -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                            187               66              294              890              (86)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments              (1,281)            (211)             109             (586)            (791)
Capital gains distributions                               -                -               48                -                -
                                              -------------    -------------    -------------    -------------    -------------
Total realized gain (loss) on investments
    and capital gains distributions                  (1,281)            (211)             157             (586)            (791)
Net unrealized appreciation
  (depreciation) of investments                       1,520            1,125             (285)             797            1,543
                                              -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
    resulting from operations                 $         426    $         980    $         166    $       1,101    $         666
                                              =============    =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                 FEDERATED
                                                  MID CAP         FEDERATED                         FIDELITY(R)
                                                  GROWTH            PRIME       FIDELITY(R) VIP      VIP EQUITY-      FIDELITY(R)
                                                STRATEGIES          MONEY        CONTRAFUND(R)         INCOME         VIP GROWTH
                                               -------------    -------------   ---------------    --------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                    $           -    $          32    $          662    $        3,069   $          330
                                               -------------    -------------    --------------    --------------   --------------
Total investment income                                    -               32               662             3,069              330
Expenses:
  Mortality and expense risk and
    other charges                                        153               57             2,560             2,550            1,514
                                               -------------    -------------    --------------    --------------   --------------
Total expenses                                           153               57             2,560             2,550            1,514
                                               -------------    -------------    --------------    --------------   --------------
Net investment income (loss)                            (153)             (25)           (1,898)              519           (1,184)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 (425)               -             1,634               713           (1,400)
Capital gains distributions                                -                -                 -               733                -
                                               -------------    -------------    --------------    --------------   --------------
Total realized gain (loss) on investments
  and capital gains distributions                       (425)               -             1,634             1,446           (1,400)
Net unrealized appreciation
  (depreciation) of investments                        1,905                -            28,725            17,751            4,239
                                               -------------    -------------    --------------    --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                    $       1,327    $         (25)   $       28,461    $       19,716   $        1,655
                                               =============    =============    ==============    ==============   ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                               FIDELITY(R)     FIDELITY(R) VIP
                                           FIDELITY(R) VIP      VIP ASSET        INVESTMENT      FIDELITY(R) VIP   FIDELITY(R) VIP
                                             HIGH INCOME       MANAGER(SM)       GRADE BOND         INDEX 500         OVERSEAS
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         4,591   $           321   $            92   $           966   $           174
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                              4,591               321                92               966               174
Expenses:
  Mortality and expense risk and
    other charges                                      653               163                30               980               174
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         653               163                30               980               174
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                         3,938               158                62               (14)                -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments              3,046                66                15                52               620
Capital gains distributions                              -                 -                66                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on
  investments and capital gains
  distributions                                      3,046                66                81                52               620
Net unrealized appreciation
  (depreciation) of investments                     (3,248)              221               (81)            5,896               885
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $         3,736   $           445   $            62   $         5,934   $         1,505
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                              FRANKLIN
                                                SMALL            ING GET            ING GET          ING GET           ING GET
                                              CAP VALUE          FUND -             FUND -           FUND -            FUND -
                                             SECURITIES         SERIES D           SERIES E         SERIES G          SERIES H
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             1   $         3,232   $        15,508   $        10,204   $         4,356
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  1             3,232            15,508            10,204             4,356
Expenses:
  Mortality and expense risk and
    other charges                                       14               104             2,542             2,018             1,587
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                          14               104             2,542             2,018             1,587
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                           (13)            3,128            12,966             8,186             2,769

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                247            (8,794)          (19,910)          (11,127)             (389)
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      247            (8,794)          (19,910)          (11,127)             (389)
Net unrealized appreciation
  (depreciation) of investments                        194             5,596             4,843             2,313            (2,504)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           428   $           (70)  $        (2,101)  $          (628)  $          (124)
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING GET           ING GET           ING GET           ING GET           ING GET
                                               FUND -            FUND -            FUND -            FUND -            FUND -
                                              SERIES I          SERIES J          SERIES K          SERIES L          SERIES M
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         2,785   $         2,341   $         2,268   $         2,369   $         3,723
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                              2,785             2,341             2,268             2,369             3,723
Expenses:
  Mortality and expense risk and
    other charges                                    1,145               903             1,219             1,143             1,685
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                       1,145               903             1,219             1,143             1,685
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                         1,640             1,438             1,049             1,226             2,038

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (160)             (104)               18               277               406
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                     (160)             (104)               18               277               406
Net unrealized appreciation
  (depreciation) of investments                     (1,883)           (1,698)           (1,900)           (2,269)           (3,412)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $          (403)  $          (364)  $          (833)  $          (766)  $          (968)
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING GET           ING GET           ING GET           ING GET           ING GET
                                               FUND -            FUND -            FUND -            FUND -            FUND -
                                              SERIES N          SERIES P          SERIES Q          SERIES R          SERIES S
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $         2,398   $         1,925   $         1,466   $         1,150   $         1,067
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                              2,398             1,925             1,466             1,150             1,067
Expenses:
  Mortality and expense risk and
    other charges                                    1,378             1,053               813               699               777
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                       1,378             1,053               813               699               777
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                         1,020               872               653               451               290

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (57)              261               361               323               457
Capital gains distributions                              -                 -                 -                 -               615
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      (57)              261               361               323             1,072
Net unrealized appreciation
  (depreciation) of investments                     (1,190)           (1,415)           (1,058)             (525)           (1,093)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $          (227)  $          (282)  $           (44)  $           249   $           269
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                                    ING AMERICAN
                                               ING GET           ING GET            ING GET       ING AMERICAN          FUNDS
                                               FUND -            FUND -             FUND -            FUNDS            GROWTH-
                                              SERIES T          SERIES U           SERIES V          GROWTH            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           844   $           547   $           649   $             -   $             2
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                844               547               649                 -                 2
Expenses:
  Mortality and expense risk and
    other charges                                      600               561             1,256                 1                 2
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         600               561             1,256                 1                 2
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                           244               (14)             (607)               (1)                -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                250               213               (96)                -                 -
Capital gains distributions                            498             1,191                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      748             1,404               (96)                -                 -
Net unrealized appreciation
  (depreciation) of investments                       (824)           (1,012)              971                48                27
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           168   $           378   $           268   $            47   $            27
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                            ING AMERICAN           ING                ING            ING MFS         ING T. ROWE
                                                FUNDS          JULIUS BAER        LEGG MASON          TOTAL         PRICE EQUITY
                                            INTERNATIONAL        FOREIGN             VALUE           RETURN             INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             1   $             -   $             2   $            32   $            19
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  1                 -                 2                32                19
Expenses:
  Mortality and expense risk and
    other charges                                        3                 -                 -                10                13
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                           3                 -                 -                10                13
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                            (2)                -                 2                22                 6

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -                 2                 -                19                32
Capital gains distributions                              -                 1                 -                 -                11
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                        -                 3                 -                19                43
Net unrealized appreciation
  (depreciation) of investments                        164                14                24                81               180
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           162   $            17   $            26   $           122   $           229
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                 ING AMERICAN         ING            ING GOLDMAN
                                             ING AELTUS        ING AMERICAN         CENTURY          BARON            SACHS(R)
                                              ENHANCED            CENTURY          SMALL CAP       SMALL CAP           CAPITAL
                                                INDEX             SELECT             VALUE          GROWTH             GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $             -   $             -   $             -   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  -                 -                 -                 -                 -
Expenses:
  Mortality and expense risk and
    other charges                                        1                 4                 7                18                 1
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                           1                 4                 7                18                 1
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                            (1)               (4)               (7)              (18)               (1)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -                 4                64               263                 1
Capital gains distributions                              -                 -                63                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                        -                 4               127               263                 1
Net unrealized appreciation
  (depreciation) of investments                          5                 9                28               244                31
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $             4   $             9   $           148   $           489   $            31
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                   ING                                ING
                                                 ING            JPMORGAN           ING MFS           OPCAP              ING
                                              JPMORGAN           MID CAP           CAPITAL          BALANCED         OPPENHEIMER
                                            INTERNATIONAL         VALUE         OPPORTUNITIES        VALUE             GLOBAL
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           449   $             3   $           164   $            17   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                449                 3               164                17                 -
Expenses:
  Mortality and expense risk and
    other charges                                      465                10               462                17                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         465                10               462                17                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                           (16)               (7)             (298)                -                 -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments              3,477                37              (497)               56                 4
Capital gains distributions                              -                64                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                    3,477               101              (497)               56                 4
Net unrealized appreciation
  (depreciation) of investments                      3,386               158             4,806               100                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $         6,847   $           252   $         4,011   $           156   $             4
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                                     ING T. ROWE
                                                 ING           ING SALOMON        ING SALOMON      ING SALOMON          PRICE
                                                PIMCO           BROTHERS           BROTHERS         BROTHERS         DIVERSIFIED
                                                TOTAL          AGGRESSIVE         FUNDAMENTAL       INVESTORS          MID CAP
                                               RETURN            GROWTH              VALUE            VALUE            GROWTH
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $             -   $             -   $             3   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  -                 -                 -                 3                 -
Expenses:
  Mortality and expense risk and
    other charges                                       29               725                13                 4                 8
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                          29               725                13                 4                 8
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                           (29)             (725)              (13)               (1)               (8)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  9               (84)               80                22                61
Capital gains distributions                             34                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                       43               (84)               80                22                61
Net unrealized appreciation
  (depreciation) of investments                         89             4,983                27                 3               (11)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           103   $         4,174   $            94   $            24   $            42
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                      ING              ING VP
                                             ING T. ROWE       ING UBS U.S.        ING VAN         VAN KAMPEN         STRATEGIC
                                            PRICE GROWTH        LARGE CAP          KAMPEN          EQUITY AND        ALLOCATION
                                               EQUITY            EQUITY           COMSTOCK           INCOME           BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           113   $           332   $             -   $             -   $           246
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                113               332                 -                 -               246
Expenses:
  Mortality and expense risk and
    other charges                                      949               546                15                 1               253
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         949               546                15                 1               253
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                          (836)             (214)              (15)               (1)               (7)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                541              (196)               63                 2               112
Capital gains distributions                              -                 -                 8                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      541              (196)               71                 2               112
Net unrealized appreciation
  (depreciation) of investments                      6,147             5,688               260                 8             1,528
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $         5,852   $         5,278   $           316   $             9   $         1,633
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING VP            ING VP
                                              STRATEGIC         STRATEGIC          ING VP            ING GET           ING GET
                                             ALLOCATION        ALLOCATION        GROWTH AND        U.S. CORE -       U.S. CORE -
                                               GROWTH            INCOME            INCOME           SERIES 1          SERIES 2
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           158   $           348   $        10,145   $           166   $            23
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                158               348            10,145               166                23
Expenses:
  Mortality and expense risk and
    other charges                                      184               246             4,736               464               420
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         184               246             4,736               464               420
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                           (26)              102             5,409              (298)             (397)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 98                51           (37,452)              173               138
Capital gains distributions                              -                 -                 -                26                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                       98                51           (37,452)              199               138
Net unrealized appreciation
  (depreciation) of investments                      1,429             1,020            60,752               465               642
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $         1,501   $         1,173   $        28,709   $           366   $           383
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING GET           ING GET            ING GET          ING GET           ING GET
                                             U.S. CORE -       U.S. CORE -        U.S. CORE -      U.S. CORE -       U.S. CORE -
                                              SERIES 3          SERIES 4           SERIES 5         SERIES 6          SERIES 7
                                           ---------------   ---------------   ---------------   ---------------   --------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             1   $             -   $             -   $             -   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  1                 -                 -                 -                 -
Expenses:
  Mortality and expense risk and
    other charges                                      907                91                33               360                35
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         907                91                33               360                35
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                          (906)              (91)              (33)             (360)              (35)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments               (108)               12                36                39                 3
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                     (108)               12                36                39                 3
Net unrealized appreciation
  (depreciation) of investments                        694               398               229             1,035                45
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $          (320)  $           319   $           232   $           714   $            13
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                               ING VP
                                               GLOBAL                               ING VP           ING VP             ING VP
                                             SCIENCE AND         ING VP           INDEX PLUS       INDEX PLUS         INDEX PLUS
                                             TECHNOLOGY          GROWTH            LARGECAP          MIDCAP            SMALLCAP
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $            37   $         1,857   $            66   $            11
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  -                37             1,857                66                11
Expenses:
  Mortality and expense risk and
    other charges                                      134               337             2,240               136                61
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         134               337             2,240               136                61
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                          (134)             (300)             (383)              (70)              (50)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments              1,339              (336)              380               515               599
Capital gains distributions                              -                 -                 -                 -                38
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                    1,339              (336)              380               515               637
Net unrealized appreciation
  (depreciation) of investments                     (1,927)            2,144            15,721             1,945               912
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $          (722)  $         1,508   $        15,718   $         2,390   $         1,499
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                     ING VP            ING VP
                                               ING VP            ING VP             ING VP           GROWTH            GROWTH
                                            INTERNATIONAL         SMALL              VALUE        OPPORTUNITIES     OPPORTUNITIES
                                               EQUITY            COMPANY          OPPORTUNITY       - CLASS I         - CLASS S
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           128   $           228   $           143   $             -   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                128               228               143                 -                 -
Expenses:
  Mortality and expense risk and
    other charges                                      133               984               205                 -                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         133               984               205                 -                 3
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                            (5)             (756)              (62)                -                (3)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                514             3,278              (370)                7               117
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      514             3,278              (370)                7               117
Net unrealized appreciation
  (depreciation) of investments                      1,167             7,164             1,835                (4)              (79)
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $         1,676   $         9,686   $         1,403   $             3   $            35
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                     ING VP            ING VP
                                               ING VP            ING VP            ING VP            MIDCAP            MIDCAP
                                            INTERNATIONAL       MAGNACAP          MAGNACAP        OPPORTUNITIES     OPPORTUNITIES
                                                VALUE           - CLASS I         - CLASS S         - CLASS I         - CLASS S
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            27   $             2   $            19   $             -   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                 27                 2                19                 -                 -
Expenses:
  Mortality and expense risk and
    other charges                                       18                 1                16                 5               119
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                          18                 1                16                 5               119
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                             9                 1                 3                (5)             (119)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 96                 -                13               150               348
Capital gains distributions                              -                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                       96                 -                13               150               348
Net unrealized appreciation
  (depreciation) of investments                        272                 7                98               (84)              564
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           377   $             8   $           114   $            61   $           793
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                  ING VP            ING VP
                                                                 SMALLCAP          SMALLCAP                            ING VP
                                               ING VP         OPPORTUNITIES     OPPORTUNITIES        ING VP           EMERGING
                                             REAL ESTATE        - CLASS I         - CLASS S         BALANCED           MARKETS
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            13   $             -   $             -   $         3,621   $             6
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                 13                 -                 -             3,621                 6
Expenses:
  Mortality and expense risk and
    other charges                                        2                 3                62             2,155                11
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                           2                 3                62             2,155                11
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                            11                (3)              (62)            1,466                (5)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -                22               411            (3,158)               29
Capital gains distributions                             13                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                       13                22               411            (3,158)               29
Net unrealized appreciation
  (depreciation) of investments                         98                50                33            15,759               109
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           122   $            69   $           382   $        14,067   $           133
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                 ING VP            ING VP            ING VP
                                               ING VP         INTERMEDIATE          MONEY            NATURAL         JANUS ASPEN
                                              FINANCIAL           BOND             MARKET           RESOURCES         BALANCED
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $        11,204   $         2,075   $            17   $         3,577
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  -            11,204             2,075                17             3,577
Expenses:
  Mortality and expense risk and
    other charges                                        -             1,673             2,185                20             2,080
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                           -             1,673             2,185                20             2,080
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                             -             9,531              (110)               (3)            1,497

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 (3)            1,747              (354)               53               764
Capital gains distributions                              -             5,664                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                       (3)            7,411              (354)               53               764
Net unrealized appreciation
  (depreciation) of investments                          -           (12,159)              154               122             8,691
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $            (3)  $         4,783   $          (310)  $           172   $        10,952
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                             JANUS ASPEN                         JANUS ASPEN       JANUS ASPEN       LORD ABBETT
                                              FLEXIBLE         JANUS ASPEN         MID CAP          WORLDWIDE        GROWTH AND
                                               INCOME            GROWTH            GROWTH            GROWTH            INCOME
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           980   $           124   $             -   $         1,617   $            53
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                980               124                 -             1,617                53
Expenses:
  Mortality and expense risk and
    other charges                                      234             1,137             1,031             2,094                47
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         234             1,137             1,031             2,094                47
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                           746            (1,013)           (1,031)             (477)                6

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                415              (821)            2,091            (4,417)              276
Capital gains distributions                            143                 -                 -                 -                54
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      558              (821)            2,091            (4,417)              330
Net unrealized appreciation
  (depreciation) of investments                       (857)            3,988            14,067             9,492               222
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           447   $         2,154   $        15,127   $         4,598   $           558
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                             LORD ABBETT         MFS(R)            MFS(R)          OPPENHEIMER       OPPENHEIMER
                                               MID-CAP        VIT STRATEGIC       VIT TOTAL        AGGRESSIVE          GLOBAL
                                                VALUE            INCOME            RETURN            GROWTH          SECURITIES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $            10   $           127   $         1,923   $             -   $           428
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                 10               127             1,923                 -               428
Expenses:
  Mortality and expense risk and
    other charges                                       18                34             1,561               391               430
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                          18                34             1,561               391               430
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                            (8)               93               362              (391)               (2)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                135                63               258               134               771
Capital gains distributions                             50                 -                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                      185                63               258               134               771
Net unrealized appreciation
  (depreciation) of investments                        356               (10)           11,330             5,377             5,617
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $           533   $           146   $        11,950   $         5,120   $         6,386
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                    PIONEER
                                             OPPENHEIMER       OPPENHEIMER        PIMCO VIT          EQUITY            PIONEER
                                                MAIN            STRATEGIC           REAL             INCOME             FUND
                                              STREET(R)           BOND             RETURN              VCT               VCT
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $           565   $         2,331   $             1   $            19   $             -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                565             2,331                 1                19                 -
Expenses:
  Mortality and expense risk and
    other charges                                      884               602                 1                 6                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                         884               602                 1                 6                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                          (319)            1,729                 -                13                 -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                 79               826                 -                25                 -
Capital gains distributions                              -                 -                10                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                       79               826                10                25                 -
Net unrealized appreciation
  (depreciation) of investments                      5,227               895                (3)               95                 2
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $         4,987   $         3,450   $             7   $           133   $             2
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                                                                   SP WILLIAM
                                               PIONEER         PIONEER MID                            BLAIR              UBS
                                             HIGH YIELD         CAP VALUE                         INTERNATIONAL         U. S.
                                                 VCT               VCT            JENNISON           GROWTH          ALLOCATION
                                           ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             1   $             6   $             1   $             -   $            79
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total investment income                                  1                 6                 1                 -                79
Expenses:
  Mortality and expense risk and
    other charges                                        -                16                13                54               133
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total expenses                                           -                16                13                54               133
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net investment income (loss)                             1               (10)              (12)              (54)              (54)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -                67                70               211                73
Capital gains distributions                              -                15                 -                 -                 -
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                        -                82                70               211                73
Net unrealized appreciation
  (depreciation) of investments                          2               342                32               540               787
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $             3   $           414   $            90   $           697   $           806
                                           ===============   ===============   ===============   ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004
                             (DOLLARS IN THOUSANDS)

                                                               WANGER U.S.
                                               WANGER            SMALLER
                                               SELECT           COMPANIES
                                           ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                $             -   $             -
                                           ---------------   ---------------
Total investment income                                  -                 -
Expenses:
  Mortality and expense risk and
    other charges                                        -                 -
                                           ---------------   ---------------
Total expenses                                           -                 -
                                           ---------------   ---------------
Net investment income (loss)                             -                 -

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                  -                 -
Capital gains distributions                              -                 -
                                           ---------------   ---------------
Total realized gain (loss) on investments
  and capital gains distributions                        -                 -
Net unrealized appreciation
  (depreciation) of investments                         11                13
                                           ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                $            11   $            13
                                           ===============   ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                 AIM V.I.                          AIM V.I.
                                                                  CAPITAL          AIM V.I.       GOVERNMENT        AIM V.I.
                                                               APPRECIATION      CORE EQUITY      SECURITIES         GROWTH
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      14,832    $      29,940    $      25,997    $      14,946

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (198)             (72)              83             (197)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (625)            (546)             609             (678)
  Net unrealized appreciation (depreciation) of investments            4,685            7,126             (826)           4,981
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  3,862            6,508             (134)           4,106
Changes from principal transactions:
  Total unit transactions                                             (1,194)          (1,540)         (10,837)            (985)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,194)          (1,540)         (10,837)            (985)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              2,668            4,968          (10,971)           3,121
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       17,500           34,908           15,026           18,067

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (205)            (115)             371             (221)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (18)             424              (58)            (115)
  Net unrealized appreciation (depreciation) of investments              946            1,983             (147)           1,403
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    723            2,292              166            1,067
Changes from principal transactions:
  Total unit transactions                                             (3,051)          (5,370)            (636)          (2,175)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (3,051)          (5,370)            (636)          (2,175)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (2,328)          (3,078)            (470)          (1,108)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      15,172    $      31,830    $      14,556    $      16,959
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    ALGER            ALGER
                                                                 AIM V.I.           ALGER          AMERICAN         AMERICAN
                                                                  PREMIER         AMERICAN         INCOME &         LEVERAGED
                                                                  EQUITY          BALANCED          GROWTH           ALLCAP
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      41,327    $       2,576    $       6,167    $       5,724

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (395)              19              (68)             (86)
  Net realized gain (loss) on investments
    and capital gains distributions                                   (2,160)             (34)            (339)            (265)
  Net unrealized appreciation (depreciation) of investments           11,202              413            1,960            2,058
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  8,647              398            1,553            1,707
Changes from principal transactions:
  Total unit transactions                                             (7,144)            (607)          (1,250)            (988)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (7,144)            (607)          (1,250)            (988)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,503             (209)             303              719
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       42,830            2,367            6,470            6,443

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (321)               2              (49)             (79)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (740)               1             (120)            (103)
  Net unrealized appreciation (depreciation) of investments            2,521               40              477              484
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,460               43              308              302
Changes from principal transactions:
  Total unit transactions                                             (7,939)            (484)          (1,528)          (1,641)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (7,939)            (484)          (1,528)          (1,641)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (6,479)            (441)          (1,220)          (1,339)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      36,351    $       1,926    $       5,250    $       5,104
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                 ALLIANCE         ALLIANCE         ALLIANCE
                                                                 BERNSTEIN        BERNSTEIN        BERNSTEIN        AMERICAN
                                                                VPSF GROWTH     VPSF PREMIER      VPSF SMALL      CENTURY(R) VP
                                                                AND INCOME         GROWTH         CAP GROWTH        BALANCED
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      22,169    $       5,838    $         684    $       1,483

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (75)             (86)             (23)              19
  Net realized gain (loss) on investments
    and capital gains distributions                                     (917)            (358)            (125)              (7)
  Net unrealized appreciation (depreciation) of investments            8,091            1,693              864              227
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  7,099            1,249              716              239
Changes from principal transactions:
  Total unit transactions                                              5,703              227            2,518             (302)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         5,703              227            2,518             (302)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             12,802            1,476            3,234              (63)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       34,971            7,314            3,918            1,420

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (157)             (95)             (58)               4
  Net realized gain (loss) on investments
    and capital gains distributions                                      (43)            (118)             442               39
  Net unrealized appreciation (depreciation) of investments            4,351              714               77               55
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  4,151              501              461               98
Changes from principal transactions:
  Total unit transactions                                              8,974             (273)             762             (422)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         8,974             (273)             762             (422)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             13,125              228            1,223             (324)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      48,096    $       7,542    $       5,141    $       1,096
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                 AMERICAN          CALVERT         FEDERATED        FEDERATED
                                                               CENTURY(R) VP       SOCIAL          AMERICAN          CAPITAL
                                                               INTERNATIONAL      BALANCED          LEADERS          INCOME
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $       1,539    $       1,775    $      50,539    $       7,021

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (8)              16               94              350
  Net realized gain (loss) on investments
    and capital gains distributions                                      (99)             (37)          (2,953)          (1,548)
  Net unrealized appreciation (depreciation) of investments              372              343           13,953            2,295
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    265              322           11,094            1,097
Changes from principal transactions:
  Total unit transactions                                               (458)             131           (9,916)          (1,658)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (458)             131           (9,916)          (1,658)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (193)             453            1,178             (561)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                        1,346            2,228           51,717            6,460

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (11)              10               38              187
  Net realized gain (loss) on investments
    and capital gains distributions                                        6               14             (902)          (1,281)
  Net unrealized appreciation (depreciation) of investments              152              121            4,253            1,520
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    147              145            3,389              426
Changes from principal transactions:
  Total unit transactions                                               (297)            (144)         (12,914)          (1,716)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (297)            (144)         (12,914)          (1,716)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (150)               1           (9,525)          (1,290)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       1,196    $       2,229    $      42,192    $       5,170
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                  FEDERATED       FEDERATED
                                                                 FEDERATED      FUND FOR U.S.        HIGH           FEDERATED
                                                                  EQUITY         GOVERNMENT         INCOME        INTERNATIONAL
                                                                  INCOME         SECURITIES          BOND            EQUITY
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      10,264    $      12,674    $      16,683    $       6,024

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            58              275            1,017              (83)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (540)             427             (971)            (781)
  Net unrealized appreciation (depreciation) of investments            2,785             (608)           3,008            2,426
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  2,303               94            3,054            1,562
Changes from principal transactions:
  Total unit transactions                                             (1,562)          (2,935)          (3,963)          (1,021)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,562)          (2,935)          (3,963)          (1,021)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                741           (2,841)            (909)             541
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       11,005            9,833           15,774            6,565

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            66              294              890              (86)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (211)             157             (586)            (791)
  Net unrealized appreciation (depreciation) of investments            1,125             (285)             797            1,543
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    980              166            1,101              666
Changes from principal transactions:
  Total unit transactions                                             (2,892)          (3,555)          (5,030)          (1,366)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (2,892)          (3,555)          (5,030)          (1,366)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (1,912)          (3,389)          (3,929)            (700)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       9,093    $       6,444    $      11,845    $       5,865
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                 FEDERATED
                                                                  MID CAP         FEDERATED                        FIDELITY(R)
                                                                  GROWTH            PRIME       FIDELITY(R) VIP    VIP EQUITY-
                                                                STRATEGIES          MONEY        CONTRAFUND(R)       INCOME
                                                               -------------    -------------   ---------------   -------------
NET ASSETS AT JANUARY 1, 2003                                  $      10,415    $       7,387    $     145,571    $     146,420

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (148)             (44)          (1,258)             753
  Net realized gain (loss) on investments
    and capital gains distributions                                     (421)               -           (2,724)          (6,755)
  Net unrealized appreciation (depreciation) of investments            3,953                -           42,317           47,447
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  3,384              (44)          38,335           41,445
Changes from principal transactions:
  Total unit transactions                                             (1,986)          (2,413)           4,149            4,284
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,986)          (2,413)           4,149            4,284
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,398           (2,457)          42,484           45,729
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       11,813            4,930          188,055          192,149

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (153)             (25)          (1,898)             519
  Net realized gain (loss) on investments
    and capital gains distributions                                     (425)               -            1,634            1,446
  Net unrealized appreciation (depreciation) of investments            1,905                -           28,725           17,751
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,327              (25)          28,461           19,716
Changes from principal transactions:
  Total unit transactions                                             (2,667)          (1,579)          26,883            6,594
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (2,667)          (1,579)          26,883            6,594
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (1,340)          (1,604)          55,344           26,310
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      10,473    $       3,326    $     243,399    $     218,459
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                  FIDELITY(R)    FIDELITY(R) VIP
                                                                FIDELITY(R)    FIDELITY(R) VIP     VIP ASSET       INVESTMENT
                                                                VIP GROWTH       HIGH INCOME      MANAGER(SM)     GRADE BOND
                                                               -------------   ---------------   -------------   ---------------
NET ASSETS AT JANUARY 1, 2003                                  $      98,180    $      36,456    $      11,086    $       2,890

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                        (1,061)           2,326              250               76
  Net realized gain (loss) on investments
    and capital gains distributions                                   (3,844)           1,393              (99)              89
  Net unrealized appreciation (depreciation) of investments           34,021            6,885            1,563              (69)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                 29,116           10,604            1,714               96
Changes from principal transactions:
  Total unit transactions                                             (1,432)           9,910             (766)            (742)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,432)           9,910             (766)            (742)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             27,684           20,514              948             (646)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                      125,864           56,970           12,034            2,244

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                        (1,184)           3,938              158               62
  Net realized gain (loss) on investments
    and capital gains distributions                                   (1,400)           3,046               66               81
  Net unrealized appreciation (depreciation) of investments            4,239           (3,248)             221              (81)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,655            3,736              445               62
Changes from principal transactions:
  Total unit transactions                                            (17,721)         (12,742)            (892)            (348)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (17,721)         (12,742)            (892)            (348)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                            (16,066)          (9,006)            (447)            (286)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $     109,798    $      47,964    $      11,587    $       1,958
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                   FRANKLIN
                                                                                                     SMALL           ING GET
                                                              FIDELITY(R) VIP  FIDELITY(R) VIP    CAP VALUE         FUND -
                                                                 INDEX 500        OVERSEAS        SECURITIES        SERIES D
                                                              ---------------  ---------------   -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      64,190    $       6,617    $         365    $     103,698

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            79              (39)              (3)           2,488
  Net realized gain (loss) on investments
    and capital gains distributions                                   (2,618)           1,142               18           (1,414)
  Net unrealized appreciation (depreciation) of investments           18,365            2,299              125             (988)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                 15,826            3,402              140               86
Changes from principal transactions:
  Total unit transactions                                             (5,750)           3,885              157          (17,353)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (5,750)           3,885              157          (17,353)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             10,076            7,287              297          (17,267)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       74,266           13,904              662           86,431

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (14)               -              (13)           3,128
  Net realized gain (loss) on investments
    and capital gains distributions                                       52              620              247           (8,794)
  Net unrealized appreciation (depreciation) of investments            5,896              885              194            5,596
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  5,934            1,505              428              (70)
Changes from principal transactions:
  Total unit transactions                                             (9,902)             260            3,294          (86,361)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (9,902)             260            3,294          (86,361)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (3,968)           1,765            3,722          (86,431)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      70,298    $      15,669    $       4,384    $           -
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING GET          ING GET          ING GET          ING GET
                                                                  FUND -           FUND -           FUND -           FUND -
                                                                 SERIES E         SERIES G         SERIES H         SERIES I
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $     276,397    $     163,877    $     121,603    $      84,079

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                         6,394            3,488            2,709            1,369
  Net realized gain (loss) on investments
    and capital gains distributions                                     (903)            (335)             (63)             100
  Net unrealized appreciation (depreciation) of investments           (2,753)          (2,355)          (1,049)            (373)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  2,738              798            1,597            1,096
Changes from principal transactions:
  Total unit transactions                                            (40,249)         (26,394)         (18,191)         (10,425)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (40,249)         (26,394)         (18,191)         (10,425)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                            (37,511)         (25,596)         (16,594)          (9,329)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                      238,886          138,281          105,009           74,750

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                        12,966            8,186            2,769            1,640
  Net realized gain (loss) on investments
    and capital gains distributions                                  (19,910)         (11,127)            (389)            (160)
  Net unrealized appreciation (depreciation) of investments            4,843            2,313           (2,504)          (1,883)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                 (2,101)            (628)            (124)            (403)
Changes from principal transactions:
  Total unit transactions                                           (236,785)        (137,653)         (19,363)         (13,672)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                      (236,785)        (137,653)         (19,363)         (13,672)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                           (238,886)        (138,281)         (19,487)         (14,075)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $           -    $           -    $      85,522    $      60,675
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING GET          ING GET          ING GET          ING GET
                                                                  FUND -           FUND -           FUND -           FUND -
                                                                 SERIES J         SERIES K         SERIES L         SERIES M
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      71,844    $      81,260    $      75,255    $     115,381

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                         1,253              947            1,076            1,606
  Net realized gain (loss) on investments
    and capital gains distributions                                      148              303              343            1,021
  Net unrealized appreciation (depreciation) of investments             (799)            (922)            (356)            (674)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    602              328            1,063            1,953
Changes from principal transactions:
  Total unit transactions                                            (12,356)         (11,083)          (9,450)         (22,616)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (12,356)         (11,083)          (9,450)         (22,616)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                            (11,754)         (10,755)          (8,387)         (20,663)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       60,090           70,505           66,868           94,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                         1,438            1,049            1,226            2,038
  Net realized gain (loss) on investments
    and capital gains distributions                                     (104)              18              277              406
  Net unrealized appreciation (depreciation) of investments           (1,698)          (1,900)          (2,269)          (3,412)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                   (364)            (833)            (766)            (968)
Changes from principal transactions:
  Total unit transactions                                            (12,593)         (14,251)         (14,193)         (16,935)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (12,593)         (14,251)         (14,193)         (16,935)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                            (12,957)         (15,084)         (14,959)         (17,903)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      47,133    $      55,421    $      51,909    $      76,815
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING GET          ING GET          ING GET          ING GET
                                                                  FUND -           FUND -           FUND -           FUND -
                                                                 SERIES N         SERIES P         SERIES Q         SERIES R
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      90,143    $      76,334    $      54,826    $      43,556

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           537              346             (991)            (791)
  Net realized gain (loss) on investments
    and capital gains distributions                                       65              663              462              290
  Net unrealized appreciation (depreciation) of investments            1,328              303            2,082            2,111
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,930            1,312            1,553            1,610
Changes from principal transactions:
  Total unit transactions                                            (15,288)         (19,643)         (12,043)          (6,991)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (15,288)         (19,643)         (12,043)          (6,991)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                            (13,358)         (18,331)         (10,490)          (5,381)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       76,785           58,003           44,336           38,175

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                         1,020              872              653              451
  Net realized gain (loss) on investments
    and capital gains distributions                                      (57)             261              361              323
  Net unrealized appreciation (depreciation) of investments           (1,190)          (1,415)          (1,058)            (525)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                   (227)            (282)             (44)             249
Changes from principal transactions:
  Total unit transactions                                            (13,248)          (9,832)          (6,420)          (5,072)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (13,248)          (9,832)          (6,420)          (5,072)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                            (13,475)         (10,114)          (6,464)          (4,823)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      63,310    $      47,889    $      37,872    $      33,352
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING GET          ING GET          ING GET          ING GET
                                                                  FUND -           FUND -           FUND -           FUND -
                                                                 SERIES S         SERIES T         SERIES U         SERIES V
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      53,553    $      39,378    $         503    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (909)            (654)            (568)            (915)
  Net realized gain (loss) on investments
    and capital gains distributions                                      493              412              768             (307)
  Net unrealized appreciation (depreciation) of investments            2,330            1,635            2,053           (1,086)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,914            1,393            2,253           (2,308)
Changes from principal transactions:
  Total unit transactions                                            (11,327)          (8,751)          27,322           76,985
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (11,327)          (8,751)          27,322           76,985
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (9,413)          (7,358)          29,575           74,677
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       44,140           32,020           30,078           74,677

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           290              244              (14)            (607)
  Net realized gain (loss) on investments
    and capital gains distributions                                    1,072              748            1,404              (96)
  Net unrealized appreciation (depreciation) of investments           (1,093)            (824)          (1,012)             971
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    269              168              378              268
Changes from principal transactions:
  Total unit transactions                                             (7,975)          (3,927)          (3,183)         (19,464)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (7,975)          (3,927)          (3,183)         (19,464)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (7,706)          (3,759)          (2,805)         (19,196)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      36,434    $      28,261    $      27,273    $      55,481
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                ING AMERICAN
                                                               ING AMERICAN         FUNDS        ING AMERICAN          ING
                                                                   FUNDS           GROWTH-           FUNDS         JULIUS BAER
                                                                  GROWTH           INCOME        INTERNATIONAL       FOREIGN
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           -    $           -    $           -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -                -                -                -
  Net realized gain (loss) on investments
    and capital gains distributions                                        -                -                -                -
  Net unrealized appreciation (depreciation) of investments                -                -                -                -
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      -                -                -                -
Changes from principal transactions:
  Total unit transactions                                                  -                -                -                -
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             -                -                -                -
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                  -                -                -                -
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                            -                -                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (1)               -               (2)               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        -                -                -                3
  Net unrealized appreciation (depreciation) of investments               48               27              164               14
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     47               27              162               17
Changes from principal transactions:
  Total unit transactions                                              1,727            2,320            8,912              225
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         1,727            2,320            8,912              225
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,774            2,347            9,074              242
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       1,774    $       2,347    $       9,074    $         242
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                    ING            ING MFS        ING T. ROWE      ING AELTUS
                                                                LEGG MASON          TOTAL        PRICE EQUITY       ENHANCED
                                                                   VALUE           RETURN           INCOME            INDEX
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           -    $           -    $           -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -                2                -                -
  Net realized gain (loss) on investments
    and capital gains distributions                                        -                2                7                1
  Net unrealized appreciation (depreciation) of investments                -               12               79                -
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      -               16               86                1
Changes from principal transactions:
  Total unit transactions                                                  -              385              618                5
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             -              385              618                5
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                  -              401              704                6
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                            -              401              704                6

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             2               22                6               (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                        -               19               43                -
  Net unrealized appreciation (depreciation) of investments               24               81              180                5
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     26              122              229                4
Changes from principal transactions:
  Total unit transactions                                                856            1,399            1,402               69
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           856            1,399            1,402               69
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                882            1,521            1,631               73
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $         882    $       1,922    $       2,335    $          79
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                ING AMERICAN          ING          ING GOLDMAN
                                                               ING AMERICAN        CENTURY           BARON          SACHS(R)
                                                                  CENTURY         SMALL CAP        SMALL CAP         CAPITAL
                                                                  SELECT            VALUE           GROWTH           GROWTH
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           9    $         173    $         193    $          18

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (1)              (2)              (6)               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        9               54               37                -
  Net unrealized appreciation (depreciation) of investments               34               74              159                4
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     42              126              190                4
Changes from principal transactions:
  Total unit transactions                                                329              262              998                3
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           329              262              998                3
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                371              388            1,188                7
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                          380              561            1,381               25

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (4)              (7)             (18)              (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                        4              127              263                1
  Net unrealized appreciation (depreciation) of investments                9               28              244               31
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      9              148              489               31
Changes from principal transactions:
  Total unit transactions                                                 99              325            1,071              259
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                            99              325            1,071              259
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                108              473            1,560              290
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $         488    $       1,034    $       2,941    $         315
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING                               ING
                                                                    ING           JPMORGAN          ING MFS           OPCAP
                                                                 JPMORGAN          MID CAP          CAPITAL         BALANCED
                                                               INTERNATIONAL        VALUE        OPPORTUNITIES        VALUE
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      24,044    $          87    $      35,741    $          15

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (3)              (2)            (375)               7
  Net realized gain (loss) on investments
    and capital gains distributions                                    4,418               25           (7,641)               8
  Net unrealized appreciation (depreciation) of investments            3,476               79           16,575               80
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  7,891              102            8,559               95
Changes from principal transactions:
  Total unit transactions                                              2,084              489           (5,013)           1,140
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         2,084              489           (5,013)           1,140
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              9,975              591            3,546            1,235
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       34,019              678           39,287            1,250

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (16)              (7)            (298)               -
  Net realized gain (loss) on investments
    and capital gains distributions                                    3,477              101             (497)              56
  Net unrealized appreciation (depreciation) of investments            3,386              158            4,806              100
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  6,847              252            4,011              156
Changes from principal transactions:
  Total unit transactions                                              3,164            1,285           (5,074)             720
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         3,164            1,285           (5,074)             720
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             10,011            1,537           (1,063)             876
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      44,030    $       2,215    $      38,224    $       2,126
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING          ING SALOMON      ING SALOMON
                                                                    ING             PIMCO          BROTHERS         BROTHERS
                                                                OPPENHEIMER         TOTAL         AGGRESSIVE       FUNDAMENTAL
                                                                  GLOBAL           RETURN           GROWTH            VALUE
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           1    $       1,275    $      47,008    $           5

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -               50             (674)               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        3               68           (3,532)             103
  Net unrealized appreciation (depreciation) of investments                -              (57)          20,204               85
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      3               61           15,998              188
Changes from principal transactions:
  Total unit transactions                                                  1            1,277           (4,367)           1,022
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             1            1,277           (4,367)           1,022
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                  4            1,338           11,631            1,210
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                            5            2,613           58,639            1,215

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -              (29)            (725)             (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                        4               43              (84)              80
  Net unrealized appreciation (depreciation) of investments                -               89            4,983               27
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      4              103            4,174               94
Changes from principal transactions:
  Total unit transactions                                                 13            1,169           (9,558)             174
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                            13            1,169           (9,558)             174
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                 17            1,272           (5,384)             268
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $          22    $       3,885    $      53,255    $       1,483
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                 ING T. ROWE
                                                                ING SALOMON         PRICE
                                                                 BROTHERS        DIVERSIFIED      ING T. ROWE     ING UBS U.S.
                                                                 INVESTORS         MID CAP       PRICE GROWTH       LARGE CAP
                                                                   VALUE           GROWTH           EQUITY           EQUITY
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $          14    $         179    $      58,443    $      40,669

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -               (4)            (747)            (289)
  Net realized gain (loss) on investments
    and capital gains distributions                                        3               71           (2,008)          (1,984)
  Net unrealized appreciation (depreciation) of investments               20               59           19,241           10,721
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     23              126           16,486            8,448
Changes from principal transactions:
  Total unit transactions                                                142              712              (42)          (6,177)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           142              712              (42)          (6,177)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                165              838           16,444            2,271
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                          179            1,017           74,887           42,940

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (1)              (8)            (836)            (214)
  Net realized gain (loss) on investments
    and capital gains distributions                                       22               61              541             (196)
  Net unrealized appreciation (depreciation) of investments                3              (11)           6,147            5,688
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     24               42            5,852            5,278
Changes from principal transactions:
  Total unit transactions                                                184             (447)          (6,818)          (4,540)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           184             (447)          (6,818)          (4,540)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                208             (405)            (966)             738
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $         387    $         612    $      73,921    $      43,678
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                     ING            ING VP           ING VP
                                                                  ING VAN        VAN KAMPEN        STRATEGIC        STRATEGIC
                                                                  KAMPEN         EQUITY AND       ALLOCATION       ALLOCATION
                                                                 COMSTOCK          INCOME          BALANCED          GROWTH
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $         319    $           -    $      14,344    $      11,257

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -                -               33              (41)
  Net realized gain (loss) on investments
    and capital gains distributions                                       45                1             (421)            (254)
  Net unrealized appreciation (depreciation) of investments              103                3            2,802            2,920
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    148                4            2,414            2,625
Changes from principal transactions:
  Total unit transactions                                                432               49              179              926
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           432               49              179              926
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                580               53            2,593            3,551
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                          899               53           16,937           14,808

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (15)              (1)              (7)             (26)
  Net realized gain (loss) on investments
    and capital gains distributions                                       71                2              112               98
  Net unrealized appreciation (depreciation) of investments              260                8            1,528            1,429
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    316                9            1,633            1,501
Changes from principal transactions:
  Total unit transactions                                              2,511               75            2,252             (678)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         2,511               75            2,252             (678)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              2,827               84            3,885              823
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       3,726    $         137    $      20,822    $      15,631
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING VP
                                                                 STRATEGIC         ING VP           ING GET          ING GET
                                                                ALLOCATION       GROWTH AND       U.S. CORE -      U.S. CORE -
                                                                  INCOME           INCOME          SERIES 1         SERIES 2
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      20,088    $     415,966    $           -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           201           (4,562)            (162)             (36)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (299)         (65,679)              16                -
  Net unrealized appreciation (depreciation) of investments            2,310          163,033              861              182
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  2,212           92,792              715              146
Changes from principal transactions:
  Total unit transactions                                             (2,878)         (53,397)          25,230           24,355
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (2,878)         (53,397)          25,230           24,355
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (666)          39,395           25,945           24,501
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       19,422          455,361           25,945           24,501

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           102            5,409             (298)            (397)
  Net realized gain (loss) on investments
    and capital gains distributions                                       51          (37,452)             199              138
  Net unrealized appreciation (depreciation) of investments            1,020           60,752              465              642
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,173           28,709              366              383
Changes from principal transactions:
  Total unit transactions                                             (1,865)         (60,713)          (3,269)          (5,081)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,865)         (60,713)          (3,269)          (5,081)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (692)         (32,004)          (2,903)          (4,698)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      18,730    $     423,357    $      23,042    $      19,803
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING GET          ING GET          ING GET          ING GET
                                                                U.S. CORE -      U.S. CORE -      U.S. CORE -      U.S. CORE -
                                                                 SERIES 3         SERIES 4         SERIES 5         SERIES 6
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           -    $           -    $           -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (1)               -                -                -
  Net realized gain (loss) on investments
    and capital gains distributions                                        -                -                -                -
  Net unrealized appreciation (depreciation) of investments                -                -                -                -
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     (1)               -                -                -
Changes from principal transactions:
  Total unit transactions                                              1,966                -                -                -
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         1,966                -                -                -
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,965                -                -                -
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                        1,965                -                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (906)             (91)             (33)            (360)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (108)              12               36               39
  Net unrealized appreciation (depreciation) of investments              694              398              229            1,035
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                   (320)             319              232              714
Changes from principal transactions:
  Total unit transactions                                             52,969            7,854            4,196           87,376
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        52,969            7,854            4,196           87,376
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             52,649            8,173            4,428           88,090
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      54,614    $       8,173    $       4,428    $      88,090
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                   ING VP
                                                                  ING GET          GLOBAL                            ING VP
                                                                U.S. CORE -      SCIENCE AND        ING VP         INDEX PLUS
                                                                 SERIES 7        TECHNOLOGY         GROWTH          LARGECAP
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           -    $       6,564    $      28,286    $     154,417

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -             (105)            (341)            (240)
  Net realized gain (loss) on investments
    and capital gains distributions                                        -             (728)          (1,434)          (6,964)
  Net unrealized appreciation (depreciation) of investments                -            3,935            9,318           43,359
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      -            3,102            7,543           36,155
Changes from principal transactions:
  Total unit transactions                                                  -            3,706           (3,738)          (3,646)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             -            3,706           (3,738)          (3,646)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                  -            6,808            3,805           32,509
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                            -           13,372           32,091          186,926

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (35)            (134)            (300)            (383)
  Net realized gain (loss) on investments
    and capital gains distributions                                        3            1,339             (336)             380
  Net unrealized appreciation (depreciation) of investments               45           (1,927)           2,144           15,721
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                     13             (722)           1,508           15,718
Changes from principal transactions:
  Total unit transactions                                             57,002           (2,277)          (5,518)         (20,282)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        57,002           (2,277)          (5,518)         (20,282)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             57,015           (2,999)          (4,010)          (4,564)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      57,015    $      10,373    $      28,081    $     182,362
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING VP           ING VP           ING VP           ING VP
                                                                INDEX PLUS       INDEX PLUS      INTERNATIONAL        SMALL
                                                                  MIDCAP          SMALLCAP          EQUITY           COMPANY
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      11,779    $       4,275    $       5,228    $      52,158

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (47)             (31)              (9)            (591)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (736)            (377)             842           (4,193)
  Net unrealized appreciation (depreciation) of investments            4,296            1,857              966           23,973
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  3,513            1,449            1,799           19,189
Changes from principal transactions:
  Total unit transactions                                               (260)             988            1,897            9,111
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (260)             988            1,897            9,111
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              3,253            2,437            3,696           28,300
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       15,032            6,712            8,924           80,458

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (70)             (50)              (5)            (756)
  Net realized gain (loss) on investments
    and capital gains distributions                                      515              637              514            3,278
  Net unrealized appreciation (depreciation) of investments            1,945              912            1,167            7,164
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  2,390            1,499            1,676            9,686
Changes from principal transactions:
  Total unit transactions                                                811              752            2,740           (7,274)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           811              752            2,740           (7,274)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              3,201            2,251            4,416            2,412
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      18,233    $       8,963    $      13,340    $      82,870
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                   ING VP           ING VP
                                                                  ING VP           GROWTH           GROWTH           ING VP
                                                                   VALUE        OPPORTUNITIES    OPPORTUNITIES    INTERNATIONAL
                                                                OPPORTUNITY       - CLASS I        - CLASS S          VALUE
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      17,001    $         384    $         125    $         404

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (77)              (2)              (4)               5
  Net realized gain (loss) on investments
    and capital gains distributions                                     (911)              (1)               4               12
  Net unrealized appreciation (depreciation) of investments            4,627               23              109              247
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  3,639               20              109              264
Changes from principal transactions:
  Total unit transactions                                             (1,995)            (355)             619              531
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,995)            (355)             619              531
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,644             (335)             728              795
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       18,645               49              853            1,199

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (62)               -               (3)               9
  Net realized gain (loss) on investments
    and capital gains distributions                                     (370)               7              117               96
  Net unrealized appreciation (depreciation) of investments            1,835               (4)             (79)             272
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  1,403                3               35              377
Changes from principal transactions:
  Total unit transactions                                             (3,763)             (52)            (888)           1,404
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (3,763)             (52)            (888)           1,404
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (2,360)             (49)            (853)           1,781
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      16,285    $           -    $           -    $       2,980
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    ING VP           ING VP
                                                                  ING VP           ING VP           MIDCAP           MIDCAP
                                                                 MAGNACAP         MAGNACAP       OPPORTUNITIES    OPPORTUNITIES
                                                                 - CLASS I        - CLASS S        - CLASS I        - CLASS S
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $          27    $         490    $          76    $       2,583

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -               (2)              (7)             (52)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (4)             (52)             182             (176)
  Net unrealized appreciation (depreciation) of investments               12              221              125            1,406
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      8              167              300            1,178
Changes from principal transactions:
  Total unit transactions                                                  7              271              529            3,057
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             7              271              529            3,057
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                 15              438              829            4,235
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                           42              928              905            6,818

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             1                3               (5)            (119)
  Net realized gain (loss) on investments
    and capital gains distributions                                        -               13              150              348
  Net unrealized appreciation (depreciation) of investments                7               98              (84)             564
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      8              114               61              793
Changes from principal transactions:
  Total unit transactions                                                 75              593             (626)           3,173
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                            75              593             (626)           3,173
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                 83              707             (565)           3,966
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $         125    $       1,635    $         340    $      10,784
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                   ING VP           ING VP
                                                                                  SMALLCAP         SMALLCAP
                                                                  ING VP        OPPORTUNITIES    OPPORTUNITIES       ING VP
                                                                REAL ESTATE       - CLASS I        - CLASS S        BALANCED
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $           -    $          58    $       1,772    $     148,868

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -               (2)             (33)           1,276
  Net realized gain (loss) on investments
    and capital gains distributions                                        -               39             (426)          (6,377)
  Net unrealized appreciation (depreciation) of investments                -               (7)           1,223           30,184
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      -               30              764           25,083
Changes from principal transactions:
 Total unit transactions                                                   -            1,304            1,992           (1,133)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             -            1,304            1,992           (1,133)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                  -            1,334            2,756           23,950
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                            -            1,392            4,528          172,818

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            11               (3)             (62)           1,466
  Net realized gain (loss) on investments
    and capital gains distributions                                       13               22              411           (3,158)
  Net unrealized appreciation (depreciation) of investments               98               50               33           15,759
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    122               69              382           14,067
Changes from principal transactions:
  Total unit transactions                                              1,071             (491)             432            2,674
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         1,071             (491)             432            2,674
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,193             (422)             814           16,741
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       1,193    $         970    $       5,342    $     189,559
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING VP                            ING VP           ING VP
                                                                 EMERGING          ING VP        INTERMEDIATE         MONEY
                                                                  MARKETS         FINANCIAL          BOND            MARKET
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $         649    $           -    $     164,563    $     262,556

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (10)               -              820            1,300
  Net realized gain (loss) on investments
    and capital gains distributions                                      (21)               -            1,734           (1,414)
  Net unrealized appreciation (depreciation) of investments              287                -            5,194             (660)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    256                -            7,748             (774)
Changes from principal transactions:
  Total unit transactions                                                (96)               -          (28,876)         (87,888)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           (96)               -          (28,876)         (87,888)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                160                -          (21,128)         (88,662)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                          809                -          143,435          173,894

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (5)               -            9,531             (110)
  Net realized gain (loss) on investments
    and capital gains distributions                                       29               (3)           7,411             (354)
  Net unrealized appreciation (depreciation) of investments              109                -          (12,159)             154
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    133               (3)           4,783             (310)
Changes from principal transactions:
  Total unit transactions                                               (172)               3          (10,338)          19,197
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (172)               3          (10,338)          19,197
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                (39)               -           (5,555)          18,887
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $         770    $           -    $     137,880    $     192,781
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  ING VP                         JANUS ASPEN
                                                                  NATURAL        JANUS ASPEN       FLEXIBLE        JANUS ASPEN
                                                                 RESOURCES        BALANCED          INCOME           GROWTH
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $       1,567    $     197,825    $      28,392    $      98,503

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (19)           1,782              840           (1,140)
  Net realized gain (loss) on investments
    and capital gains distributions                                      (20)          (2,339)             734           (4,646)
  Net unrealized appreciation (depreciation) of investments              435           23,364             (248)          32,018
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    396           22,807            1,326           26,232
Changes from principal transactions:
  Total unit transactions                                               (231)         (34,101)          (7,560)         (19,409)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (231)         (34,101)          (7,560)         (19,409)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                165          (11,294)          (6,234)           6,823
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                        1,732          186,531           22,158          105,326

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            (3)           1,497              746           (1,013)
  Net realized gain (loss) on investments
    and capital gains distributions                                       53              764              558             (821)
  Net unrealized appreciation (depreciation) of investments              122            8,691             (857)           3,988
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    172           10,952              447            2,154
Changes from principal transactions:
  Total unit transactions                                                (43)         (40,693)          (6,857)         (22,999)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                           (43)         (40,693)          (6,857)         (22,999)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                129          (29,741)          (6,410)         (20,845)
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       1,861    $     156,790    $      15,748    $      84,481
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                JANUS ASPEN      JANUS ASPEN      LORD ABBETT      LORD ABBETT
                                                                  MID CAP         WORLDWIDE       GROWTH AND         MID-CAP
                                                                  GROWTH           GROWTH           INCOME            VALUE
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      77,233    $     198,280    $         422    $         474

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (963)            (283)               6               (1)
  Net realized gain (loss) on investments
     and capital gains distributions                                  (5,140)         (13,982)               7                -
  Net unrealized appreciation (depreciation) of investments           29,450           51,811              364              222
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                 23,347           37,546              377              221
Changes from principal transactions:
  Total unit transactions                                            (11,863)         (44,903)           2,311              522
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                       (11,863)         (44,903)           2,311              522
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             11,484           (7,357)           2,688              743
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       88,717          190,923            3,110            1,217

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                        (1,031)            (477)               6               (8)
  Net realized gain (loss) on investments
    and capital gains distributions                                    2,091           (4,417)             330              185
  Net unrealized appreciation (depreciation) of investments           14,067            9,492              222              356
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                 15,127            4,598              558              533
Changes from principal transactions:
  Total unit transactions                                             (9,580)         (41,276)           3,105            1,982
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (9,580)         (41,276)           3,105            1,982
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              5,547          (36,678)           3,663            2,515
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      94,264    $     154,245    $       6,773    $       3,732
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                  MFS(R)         MFS(R) VIT       OPPENHEIMER      OPPENHEIMER
                                                               VIT STRATEGIC      VIT TOTAL       AGGRESSIVE         GLOBAL
                                                                  INCOME           RETURN           GROWTH         SECURITIES
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $       2,720    $      91,725    $      23,930    $      15,177

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           117              374             (335)            (100)
  Net realized gain (loss) on investments
     and capital gains distributions                                      67             (807)          (1,055)            (902)
  Net unrealized appreciation (depreciation) of investments               55           14,113            6,608            7,819
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    239           13,680            5,218            6,817
Changes from principal transactions:
  Total unit transactions                                               (435)           5,000              (33)           7,545
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (435)           5,000              (33)           7,545
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (196)          18,680            5,185           14,362
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                        2,524          110,405           29,115           29,539

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            93              362             (391)              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                       63              258              134              771
  Net unrealized appreciation (depreciation) of investments              (10)          11,330            5,377            5,617
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    146           11,950            5,120            6,386
Changes from principal transactions:
  Total unit transactions                                               (167)          20,142           (1,361)           7,795
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                          (167)          20,142           (1,361)           7,795
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                (21)          32,092            3,759           14,181
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       2,503    $     142,497    $      32,874    $      43,720
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                                     PIONEER
                                                                OPPENHEIMER      OPPENHEIMER                         EQUITY
                                                                   MAIN           STRATEGIC        PIMCO VIT         INCOME
                                                                 STREET(R)          BOND          REAL RETURN          VCT
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $      48,801    $      32,735    $           -    $         153

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (224)           1,817                -                3
  Net realized gain (loss) on investments
    and capital gains distributions                                   (1,676)             661                -               (8)
  Net unrealized appreciation (depreciation) of investments           14,143            3,307                -               49
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                 12,243            5,785                -               44
Changes from principal transactions:
  Total unit transactions                                              4,077            3,980                -               56
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         4,077            3,980                -               56
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             16,320            9,765                -              100
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                       65,121           42,500                -              253

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                          (319)           1,729                -               13
  Net realized gain (loss) on investments
    and capital gains distributions                                       79              826               10               25
  Net unrealized appreciation (depreciation) of investments            5,227              895               (3)              95
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                  4,987            3,450                7              133
Changes from principal transactions:
  Total unit transactions                                             (1,712)          12,684              515            1,195
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                        (1,712)          12,684              515            1,195
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              3,275           16,134              522            1,328
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $      68,396    $      58,634    $         522    $       1,581
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                                                    PIONEER
                                                                  PIONEER          PIONEER          MID CAP
                                                                   FUND          HIGH YIELD          VALUE
                                                                    VCT              VCT              VCT           JENNISON
                                                               -------------    -------------    -------------   --------------
NET ASSETS AT JANUARY 1, 2003                                  $           1    $           -    $          30    $         427

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -                -               (1)              (8)
  Net realized gain (loss) on investments
    and capital gains distributions                                        -                -               22                5
  Net unrealized appreciation (depreciation) of investments                -                -               56              156
                                                                                -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      -                -               77              153
Changes from principal transactions:
  Total unit transactions                                                  3                -              632              279
                                                                                -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                             3                -              632              279
                                                                                -------------    -------------    -------------
Total increase (decrease)                                                  3                -              709              432
                                                                                -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                            4                -              739              859

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                             -                1              (10)             (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                        -                -               82               70
  Net unrealized appreciation (depreciation) of investments                2                2              342               32
                                                                                -------------    -------------    -------------
Net increase (decrease) in net assets from operations                      2                3              414               90
Changes from principal transactions:
  Total unit transactions                                                 46              213            2,040              380
                                                                                -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                            46              213            2,040              380
                                                                                -------------    -------------    -------------
Total increase (decrease)                                                 48              216            2,454              470
                                                                                -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $          52    $         216    $       3,193    $       1,329
                                                                                =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                     ING LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                             (DOLLARS IN THOUSANDS)

                                                                SP WILLIAM
                                                                   BLAIR             UBS                           WANGER U.S.
                                                               INTERNATIONAL        U.S.            WANGER            SMALL
                                                                  GROWTH         ALLOCATION         SELECT          COMPANIES
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT JANUARY 1, 2003                                  $         214    $       9,725    $           -    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (12)             (46)               -                -
  Net realized gain (loss) on investments
    and capital gains distributions                                       89             (189)               -                -
  Net unrealized appreciation (depreciation) of investments              289            2,649                -                -
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    366            2,414                -                -
Changes from principal transactions:
  Total unit transactions                                              2,689             (431)               -                -
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         2,689             (431)               -                -
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              3,055            1,983                -                -
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2003                                        3,269           11,708                -                -

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                           (54)             (54)               -                -
  Net realized gain (loss) on investments
    and capital gains distributions                                      211               73                -                -
  Net unrealized appreciation (depreciation) of investments              540              787               11               13
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from operations                    697              806               11               13
Changes from principal transactions:
  Total unit transactions                                              2,188           (3,603)             238               84
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in assets derived from principal
  transactions                                                         2,188           (3,603)             238               84
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              2,885           (2,797)             249               97
                                                               -------------    -------------    -------------    -------------
NET ASSETS AT DECEMBER 31, 2004                                $       6,154    $       8,911    $         249    $          97
                                                               =============    =============    =============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ING Life Insurance and Annuity Company Variable Annuity Account B (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The account is sold exclusively for use with variable annuity Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

     At December 31, 2004, the Account had 126 investment divisions (the "Divisions"), 54 of which invest in independently managed mutual funds and 72 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

     AIM Variable Insurance Funds:                            American Century(R) Investments:
       AIM V.I. Capital Appreciation Fund - Series I            American Century(R) VP Balanced Fund
         Shares                                                 American Century(R) VP International Fund
       AIM V.I. Core Equity Fund - Series I Shares            Calvert Social Balanced Portfolio
       AIM V.I. Government Securities Fund - Series I           Federated Insurance Series:
         Shares
       AIM V.I. Growth Fund - Series I Shares                   Federated American Leaders Fund II
       AIM V.I. Premier Equity Fund - Series I                  Federated Capital Income Fund II
         Shares
     Alger American Funds:                                      Federated Equity Income Fund II
       Alger American Balanced Portfolio                        Federated Fund for U.S. Government Securities II
       Alger American Income & Growth Portfolio                 Federated High Income Bond Fund II
       Alger American Leveraged AllCap Portfolio                Federated International Equity Fund II
     AllianceBernstein Variable Products Series Fund, Inc.:     Federated Mid Cap Growth Strategies Fund II
       AllianceBernstein VPSF Growth and Income - Class A       Federated Prime Money Fund II
       AllianceBernstein VPSF Premier Growth - Class A        Fidelity(R) Variable Insurance Products Fund:
       AllianceBernstein VPSF Small Cap Growth - Class A        Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
                                                                Fidelity(R) VIP Equity-Income Portfolio - Initial Class

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Fidelity(R) Variable Insurance Products Fund             ING Partners, Inc. (continued):
       (continued):                                             ING JPMorgan International Portfolio - Initial
       Fidelity(R) VIP Growth Portfolio - Initial Class           Class
       Fidelity(R) VIP High Income Portfolio - Initial Class    ING JPMorgan Mid Cap Value Portfolio - Service
       Fidelity(R) VIP ASSET MANAGER(SM) Portfolio - Initial      Class
         Class                                                  ING MFS Capital Opportunities Portfolio - Initial
       Fidelity(R) VIP Investment Grade Bond Portfolio -          Class
         Initial Class                                          ING OpCap Balanced Value Portfolio - Service
       Fidelity(R) VIP Index 500 Portfolio - Initial Class        Class
       Fidelity(R) VIP Overseas Portfolio - Initial Class       ING Oppenheimer Global Portfolio - Service Class
     Franklin Templeton Variable Insurance Products Trust:      ING PIMCO Total Return Portfolio - Service Class
       Franklin Small Cap Value Securities Fund - Class 2       ING Salomon Brothers Aggressive Growth Portfolio
     ING GET Fund:                                                - Initial Class
       ING GET Fund - Series H                                  ING Salomon Brothers Fundamental Value Portfolio
       ING GET Fund - Series I                                    - Service Class
       ING GET Fund - Series J                                  ING Salomon Brothers Investors Value Portfolio -
       ING GET Fund - Series K                                    Service Class
       ING GET Fund - Series L                                  ING T. Rowe Price Diversified Mid Cap Growth
       ING GET Fund - Series M                                    Portfolio - Service Class
       ING GET Fund - Series N                                  ING T. Rowe Price Growth Equity Portfolio -
       ING GET Fund - Series P                                    Initial Class
       ING GET Fund - Series Q                                  ING UBS U.S. Large Cap Equity Portfolio -
       ING GET Fund - Series R                                    Initial Class
       ING GET Fund - Series S                                  ING Van Kampen Comstock Portfolio - Service Class
       ING GET Fund - Series T                                  ING Van Kampen Equity and Income Portfolio -
       ING GET Fund - Series U                                    Service Class
       ING GET Fund - Series V*                               ING Strategic Allocation Portfolios, Inc.:
     ING Investors Trust:                                       ING VP Strategic Allocation Balanced Portfolio -
       ING American Funds Growth Portfolio**                      Class I
       ING American Funds Growth-Income Portfolio**             ING VP Strategic Allocation Growth Portfolio -
       ING American Funds International Portfolio**               Class I
       ING Julius Baer Foreign Portfolio - Service Class**      ING VP Strategic Allocation Income Portfolio -
       ING Legg Mason Value Portfolio - Institutional             Class I
         Class**                                              ING Variable Funds:
       ING MFS Total Return Portfolio - Service Class*          ING VP Growth and Income Portfolio - Class I
       ING T. Rowe Price Equity Income Portfolio -            ING Variable Insurance Trust:
         Service Class*                                         ING GET U.S. Core Portfolio - Series 1*
     ING Partners, Inc.:                                        ING GET U.S. Core Portfolio - Series 2*
       ING Aeltus Enhanced Index Portfolio - Service Class      ING GET U.S. Core Portfolio - Series 3*
       ING American Century Select Portfolio - Service          ING GET U.S. Core Portfolio - Series 4**
       Class                                                    ING GET U.S. Core Portfolio - Series 5**
       ING American Century Small Cap Value Portfolio -         ING GET U.S. Core Portfolio - Series 6**
         Service Class                                          ING GET U.S. Core Portfolio - Series 7**
       ING Baron Small Cap Growth Portfolio - Service         ING Variable Portfolios, Inc.:
       Class                                                    ING VP Global Science and Technology Portfolio -
       ING Goldman Sachs(R) Capital Growth Portfolio -            Class I
         Service Class                                          ING VP Growth Portfolio - Class I
                                                                ING VP Index Plus LargeCap Portfolio - Class I
                                                                ING VP Index Plus MidCap Portfolio - Class I

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     ING Variable Portfolios, Inc. (continued):               Lord Abbett Funds:
       ING VP Index Plus SmallCap Portfolio - Class I           Lord Abbett Growth and Income Portfolio
       ING VP International Equity Portfolio - Class I          Lord Abbett Mid-Cap Value Portfolio
       ING VP Small Company Portfolio - Class I               MFS(R) Funds:
       ING VP Value Opportunity Portfolio - Class I             MFS(R) VIT Strategic Income Series
     ING Variable Products Trust:                               MFS(R) VIT Total Return Series - Initial Class
       ING VP International Value Portfolio - Class I         Oppenheimer Variable Account Funds:
       ING VP MagnaCap Portfolio - Class I                      Oppenheimer Aggressive Growth Fund/VA
       ING VP MagnaCap Portfolio - Class S                      Oppenheimer Global Securities Fund/VA
       ING VP MidCap Opportunities Portfolio - Class I          Oppenheimer Main Street(R) Fund/VA
       ING VP MidCap Opportunities Portfolio - Class S          Oppenheimer Strategic Bond Fund/VA
       ING VP Real Estate Portfolio - Class I**               PIMCO VIT Real Return Portfolio - Admin Class**
       ING VP SmallCap Opportunities Portfolio - Class I      Pioneer Variable Contracts Trust:
       ING VP SmallCap Opportunities Portfolio - Class S        Pioneer Equity Income VCT Portfolio - Class I
     ING VP Balanced Portfolio, Inc. - Class I                  Pioneer Fund VCT Portfolio - Class I
     ING VP Emerging Markets Fund                               Pioneer High Yield VCT Portfolio - Class I**
     ING VP Intermediate Bond Portfolio - Class I               Pioneer Mid Cap Value VCT Portfolio - Class I
     ING VP Money Market Portfolio - Class I                  Prudential Series Fund, Inc.:
     ING VP Natural Resources Trust                             Jennison Portfolio - Class II Shares
     Janus Aspen Series:                                        SP William Blair International Growth Portfolio
       Janus Aspen Balanced Portfolio - Inst Shares               - Class II Shares
       Janus Aspen Flexible Income Portfolio - Inst Shares    UBS Series Trust:
       Janus Aspen Growth Portfolio - Inst Shares               UBS U.S. Allocation Portfolio - Class I
       Janus Aspen Mid Cap Growth Portfolio - Inst Shares     Wanger Advisors Trust:
       Janus Aspen Worldwide Growth Portfolio - Inst            Wanger Select**
         Shares                                                 Wanger U.S. Smaller Companies**

     *   Investment Division added in 2003
     **  Investment Division added in 2004

         The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

                          CURRENT NAME                                            FORMER NAME
     -------------------------------------------------------- ---------------------------------------------------------
     AllianceBernstein Variable Products Series Fund, Inc.:   AllianceBernstein Variable Products Series Fund, Inc.:
       AllianceBernstein VPSF Small Cap Growth - Class A        Alliance Bernstein VPSF Quasar - Class A
     Federated Insurance Series:                              Federated Insurance Series:
       Federated Mid Cap Growth Strategies Fund II              Federated Growth Strategies Fund II
     ING Partners, Inc.:                                      ING Partners, Inc.:
       ING Aeltus Enhanced Index Portfolio - Service Class      ING DSI Enhanced Index Portfolio - Service Class
       ING American Century Select Portfolio - Service Class    ING Alger Growth Portfolio - Service Class
       ING JPMorgan International Portfolio - Initial Class     ING JPMorgan Fleming International Portfolio -
                                                                  Initial Class
       ING Oppenheimer Global Portfolio - Service Class         ING MFS Global Growth Portfolio - Service Class
       ING T. Rowe Price Diversified Mid Cap Growth             ING Alger Aggressive Growth Portfolio - Service Class

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          CURRENT NAME                                            FORMER NAME
     -------------------------------------------------------- ---------------------------------------------------------
         Portfolio - Service Class
       ING UBS U.S. Large Cap Equity Portfolio - Initial        ING MFS Research Equity Portfolio - Initial
         Class                                                    Class
       ING Van Kampen Equity and Income Portfolio -             ING UBS Tactical Asset Allocation Portfolio -
         Service Class                                            Service Class
     ING Strategic Allocation Portfolios, Inc.:               ING Generations Portfolio, Inc.:
       ING VP Strategic Allocation Balanced Portfolio -         ING VP Strategic Allocation Balanced Portfolio -
         Class I                                                  Class R
       ING VP Strategic Allocation Growth Portfolio - Class I   ING VP Strategic Allocation Growth Portfolio - Class R
       ING VP Strategic Allocation Income Portfolio - Class I   ING VP Strategic Allocation Income Portfolio - Class R
     ING Variable Funds:                                      ING Variable Funds:
       ING VP Growth and Income Portfolio - Class I             ING VP Growth and Income Portfolio - Class R
     ING Variable Portfolios, Inc.:                           ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology Portfolio -         ING VP Technology Portfolio - Class R
         Class I
       ING VP Growth Portfolio - Class I                        ING VP Growth Portfolio - Class R
       ING VP Index Plus LargeCap Portfolio - Class I           ING VP Index Plus LargeCap Portfolio - Class R
       ING VP Index Plus MidCap Portfolio - Class I             ING VP Index Plus MidCap Portfolio - Class R
       ING VP Index Plus SmallCap Portfolio - Class I           ING VP Index Plus SmallCap Portfolio - Class R
       ING VP International Equity Portfolio - Class I          ING VP International Equity Portfolio - Class R
       ING VP Small Company Portfolio - Class I                 ING VP Small Company Portfolio - Class R
       ING VP Value Opportunity Portfolio - Class I             ING VP Value Opportunity Portfolio - Class R
     ING Variable Products Trust:                             ING Variable Products Trust:
       ING VP Growth Opportunities Portfolio - Class I          ING VP Growth Opportunities Portfolio - Class R
       ING VP International Value Portfolio - Class I           ING VP International Value Portfolio - Class R
       ING VP MagnaCap Portfolio - Class I                      ING VP MagnaCap Portfolio - Class R
       ING VP MidCap Opportunities Portfolio - Class I          ING VP MidCap Opportunities Portfolio - Class R
       ING VP SmallCap Opportunities Portfolio - Class I        ING VP SmallCap Opportunities Portfolio - Class R
     ING VP Balanced Portfolio, Inc. - Class I                ING VP Balanced Portfolio, Inc. - Class R
     ING VP Intermediate Bond Portfolio - Class I             ING VP Bond Portfolio - Class R
     ING VP Money Market Portfolio - Class I                  ING VP Money Market Portfolio - Class R
     MFS(R) Funds:                                            MFS(R) Funds:
       MFS(R) VIT Strategic Income Series                       MFS(R) Global Governments Series
       MFS(R) VIT Total Return Series - Initial Class           MFS(R) Total Return Series - Initial Class
     Prudential Series Fund, Inc.:                            Prudential Series Fund, Inc.:
       SP William Blair International Growth Portfolio -        SP Jennison International Growth Portfolio -
         Class II Shares                                          Class II Shares
     UBS Series Trust:                                        UBS Series Trust:
       UBS U.S.Allocation Portfolio - Class I                 UBS Tactical Allocation Portfolio - Class I

     During 2004, the following Divisions were closed to Contractowners:

     ING GET Fund - Series D
     ING GET Fund - Series E
     ING GET Fund - Series G
     ING VP Growth Opportunities Portfolio - Class I
     ING VP Growth Opportunities Portfolio - Class S
     ING VP Financial Services - Class I

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of the
     Account:

     USE OF ESTIMATES

     The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     INVESTMENTS

     Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined by specific identification. The difference between cost and current market value is recorded as unrealized appreciation or depreciation of investments.

     FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

     ANNUITY RESERVES

     Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the aggregate account values of the Contractholders invested in the Account Divisions. Annuity reserves held in the Account for currently payable contracts are computed according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 1983a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   CHARGES AND FEES

     Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     MORTALITY AND EXPENSE RISK CHARGES

     ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

     Daily charges are deducted at annual rates of up to 1.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

     ADMINISTRATIVE CHARGES

     A daily charge at an annual rate of up to 0.50% of the assets attributable to the Contracts is deducted, as specified in the Contract.

     CONTRACT MAINTENANCE CHARGES

     An annual contract or certificate maintenance fee of up to$20 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

     CONTINGENT DEFERRED SALES CHARGES

     For certain Contracts, a contingent deferred sales charge is imposed as a percentage that ranges up to 7% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

     PREMIUM TAXES

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS

     During the year ended December 31, 2004, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Balanced Portfolio, Inc., ING VP Emerging Markets Fund, ING VP Financial Services - Class I, ING VP Natural Resources Trust, ING VP Money Market Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ILIAC, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust. Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.63% to 0.94% of the average net assets of each respective Portfolio excluding ING American Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING American Funds International Portfolio.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                YEAR ENDED DECEMBER 31
                                                                            2004                        2003
                                                                 -------------------------   -------------------------
                                                                  PURCHASES       SALES       PURCHASES       SALES
                                                                 -----------   -----------   -----------   -----------
                                                                                (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                             $       739   $     3,995   $     1,737   $     3,129
       AIM V.I. Core Equity                                            2,792         8,277         3,305         4,917
       AIM V.I. Government Securities                                  4,900         5,165         6,524        17,272
       AIM V.I. Growth                                                 1,088         3,484         1,907         3,089
       AIM V.I. Premier Equity                                           465         8,725         1,284         8,823
     Alger American Funds:
       Alger American Balanced                                           171           653           132           720
       Alger American Income & Growth                                    125         1,702           168         1,486
       Alger American Leveraged AllCap                                    43         1,763             1         1,075
     AllianceBernstein Variable Products Series Fund, Inc.:
       AllianceBernstein VPSF Growth and Income                       11,559         2,742         9,057         3,429
       AllianceBernstein VPSF Premier Growth                           1,267         1,635         1,645         1,504
       AllianceBernstein VPSF Small Cap Growth                         2,580         1,876         3,231           736
     American Century(R) Investments:
       American Century(R) VP Balanced                                    64           482            40           323
       American Century(R) VP International                               11           319            19           485
     Calvert Social Balanced                                             314           448           559           412
     Federated Insurance Series:
       Federated American Leaders                                      1,373        14,249         1,301        11,123
       Federated Capital Income                                          495         2,024           534         1,842
       Federated Equity Income                                           428         3,254           627         2,131
       Federated Fund for U.S. Government Securities                   1,218         4,431         1,190         3,794
       Federated High Income Bond                                      2,542         6,682         1,589         4,535
       Federated International Equity                                    106         1,558           361         1,465
       Federated Mid Cap Growth Strategies                                79         2,899           475         2,609
       Federated Prime Money                                           1,716         3,320         2,583         5,040
     Fidelity(R) Variable Insurance Products Fund:
       Fidelity(R) VIP Contrafund(R)                                  37,679        12,694        26,291        23,400
       Fidelity(R) VIP Equity-Income                                  30,257        22,411        41,183        36,146
       Fidelity(R) VIP Growth                                          6,891        25,796        10,899        13,392
       Fidelity(R) VIP High Income                                    13,312        22,116        30,754        18,518
       Fidelity(R) VIP ASSET MANAGER(SM)                               1,351         2,085         1,642         2,158
       Fidelity(R) VIP Investment Grade Bond                             213           433           220           846
       Fidelity(R) VIP Index 500                                       3,354        13,270         7,977        13,648
       Fidelity(R) VIP Overseas                                        7,834         7,574        36,192        32,346

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31
                                                                            2004                        2003
                                                                 -------------------------   -------------------------
                                                                  PURCHASES       SALES       PURCHASES       SALES
                                                                 -----------   -----------   -----------   -----------
                                                                                (DOLLARS IN THOUSANDS)
     Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities                       $     4,385   $     1,104   $       433   $       279
     ING GET Fund:
       ING GET Fund - Series D                                         3,233        86,466         4,052        18,917
       ING GET Fund - Series E                                        15,758       239,577        10,996        44,851
       ING GET Fund - Series G                                        10,351       139,818         6,153        29,059
       ING GET Fund - Series H                                         4,438        21,032         4,789        20,271
       ING GET Fund - Series I                                         2,796        14,828         3,353        12,409
       ING GET Fund - Series J                                         2,510        13,665         2,456        13,559
       ING GET Fund - Series K                                         2,415        15,617         2,775        12,911
       ING GET Fund - Series L                                         2,474        15,441         3,093        11,467
       ING GET Fund - Series M                                         3,742        18,639         4,217        25,227
       ING GET Fund - Series N                                         3,220        15,448         2,265        17,016
       ING GET Fund - Series P                                         1,932        10,892         1,839        21,136
       ING GET Fund - Series Q                                         1,843         7,610           691        13,725
       ING GET Fund - Series R                                         1,197         5,818           124         7,906
       ING GET Fund - Series S                                         2,061         9,131            82        12,318
       ING GET Fund - Series T                                         1,457         4,642           259         9,664
       ING GET Fund - Series U                                         1,864         3,870        42,784        16,030
       ING GET Fund - Series V                                           842        20,913        84,529         8,459
     ING Investors Trust:
       ING American Funds Growth                                       1,728             2             -             -
       ING American Funds Growth - Income                              2,320             -             -             -
       ING American Funds International                                8,911             1             -             -
       ING Julius Baer Foreign                                           245            19             -             -
       ING Legg Mason Value                                              858             -             -             -
       ING MFS Total Return                                            1,733           312           443            56
       ING T. Rowe Price Equity Income                                 1,601           182           702            83
     ING Partners, Inc.:
       ING Aeltus Enhanced Index                                         109            41            48            43
       ING American Century Select                                       154            59         1,205           877
       ING American Century Small Cap Value                              604           223           490           216
       ING Baron Small Cap Growth                                      2,155         1,102         1,230           238
       ING Goldman Sachs(R) Capital Growth                               261             3            11             8
       ING JPMorgan International                                     23,692        20,544       163,765       161,684
       ING JPMorgan Mid Cap Value                                      1,484           142           605           113
       ING MFS Capital Opportunities                                   2,142         7,514        21,700        27,088
       ING OpCap Balanced Value                                        1,170           450         1,204            57
       ING Oppenheimer Global                                            229           216            25            24
       ING PIMCO Total Return                                          1,760           586         2,644         1,301

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31
                                                                            2004                        2003
                                                                 -------------------------   -------------------------
                                                                  PURCHASES       SALES       PURCHASES       SALES
                                                                 -----------   -----------   -----------   -----------
                                                                                (DOLLARS IN THOUSANDS)
     ING Partners, Inc. (continued):
       ING Salomon Brothers Aggressive Growth                    $     4,089   $    14,372   $    10,004   $    15,045
       ING Salomon Brothers Fundamental Value                            882           721        22,906        21,884
       ING Salomon Brothers Investors Value                              392           209           171            29
       ING T. Rowe Diversified Mid Cap Growth                            669         1,124         3,224         2,516
       ING T. Rowe Price Growth Equity                                 6,117        13,771        12,358        13,147
       ING UBS U.S. Large Cap Equity                                   3,764         8,518         1,157         7,623
       ING Van Kampen Comstock                                         2,765           261           707           262
       ING Van Kampen Equity and Income                                  103            29            82            33
     ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Balanced                            6,007         3,762         2,839         2,627
       ING VP Strategic Allocation Growth                              1,927         2,631         2,913         2,028
       ING VP Strategic Allocation Income                              2,593         4,356         2,116         4,793
     ING Variable Funds:
       ING VP Growth and Income                                       20,166        75,470        13,533        71,492
     ING Variable Insurance Trust:
       ING GET U.S. Core - Series 1                                      193         3,734        26,984         1,916
       ING GET U.S. Core - Series 2                                       47         5,525        24,434           115
       ING GET U.S. Core - Series 3                                   62,647        10,584         1,965             -
       ING GET U.S. Core - Series 4                                    8,661           898             -             -
       ING GET U.S. Core - Series 5                                    5,152           989             -             -
       ING GET U.S. Core - Series 6                                  113,987        26,971             -             -
       ING GET U.S. Core - Series 7                                   65,706         8,739             -             -
     ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology                            8,353        10,764        10,849         7,248
       ING VP Growth                                                   1,349         7,167         2,962         7,041
       ING VP Index Plus LargeCap                                     16,413        37,078        33,821        37,707
       ING VP Index Plus MidCap                                        3,742         3,001         8,395         8,702
       ING VP Index Plus SmallCap                                      3,206         2,466         3,097         2,140
       ING VP International Equity                                     5,894         3,159        17,944        16,056
       ING VP Small Company                                           17,304        25,334        39,143        30,623
       ING VP Value Opportunity                                        1,693         5,518         1,688         3,760
     ING Variable Products Trust:
       ING VP Growth Opportunities - Class I                               5            57           205           562
       ING VP Growth Opportunities - Class S                             121         1,012           795           180
       ING VP International Value                                      1,762           349           824           288
       ING VP MagnaCap - Class I                                          77             1            26            19
       ING VP MagnaCap - Class S                                         886           290           446           177
       ING VP MidCap Opportunities - Class I                             600         1,231         3,751         3,229
       ING VP MidCap Opportunities - Class S                           5,053         1,999         3,992           987
       ING VP Real Estate                                              1,097             2

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31
                                                                            2004                        2003
                                                                 -------------------------   -------------------------
                                                                  PURCHASES       SALES       PURCHASES       SALES
                                                                 -----------   -----------   -----------   -----------
                                                                                (DOLLARS IN THOUSANDS)
     ING Variable Products Trust (continued):
       ING VP SmallCap Opportunities - Class I                   $     1,213   $     1,707   $     6,129   $     4,827
       ING VP SmallCap Opportunities - Class S                         2,152         1,782         3,215         1,256
     ING VP Balanced                                                  23,869        19,729        19,176        19,033
     ING VP Emerging Markets                                               6           183            10           116
     ING VP Financial Services                                           203           200             -             -
     ING VP Intermediate Bond                                         43,023        38,166        18,786        46,842
     ING VP Money Market                                             175,942       156,855       260,698       347,286
     ING VP Natural Resources                                            329           375            30           280
     Janus Aspen Series:
       Janus Aspen Balanced                                            5,060        44,256         8,930        41,249
       Janus Aspen Flexible Income                                     2,566         8,534         4,792        11,512
       Janus Aspen Growth                                              1,915        25,927         2,952        23,501
       Janus Aspen Mid Cap Growth                                      7,790        18,401        24,529        37,355
       Janus Aspen Worldwide Growth                                    9,256        51,009        11,748        56,934
     Lord Abbett Series Fund, Inc.:
       Lord Abbett Growth and Income                                   5,029         1,864         2,511           194
       Lord Abbett Mid-Cap Value                                       2,528           504           787           254
     MFS(R) Funds:
       MFS(R) VIT Strategic Income Series                                648           722         1,124         1,442
       MFS(R) VIT Total Return                                        28,482         7,978        13,814         8,440
     Oppenheimer Variable Account Funds:
       Oppenheimer Aggressive Growth                                   3,840         5,592         5,069         5,437
       Oppenheimer Global Securities                                  14,799         7,006        13,931         6,486
       Oppenheimer Main Street(R)                                      9,493        11,524        13,702         9,849
       Oppenheimer Strategic Bond                                     22,123         7,710        15,898        10,101
     PIMCO VIT Real Return                                               530             5             -             -
     Pioneer Variable Contracts Trust:
       Pioneer Equity Income VCT                                       1,340           132           116            57
       Pioneer Fund VCT                                                   46             -             4             1
       Pioneer High Yield VCT                                            214             -             -             -
       Pioneer Mid Cap Value VCT                                       2,475           430           764           133
     Prudential Series Fund, Inc.:
       Jennison                                                          710           342           646           375
       SP William Blair International Growth                           3,656         1,522         4,361         1,684
     UBS Series Trust:
       UBS U.S. Allocation                                               771         4,428           565         1,042
     Wanger Advisors Trust:
       Wanger Select                                                     238             -             -             -
       Wanger U.S. Smaller Companies                                      95            11             -             -

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   CHANGES IN UNITS

     The changes in units outstanding were as follows:

                                                                                 YEAR ENDED DECEMBER 31
                                                                                  2004                       2003
                                                                ----------------------------------------  ------------
                                                                NET INCREASE      UNITS        UNITS      NET INCREASE
                                                                 (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                                                ------------   -----------   -----------  ------------
                                                                                (DOLLARS IN THOUSANDS)
     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                                (366,144)      182,630      (548,774)     (215,223)
       AIM V.I. Core Equity                                         (457,609)      457,989      (915,598)     (376,156)
       AIM V.I. Government Securities                                (55,294)      583,926      (639,220)     (899,844)
       AIM V.I. Growth                                              (321,157)      403,166      (724,323)     (285,985)
       AIM V.I. Premier Equity                                      (955,218)      211,103    (1,166,321)     (951,357)
     Alger American Funds:
       Alger American Balanced                                       (19,851)        8,456       (28,307)      (26,135)
       Alger American Income & Growth                                (69,100)        6,643       (75,743)      (64,405)
       Alger American Leveraged AllCap                               (71,405)        6,763       (78,168)      (49,907)
     AllianceBernstein Variable Products Series Fund, Inc.:
       AllianceBernstein VPSF Growth and Income                      862,429     1,694,790      (832,361)      588,049
       AllianceBernstein VPSF Premier Growth                         (49,650)      334,436      (384,086)       35,073
       AllianceBernstein VPSF Small Cap Growth                        82,791       406,019      (323,228)      371,072
     American Century(R) Investments:
       American Century(R) VP Balanced                               (22,414)        3,505       (25,919)      (17,978)
       American Century(R) VP International                          (20,134)        2,103       (22,237)      (37,686)
     Calvert Social Balanced                                         (12,086)       28,706       (40,792)       11,388
     Federated Insurance Series:
       Federated American Leaders                                   (546,038)       62,399      (608,437)     (508,356)
       Federated Capital Income                                     (132,268)       19,043      (151,311)     (147,192)
       Federated Equity Income                                      (230,475)       30,814      (261,289)     (150,869)
       Federated Fund for U.S. Government Securities                (227,703)       52,307      (280,010)     (191,021)
       Federated High Income Bond                                   (303,501)      101,932      (405,433)     (266,792)
       Federated International Equity                                (94,803)       11,513      (106,316)      (88,913)
       Federated Mid Cap Growth Strategies                          (138,677)        8,898      (147,575)     (136,784)
       Federated Prime Money                                        (125,732)      157,788      (283,520)     (190,956)
     Fidelity(R) Variable Insurance Products Fund:
       Fidelity(R) VIP Contrafund(R)                               2,210,505     4,742,147    (2,531,642)      571,228
       Fidelity(R) VIP Equity-Income                                 950,623     4,239,290    (3,288,667)      522,988
       Fidelity(R) VIP Growth                                     (1,205,246)    1,796,952    (3,002,198)      215,167
       Fidelity(R) VIP High Income                                (1,242,376)    1,847,199    (3,089,575)    1,123,161
       Fidelity(R) VIP ASSET MANAGER(SM)                             (49,981)       82,616      (132,597)      (46,959)
       Fidelity(R) VIP Investment Grade Bond                         (21,328)        4,381       (25,709)      (46,941)
       Fidelity(R) VIP Index 500                                    (492,178)      364,877      (857,055)     (363,659)
       Fidelity(R) VIP Overseas                                        6,966       922,163      (915,197)      324,783

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31
                                                                                  2004                       2003
                                                                ----------------------------------------  ------------
                                                                NET INCREASE      UNITS        UNITS      NET INCREASE
                                                                 (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                                                ------------   -----------   -----------  ------------
     Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities                           239,477       333,627       (94,150)       15,203
     ING GET Fund:
       ING GET Fund - Series D                                    (8,494,083)    2,780,551   (11,274,634)   (1,707,796)
       ING GET Fund - Series E                                   (23,038,215)      959,375   (23,997,590)   (3,914,768)
       ING GET Fund - Series G                                   (13,524,039)      255,391   (13,779,430)   (2,581,173)
       ING GET Fund - Series H                                    (1,865,169)      228,480    (2,093,649)   (1,762,825)
       ING GET Fund - Series I                                    (1,335,909)       68,488    (1,404,397)   (1,017,746)
       ING GET Fund - Series J                                    (1,242,981)       88,834    (1,331,815)   (1,217,984)
       ING GET Fund - Series K                                    (1,415,104)       89,698    (1,504,802)   (1,092,454)
       ING GET Fund - Series L                                    (1,398,676)       54,643    (1,453,319)     (936,734)
       ING GET Fund - Series M                                    (1,673,473)       88,235    (1,761,708)   (2,237,666)
       ING GET Fund - Series N                                    (1,293,371)      183,830    (1,477,201)   (1,500,256)
       ING GET Fund - Series P                                      (971,579)       53,040    (1,024,619)   (1,948,391)
       ING GET Fund - Series Q                                      (619,713)       82,106      (701,819)   (1,178,495)
       ING GET Fund - Series R                                      (482,312)       83,612      (565,924)     (678,100)
       ING GET Fund - Series S                                      (763,314)       99,098      (862,412)   (1,098,481)
       ING GET Fund - Series T                                      (375,102)       15,504      (390,606)     (845,512)
       ING GET Fund - Series U                                      (301,079)       51,919      (352,998)    2,803,440
       ING GET Fund - Series V                                    (1,990,407)      273,020    (2,263,427)    7,680,444
     ING Investors Trust:
       ING American Funds Growth                                     168,962       169,772          (810)            -
       ING American Funds Growth - Income                            207,578       226,597       (19,019)            -
       ING American Funds International                              855,611       860,280        (4,669)            -
       ING Julius Baer Foreign                                        20,616        37,805       (17,189)            -
       ING Legg Mason Value                                           80,447        80,758          (311)            -
       ING MFS Total Return                                          118,817       175,632       (56,815)       35,396
       ING T. Rowe Price Equity Income                               110,340       124,617       (14,277)       57,696
     ING Partners, Inc.:
       ING Aeltus Enhanced Index                                       6,455        10,370        (3,915)          621
       ING American Century Select                                     9,355        26,697       (17,342)       37,994
       ING American Century Small Cap Value                           27,573        49,433       (21,860)       29,741
       ING Baron Small Cap Growth                                     81,254       182,296      (101,042)       97,665
       ING Goldman Sachs(R) Capital Growth                            26,880        27,139          (259)          243
       ING JPMorgan International                                    271,411     2,912,742    (2,641,331)      286,684
       ING JPMorgan Mid Cap Value                                     98,855       113,896       (15,041)       45,969
       ING MFS Capital Opportunities                                (439,084)      392,044      (831,128)     (475,678)
       ING OpCap Balanced Value                                       64,341       129,425       (65,084)      114,002
       ING Oppenheimer Global                                          1,359        28,178       (26,819)          276

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31
                                                                                  2004                       2003
                                                                ----------------------------------------  ------------
                                                                NET INCREASE      UNITS        UNITS      NET INCREASE
                                                                 (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                                                ------------   -----------   -----------  ------------
     ING Partners, Inc. (continued):
       ING PIMCO Total Return                                        102,913       188,796       (85,883)      117,809
       ING Salomon Brothers Aggressive Growth                       (839,004)      810,897    (1,649,901)     (471,812)
       ING Salomon Brothers Fundamental Value                         15,465        96,573       (81,108)      112,732
       ING Salomon Brothers Investors Value                           17,323        48,671       (31,348)       15,639
       ING T. Rowe Price Diversified Mid Cap Growth                  (42,524)       79,333      (121,857)       71,512
       ING T. Rowe Price Growth Equity                              (321,793)      597,538      (919,331)      (82,398)
       ING UBS U.S. Large Cap Equity                                (357,731)      626,743      (984,474)     (638,397)
       ING Van Kampen Comstock                                       215,202       249,901       (34,699)       44,597
       ING Van Kampen Equity and Income                                7,059         9,990        (2,931)        5,211
     ING Strategic Allocation Portfolios, Inc.:
       ING VP Strategic Allocation Balanced                          117,296       435,875      (318,579)      (29,336)
       ING VP Strategic Allocation Growth                            (42,713)      150,253      (192,966)      (21,901)
       ING VP Strategic Allocation Income                           (105,446)      185,392      (290,838)     (205,539)
     ING Variable Funds:
       ING VP Growth and Income                                   (2,751,465)    1,415,804    (4,167,269)   (3,322,672)
     ING Variable Insurance Trust:
       ING GET U.S. Core - Series 1                                 (316,504)        6,866      (323,370)    2,530,968
       ING GET U.S. Core - Series 2                                 (502,841)       28,230      (531,071)    2,441,629
       ING GET U.S. Core - Series 3                                5,294,482     6,814,902    (1,520,420)      196,496
       ING GET U.S. Core - Series 4                                  787,589       880,917       (93,328)            -
       ING GET U.S. Core - Series 5                                  422,459       692,012      (269,553)            -
       ING GET U.S. Core - Series 6                                8,739,581    12,119,228    (3,379,647)            -
       ING GET U.S. Core - Series 7                                5,701,523     6,713,701    (1,012,178)            -
     ING Variable Portfolios, Inc.:
       ING VP Global Science and Technology                         (737,935)    2,784,969    (3,522,904)    1,059,264
       ING VP Growth                                                (493,643)      315,802      (809,445)     (329,681)
       ING VP Index Plus LargeCap                                 (1,338,813)    2,319,971    (3,658,784)   (1,018,952)
       ING VP Index Plus MidCap                                       43,455       362,950      (319,495)      (23,571)
       ING VP Index Plus SmallCap                                     54,413       306,461      (252,048)       74,019
       ING VP International Equity                                   360,107       937,259      (577,152)      156,583
       ING VP Small Company                                         (444,278)    2,017,604    (2,461,882)      612,976
       ING VP Value Opportunity                                     (221,653)      160,482      (382,135)     (141,302)
     ING Variable Products Trust:
       ING VP Growth Opportunities - Class I                          (5,668)        3,482        (9,150)      (58,161)
       ING VP Growth Opportunities - Class S                        (120,422)       19,426      (139,848)       97,238
       ING VP International Value                                    132,178       222,297       (90,119)       65,868
       ING VP MagnaCap - Class I                                       8,256        15,372        (7,116)          857
       ING VP MagnaCap - Class S                                      64,848       103,553       (38,705)       32,197

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31
                                                                                  2004                       2003
                                                                ----------------------------------------  ------------
                                                                NET INCREASE      UNITS        UNITS      NET INCREASE
                                                                 (DECREASE)      ISSUED       REDEEMED     (DECREASE)
                                                                ------------   -----------   -----------  ------------
     ING Variable Products Trust (continued):
       ING VP MidCap Opportunities - Class I                         (63,756)       73,952      (137,708)       85,049
       ING VP MidCap Opportunities - Class S                         361,490       777,947      (416,457)      400,115
       ING VP Real Estate                                             85,669        85,715           (46)            -
       ING VP SmallCap Opportunities - Class I                       (73,351)      180,160      (253,511)      190,033
       ING VP SmallCap Opportunities - Class S                        60,834       447,989      (387,155)      327,810
     ING VP Balanced                                                 556,640     2,075,495    (1,518,855)      (83,996)
     ING VP Emerging Markets                                         (18,279)        2,209       (20,488)      (14,583)
     ING VP Financial Services                                                      20,398       (20,398)
     ING VP Intermediate Bond                                       (578,190)    2,522,350    (3,100,540)   (1,696,435)
     ING VP Money Market                                           2,217,160    23,677,963   (21,460,803)   (6,789,055)
     ING VP Natural Resources                                         (5,042)       21,362       (26,404)      (19,060)
     Janus Aspen Series:
       Janus Aspen Balanced                                       (2,307,049)      838,257    (3,145,306)   (2,223,852)
       Janus Aspen Flexible Income                                  (350,272)      169,983      (520,255)     (394,174)
       Janus Aspen Growth                                         (1,826,595)      627,645    (2,454,240)   (1,648,598)
       Janus Aspen Mid Cap Growth                                   (517,754)    1,553,013    (2,070,767)   (1,191,018)
       Janus Aspen Worldwide Growth                               (2,802,085)    1,689,399    (4,491,484)   (3,435,063)
     Lord Abbett Series Funds, Inc.:
       Lord Abbett Growth and Income                                 287,774       574,778      (287,004)      249,236
       Lord Abbett Mid-Cap Value                                     175,099       254,855       (79,756)       62,337
     MFS(R) Funds:
       MFS(R) VIT Strategic Income Series                            (12,985)       50,404       (63,389)      (33,561)
       MFS(R) VIT Total Return                                     1,611,865     3,528,710    (1,916,845)      441,718
     Oppenheimer Variable Account Funds:
       Oppenheimer Aggressive Growth                                (156,488)      830,981      (987,469)     (134,199)
       Oppenheimer Global Securities                                 438,925     1,117,531      (678,606)      459,397
       Oppenheimer Main Street(R)                                   (105,681)    1,775,963    (1,881,644)      182,239
       Oppenheimer Strategic Bond                                    911,025     2,163,745    (1,252,720)      289,876
     PIMCO VIT Real Return                                            48,252        48,771          (519)            -
     Pioneer Variable Contracts Trust:
       Pioneer Equity Income VCT                                     113,990       144,167       (30,177)        6,570
       Pioneer Fund VCT                                                4,646         4,646             -           276
       Pioneer High Yield VCT                                         20,207        20,203             4             -
       Pioneer Mid Cap Value VCT                                     158,287       240,872       (82,585)       58,218
     Prudential Series Fund, Inc.:
       Jennison                                                       48,371        95,947       (47,576)       40,553
       SP William Blair International Growth                         266,346       529,564      (263,218)      378,568
     UBS Series Trust:
       UBS U.S. Allocation                                          (415,740)      106,543      (522,283)      (61,001)
     Wanger Advisors Trust
       Wanger Select                                                  21,769        21,777            (8)            -
       Wanger U.S. Smaller Companies                                   8,395         9,709        (1,314)            -

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   UNIT SUMMARY

     A summary of units outstanding at December 31, 2004 follows:

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     AIM V.I. CAPITAL APPRECIATION
     Currently payable annuity contracts:                                      $      946,010
     Contracts in accumulation period:
     Non-Qualified V                                  4,777.356   $     9.22           44,047
     Non-Qualified V (0.75)                          44,456.366         9.49          421,891
     Non-Qualified XII                                  998.426         9.46            9,445
     Non-Qualified XIII                             360,588.990         9.99        3,602,284
     Non-Qualified XIV                              498,002.286         9.80        4,880,422
     Non-Qualified XV                               253,032.623         9.70        2,454,416
     Non-Qualified XVI                              162,108.604         5.80          940,230
     Non-Qualified XVIII                            146,608.432         5.69          834,202
     Non-Qualified XIX                              181,279.629         5.73        1,038,732
                                                ---------------                --------------
                                                  1,651,852.712                $   15,171,679
                                                ===============                ==============

     AIM V.I. CORE EQUITY
     Currently payable annuity contracts:                                      $    4,601,788
     Contracts in accumulation period:
     Non-Qualified V                                 47,386.185   $     8.31          393,779
     Non-Qualified V (0.75)                          70,643.921         8.55          604,006
     Non-Qualified IX                                   854.295         8.19            6,997
     Non-Qualified XII                                1,350.732         8.52           11,508
     Non-Qualified XIII                             707,925.921        10.20        7,220,844
     Non-Qualified XIV                            1,122,563.215        10.00       11,225,632
     Non-Qualified XV                               405,693.092         9.91        4,020,419
     Non-Qualified XVI                              176,118.093         6.84        1,204,648
     Non-Qualified XVIII                             86,754.287         6.71          582,121
     Non-Qualified XIX                              288,654.300         6.75        1,948,417
     Non-Qualified XX                                   772.921        12.80            9,893
                                                ---------------                --------------
                                                  2,908,716.962                $   31,830,052
                                                ===============                ==============

     AIM V.I. GOVERNMENT SECURITIES
     Contracts in accumulation period:
     Non-Qualified XIII                             351,284.673   $    12.57   $    4,415,648
     Non-Qualified XIV                              405,962.802        12.39        5,029,879
     Non-Qualified XV                               180,923.683        12.30        2,225,361
     Non-Qualified XVI                              100,760.406        11.85        1,194,011
     Non-Qualified XVIII                             54,060.080        11.62          628,178
     Non-Qualified XIX                               90,863.230        11.70        1,063,100
                                                ---------------                --------------
                                                  1,183,854.875                $   14,556,177
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     AIM V.I. GROWTH
     Currently payable annuity contracts:                                      $    1,170,999
     Contracts in accumulation period:
     Non-Qualified V                                  9,140.493   $     5.84           53,380
     Non-Qualified V (0.75)                          69,428.787         6.01          417,267
     Non-Qualified IX                                 3,976.850         5.76           22,907
     Non-Qualified XII                                1,882.751         5.99           11,278
     Non-Qualified XIII                             596,276.594         7.09        4,227,601
     Non-Qualified XIV                              920,754.794         6.96        6,408,453
     Non-Qualified XV                               294,937.245         6.89        2,032,118
     Non-Qualified XVI                              214,257.930         4.65          996,299
     Non-Qualified XVIII                            116,047.854         4.56          529,178
     Non-Qualified XIX                              234,518.791         4.59        1,076,441
     Non-Qualified XX                                 1,026.458        12.89           13,231
                                                ---------------                --------------
                                                  2,462,248.548                $   16,959,152
                                                ===============                ==============

     AIM V.I. PREMIER EQUITY
     Currently payable annuity contracts:                                      $    2,209,312
     Contracts in accumulation period:
     Non-Qualified V                                  4,628.049   $     7.44           34,433
     Non-Qualified V (0.75)                          64,429.342         7.66          493,529
     Non-Qualified XII                                1,438.345         7.64           10,989
     Non-Qualified XIII                             982,943.022         8.97        8,816,999
     Non-Qualified XIV                            1,636,625.875         8.79       14,385,941
     Non-Qualified XV                               624,438.286         8.71        5,438,857
     Non-Qualified XVI                              244,781.303         6.70        1,640,035
     Non-Qualified XVIII                            111,241.309         6.57          730,855
     Non-Qualified XIX                              391,898.746         6.61        2,590,451
                                                ---------------                --------------
                                                  4,062,424.277                $   36,351,401
                                                ===============                ==============

     ALGER AMERICAN BALANCED
     Contracts in accumulation period:
     Non-Qualified VII                               74,405.311   $    25.89   $    1,926,353
                                                ---------------                --------------
                                                     74,405.311                $    1,926,353
                                                ===============                ==============

     ALGER AMERICAN INCOME & GROWTH
     Contracts in accumulation period:
     Non-Qualified VII                              222,752.570   $    23.57   $    5,250,278
                                                ---------------                --------------
                                                    222,752.570                $    5,250,278
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ALGER AMERICAN LEVERAGED ALLCAP
     Contracts in accumulation period:
     Non-Qualified VII                              205,959.632   $    24.78   $    5,103,680
     Non-Qualified VIII                                  28.180        18.30              516
                                                ---------------                --------------
                                                    205,987.812                $    5,104,196
                                                ===============                ==============

     ALLIANCEBERNSTEIN VPSF GROWTH AND INCOME
     Contracts in accumulation period:
     Non-Qualified XIII                           1,340,371.004   $    11.26   $   15,092,578
     Non-Qualified XIV                            1,421,682.947        11.10       15,780,681
     Non-Qualified XV                               524,886.213        11.03        5,789,495
     Non-Qualified XVI                              457,453.969        11.32        5,178,379
     Non-Qualified XVIII                            149,226.329        11.10        1,656,412
     Non-Qualified XIX                              411,646.408        11.17        4,598,090
                                                ---------------                --------------
                                                  4,305,266.870                $   48,095,635
                                                ===============                ==============

     ALLIANCEBERNSTEIN VPSF PREMIER GROWTH
     Contracts in accumulation period:
     Non-Qualified XIII                             367,754.946   $     5.66   $    2,081,493
     Non-Qualified XIV                              336,525.293         5.58        1,877,811
     Non-Qualified XV                               127,190.393         5.54          704,635
     Non-Qualified XVI                              158,402.222         5.96          944,077
     Non-Qualified XVIII                             69,584.558         5.85          407,070
     Non-Qualified XIX                              259,232.332         5.89        1,526,878
                                                ---------------                --------------
                                                  1,318,689.744                $    7,541,964
                                                ===============                ==============

     ALLIANCEBERNSTEIN VPSF SMALL CAP GROWTH
     Contracts in accumulation period:
     Non-Qualified XIII                             166,824.831   $     9.29   $    1,549,803
     Non-Qualified XIV                              164,698.544         9.16        1,508,639
     Non-Qualified XV                                42,039.517         9.10          382,560
     Non-Qualified XVI                               76,127.075         8.23          626,526
     Non-Qualified XVIII                             76,398.805         8.07          616,538
     Non-Qualified XIX                               56,226.418         8.12          456,559
                                                ---------------                --------------
                                                    582,315.190                $    5,140,625
                                                ---------------                --------------

     AMERICAN CENTURY(R) VP BALANCED
     Contracts in accumulation period:
     Non-Qualified VII                               55,659.781   $    19.69   $    1,095,941
                                                ---------------                --------------
                                                     55,659.781                $    1,095,941
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     AMERICAN CENTURY(R) VP INTERNATIONAL
     Contracts in accumulation period:
     Non-Qualified VII                               73,094.538   $    16.33   $    1,193,634
     Non-Qualified VIII                                 181.390        14.91            2,705
                                                ---------------                --------------
                                                     73,275.928                $    1,196,339
                                                ---------------                --------------

     CALVERT SOCIAL BALANCED
     Contracts in accumulation period:
     Non-Qualified V                                  7,769.057   $    21.74   $      168,899
     Non-Qualified V (0.75)                          13,374.618        22.73          304,005
     Non-Qualified VII                               73,314.482        12.07          884,906
     Non-Qualified VIII                              71,381.996        12.20          870,860
     Non-Qualified XX                                    11.985        12.39              148
                                                ---------------                --------------
                                                    165,852.137                $    2,228,818
                                                ===============                ==============

     FEDERATED AMERICAN LEADERS
     Currently payable annuity contracts:                                      $       88,992
     Contracts in accumulation period:
     Non-Qualified VII                            1,663,262.001   $    25.29       42,063,896
     Non-Qualified VIII                               2,122.775        18.30           38,847
                                                ---------------                --------------
                                                  1,665,384.776                $   42,191,735
                                                ---------------                --------------

     FEDERATED CAPITAL INCOME
     Currently payable annuity contracts:                                      $       13,894
     Contracts in accumulation period:
     Non-Qualified VII                              373,009.228   $    13.82        5,154,988
     Non-Qualified VIII                                  62.461        11.56              722
                                                ---------------                --------------
                                                    373,071.689                $    5,169,604
                                                ===============                ==============

     FEDERATED EQUITY INCOME
     Currently payable annuity contracts:                                      $      115,922
     Contracts in accumulation period:
     Non-Qualified VII                              653,801.141   $    13.73        8,976,690
                                                ---------------                --------------
                                                    653,801.141                $    9,092,612
                                                ===============                ==============

     FEDERATED FUND FOR U.S. GOV'T SECURITIES
     Currently payable annuity contracts:                                      $        2,348
     Contracts in accumulation period:
     Non-Qualified VII                              406,954.815   $    15.83        6,442,095
                                                ---------------                --------------
                                                    406,954.815                $    6,444,443
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     FEDERATED HIGH INCOME BOND
     Currently payable annuity contracts:                                      $       56,298
     Contracts in accumulation period:
     Non-Qualified VII                              665,992.911   $    17.70       11,788,075
     Non-Qualified VIII                                  50.338        15.13              762
                                                ---------------                --------------
                                                    666,043.249                $   11,845,135
                                                ===============                ==============

     FEDERATED INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                      $       35,154
     Contracts in accumulation period:
     Non-Qualified VII                              367,215.587   $    15.87        5,827,711
     Non-Qualified VIII                                 121.712        14.71            1,790
                                                ---------------                --------------
                                                    367,337.299                $    5,864,655
                                                ===============                ==============

     FEDERATED MID CAP GROWTH STRATEGIES
     Contracts in accumulation period:
     Non-Qualified VII                              488,688.448   $    21.43   $   10,472,593
                                                ---------------                --------------
                                                    488,688.448                $   10,472,593
                                                ===============                ==============

     FEDERATED PRIME MONEY
     Contracts in accumulation period:
     Non-Qualified VII                              265,843.750   $    12.51   $    3,325,705
                                                ---------------                --------------
                                                    265,843.750                $    3,325,705
                                                ===============                ==============

     FIDELITY(R) VIP CONTRAFUND(R)
     Contracts in accumulation period:
     Non-Qualified V                                578,222.035   $    25.07   $   14,496,026
     Non-Qualified V (0.75)                         940,536.451        26.20       24,642,055
     Non-Qualified VII                            2,745,175.804        27.52       75,547,238
     Non-Qualified VIII                             609,404.785        22.21       13,534,880
     Non-Qualified IX                                27,014.237        24.59          664,280
     Non-Qualified X                                 25,162.384        25.07          630,821
     Non-Qualified XII                               64,656.396        14.60          943,983
     Non-Qualified XIII                           3,122,247.199        13.62       42,525,007
     Non-Qualified XIV                            3,063,453.759        13.36       40,927,742
     Non-Qualified XV                             1,108,634.390        13.23       14,667,233
     Non-Qualified XVI                              569,499.362        10.51        5,985,438
     Non-Qualified XVIII                            141,674.363        10.30        1,459,246
     Non-Qualified XIX                              660,042.384        10.37        6,844,640
     Non-Qualified XX                                37,912.019        14.00          530,768
                                                ---------------                --------------
                                                 13,693,635.568                $  243,399,357
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     FIDELITY(R) VIP EQUITY-INCOME
     Contracts in accumulation period:
     Non-Qualified V                                517,939.664   $    21.35   $   11,058,012
     Non-Qualified V (0.75)                         899,688.238        22.32       20,081,041
     Non-Qualified VII                            3,222,464.292        25.37       81,753,919
     Non-Qualified VIII                             751,001.056        18.33       13,765,849
     Non-Qualified IX                                16,492.720        20.94          345,358
     Non-Qualified X                                 34,514.892        21.35          736,893
     Non-Qualified XII                               11,078.188        12.73          141,025
     Non-Qualified XIII                           2,406,797.137        12.38       29,796,149
     Non-Qualified XIV                            2,738,587.558        12.14       33,246,453
     Non-Qualified XV                               988,726.273        12.02       11,884,490
     Non-Qualified XVI                              620,023.952        11.53        7,148,876
     Non-Qualified XVIII                            145,500.704        11.31        1,645,613
     Non-Qualified XIX                              589,133.970        11.38        6,704,345
     Non-Qualified XX                                11,243.700        13.40          150,666
                                                ---------------                --------------
                                                 12,953,192.346                $  218,458,689
                                                ===============                ==============

     FIDELITY(R) VIP GROWTH
     Contracts in accumulation period:
     Non-Qualified V                                376,032.222   $    17.19   $    6,463,994
     Non-Qualified V (0.75)                         609,242.033        17.96       10,941,987
     Non-Qualified VII                            1,927,086.897        23.41       45,113,104
     Non-Qualified VIII                             451,192.827        15.62        7,047,632
     Non-Qualified IX                                11,460.252        16.86          193,220
     Non-Qualified X                                 13,505.482        17.19          232,159
     Non-Qualified XII                               16,516.633        10.83          178,875
     Non-Qualified XIII                           1,649,808.401         8.49       14,006,873
     Non-Qualified XIV                            1,506,469.612         8.34       12,563,957
     Non-Qualified XV                               449,121.990         8.27        3,714,239
     Non-Qualified XVI                              727,963.192         6.38        4,644,405
     Non-Qualified XVIII                            215,921.472         6.25        1,349,509
     Non-Qualified XIX                              524,073.822         6.29        3,296,424
     Non-Qualified XX                                 4,116.402        12.49           51,414
                                                ---------------                --------------
                                                  8,482,511.237                $  109,797,792
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     FIDELITY(R) VIP HIGH INCOME
     Currently payable annuity contracts:                                      $    2,676,125
     Contracts in accumulation period:
     Non-Qualified VII                            1,196,221.904   $    12.92       15,455,187
     Non-Qualified VIII                             389,583.384        11.68        4,550,334
     Non-Qualified XIII                             988,970.086         9.02        8,920,510
     Non-Qualified XIV                            1,030,797.434         8.85        9,122,557
     Non-Qualified XV                               357,741.753         8.76        3,133,818
     Non-Qualified XVI                              197,484.522        10.17        2,008,418
     Non-Qualified XVIII                             67,947.438         9.98          678,115
     Non-Qualified XIX                              141,290.907        10.04        1,418,561
                                                ---------------                --------------
                                                  4,370,037.430                $   47,963,625
                                                ===============                ==============

     FIDELITY(R) VIP ASSET MANAGER
     Contracts in accumulation period:
     Non-Qualified VII                              501,150.460   $    19.00   $    9,521,859
     Non-Qualified VIII                             129,569.099        15.94        2,065,331
                                                ---------------                --------------
                                                    630,719.559                $   11,587,190
                                                ===============                ==============

     FIDELITY(R) VIP INVESTMENT GRADE BOND
     Contracts in accumulation period:
     Non-Qualified VII                              118,046.684   $    16.55   $    1,953,673
     Non-Qualified VIII                                 280.757        16.25            4,562
                                                ---------------                --------------
                                                    118,327.440                $    1,958,235
                                                ===============                ==============

     FIDELITY(R) VIP INDEX 500
     Contracts in accumulation period:
     Non-Qualified VII                            2,661,119.324   $    22.16   $   58,970,404
     Non-Qualified VIII                             608,369.163        18.62       11,327,834
                                                ---------------                --------------
                                                  3,269,488.487                $   70,298,238
                                                ===============                ==============

     FIDELITY(R) VIP OVERSEAS
     Contracts in accumulation period:
     Non-Qualified V                                132,647.290   $    15.11   $    2,004,301
     Non-Qualified V (0.75)                         334,500.483        15.79        5,281,763
     Non-Qualified VII                              442,931.136        16.51        7,312,793
     Non-Qualified VIII                              65,358.143        14.11          922,203
     Non-Qualified IX                                 1,597.560        14.82           23,676
     Non-Qualified X                                  2,466.855        15.11           37,274
     Non-Qualified XII                                  161.441        10.99            1,774
     Non-Qualified XX                                 6,279.490        13.56           85,150
                                                ---------------                --------------
                                                    985,942.399                $   15,668,934
                                                ===============                ==============


ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     FRANKLIN SMALL CAP VALUE SECURITIES
     Contracts in accumulation period:
     Non-Qualified V                                 54,597.128   $    14.71   $      803,124
     Non-Qualified V (0.75)                         233,334.061        14.96        3,490,678
     Non-Qualified IX                                 2,286.911        14.58           33,343
     Non-Qualified XII                                   95.187        14.94            1,422
     Non-Qualified XX                                 3,782.881        14.73           55,722
                                                ---------------                --------------
                                                    294,096.169                $    4,384,289
                                                ===============                ==============

     ING GET FUND - SERIES H
     Contracts in accumulation period:
     Non-Qualified V                                 67,541.300   $    10.49   $      708,508
     Non-Qualified V (0.75)                          45,587.065        10.75          490,061
     Non-Qualified VII                              913,267.127        10.27        9,379,253
     Non-Qualified VIII                              76,443.081        10.35          791,186
     Non-Qualified IX                                   356.553        10.35            3,690
     Non-Qualified XIII                           2,696,120.752        10.51       28,336,229
     Non-Qualified XIV                            2,953,513.815        10.35       30,568,868
     Non-Qualified XV                             1,484,375.059        10.27       15,244,532
                                                ---------------                --------------
                                                  8,237,204.751                $   85,522,327
                                                ===============                ==============

     ING GET FUND - SERIES I
     Contracts in accumulation period:
     Non-Qualified VII                              185,605.239   $    10.14   $    1,882,037
     Non-Qualified VIII                              13,210.136        10.22          135,008
     Non-Qualified XIII                           1,961,474.309        10.37       20,340,489
     Non-Qualified XIV                            2,236,446.267        10.22       22,856,481
     Non-Qualified XV                             1,524,722.682        10.14       15,460,688
                                                ---------------                --------------
                                                  5,921,458.633                $   60,674,703
                                                ===============                ==============

     ING GET FUND - SERIES J
     Contracts in accumulation period:
     Non-Qualified VII                              110,507.746   $    10.04   $    1,109,498
     Non-Qualified VIII                              31,335.696        10.11          316,804
     Non-Qualified XIII                           1,369,142.531        10.25       14,033,711
     Non-Qualified XIV                            1,953,020.598        10.11       19,745,038
     Non-Qualified XV                             1,188,078.672        10.04       11,928,310
                                                ---------------                --------------
                                                  4,652,085.243                $   47,133,361
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET FUND - SERIES K
     Contracts in accumulation period:
     Non-Qualified VII                               36,609.989   $    10.04   $      367,564
     Non-Qualified VIII                               4,910.792        10.11           49,648
     Non-Qualified XIII                           1,035,095.577        10.24       10,599,379
     Non-Qualified XIV                            1,166,323.491        10.11       11,791,530
     Non-Qualified XV                               653,734.960        10.04        6,563,499
     Non-Qualified XVI                              996,110.292         9.99        9,951,142
     Non-Qualified XVIII                            700,222.473         9.80        6,862,180
     Non-Qualified XIX                              936,693.016         9.86        9,235,793
                                                ---------------                --------------
                                                  5,529,700.591                $   55,420,735
                                                ===============                ==============

     ING GET FUND - SERIES L
     Contracts in accumulation period:
     Non-Qualified VII                               50,540.968   $    10.01   $      505,915
     Non-Qualified VIII                              28,127.612        10.07          283,245
     Non-Qualified XIII                             779,802.309        10.20        7,953,984
     Non-Qualified XIV                              659,969.200        10.07        6,645,890
     Non-Qualified XV                               526,247.352        10.01        5,267,736
     Non-Qualified XVI                            1,378,623.332         9.99       13,772,447
     Non-Qualified XVIII                            709,612.393         9.80        6,954,201
     Non-Qualified XIX                            1,066,459.640         9.87       10,525,957
                                                ---------------                --------------
                                                  5,199,382.806                $   51,909,375
                                                ===============                ==============

     ING GET FUND - SERIES M
     Contracts in accumulation period:
     Non-Qualified VII                              139,615.734   $    10.07   $    1,405,930
     Non-Qualified VIII                               2,054.045        10.13           20,807
     Non-Qualified XIII                           1,153,320.460        10.25       11,821,535
     Non-Qualified XIV                            1,065,649.839        10.13       10,795,033
     Non-Qualified XV                               542,666.259        10.07        5,464,649
     Non-Qualified XVI                            2,067,494.771        10.05       20,778,322
     Non-Qualified XVIII                          1,176,204.849         9.88       11,620,904
     Non-Qualified XIX                            1,499,760.470         9.94       14,907,619
                                                ---------------                --------------
                                                  7,646,766.426                $   76,814,799
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET FUND - SERIES N
     Contracts in accumulation period:
     Non-Qualified VII                              194,406.537   $    10.25   $    1,992,667
     Non-Qualified VIII                               2,232.224        10.31           23,014
     Non-Qualified XIII                             852,806.374        10.42        8,886,242
     Non-Qualified XIV                              618,108.096        10.31        6,372,694
     Non-Qualified XV                               359,984.576        10.25        3,689,842
     Non-Qualified XVI                            2,139,941.936        10.24       21,913,005
     Non-Qualified XVIII                            619,359.210        10.07        6,236,947
     Non-Qualified XIX                            1,401,303.250        10.13       14,195,202
                                                ---------------                --------------
                                                  6,188,142.201                $   63,309,613
                                                ===============                ==============

     ING GET FUND - SERIES P
     Contracts in accumulation period:
     Non-Qualified VII                              326,411.699   $    10.10   $    3,296,758
     Non-Qualified VIII                              40,193.485        10.15          407,964
     Non-Qualified XIII                             629,846.899        10.25        6,455,931
     Non-Qualified XIV                              403,353.697        10.15        4,094,040
     Non-Qualified XV                               258,151.521        10.10        2,607,330
     Non-Qualified XVI                            1,177,856.676        10.08       11,872,795
     Non-Qualified XVIII                            899,493.062         9.93        8,931,966
     Non-Qualified XIX                            1,024,231.132         9.98       10,221,827
                                                ---------------                --------------
                                                  4,759,538.172                $   47,888,611
                                                ===============                ==============

     ING GET FUND - SERIES Q
     Contracts in accumulation period:
     Non-Qualified VII                              100,162.724   $    10.37   $    1,038,687
     Non-Qualified VIII                              22,844.644        10.41          237,813
     Non-Qualified XIII                             590,828.312        10.51        6,209,606
     Non-Qualified XIV                              401,231.112        10.41        4,176,816
     Non-Qualified XV                                81,930.596        10.37          849,620
     Non-Qualified XVI                            1,081,275.847        10.35       11,191,205
     Non-Qualified XVIII                            405,653.589        10.21        4,141,723
     Non-Qualified XIX                              978,150.211        10.25       10,026,040
                                                ---------------                --------------
                                                  3,662,077.034                $   37,871,510
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET FUND - SERIES R
     Contracts in accumulation period:
     Non-Qualified VII                               86,125.429   $    10.60   $      912,930
     Non-Qualified VIII                              25,963.079        10.64          276,247
     Non-Qualified XIII                             634,318.832        10.73        6,806,241
     Non-Qualified XIV                              289,900.343        10.64        3,084,540
     Non-Qualified XV                                90,067.592        10.60          954,716
     Non-Qualified XVI                              894,325.843        10.58        9,461,967
     Non-Qualified XVIII                            264,174.321        10.45        2,760,622
     Non-Qualified XIX                              867,026.244        10.49        9,095,105
                                                ---------------                --------------
                                                  3,151,901.683                $   33,352,368
                                                ===============                ==============

     ING GET FUND - SERIES S
     Contracts in accumulation period:
     Non-Qualified V                                 15,786.917   $    10.61   $      167,499
     Non-Qualified V (0.75)                         163,909.487        10.75        1,762,027
     Non-Qualified VII                              281,354.347        10.51        2,957,034
     Non-Qualified VIII                              53,942.447        10.55          569,093
     Non-Qualified XIII                             396,493.363        10.63        4,214,724
     Non-Qualified XIV                              331,915.997        10.55        3,501,714
     Non-Qualified XV                               107,787.124        10.51        1,132,843
     Non-Qualified XVI                              770,727.012        10.49        8,084,926
     Non-Qualified XVIII                            390,126.681        10.37        4,045,614
     Non-Qualified XIX                              960,451.830        10.41        9,998,304
                                                ---------------                --------------
                                                  3,472,495.203                $   36,433,778
                                                ===============                ==============

     ING GET FUND - SERIES T
     Contracts in accumulation period:
     Non-Qualified VII                              200,303.981   $    10.54   $    2,111,204
     Non-Qualified VIII                              28,186.128        10.57          297,927
     Non-Qualified XIII                             339,609.024        10.65        3,616,836
     Non-Qualified XIV                              200,908.415        10.57        2,123,602
     Non-Qualified XV                                91,165.697        10.54          960,886
     Non-Qualified XVI                              804,753.084        10.53        8,474,050
     Non-Qualified XVIII                            209,779.754        10.42        2,185,905
     Non-Qualified XIX                              812,521.709        10.45        8,490,852
                                                ---------------                --------------
                                                  2,687,227.792                $   28,261,262
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET FUND - SERIES U
     Contracts in accumulation period:
     Non-Qualified VII                               65,819.111   $    10.70   $      704,264
     Non-Qualified VIII                               9,935.670        10.73          106,610
     Non-Qualified XIII                             401,464.245        10.80        4,335,814
     Non-Qualified XIV                              182,988.822        10.73        1,963,470
     Non-Qualified XV                                61,556.532        10.70          658,655
     Non-Qualified XVI                              922,251.061        10.69        9,858,864
     Non-Qualified XVIII                            156,377.383        10.59        1,656,036
     Non-Qualified XIX                              752,245.927        10.62        7,988,852
                                                ---------------                --------------
                                                  2,552,638.750                $   27,272,565
                                                ===============                ==============

     ING GET FUND - SERIES V
     Contracts in accumulation period:
     Non-Qualified VII                              131,235.353   $     9.77   $    1,282,169
     Non-Qualified VIII                             108,342.823         9.80        1,061,760
     Non-Qualified XIII                             481,710.875         9.85        4,744,852
     Non-Qualified XIV                              314,845.045         9.80        3,085,481
     Non-Qualified XV                               115,521.829         9.77        1,128,648
     Non-Qualified XVI                            2,389,684.474         9.76       23,323,320
     Non-Qualified XVIII                            315,441.889         9.68        3,053,477
     Non-Qualified XIX                            1,833,255.185         9.71       17,800,908
                                                ---------------                --------------
                                                  5,690,037.473                $   55,480,615
                                                ===============                ==============

     ING AMERICAN FUNDS GROWTH
     Contracts in accumulation period:
     Non-Qualified XIII                              64,969.632   $    10.50   $      682,181
     Non-Qualified XIV                               52,636.321        10.50          552,681
     Non-Qualified XV                                 4,609.087        10.49           48,349
     Non-Qualified XVI                               37,154.887        10.49          389,755
     Non-Qualified XVIII                                495.785        10.49            5,201
     Non-Qualified XIX                                9,096.432        10.49           95,422
                                                ---------------                --------------
                                                    168,962.144                $    1,773,589
                                                ===============                ==============

     ING AMERICAN FUNDS GROWTH-INCOME
     Currently payable annuity contracts:                                      $      195,193
     Contracts in accumulation period:
     Non-Qualified XIII                              77,766.002   $    10.37          806,433
     Non-Qualified XIV                               73,449.107        10.37          761,667
     Non-Qualified XIX                               11,563.638        10.36          119,799
     Non-Qualified XV                                34,305.837        10.36          355,408
     Non-Qualified XVI                                7,195.969        10.36           74,550
     Non-Qualified XVIII                              3,297.439        10.36           34,161
                                                ---------------                --------------
                                                    207,577.992                $    2,347,211
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING AMERICAN FUNDS INTERNATIONAL
     Contracts in accumulation period:
     Non-Qualified XIII                             458,581.695   $    10.61   $    4,865,552
     Non-Qualified XIV                              128,125.693        10.60        1,358,132
     Non-Qualified XV                               149,631.219        10.60        1,586,091
     Non-Qualified XVI                              109,098.312        10.60        1,156,442
     Non-Qualified XVIII                              2,432.049        10.59           25,755
     Non-Qualified XIX                                7,741.755        10.59           81,985
                                                ---------------                --------------
                                                    855,610.723                $    9,073,957
                                                ===============                ==============

     ING JULIUS BAER FOREIGN
     Contracts in accumulation period:
     Non-Qualified V (0.75)                          20,616.122   $    11.72   $      241,621
                                                ---------------                --------------
                                                     20,616.122                $      241,621
                                                ===============                ==============

     ING LEGG MASON VALUE
     Contracts in accumulation period:
     Non-Qualified XIII                              43,882.190   $    10.96   $      480,949
     Non-Qualified XIV                               32,623.387        10.96          357,552
     Non-Qualified XV                                 2,325.615        10.96           25,489
     Non-Qualified XVI                                  339.198        10.96            3,718
     Non-Qualified XVIII                                693.225        10.95            7,591
     Non-Qualified XIX                                  583.397        10.95            6,388
                                                ---------------                --------------
                                                     80,447.012                $      881,687
                                                ===============                ==============

     ING MFS TOTAL RETURN
     Contracts in accumulation period:
     Non-Qualified V                                 46,457.410   $    12.39   $      575,607
     Non-Qualified V (0.75)                          91,791.125        12.49        1,146,471
     Non-Qualified X                                  1,213.034        12.39           15,029
     Non-Qualified XII                                1,011.752        12.48           12,627
     Non-Qualified XX                                11,809.597        12.45          147,029
     Non-Qualified IX                                 1,929.185        12.85           24,790
                                                ---------------                --------------
                                                    154,212.102                $    1,921,553
                                                ===============                ==============

     ING T. ROWE PRICE EQUITY INCOME
     Contracts in accumulation period:
     Non-Qualified V                                 55,087.140   $    13.81   $      760,753
     Non-Qualified V (0.75)                         110,301.927        13.93        1,536,506
     Non-Qualified IX                                   779.150        14.63           11,399
     Non-Qualified XX                                 1,867.106        13.88           25,915
                                                ---------------                --------------
                                                    168,035.323                $    2,334,573
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING AELTUS ENHANCED INDEX
     Contracts in accumulation period:
     Non-Qualified V                                  1,165.666   $    10.98   $       12,799
     Non-Qualified V (0.75)                           5,910.203        11.13           65,781
                                                ---------------                --------------
                                                      7,075.868                $       78,580
                                                ===============                ==============

     ING AMERICAN CENTURY SELECT
     Contracts in accumulation period:
     Non-Qualified V                                  6,768.077   $     9.93   $       67,207
     Non-Qualified V (0.75)                          40,149.843        10.06          403,907
     Non-Qualified XII                                1,727.587        10.05           17,362
                                                ---------------                --------------
                                                     48,645.507                $      488,476
                                                ===============                ==============

     ING AMERICAN CENTURY SMALL CAP VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 15,263.666   $    12.96   $      197,817
     Non-Qualified V (0.75)                          48,611.446        13.13          638,268
     Non-Qualified IX                                    77.695        12.87            1,000
     Non-Qualified XII                                  336.239        13.12            4,411
     Non-Qualified XX                                12,845.926        15.00          192,689
                                                ---------------                --------------
                                                     77,134.971                $    1,034,185
                                                ===============                ==============

     ING BARON SMALL CAP GROWTH
     Contracts in accumulation period:
     Non-Qualified V                                 63,157.998   $    14.47   $      913,896
     Non-Qualified V (0.75)                         123,221.405        14.66        1,806,426
     Non-Qualified IX                                 1,709.159        14.37           24,561
     Non-Qualified XII                                  502.935        14.64            7,363
     Non-Qualified XX                                11,637.454        16.22          188,760
                                                ---------------                --------------
                                                    200,228.950                $    2,941,006
                                                ===============                ==============

     ING GOLDMAN SACHS(R) CAPITAL GROWTH
     Contracts in accumulation period:
     Non-Qualified V                                  3,290.441   $    10.55   $       34,714
     Non-Qualified V (0.75)                          24,427.421        10.69          261,129
     Non-Qualified XII                                  873.236        10.67            9,317
     Non-Qualified XX                                   774.193        12.61            9,763
                                                ---------------                --------------
                                                     29,365.291                $      314,923
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING JPMORGAN INTERNATIONAL
     Currently payable annuity contracts:                                      $    2,689,027
     Contracts in accumulation period:
     Non-Qualified V                                209,092.011   $    22.92        4,792,389
     Non-Qualified V (0.75)                         243,086.212        23.96        5,824,346
     Non-Qualified VII                              248,566.444        12.55        3,119,509
     Non-Qualified VIII                              85,528.471        12.69        1,085,356
     Non-Qualified IX                                 4,981.858        22.48          111,992
     Non-Qualified X                                  3,217.308        22.92           73,741
     Non-Qualified XII                                3,896.660        11.06           43,097
     Non-Qualified XIII                             996,680.848        10.25       10,215,979
     Non-Qualified XIV                              918,379.584        10.05        9,229,715
     Non-Qualified XV                               322,703.366         9.95        3,210,898
     Non-Qualified XVI                              207,690.373         8.49        1,763,291
     Non-Qualified XVIII                             62,180.952         8.33          517,967
     Non-Qualified XIX                              160,467.191         8.38        1,344,715
     Non-Qualified XX                                   628.700        13.27            8,343
                                                ---------------                --------------
                                                  3,467,099.976                $   44,030,365
                                                ===============                ==============

     ING JPMORGAN MID CAP VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 29,365.209   $    14.02   $      411,700
     Non-Qualified V (0.75)                         106,478.599        14.21        1,513,061
     Non-Qualified IX                                 1,516.658        13.93           21,127
     Non-Qualified XX                                16,913.274        15.92          269,259
                                                ---------------                --------------
                                                    154,273.739                $    2,215,147
                                                ===============                ==============

     ING MFS CAPITAL OPPORTUNITIES
     Currently payable annuity contracts:                                      $    3,012,586
     Contracts in accumulation period:
     Non-Qualified V                                177,277.282   $    26.41        4,681,893
     Non-Qualified V (0.75)                         134,825.156        27.61        3,722,523
     Non-Qualified VII                              591,044.239        12.42        7,340,769
     Non-Qualified VIII                             170,464.753        12.56        2,141,037
     Non-Qualified IX                                 6,217.577        25.90          161,035
     Non-Qualified X                                  5,194.496        26.41          137,187
     Non-Qualified XIII                             555,400.451        10.26        5,698,409
     Non-Qualified XIV                              654,366.321        10.06        6,582,925
     Non-Qualified XV                               166,305.777         9.96        1,656,406
     Non-Qualified XVI                              239,846.526         6.31        1,513,432
     Non-Qualified XVIII                             97,533.866         6.18          602,759
     Non-Qualified XIX                              155,775.960         6.22          968,926
     Non-Qualified XX                                   287.279        13.26            3,809
                                                ---------------                --------------
                                                  2,954,539.683                $   38,223,696
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING OPCAP BALANCED VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 79,196.261   $    11.70   $      926,596
     Non-Qualified V (0.75)                          90,164.841        11.85        1,068,453
     Non-Qualified IX                                 6,822.380        11.13           75,933
     Non-Qualified XX                                 3,984.796        13.87           55,269
                                                ---------------                --------------
                                                    180,168.278                $    2,126,251
                                                ===============                ==============

     ING OPPENHEIMER GLOBAL
     Contracts in accumulation period:
     Non-Qualified V                                    588.125   $    12.30   $        7,234
     Non-Qualified V (0.75)                           1,215.370        12.47           15,156
                                                ---------------                --------------
                                                      1,803.495                $       22,390
                                                ===============                ==============

     ING PIMCO TOTAL RETURN
     Contracts in accumulation period:
     Non-Qualified V                                 63,478.176   $    11.35   $      720,477
     Non-Qualified V (0.75)                         237,732.193        11.50        2,733,920
     Non-Qualified IX                                25,605.361        11.27          288,572
     Non-Qualified XX                                12,682.799        11.18          141,794
                                                ---------------                --------------
                                                    339,498.529                $    3,884,763
                                                ===============                ==============

     ING SALOMON BROTHERS AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                      $    1,521,742
     Contracts in accumulation period:
     Non-Qualified V                                327,368.492   $    14.25        4,665,001
     Non-Qualified V (0.75)                         258,443.178        14.90        3,850,803
     Non-Qualified VII                            1,960,116.407        13.62       26,696,785
     Non-Qualified VIII                             318,928.925         9.33        2,975,607
     Non-Qualified IX                                12,319.500        13.98          172,227
     Non-Qualified X                                 16,173.306        14.25          230,470
     Non-Qualified XII                                4,262.639         8.14           34,698
     Non-Qualified XIII                             556,577.509         7.72        4,296,778
     Non-Qualified XIV                              656,230.280         7.57        4,967,663
     Non-Qualified XV                               233,079.861         7.50        1,748,099
     Non-Qualified XVI                              162,985.635         5.27          858,934
     Non-Qualified XVIII                             96,803.142         5.17          500,472
     Non-Qualified XIX                              137,503.346         5.20          715,017
     Non-Qualified XX                                 1,505.178        13.63           20,516
                                                ---------------                --------------
                                                  4,742,297.398                $   53,254,812
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING SALOMON BROTHERS FUNDAMENTAL VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 37,944.636   $    11.40   $      432,569
     Non-Qualified V (0.75)                          86,617.340        11.55        1,000,430
     Non-Qualified IX                                 3,163.554        11.05           34,957
     Non-Qualified XX                                 1,125.966        13.75           15,482
                                                ---------------                --------------
                                                    128,851.496                $    1,483,438
                                                ===============                ==============

     ING SALOMON BROTHERS INVESTORS VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 20,196.772   $    11.02   $      222,568
     Non-Qualified V (0.75)                          14,067.335        11.17          157,132
     Non-Qualified XX                                   532.809        13.23            7,049
                                                ---------------                --------------
                                                     34,796.915                $      386,749
                                                ===============                ==============

     ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
     Contracts in accumulation period:
     Non-Qualified V                                 15,530.124   $    11.20   $      173,937
     Non-Qualified V (0.75)                          32,163.821        11.35          365,059
     Non-Qualified IX                                 1,574.963        10.90           17,167
     Non-Qualified XII                                  315.152        11.33            3,571
     Non-Qualified XX                                 3,746.698        14.04           52,604
                                                ---------------                --------------
                                                     53,330.758                $      612,338
                                                ===============                ==============

     ING T. ROWE PRICE GROWTH EQUITY
     Currently payable annuity contracts:                                      $    6,726,345
     Contracts in accumulation period:
     Non-Qualified V                                217,537.390   $    20.42        4,442,114
     Non-Qualified V (0.75)                         413,855.475        21.35        8,835,814
     Non-Qualified VII                            1,898,218.540        25.72       48,822,181
     Non-Qualified VIII                             244,111.377        18.76        4,579,529
     Non-Qualified IX                                11,357.968        20.03          227,500
     Non-Qualified X                                 10,065.144        20.42          205,530
     Non-Qualified XII                                1,744.951        12.62           22,021
     Non-Qualified XX                                 4,347.277        13.82           60,079
                                                ---------------                --------------
                                                  2,801,238.122                $   73,921,113
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING UBS U.S. LARGE CAP EQUITY
     Contracts in accumulation period:
     Non-Qualified V                                261,133.863   $    14.50   $    3,786,441
     Non-Qualified V (0.75)                         202,035.759        15.16        3,062,862
     Non-Qualified VI                                18,709.954        12.29          229,945
     Non-Qualified VII                            1,400,306.790        14.22       19,912,363
     Non-Qualified VIII                             273,287.807         9.86        2,694,618
     Non-Qualified IX                                 6,637.062        14.22           94,379
     Non-Qualified X                                136,060.306        14.50        1,972,874
     Non-Qualified XI                                 8,356.733        12.29          102,704
     Non-Qualified XIII                             341,549.440         9.64        3,292,537
     Non-Qualified XIV                              503,214.629         9.45        4,755,378
     Non-Qualified XV                               182,701.292         9.36        1,710,084
     Non-Qualified XVI                              138,043.732         7.01          967,687
     Non-Qualified XVIII                             37,967.721         6.88          261,218
     Non-Qualified XIX                              120,594.309         6.92          834,513
                                                ---------------                --------------
                                                  3,630,599.396                $   43,677,603
                                                ===============                ==============

     ING VAN KAMPEN COMSTOCK
     Contracts in accumulation period:
     Non-Qualified V                                 50,627.599   $    12.26   $      620,694
     Non-Qualified V (0.75)                         228,373.167        12.43        2,838,678
     Non-Qualified IX                                   571.570        12.18            6,962
     Non-Qualified XII                                2,753.062        12.41           34,166
     Non-Qualified XX                                15,764.911        14.32          225,754
                                                ---------------                --------------
                                                    298,090.309                $    3,726,254
                                                ===============                ==============

     ING VAN KAMPEN EQUITY AND INCOME
     Contracts in accumulation period:
     Non-Qualified V                                  3,087.856   $    10.98   $       33,905
     Non-Qualified V (0.75)                           9,072.582        11.13          100,978
     Non-Qualified IX                                   162.188        10.36            1,680
                                                ---------------                --------------
                                                     12,322.626                $      136,563
                                                ===============                ==============

     ING VP STRATEGIC ALLOCATION BALANCED
     Currently payable annuity contracts:                                      $    2,888,023
     Contracts in accumulation period:
     Non-Qualified V                                 63,295.330   $    17.17        1,086,781
     Non-Qualified V (0.75)                         101,617.519        17.95        1,824,034
     Non-Qualified VII                              755,251.393        16.92       12,778,854
     Non-Qualified VIII                             139,920.313        15.45        2,161,769
     Non-Qualified IX                                   474.508        16.84            7,991
     Non-Qualified X                                  4,238.994        17.63           74,733
                                                ---------------                --------------
                                                  1,064,798.058                $   20,822,185
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP STRATEGIC ALLOCATION GROWTH
     Currently payable annuity contracts:                                      $    2,083,387
     Contracts in accumulation period:
     Non-Qualified V                                 69,723.542   $    17.75        1,237,593
     Non-Qualified V (0.75)                         167,874.904        18.56        3,115,758
     Non-Qualified VII                              441,999.428        17.49        7,730,570
     Non-Qualified VIII                              76,407.357        15.68        1,198,067
     Non-Qualified IX                                 2,864.545        17.41           49,872
     Non-Qualified X                                 11,856.558        18.23          216,145
                                                ---------------                --------------
                                                    770,726.333                $   15,631,392
                                                ===============                ==============

     ING VP STRATEGIC ALLOCATION INCOME
     Currently payable annuity contracts:                                      $    3,576,463
     Contracts in accumulation period:
     Non-Qualified V                                 49,393.099   $    16.78          828,816
     Non-Qualified V (0.75)                          39,677.304        17.54          695,940
     Non-Qualified VII                              584,968.242        16.54        9,675,375
     Non-Qualified VIII                             226,963.262        15.55        3,529,279
     Non-Qualified IX                                   847.971        16.46           13,958
     Non-Qualified X                                 23,795.635        17.24          410,237
                                                ---------------                --------------
                                                    925,645.513                $   18,730,068
                                                ===============                ==============

     ING VP GROWTH AND INCOME
     Currently payable annuity contracts:                                      $   96,985,864
     Contracts in accumulation period:
     Non-Qualified 1964                                 958.678   $   216.86          207,899
     Non-Qualified V                              3,268,534.038        20.20       66,024,388
     Non-Qualified V (0.75)                       5,523,034.839        21.12      116,646,496
     Non-Qualified VI                               955,485.793        18.99       18,144,675
     Non-Qualified VII                            3,054,426.694        19.96       60,966,357
     Non-Qualified VIII                             672,513.018        13.46        9,052,025
     Non-Qualified IX                                48,536.358        19.82          961,991
     Non-Qualified X                              1,401,295.006        20.59       28,852,664
     Non-Qualified XI                                23,823.864        19.35          460,992
     Non-Qualified XII                               36,332.653         8.50          308,828
     Non-Qualified XIII                           1,061,351.422         8.16        8,660,628
     Non-Qualified XIV                            1,142,343.424         8.00        9,138,747
     Non-Qualified XV                               388,591.091         7.93        3,081,527
     Non-Qualified XVI                              224,659.164         7.08        1,590,587
     Non-Qualified XVIII                             86,309.022         6.94          598,985
     Non-Qualified XIX                              152,210.147         6.99        1,063,949
     Non-Qualified XX                                49,972.311        12.22          610,662
                                                ---------------                --------------
                                                 18,090,377.521                $  423,357,264
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET U.S. CORE - SERIES 1
     Contracts in accumulation period:
     Non-Qualified VII                               67,853.261   $    10.41   $      706,352
     Non-Qualified VIII                              25,406.738        10.43          264,992
     Non-Qualified XIII                             539,936.925        10.48        5,658,539
     Non-Qualified XIV                              212,597.585        10.43        2,217,393
     Non-Qualified XV                                14,354.551        10.41          149,431
     Non-Qualified XVI                              628,884.672        10.40        6,540,401
     Non-Qualified XVIII                            106,535.292        10.32        1,099,444
     Non-Qualified XIX                              618,894.358        10.35        6,405,557
                                                ---------------                --------------
                                                  2,214,463.383                $   23,042,109
                                                ===============                ==============

     ING GET U.S. CORE - SERIES 2
     Contracts in accumulation period:
     Non-Qualified VII                              121,675.337   $    10.21   $    1,242,305
     Non-Qualified VIII                              40,825.189        10.23          417,642
     Non-Qualified XIII                             442,613.409        10.27        4,545,640
     Non-Qualified XIV                              354,366.915        10.23        3,625,174
     Non-Qualified XV                                79,260.253        10.21          809,247
     Non-Qualified XVI                              501,366.663        10.20        5,113,940
     Non-Qualified XVIII                             75,607.469        10.14          766,660
     Non-Qualified XIX                              323,073.279        10.16        3,282,425
                                                ---------------                --------------
                                                  1,938,788.514                $   19,803,033
                                                ===============                ==============

     ING GET U.S. CORE - SERIES 3
     Contracts in accumulation period:
     Non-Qualified VII                            1,371,223.983   $     9.94   $   13,629,966
     Non-Qualified VIII                             685,663.474         9.96        6,829,208
     Non-Qualified XIII                           1,017,358.830         9.99       10,163,415
     Non-Qualified XIV                              659,441.327         9.96        6,568,036
     Non-Qualified XV                               288,867.649         9.94        2,871,344
     Non-Qualified XVI                              530,341.249         9.93        5,266,289
     Non-Qualified XVIII                            124,668.947         9.89        1,232,976
     Non-Qualified XIX                              813,413.002         9.90        8,052,789
                                                ---------------                --------------
                                                  5,490,978.460                $   54,614,023
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET U.S. CORE - SERIES 4
     Contracts in accumulation period:
     Non-Qualified VII                               55,350.795   $    10.37   $      573,988
     Non-Qualified VIII                              11,072.267        10.39          115,041
     Non-Qualified XIII                             200,119.233        10.41        2,083,241
     Non-Qualified XIV                              145,744.408        10.39        1,514,284
     Non-Qualified XV                                47,789.603        10.37          495,578
     Non-Qualified XVI                              162,517.855        10.37        1,685,310
     Non-Qualified XVIII                             15,848.954        10.33          163,720
     Non-Qualified XIX                              149,145.760        10.34        1,542,167
                                                ---------------                --------------
                                                    787,588.874                $    8,173,329
                                                ===============                ==============

     ING GET U.S. CORE - SERIES 5
     Contracts in accumulation period:
     Non-Qualified VII                               26,471.768   $    10.47   $      277,159
     Non-Qualified VIII                              21,298.617        10.48          223,210
     Non-Qualified XIII                             167,666.632        10.50        1,760,500
     Non-Qualified XIV                               32,995.601        10.48          345,794
     Non-Qualified XV                                34,183.739        10.47          357,904
     Non-Qualified XVI                               94,001.789        10.47          984,199
     Non-Qualified XVIII                             10,903.412        10.44          113,832
     Non-Qualified XIX                               34,937.327        10.45          365,095
                                                ---------------                --------------
                                                    422,458.885                $    4,427,693
                                                ===============                ==============

     ING GET U.S. CORE - SERIES 6
     Contracts in accumulation period:
     Non-Qualified VII                            1,006,500.128   $    10.07   $   10,135,456
     Non-Qualified VIII                             136,215.985        10.08        1,373,057
     Non-Qualified XIII                           2,749,880.961        10.09       27,746,299
     Non-Qualified XIV                            2,752,856.551        10.08       27,748,794
     Non-Qualified XV                             1,821,453.506        10.07       18,342,037
     Non-Qualified XVI                              154,287.101        10.07        1,553,671
     Non-Qualified XVIII                              7,176.233        10.06           72,193
     Non-Qualified XIX                              111,210.513        10.06        1,118,778
                                                ---------------                --------------
                                                  8,739,580.979                $   88,090,285
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING GET U.S. CORE - SERIES 7
     Contracts in accumulation period:
     Non-Qualified VII                              887,189.220   $    10.00   $    8,871,892
     Non-Qualified VIII                              90,036.970        10.00          900,370
     Non-Qualified XIII                           1,474,440.651        10.00       14,744,407
     Non-Qualified XIV                            1,993,287.507        10.00       19,932,875
     Non-Qualified XV                             1,243,708.522        10.00       12,437,085
     Non-Qualified XVI                                8,296.068        10.00           82,961
     Non-Qualified XVIII                              4,563.610        10.00           45,636
                                                ---------------                --------------
                                                  5,701,522.548                $   57,015,226
                                                ===============                ==============

     ING VP GLOBAL SCIENCE AND TECHNOLOGY
     Contracts in accumulation period:
     Non-Qualified V                                238,094.069   $     3.60   $      857,139
     Non-Qualified V (0.75)                         572,201.585         3.69        2,111,424
     Non-Qualified VII                              707,920.613         3.58        2,534,356
     Non-Qualified VIII                              79,278.288         3.60          285,402
     Non-Qualified IX                                24,497.489         3.56           87,211
     Non-Qualified X                                 14,401.611         3.65           52,566
     Non-Qualified XII                                3,645.165         3.68           13,414
     Non-Qualified XIII                             466,052.674         3.65        1,701,092
     Non-Qualified XIV                              439,023.168         3.60        1,580,483
     Non-Qualified XV                                62,318.927         3.58          223,102
     Non-Qualified XVI                              139,144.166         3.73          519,008
     Non-Qualified XVIII                             29,625.846         3.66          108,431
     Non-Qualified XIX                               80,521.064         3.68          296,318
     Non-Qualified XX                                   222.556        11.96            2,662
                                                ---------------                --------------
                                                  2,856,947.221                $   10,372,608
                                                ===============                ==============

     ING VP GROWTH
     Currently payable annuity contracts:                                      $    2,692,068
     Contracts in accumulation period:
     Non-Qualified V                                 48,730.321   $    14.30          696,844
     Non-Qualified V (0.75)                         351,384.521        14.86        5,221,574
     Non-Qualified VII                              399,687.310        14.13        5,647,582
     Non-Qualified VIII                             181,830.624        14.29        2,598,360
     Non-Qualified IX                                 1,392.490        14.03           19,537
     Non-Qualified XII                                  329.799         9.25            3,051
     Non-Qualified XIII                             554,358.579         8.52        4,723,135
     Non-Qualified XIV                              539,251.173         8.36        4,508,140
     Non-Qualified XV                               111,972.355         8.28          927,131
     Non-Qualified XVI                              115,521.339         5.48          633,057
     Non-Qualified XVIII                             12,606.150         5.38           67,821
     Non-Qualified XIX                               62,734.392         5.41          339,393
     Non-Qualified XX                                   227.784        12.62            2,875
                                                ---------------                --------------
                                                  2,380,026.839                $   28,080,568
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP INDEX PLUS LARGECAP
     Currently payable annuity contracts:                                      $   44,116,055
     Contracts in accumulation period:
     Non-Qualified V                                306,915.964   $    18.54        5,690,222
     Non-Qualified V (0.75)                       1,062,734.535        19.33       20,542,659
     Non-Qualified VII                            1,398,953.392        18.30       25,600,847
     Non-Qualified VIII                             539,378.244        18.21        9,822,078
     Non-Qualified IX                                18,218.003        18.19          331,385
     Non-Qualified XII                               19,914.467        11.25          224,038
     Non-Qualified XIII                           2,759,569.441        10.77       29,720,563
     Non-Qualified XIV                            2,357,139.132        10.57       24,914,961
     Non-Qualified XV                             1,023,640.904        10.46       10,707,284
     Non-Qualified XVI                              691,020.652         8.03        5,548,896
     Non-Qualified XVIII                            174,584.744         7.87        1,373,982
     Non-Qualified XIX                              473,789.616         7.92        3,752,414
     Non-Qualified XX                                 1,294.203        12.99           16,812
                                                ---------------                --------------
                                                 10,827,153.298                $  182,362,196
                                                ===============                ==============

     ING VP INDEX PLUS MIDCAP
     Contracts in accumulation period:
     Non-Qualified V                                133,131.477   $    18.79   $    2,501,540
     Non-Qualified V (0.75)                         762,456.234        19.43       14,814,525
     Non-Qualified IX                                12,293.442        18.48          227,183
     Non-Qualified XII                               27,766.332        20.23          561,713
     Non-Qualified XX                                 8,759.085        14.59          127,795
                                                ---------------                --------------
                                                    944,406.571                $   18,232,756
                                                ===============                ==============

     ING VP INDEX PLUS SMALLCAP
     Contracts in accumulation period:
     Non-Qualified V                                 93,290.456   $    14.70   $    1,371,370
     Non-Qualified V (0.75)                         472,530.398         15.2        7,182,462
     Non-Qualified IX                                 9,103.073        14.45          131,539
     Non-Qualified XII                               14,220.587        16.34          232,364
     Non-Qualified XX                                 2,974.116        15.31           45,534
                                                ---------------                --------------
                                                    592,118.629                $    8,963,269
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP INTERNATIONAL EQUITY
     Currently payable annuity contracts:                                      $    1,683,470
     Contracts in accumulation period:
     Non-Qualified V                                  5,471.836   $     9.43           51,599
     Non-Qualified V (0.75)                          56,078.938         9.75          546,770
     Non-Qualified VII                              163,801.293         9.33        1,528,266
     Non-Qualified VIII                              47,160.238         9.43          444,721
     Non-Qualified XIII                             355,722.316         9.00        3,201,501
     Non-Qualified XIV                              309,683.989         8.82        2,731,413
     Non-Qualified XV                               128,679.636         8.74        1,124,660
     Non-Qualified XVI                              184,925.296         7.12        1,316,668
     Non-Qualified XVIII                             23,033.780         6.98          160,776
     Non-Qualified XIX                               78,253.994         7.03          550,126
                                                ---------------                --------------
                                                  1,352,811.317                $   13,339,970
                                                ===============                ==============

     ING VP SMALL COMPANY
     Currently payable annuity contracts:                                      $    8,125,753
     Contracts in accumulation period:
     Non-Qualified V                                 52,193.997   $    22.17        1,157,141
     Non-Qualified V (0.75)                         306,182.287        23.05        7,057,502
     Non-Qualified VII                              912,240.803        21.90       19,978,074
     Non-Qualified VIII                             272,889.538        22.16        6,047,232
     Non-Qualified IX                                 4,684.470        21.75          101,887
     Non-Qualified XII                               23,142.633        15.90          367,968
     Non-Qualified XIII                           1,151,774.779        15.49       17,840,991
     Non-Qualified XIV                              743,437.677        15.19       11,292,818
     Non-Qualified XV                               229,225.655        15.04        3,447,554
     Non-Qualified XVI                              387,298.226        10.93        4,233,170
     Non-Qualified XVIII                             60,874.696        10.72          652,577
     Non-Qualified XIX                              236,666.145        10.79        2,553,628
     Non-Qualified XX                                   954.607        14.10           13,460
                                                ---------------                --------------
                                                  4,381,565.513                $   82,869,755
                                                ===============                ==============

     ING VP VALUE OPPORTUNITY
     Contracts in accumulation period:
     Non-Qualified V                                 41,857.754   $    18.00   $      753,440
     Non-Qualified V (0.75)                         193,402.832        18.71        3,618,567
     Non-Qualified VII                              533,299.566        17.77        9,476,733
     Non-Qualified VIII                             121,623.422        17.99        2,188,005
     Non-Qualified IX                                 1,276.388        17.65           22,528
     Non-Qualified XII                               16,995.065        12.65          214,988
     Non-Qualified XX                                   854.765        12.23           10,454
                                                ---------------                --------------
                                                    909,309.791                $   16,284,715
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP INTERNATIONAL VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 49,802.193   $    11.87   $      591,152
     Non-Qualified V (0.75)                         168,355.691        12.07        2,032,053
     Non-Qualified IX                                 6,238.164        11.76           73,361
     Non-Qualified XII                               18,767.857        12.05          226,153
     Non-Qualified XX                                 4,296.240        13.22           56,796
                                                ---------------                --------------
                                                    247,460.144                $    2,979,515
                                                ===============                ==============

     ING VP MAGNACAP - CLASS I
     Contracts in accumulation period:
     Non-Qualified V                                  2,634.377   $     9.52   $       25,079
     Non-Qualified V (0.75)                          10,391.646         9.64          100,175
                                                ---------------                --------------
                                                     13,026.023                $      125,254
                                                ===============                ==============

     ING VP MAGNACAP - CLASS S
     Contracts in accumulation period:
     Non-Qualified XIII                              60,268.762   $     9.95   $      599,674
     Non-Qualified XIV                               58,843.233         9.84          579,017
     Non-Qualified XV                                12,048.359         9.78          117,833
     Non-Qualified XVI                               12,903.304         9.76          125,936
     Non-Qualified XVIII                              4,527.444         9.60           43,463
     Non-Qualified XIX                               17,501.983         9.65          168,894
                                                ---------------                --------------
                                                    166,093.085                $    1,634,817
                                                ===============                ==============

     ING VP MIDCAP OPPORTUNITIES - CLASS I
     Contracts in accumulation period:
     Non-Qualified V                                  4,829.301   $    10.28   $       49,645
     Non-Qualified V (0.75)                          22,194.413        10.46          232,154
     Non-Qualified XII                                3,912.247        10.44           40,844
     Non-Qualified XX                                 1,280.133        13.84           17,717
                                                ---------------                --------------
                                                     32,216.095                $      340,360
                                                ===============                ==============

     ING VP MIDCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
     Non-Qualified XIII                             349,195.276   $     9.26   $    3,233,548
     Non-Qualified XIV                              347,514.608         9.16        3,183,234
     Non-Qualified XV                                94,476.123         9.11          860,677
     Non-Qualified XVI                              154,308.181         9.09        1,402,661
     Non-Qualified XVIII                             42,360.448         8.94          378,702
     Non-Qualified XIX                              191,912.015         8.99        1,725,289
                                                ---------------                --------------
                                                  1,179,766.650                $   10,784,111
                                                ===============                ==============

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP REAL ESTATE
     Contracts in accumulation period:
     Non-Qualified V                                 12,589.389   $    13.88   $      174,741
     Non-Qualified V (0.75)                          58,651.330        13.93          817,013
     Non-Qualified XII                               14,428.668        13.93          200,991
                                                ---------------                --------------
                                                     85,669.387                $    1,192,745
                                                ===============                ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS I
     Contracts in accumulation period:
     Non-Qualified V                                  5,867.007   $     7.42   $       43,533
     Non-Qualified V (0.75)                         122,292.668         7.55          923,310
     Non-Qualified XX                                   233.976        12.78            2,990
                                                ---------------                --------------
                                                    128,393.652                $      969,833
                                                ===============                ==============

     ING VP SMALLCAP OPPORTUNITIES - CLASS S
     Contracts in accumulation period:
     Non-Qualified XIII                             228,383.394   $     7.07   $    1,614,671
     Non-Qualified XIV                              249,195.161         6.99        1,741,874
     Non-Qualified XIX                               79,772.011         6.86          547,236
     Non-Qualified XV                                78,291.385         6.95          544,125
     Non-Qualified XVI                               90,620.915         6.94          628,909
     Non-Qualified XVIII                             38,830.004         6.82          264,821
                                                ---------------                --------------
                                                    765,092.870                $    5,341,636
                                                ===============                ==============

     ING VP BALANCED
     Currently payable annuity contracts:                                      $   45,180,069
     Contracts in accumulation period:
     Non-Qualified V                              1,342,969.084   $    25.68       34,487,446
     Non-Qualified V (0.75)                         929,064.374        26.84       24,936,088
     Non-Qualified VI                                41,006.995        21.68          889,032
     Non-Qualified VII                            1,301,153.739        24.95       32,463,786
     Non-Qualified VIII                             379,563.335        17.81        6,760,023
     Non-Qualified IX                                10,164.223        25.19          256,037
     Non-Qualified X                                217,194.289        26.17        5,683,975
     Non-Qualified XI                                 2,019.340        22.09           44,607
     Non-Qualified XII                               12,328.826        12.71          156,699
     Non-Qualified XIII                           1,305,748.947        12.32       16,086,827
     Non-Qualified XIV                              964,065.113        12.08       11,645,907
     Non-Qualified XV                               429,399.131        11.97        5,139,908
     Non-Qualified XVI                              312,115.322        10.05        3,136,759
     Non-Qualified XVIII                             71,463.408         9.85          703,915
     Non-Qualified XIX                              200,404.859         9.92        1,988,016
     Non-Qualified XX                                    12.098        12.51              151
                                                ---------------                --------------
                                                  7,518,673.083                $  189,559,245
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP EMERGING MARKETS
     Contracts in accumulation period:
     Non-Qualified VII                               69,835.325   $    11.02   $      769,585
                                                ---------------                --------------
                                                     69,835.325                $      769,585
                                                ===============                ==============

     ING VP INTERMEDIATE BOND
     Currently payable annuity contracts:                                      $   12,463,268
     Contracts in accumulation period:
     Non-Qualified V                              1,012,406.746   $    18.92       19,154,736
     Non-Qualified V (0.75)                       1,071,475.144        19.78       21,193,778
     Non-Qualified VI                                27,972.524        17.36          485,603
     Non-Qualified VII                            1,440,152.769        18.38       26,470,008
     Non-Qualified VIII                             421,916.782        15.79        6,662,066
     Non-Qualified IX                                 8,892.198        18.56          165,039
     Non-Qualified X                                237,188.220        19.14        4,539,783
     Non-Qualified XI                                 1,200.432        17.55           21,068
     Non-Qualified XII                                1,181.572        14.14           16,707
     Non-Qualified XIII                           1,069,558.214        13.93       14,898,946
     Non-Qualified XIV                            1,246,911.896        13.66       17,032,816
     Non-Qualified XV                               438,603.327        13.52        5,929,917
     Non-Qualified XVI                              380,270.840        12.97        4,932,113
     Non-Qualified XVIII                             65,243.314        12.72          829,895
     Non-Qualified XIX                              235,214.819        12.80        3,010,750
     Non-Qualified XX                                 6,478.684        11.37           73,663
                                                ---------------                --------------
                                                  7,664,667.482                $  137,880,156
                                                ===============                ==============

     ING VP MONEY MARKET
     Currently payable annuity contracts:                                      $    5,081,623
     Contracts in accumulation period:
     Non-Qualified V                                546,291.829   $    13.88        7,582,531
     Non-Qualified V (0.75)                       1,029,618.505        14.51       14,939,765
     Non-Qualified VI                                11,852.443        13.60          161,193
     Non-Qualified VII                            3,544,102.686        13.63       48,306,120
     Non-Qualified VIII                             657,977.858        12.44        8,185,245
     Non-Qualified IX                                 1,714.625        13.61           23,336
     Non-Qualified X                                182,060.409        13.88        2,526,998
     Non-Qualified XII                                4,344.698        11.75           51,050
     Non-Qualified XIII                           2,815,300.710        11.60       32,657,488
     Non-Qualified XIV                            3,781,977.346        11.37       43,001,082
     Non-Qualified XV                             1,683,216.447        11.26       18,953,017
     Non-Qualified XVI                              447,162.532        10.30        4,605,774
     Non-Qualified XVIII                            234,869.855        10.10        2,372,186
     Non-Qualified XIX                              426,126.420        10.17        4,333,706
                                                ---------------                --------------
                                                 15,366,616.362                $  192,781,114
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     ING VP NATURAL RESOURCES
     Contracts in accumulation period:
     Non-Qualified V                                 33,814.847   $    16.73   $      565,722
     Non-Qualified V (0.75)                          30,688.249        17.48          536,431
     Non-Qualified VII                               45,273.969        16.42          743,399
     Non-Qualified IX                                    31.296        16.41              514
     Non-Qualified X                                    881.859        16.73           14,754
                                                ---------------                --------------
                                                    110,690.221                $    1,860,820
                                                ===============                ==============

     JANUS ASPEN BALANCED
     Contracts in accumulation period:
     Non-Qualified V                                303,557.215   $    25.22   $    7,655,713
     Non-Qualified V (0.75)                         376,517.988        26.36        9,925,014
     Non-Qualified VII                            1,451,761.281        27.77       40,315,411
     Non-Qualified VIII                             483,378.788        22.28       10,769,679
     Non-Qualified IX                                 3,111.139        24.74           76,970
     Non-Qualified X                                 12,240.485        25.22          308,705
     Non-Qualified XII                                4,924.728        15.01           73,920
     Non-Qualified XIII                           2,345,079.071        14.13       33,135,967
     Non-Qualified XIV                            2,462,713.831        13.86       34,133,214
     Non-Qualified XV                               832,253.390        13.73       11,426,839
     Non-Qualified XVI                              447,567.108        10.14        4,538,330
     Non-Qualified XVIII                            109,433.382         9.95        1,088,862
     Non-Qualified XX                                10,602.388        12.02          127,441
     Non-Qualified XIX                              321,077.514        10.01        3,213,986
                                                ---------------                --------------
                                                  9,164,218.308                $  156,790,051
                                                ===============                ==============

     JANUS ASPEN FLEXIBLE INCOME
     Contracts in accumulation period:
     Non-Qualified V                                 81,302.241   $    20.45   $    1,662,631
     Non-Qualified V (0.75)                         122,926.910        21.38        2,628,177
     Non-Qualified VII                              455,683.539        20.12        9,168,353
     Non-Qualified VIII                             125,500.266        16.97        2,129,740
     Non-Qualified IX                                 1,624.092        20.06           32,579
     Non-Qualified X                                  5,477.176        20.45          112,008
     Non-Qualified XII                                   95.320        13.98            1,333
     Non-Qualified XX                                 1,108.570        11.46           12,704
                                                ---------------                --------------
                                                    793,718.112                $   15,747,525
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     JANUS ASPEN GROWTH
     Currently payable annuity contracts:                                      $    5,658,526
     Contracts in accumulation period:
     Non-Qualified V                                246,837.155   $    17.95        4,430,727
     Non-Qualified V (0.75)                         269,491.218        18.76        5,055,655
     Non-Qualified VII                              992,984.736        21.12       20,971,838
     Non-Qualified VIII                             204,808.959        15.17        3,106,952
     Non-Qualified IX                                 5,215.269        17.61           91,841
     Non-Qualified X                                 17,334.475        17.95          311,154
     Non-Qualified XII                                4,686.574        10.20           47,803
     Non-Qualified XIII                           1,452,287.020         9.68       14,058,138
     Non-Qualified XIV                            2,147,879.640         9.49       20,383,378
     Non-Qualified XV                               719,343.866         9.40        6,761,832
     Non-Qualified XVI                              240,635.371         5.97        1,436,593
     Non-Qualified XVIII                            107,667.659         5.85          629,856
     Non-Qualified XX                                 3,133.792        12.47           39,078
     Non-Qualified XIX                              254,253.944         5.89        1,497,556
                                                ---------------                --------------
                                                  6,666,559.679                $   84,480,927
                                                ===============                ==============

     JANUS ASPEN MID CAP GROWTH
     Contracts in accumulation period:
     Non-Qualified V                                438,673.952   $    20.74   $    9,098,098
     Non-Qualified V (0.75)                         508,474.084        21.68       11,023,718
     Non-Qualified VII                            1,096,702.771        20.52       22,504,341
     Non-Qualified VIII                             269,336.595        14.37        3,870,367
     Non-Qualified IX                                18,452.132        20.34          375,316
     Non-Qualified X                                 17,565.138        20.74          364,301
     Non-Qualified XII                                2,107.192        12.16           25,623
     Non-Qualified XIII                           1,735,478.017        11.41       19,801,804
     Non-Qualified XIV                            1,362,611.170        11.19       15,247,619
     Non-Qualified XV                               566,326.585        11.08        6,274,899
     Non-Qualified XVI                              676,302.394         4.68        3,165,095
     Non-Qualified XVIII                            245,789.412         4.59        1,128,173
     Non-Qualified XX                                 2,944.777        15.29           45,026
     Non-Qualified XIX                              290,051.459         4.62        1,340,038
                                                ---------------                --------------
                                                  7,230,815.679                $   94,264,418
                                                ===============                ==============

                                       133
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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     JANUS ASPEN WORLDWIDE GROWTH
     Currently payable annuity contracts:                                      $    5,722,940
     Contracts in accumulation period:
     Non-Qualified V                                343,860.428   $    20.59        7,080,086
     Non-Qualified V (0.75)                         636,923.946        21.52       13,706,603
     Non-Qualified VII                            2,546,336.205        23.00       58,565,733
     Non-Qualified VIII                             511,984.097        16.76        8,580,853
     Non-Qualified IX                                17,076.083        20.20          344,937
     Non-Qualified X                                 17,546.416        20.59          361,281
     Non-Qualified XII                               14,506.278        10.10          146,513
     Non-Qualified XIII                           2,517,662.085         9.41       23,691,200
     Non-Qualified XIV                            2,413,517.634         9.23       22,276,768
     Non-Qualified XV                               713,488.202         9.14        6,521,282
     Non-Qualified XVI                              530,921.410         6.07        3,222,693
     Non-Qualified XVIII                            171,278.711         5.95        1,019,108
     Non-Qualified XIX                              496,022.579         5.99        2,971,175
     Non-Qualified XX                                 2,953.931        11.54           34,088
                                                ---------------                --------------
                                                 10,934,078.005                $  154,245,260
                                                ===============                ==============

     LORD ABBETT GROWTH AND INCOME
     Contracts in accumulation period:
     Non-Qualified V                                147,017.583   $    11.31   $    1,662,769
     Non-Qualified V (0.75)                         431,107.585        11.50        4,957,737
     Non-Qualified IX                                 6,483.392        11.21           72,679
     Non-Qualified XII                                  808.845        11.48            9,286
     Non-Qualified XX                                 5,129.807        13.69           70,227
                                                ---------------                --------------
                                                    590,547.211                $    6,772,698
                                                ===============                ==============

     LORD ABBETT MID-CAP VALUE
     Contracts in accumulation period:
     Non-Qualified V                                 56,029.603   $    12.56   $      703,732
     Non-Qualified V (0.75)                         226,937.205        12.78        2,900,257
     Non-Qualified IX                                 2,673.368        12.45           33,283
     Non-Qualified XII                                1,002.084        12.76           12,787
     Non-Qualified XX                                 5,484.847        14.98           82,163
                                                ---------------                --------------
                                                    292,127.107                $    3,732,222
                                                ===============                ==============

     MFS(R) VIT STRATEGIC INCOME
     Contracts in accumulation period:
     Non-Qualified VII                              156,244.603   $    13.78   $    2,153,051
     Non-Qualified VIII                              25,058.591        13.96          349,818
                                                ---------------                --------------
                                                    181,303.194                $    2,502,869
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     MFS(R) VIT TOTAL RETURN
     Contracts in accumulation period:
     Non-Qualified VII                            1,808,989.599   $    19.52   $   35,311,477
     Non-Qualified VIII                             488,231.994        19.78        9,657,229
     Non-Qualified XIII                           2,060,200.461        14.14       29,131,235
     Non-Qualified XIV                            2,749,759.330        13.87       38,139,162
     Non-Qualified XV                               788,222.026        13.73       10,822,288
     Non-Qualified XVI                              845,250.848        12.50       10,565,636
     Non-Qualified XVIII                            143,628.216        12.25        1,759,446
     Non-Qualified XIX                              576,686.392        12.33        7,110,543
                                                ---------------                --------------
                                                  9,460,968.866                $  142,497,016
                                                ===============                ==============

     OPPENHEIMER AGGRESSIVE GROWTH
     Currently payable annuity contracts:                                      $    1,893,483
     Contracts in accumulation period:
     Non-Qualified VII                              532,594.088   $    15.12        8,052,823
     Non-Qualified VIII                             203,858.861        15.29        3,117,002
     Non-Qualified XIII                             535,637.326        10.76        5,763,458
     Non-Qualified XIV                              699,812.911        10.55        7,383,026
     Non-Qualified XV                               180,374.612        10.45        1,884,915
     Non-Qualified XVI                              400,630.820         4.81        1,927,034
     Non-Qualified XVIII                            315,521.710         4.71        1,486,107
     Non-Qualified XIX                              287,607.459         4.75        1,366,135
                                                ---------------                --------------
                                                  3,156,037.787                $   32,873,983
                                                ===============                ==============

     OPPENHEIMER GLOBAL SECURITIES
     Contracts in accumulation period:
     Non-Qualified V                                172,903.559   $    18.07   $    3,124,367
     Non-Qualified V (0.75)                         695,649.807        18.68       12,994,738
     Non-Qualified VII                              937,941.585        23.19       21,750,865
     Non-Qualified VIII                             203,637.044        23.47        4,779,361
     Non-Qualified IX                                19,356.940        17.77          343,973
     Non-Qualified XII                               20,498.568        18.73          383,938
     Non-Qualified XX                                22,821.577        15.03          343,008
                                                ---------------                --------------
                                                  2,072,809.080                $   43,720,250
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     OPPENHEIMER MAIN STREET(R)
     Currently payable annuity contracts:                                      $    7,476,625
     Contracts in accumulation period:
     Non-Qualified VII                            1,348,464.491   $    13.63       18,379,571
     Non-Qualified VIII                             490,727.201        13.79        6,767,128
     Non-Qualified XIII                           1,000,860.074         9.63        9,638,283
     Non-Qualified XIV                            1,555,331.181         9.45       14,697,880
     Non-Qualified XV                               584,608.723         9.35        5,466,092
     Non-Qualified XVI                              316,825.028         8.43        2,670,835
     Non-Qualified XVIII                             80,516.748         8.27          665,874
     Non-Qualified XIX                              316,171.377         8.33        2,633,708
                                                ---------------                --------------
                                                  5,693,504.823                $   68,395,996
                                                ===============                ==============

     OPPENHEIMER STRATEGIC BOND
     Currently payable annuity contracts:                                      $    2,460,441
     Contracts in accumulation period:
     Non-Qualified V                                 82,690.603   $    14.00        1,157,668
     Non-Qualified V (0.75)                         201,561.708        14.48        2,918,614
     Non-Qualified VII                              803,237.777        15.31       12,297,570
     Non-Qualified VIII                             166,334.302        15.49        2,576,518
     Non-Qualified IX                                 1,194.439        13.77           16,447
     Non-Qualified XIII                             821,225.322        14.15       11,620,338
     Non-Qualified XIV                            1,013,637.885        13.88       14,069,294
     Non-Qualified XV                               381,380.848        13.74        5,240,173
     Non-Qualified XVI                              255,301.822        13.55        3,459,340
     Non-Qualified XVIII                             58,215.833        13.29          773,688
     Non-Qualified XX                                16,350.973        13.17          215,342
     Non-Qualified XIX                              136,683.746        13.38        1,828,829
                                                ---------------                --------------
                                                  3,937,815.261                $   58,634,262
                                                ===============                ==============

     PIMCO VIT REAL RETURN
     Contracts in accumulation period:
     Non-Qualified V (0.75)                          48,251.584   $    10.82   $      522,082
                                                ---------------                --------------
                                                     48,251.584                $      522,082
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     PIONEER EQUITY INCOME VCT
     Contracts in accumulation period:
     Non-Qualified V                                 40,647.955   $    11.12   $      452,005
     Non-Qualified V (0.75)                          84,426.843        11.31          954,868
     Non-Qualified IX                                 3,372.388        11.02           37,164
     Non-Qualified XII                                6,299.000        11.29           71,116
     Non-Qualified XX                                 4,954.310        13.32           65,991
                                                ---------------                --------------
                                                    139,700.496                $    1,581,144
                                                ===============                ==============

     PIONEER FUND VCT
     Contracts in accumulation period:
     Non-Qualified V                                     60.856   $    10.12   $          616
     Non-Qualified V (0.75)                           5,033.296        10.29           51,793
                                                ---------------                --------------
                                                      5,094.152                $       52,409
                                                ===============                ==============

     PIONEER HIGH YIELD VCT
     Contracts in accumulation period:
     Non-Qualified V (0.75)                          20,206.918   $    10.68   $      215,810
                                                ---------------                --------------
                                                     20,206.918                $      215,810
                                                ===============                ==============

     PIONEER MID CAP VALUE VCT
     Contracts in accumulation period:
     Non-Qualified V                                 33,380.458   $    14.30   $      477,341
     Non-Qualified V (0.75)                         173,075.973        14.55        2,518,255
     Non-Qualified IX                                 2,457.910        14.18           34,853
     Non-Qualified XII                                9,989.956        14.53          145,154
     Non-Qualified XX                                 1,071.113        15.93           17,063
                                                ---------------                --------------
                                                    219,975.409                $    3,192,666
                                                ===============                ==============

     JENNISON
     Contracts in accumulation period:
     Non-Qualified XIII                              31,153.813   $     8.43   $      262,627
     Non-Qualified XIV                               63,454.234         8.34          529,208
     Non-Qualified XIX                                6,285.956         8.18           51,419
     Non-Qualified XV                                42,622.109         8.29          353,337
     Non-Qualified XVI                               14,825.289         8.27          122,605
     Non-Qualified XVIII                              1,252.663         8.14           10,197
                                                ---------------                --------------
                                                    159,594.065                $    1,329,393
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              DIVISION/CONTRACT                      UNITS        UNIT VALUE   EXTENDED VALUE
     ----------------------------------------   ---------------   ----------   --------------
     SP WILLIAM BLAIR INTERNATIONAL GROWTH
     Contracts in accumulation period:
     Non-Qualified XIII                             179,351.021   $     9.13   $    1,637,475
     Non-Qualified XIV                              261,860.021         9.03        2,364,596
     Non-Qualified XIX                               73,520.261         8.86          651,390
     Non-Qualified XV                                48,005.834         8.98          431,092
     Non-Qualified XVI                              105,258.550         8.96          943,117
     Non-Qualified XVIII                             14,290.240         8.81          125,897
                                                ---------------                --------------
                                                    682,285.927                $    6,153,567
                                                ===============                ==============

     UBS U.S. ALLOCATION
     Contracts in accumulation period:
     Non-Qualified XIII                             105,312.240   $     9.41   $      990,988
     Non-Qualified XIV                              613,897.727         9.25        5,678,554
     Non-Qualified XV                                72,367.544         9.17          663,610
     Non-Qualified XVI                              107,027.964         8.55          915,089
     Non-Qualified XVIII                             15,588.862         8.38          130,635
     Non-Qualified XIX                               63,102.438         8.44          532,585
                                                ---------------                --------------
                                                    977,296.775                $    8,911,461
                                                ===============                ==============

     WANGER SELECT
     Contracts in accumulation period:
     Non-Qualified V (0.75)                          21,768.701   $    11.45   $      249,252
                                                ---------------                --------------
                                                     21,768.701                $      249,252
                                                ===============                ==============

     WANGER U.S. SMALLER COMPANIES
     Contracts in accumulation period:
     Non-Qualified V (0.75)                           8,396.540   $    11.61   $       97,484
                                                ---------------                --------------
                                                      8,396.540                $       97,484
                                                ===============                ==============

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NON-QUALIFIED 1964

     Individual Contracts issued from December 1, 1964 to March 14, 1967.

     NON-QUALIFIED V

     Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

     NON-QUALIFIED V (0.75)

     Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

     NON-QUALIFIED VI

     Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

     NON-QUALIFIED VII

     Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

     NON-QUALIFIED VIII

     Certain individual retirement annuity Contracts issued since May 1, 1998.

     NON-QUALIFIED IX

     Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

     NON-QUALIFIED X

     Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

     NON-QUALIFIED XI

     Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NON-QUALIFIED XII

     Certain individual retirement annuity contracts issued since March 1999.

     NON-QUALIFIED XIII

     Certain individual retirement annuity Contracts issued since October 1, 1998.

     NON-QUALIFIED XIV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XV

     Certain individual retirement annuity Contracts issued since September 1, 1998.

     NON-QUALIFIED XVI

     Certain individual retirement annuity Contracts issued since August 2000.

     NON-QUALIFIED XVII

     Group AetnaPlus contracts issued in connection with deferred compensation plans having Contract modifications effective September 1, 1999.

     NON-QUALIFIED XVIII

     Certain individual retirement annuity Contracts issued since September
     2000.

     NON-QUALIFIED XIX

     Certain individual retirement annuity Contracts issued since August 2000.

     NON-QUALIFIED XX

     Certain deferred compensation Contracts issued since December 2002.

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.   FINANCIAL HIGHLIGHTS

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)    (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     AIM V.I. Capital Appreciation
           2004                         1,652    $5.69 to $9.99     $   15,172           -%   0.75% to 1.90%       4.60% to 5.80%
           2003                         2,018    $5.44 to $9.46         17,500           -    0.75% to 1.90%      27.10% to 28.59%
           2002                         2,233    $4.28 to $7.37         14,832           -    0.45% to 1.90%      -25.80% to -0.04%
           2001                         2,600    $5.77 to $9.84         23,509        7.71    0.45% to 2.25%     -24.75% to -23.82%
           2000                         2,085    $7.67 to $12.95        25,987         (a)          (a)                  (a)
     AIM V.I. Core Equity
           2004                         2,909    $6.71 to $12.80        31,830        0.91    0.75% to 2.25%       6.85% to 8.23%
           2003                         3,366    $6.28 to $11.86        34,908        0.97    0.75% to 2.25%      22.18% to 23.44%
           2002                         3,742    $5.14 to $7.67         29,940        0.30    0.75% to 2.25%     -17.19% to -16.21%
           2001                         4,491    $6.21 to $9.17         42,858        0.05    0.45% to 2.25%     -24.31% to -16.23%
           2000                         4,034    $8.20 to $12.00        49,823         (a)          (a)                  (a)
     AIM V.I. Government Securities
           2004                         1,184   $11.62 to $12.57        14,556        3.70    0.95% to 1.90%       0.61% to 1.62%
           2003                         1,239   $11.55 to $12.37        15,026        1.78    0.95% to 1.90%       -0.86% to 0.08%
           2002                         2,139   $11.65 to $12.36        25,997        2.67    0.95% to 1.90%       0.07% to 8.01%
           2001                           819   $10.83 to $11.38         9,149        5.55    0.50% to 1.90%       4.38% to 5.40%
           2000                            28   $10.38 to $10.80           295         (a)          (a)                  (a)
     AIM V.I. Growth
           2004                         2,462    $4.56 to $12.89        16,959           -    0.75% to 1.90%       6.05% to 7.35%
           2003                         2,783    $4.30 to $6.62         18,067           -    0.75% to 1.90%      28.74% to 30.23%
           2002                         3,069    $3.34 to $5.09         14,946           -    0.75% to 1.90%     -32.29% to -31.49%
           2001                         3,912    $4.93 to $7.44         27,757        0.20    0.45% to 2.25%     -35.18% to -34.38%
           2000                         3,321    $7.60 to $11.37        37,257         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST) (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     AIM V.I. Premier Equity
           2004                         4,062    $6.57 to $8.97     $   36,351        0.42%   0.75% to 1.90%       3.79% to 5.08%
           2003                         5,018    $6.33 to $8.56         42,830        0.28    0.75% to 1.90%      22.67% to 24.23%
           2002                         5,969    $5.16 to $6.91         41,327        0.29    0.45% to 1.90%     -31.59% to -30.57%
           2001                         7,410    $7.54 to $10.00        74,008        2.16    0.45% to 2.25%      -14.24% to -9.62%
           2000                         6,222    $8.79 to $11.55        73,350         (a)          (a)                  (a)
     Alger American Balanced
           2004                            74        $25.89              1,926        1.49         1.40%                3.11%
           2003                            94        $25.11              2,367        2.17         1.40%               17.34%
           2002                           120        $21.40              2,576        1.69         1.40%              -13.52%
           2001                           152        $24.74              3,765        3.07    0.85% to 1.40%           -3.31%
           2000                           191        $25.59              4,888         (a)          (a)                  (a)
     Alger American Income & Growth
           2004                           223        $23.57              5,250        0.55         1.40%                6.31%
           2003                           292        $22.17              6,470        0.32         1.40%               28.08%
           2002                           356        $17.31              6,167        0.64         1.40%              -32.07%
           2001                           443        $25.49             11,279        6.98    0.85% to 1.40%          -15.53%
           2000                           550        $30.17             16,586         (a)          (a)                  (a)
     Alger American Leveraged AllCap
           2004                           206   $18.30 to $24.78         5,104           -    1.25% to 1.40%       6.67% to 6.83%
           2003                           277   $17.13 to $23.23         6,443           -    1.25% to 1.40%      32.82% to 33.10%
           2002                           327   $12.87 to $17.49         5,724        0.01    1.25% to 1.40%     -34.84% to -34.74%
           2001                           388   $19.73 to $26.84        10,424        3.28    0.85% to 1.40%     -17.11% to -16.99%
           2000                           481   $23.77 to $32.38        15,563         (a)          (a)                  (a)
     AllianceBernstein VPSF Growth
       and Income
           2004                         4,305   $11.03 to $11.32        48,096        0.88    0.95% to 1.90%       9.36% to 10.39%
           2003                         3,443   $10.03 to $10.30        34,971        0.90    0.95% to 1.90%      29.96% to 31.27%
           2002                         2,855    $7.68 to $7.89         22,169        0.80    0.95% to 1.90%     -23.53% to -22.79%
           2001                         2,791    $9.99 to $10.27        28,177        4.75    0.50% to 1.90%      -1.56% to -0.60%
           2000                            88   $10.10 to $10.39           898         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     AllianceBernstein VPSF Premier
       Growth
           2004                         1,319    $5.54 to $5.96     $    7,542           -%   0.95% to 1.90%       6.56% to 7.60%
           2003                         1,368    $5.17 to $5.57          7,314           -    0.95% to 1.90%      21.46% to 22.61%
           2002                         1,333    $4.24 to $4.57          5,838           -    0.95% to 1.90%     -31.96% to -31.30%
           2001                         1,331    $6.20 to $6.69          8,532        6.31    0.50% to 1.90%     -18.80% to -17.99%
           2000                           341    $7.60 to $8.20          2,687         (a)          (a)                  (a)
     AllianceBernstein VPSF Small
       Cap Growth
           2004                           582    $8.07 to $9.29          5,141           -    0.95% to 1.90%      12.40% to 13.43%
           2003                           500    $7.18 to $8.19          3,918           -    0.95% to 1.90%      46.23% to 47.57%
           2002                           128    $4.91 to $5.55            684           -    0.95% to 1.90%     -33.07% to -32.42%
           2001                           116    $7.34 to $8.22             91        3.62    0.50% to 1.90%     -14.43% to -13.59%
           2000                             9    $8.58 to $9.51             82         (a)          (a)                  (a)
     American Century(R) VP Balanced
           2004                            56        $19.69              1,096        1.83          1.40%                8.25%
           2003                            78        $18.19              1,420        2.75          1.40%               17.81%
           2002                            96        $15.44              1,483        2.84          1.40%              -10.82%
           2001                           118        $17.32              2,043        6.22    0.85% to 1.40%           -4.90%
           2000                           147        $18.21              2,684         (a)          (a)                  (a)
     American Century(R) VP
       International
           2004                            73   $14.91 to $16.33         1,196        0.55    1.25% to 1.40%      13.32% to 13.56%
           2003                            93   $13.13 to $14.41         1,346        0.75    1.25% to 1.40%      22.74% to 22.94%
           2002                           131   $10.68 to $11.74         1,539        0.83    1.25% to 1.40%     -21.49% to -21.37%
           2001                           185   $13.59 to $14.95         2,759       10.20    0.85% to 1.40%     -30.17% to -30.06%
           2000                           229   $19.43 to $21.41         4,905         (a)          (a)                  (a)
     Calvert Social Balanced
           2004                           166   $12.07 to $22.73         2,229        1.66    0.75% to 1.40%       6.81% to 7.47%
           2003                           178   $11.30 to $21.15         2,228        1.98    0.75% to 1.40%      17.59% to 18.42%
           2002                           167    $9.61 to $17.86         1,775        2.79    0.75% to 1.40%     -13.38% to -12.81%
           2001                           158   $11.09 to $20.48         1,959        4.91    0.45% to 1.50%      -8.25% to -7.64%
           2000                           175   $12.09 to $22.18         2,514         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     Federated American Leaders
           2004                         1,665   $18.30 to $25.29    $   42,192        1.46%   1.25% to 1.40%       8.22% to 8.41%
           2003                         2,211   $16.88 to $23.37        51,717        1.51    1.25% to 1.40%      25.92% to 26.06%
           2002                         2,720   $13.39 to $18.56        50,539        1.17    1.25% to 1.40%     -21.33% to -21.21%
           2001                         3,522   $16.99 to $23.59        83,193        2.06    0.85% to 1.40%      -5.56% to -5.42%
           2000                         4,105   $17.97 to $24.98       102,586         (a)          (a)                  (a)
     Federated Capital Income
           2004                           373   $11.56 to $13.82         5,170        4.59    1.25% to 1.40%       8.39% to 8.54%
           2003                           505   $10.65 to $12.75         6,460        6.55    1.25% to 1.40%      18.94% to 19.13%
           2002                           653    $8.94 to $10.72         7,021        5.71    1.25% to 1.40%     -25.01% to -24.90%
           2001                           923   $11.90 to $14.29        13,230        3.57    0.85% to 1.40%     -14.94% to -14.81%
           2000                         1,149   $13.97 to $16.80        19,351         (a)          (a)                  (a)
     Federated Equity Income
           2004                           654       $13.73               9,093        2.05    1.25% to 1.40%            11.26%
           2003                           884       $12.34              11,005        1.89    1.25% to 1.40%            25.53%
           2002                         1,035       $ 9.83              10,264        2.11    1.25% to 1.40%           -21.85%
           2001                         1,384       $12.58              17,476        1.97    0.75% to 1.40%           -12.24%
           2000                         1,690       $14.33              24,264         (a)          (a)                  (a)
     Federated Fund for U.S.
       Government Securities
           2004                           407       $15.83               6,444        5.03    1.25% to 1.40%            2.19%
           2003                           635       $15.49               9,833        3.85    1.25% to 1.40%            0.91%
           2002                           826       $15.35              12,674        3.65         1.40%                0.0752
           2001                           820       $14.28              11,702        3.90    0.85% to 1.40%            5.53%
           2000                           823       $13.53              11,133         (a)          (a)                  (a)
     Federated High Income Bond
           2004                           666   $15.13 to $17.70        11,845        7.82    1.25% to 1.40%       8.92% to 9.08%
           2003                           970   $13.87 to $16.25        15,774        7.68    1.25% to 1.40%      20.55% to 20.71%
           2002                         1,236   $11.49 to $13.48        16,683       10.52    1.25% to 1.40%       -0.03% to 0.12%
           2001                         1,548   $11.48 to $13.49        20,899       11.00    0.85% to 1.40%       -0.04% to 0.10%
           2000                         1,959   $11.46 to $13.49        26,446         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     Federated International Equity
           2004                           367   $14.71 to $15.87    $    5,865           -%   1.25% to 1.40%      12.47% to 12.63%
           2003                           462   $13.06 to $14.11         6,565           -    1.25% to 1.40%      30.05% to 30.21%
           2002                           551   $10.03 to $10.85         6,024           -    1.25% to 1.40%     -23.84% to -23.73%
           2001                           767   $13.15 to $14.25        10,976       12.94    0.85% to 1.40%     -30.42% to -30.31%
           2000                           978   $18.87 to $20.48        20,057         (a)          (a)                  (a)
     Federated Mid Cap Growth
       Strategies
           2004                           489        $21.43             10,473           -         1.40%               13.81%
           2003                           627        $18.83             11,813           -         1.40%               38.15%
           2002                           764        $13.63             10,415           -         1.40%              -27.38%
           2001                         1,117        $18.77             20,974        1.68    0.85% to 1.40%           -23.48%
           2000                         1,378        $24.53             33,809         (a)          (a)                  (a)
     Federated Prime Money
           2004                           266        $12.51              3,326        0.78         1.40%               -0.64%
           2003                           392        $12.59              4,930        0.71         1.40%               -0.71%
           2002                           583        $12.68              7,387        1.37         1.40%                 0%
           2001                           695        $12.68              8,812        3.44    0.85% to 1.40%            2.28%
           2000                           702        $12.40              8,703         (a)          (a)                  (a)
     Fidelity(R) VIP Contrafund(R)
           2004                        13,694   $10.30 to $27.52       243,399        0.31    0.75% to 1.90%      13.19% to 14.61%
           2003                        11,483    $9.10 to $24.17       188,055        0.43    0.75% to 1.90%      -29.37% to 27.50%
           2002                        10,912    $7.22 to $19.81       145,571        0.86    0.45% to 1.90%      -11.07% to 78.65%
           2001                        11,618    $8.12 to $21.96       173,999        3.56    0.45% to 1.90%      -13.93% to -3.25%
           2000                        12,102    $9.43 to $24.67       216,963         (a)          (a)                  (a)
     Fidelity(R) VIP Equity-Income
           2004                        12,953   $11.31 to $25.37       218,459        1.49    0.75% to 1.90%       9.49% to 10.71%
           2003                        12,003   $10.33 to $23.07       192,149        1.64    0.75% to 1.90%      27.85% to 29.33%
           2002                        11,480    $8.08 to $17.95       146,420        1.78    0.75% to 1.90%     -18.53% to -17.57%
           2001                        12,170    $9.92 to $21.92       193,019        6.26    0.45% to 1.90%      -6.77% to -5.67%
           2000                        10,395   $10.64 to $23.40       188,025         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     Fidelity(R) VIP Growth
           2004                         8,483    $6.25 to $23.41    $  109,798        0.28%   0.75% to 1.90%       1.30% to 2.57%
           2003                         9,688    $6.17 to $22.97       125,864        0.26    0.75% to 1.90%      30.44% to 31.85%
           2002                         9,473    $4.73 to $17.54        98,180        0.26    0.45% to 1.90%     -31.44% to -30.42%
           2001                        10,633    $6.90 to 25.45        167,319        7.26    0.45% to 1.90%     -19.23% to -18.23%
           2000                         9,467    $8.54 to $31.34       209,610         (a)          (a)                  (a)
     Fidelity(R) VIP High Income
           2004                         4,370    $8.76 to $12.92        47,964        8.75    0.80% to 2.25%       7.54% to 8.54%
           2003                         5,612    $8.11 to $11.96        56,970        6.32    0.95% to 2.25%      24.90% to 26.10%
           2002                         4,489    $6.46 to $9.53         36,456       10.78    0.95% to 2.25%       1.48% to 2.46%
           2001                         4,973    $6.34 to $9.34         39,385       13.71    0.50% to 2.25%     -13.42% to -12.58%
           2000                         4,980    $7.28 to $10.74        45,512         (a)          (a)                  (a)
     Fidelity(R) VIP ASSET
       MANAGER(SM)
           2004                           631   $15.94 to $19.00        11,587        2.72    1.25% to 1.40%       4.00% to 4.18%
           2003                           681   $15.30 to $18.27        12,034        3.51    1.25% to 1.40%      16.30% to 16.53%
           2002                           728   $13.13 to $15.71        11,086        4.06    1.25% to 1.40%      -10.01% to -9.87%
           2001                           831   $14.57 to $17.45        14,094        6.08    0.85% to 1.40%      -5.44% to -5.30%
           2000                           993   $15.39 to $18.46        17,821         (a)          (a)                  (a)
     Fidelity(R) VIP Investment
       Grade Bond
           2004                           118   $16.25 to $16.55         1,958        4.38    1.25% to 1.40%       2.99% to 3.11%
           2003                           140   $15.76 to $16.07         2,244        4.39    1.25% to 1.40%       3.74% to 3.89%
           2002                           187   $15.17 to $15.49         2,890        4.05    1.25% to 1.40%       8.80% to 8.96%
           2001                           217   $13.92 to $14.24         3,084        5.86    0.85% to 1.40%       6.94% to 7.10%
           2000                           278   $13.00 to $13.32         3,700         (a)          (a)                  (a)
     Fidelity(R) VIP Index 500
           2004                         3,269   $18.62 to $22.16        70,298        1.34    1.25% to 1.40%       9.11% to 9.21%
           2003                         3,762   $17.05 to $20.31        74,266        1.44    1.25% to 1.40%      26.62% to 26.86%
           2002                         4,125   $13.44 to $16.04        64,190        1.38    1.25% to 1.40%     -23.34% to -23.22%
           2001                         4,961   $17.51 to $20.93       100,783        1.20    0.85% to 1.40%     -13.34% to -13.21%
           2000                         5,672   $20.17 to $24.15       133,049         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     Fidelity(R) VIP Overseas
           2004                           986   $10.99 to $16.51    $   15,669        1.18%   0.75% to 1.50%      11.93% to 12.79%
           2003                           979    $9.75 to $14.74        13,904        0.58    0.75% to 1.50%      41.30% to 42.34%
           2002                           654    $6.85 to $10.42         6,617        0.85    0.75% to 1.50%     -21.47% to -20.88%
           2001                           770    $8.67 to $13.26         9,914       13.97    0.45% to 1.50%     -22.35% to -21.76%
           2000                           872   $11.08 to $17.06        14,451         (a)          (a)                  (a)
     Franklin Small Cap Value
       Securities
           2004                           294   $14.58 to $14.96         4,384        0.04    0.75% to 1.50%      22.18% to 22.82%
           2003                            55   $12.02 to $12.18            66        0.19    0.75% to 1.25%      30.59% to 31.11%
           2002                            39    $9.22 to $9.29            365         (c)    0.75% to 1.25%     -21.04% to -19.73%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING GET Fund - Series H
           2004                         8,237   $10.27 to $10.75        85,522        4.57    1.00% to 1.90%       -0.29% to 0.56%
           2003                        10,102   $10.30 to $10.69       105,009        4.11    1.00% to 1.90%       1.18% to 2.20%
           2002                        11,865   $10.18 to $10.46       121,603        3.59    1.00% to 1.90%       2.78% to 3.72%
           2001                        13,233    $9.91 to $10.01       131,686        0.47    1.00% to 2.40%      -1.24% to -0.33%
           2000                        14,101   $10.03 to $10.12       141,764         (a)          (a)                  (a)
     ING GET Fund - Series I
           2004                         5,921   $10.14 to $10.37        60,675        4.11    1.45% to 1.90%      -0.78% to -0.29%
           2003                         7,257   $10.22 to $10.40        74,750        3.44    1.45% to 1.90%       1.19% to 1.66%
           2002                         8,275   $10.10 to $10.23        84,079        3.54    1.45% to 1.90%       3.35% to 3.82%
           2001                         8,909    $9.78 to $9.86         87,402        0.25    1.35% to 2.40%      -0.76% to -0.30%
           2000                         9,419    $9.85 to $9.89         92,929         (a)          (a)                  (a)
     ING GET Fund - Series J
           2004                         4,652   $10.04 to $10.25        47,133        4.37    1.45% to 1.90%      -0.79% to -0.39%
           2003                         5,895   $10.12 to $10.29        60,090        3.65    1.45% to 1.90%       0.70% to 1.18%
           2002                         7,113   $10.05 to $10.17        71,844        3.49    1.45% to 1.90%       4.05% to 4.53%
           2001                         7,719    $9.66 to $9.73         74,801        0.18    1.35% to 2.40%      -0.63% to -0.16%
           2000                         8,207    $9.72 to $9.75         79,872         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING GET Fund - Series K
           2004                         5,530    $9.80 to $10.24    $   55,421        3.60%   1.45% to 2.40%      -1.80% to -0.87%
           2003                         6,945    $9.98 to $10.33        70,505        3.20    1.45% to 2.40%      -0.10% to 0.88%
           2002                         8,037    $9.99 to $10.24        81,260        2.68    1.45% to 2.40%       3.20% to 4.20%
           2001                         9,082    $9.68 to $9.82         88,558           -    1.35% to 2.40%      -3.19% to -2.24%
           2000                         9,357   $10.00 to $10.05        93,790         (a)          (a)                  (a)
     ING GET Fund - Series L
           2004                         5,199    $9.80 to $10.20        51,909        3.99    1.45% to 2.40%      -1.90% to -0.87%
           2003                         6,598    $9.99 to $10.29        66,868        3.48    1.45% to 2.40%       1.01% to 1.98%
           2002                         7,535    $9.89 to $10.09        75,255        0.05    1.45% to 2.40%       0.22% to 1.20%
           2001                         8,101    $9.87 to $9.97         80,345        4.63    1.35% to 2.40%      -1.53% to -0.46%
           2000                            58   $10.01 to $10.02           585         (a)          (a)                  (a)
     ING GET Fund - Series M
           2004                         7,647    $9.88 to $10.25        76,815        4.34    1.45% to 2.40%      -1.59% to -0.68%
           2003                         9,320   $10.04 to $10.32        94,718        3.54    1.45% to 2.40%       1.31% to 2.38%
           2002                        11,558    $9.91 to $10.08       115,381        0.03    1.45% to 2.40%       1.12% to 2.10%
           2001                        12,531    $9.80 to $9.87        123,165         (b)    1.45% to 2.40%             (b)
           2000                           (b)          (b)                 (b)         (b)          (b)                  (b)
     ING GET Fund - Series N
           2004                         6,188   $10.07 to $10.42        63,310        3.42    1.45% to 2.40%       -0.79% to 0.19%
           2003                         7,482   $10.15 to $10.40        76,785        2.65    1.45% to 2.40%       1.81% to 2.77%
           2002                         8,982    $9.97 to $10.12        90,143        0.02    1.45% to 2.40%      -2.77% to -1.82%
           2001                        10,181   $10.25 to $10.31       104,606         (b)          (b)                  (b)
           2000                           (b)          (b)                 (b)         (b)          (b)                  (b)
     ING GET Fund - Series P
           2004                         4,760    $9.93 to $10.25        47,889        3.64    1.45% to 2.40%       -1.00% to 0.00%
           2003                         5,731   $10.03 to $10.25        58,003        2.56    1.45% to 2.40%       1.42% to 2.40%
           2002                         7,680    $9.89 to $10.01        76,334        0.04    1.45% to 2.40%      -1.16% to -0.20%
           2001                         8,288   $10.00 to $10.03        83,012         (b)          (b)                  (b)
           2000                           (b)          (b)                 (b)         (b)          (b)                  (b)

                                       148
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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING GET Fund - Series Q
           2004                         3,662   $10.21 to $10.51    $   37,872        3.57%   1.45% to 2.40%      -0.49% to 0.38%
           2003                         4,282   $10.26 to $10.47        44,336           -    1.45% to 2.40%       2.60% to 3.66%
           2002                         5,460   $10.00 to $10.10        54,826        3.81    1.45% to 2.40%       0.00% to 0.97%
           2001                           162        $10.00              1,620         (b)          (b)                  (b)
           2000                           (b)          (b)                 (b)         (b)          (b)                  (b)
     ING GET Fund - Series R
           2004                         3,152   $10.45 to $10.73        33,352        3.22    1.45% to 2.40%       0.29% to 1.23%
           2003                         3,634   $10.42 to $10.60        38,175        0.01    1.45% to 2.40%       3.58% to 4.54%
           2002                         4,312   $10.06 to $10.14        43,556         (c)    1.45% to 2.40%       0.65% to 1.42%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING GET Fund - Series S
           2004                         3,472   $10.37 to $10.75        36,434        2.65    1.00% to 2.40%       0.19% to 1.70%
           2003                         4,236   $10.35 to $10.57        44,140        0.10    1.00% to 2.40%       3.40% to 4.86%
           2002                         5,334   $10.01 to $10.08        53,553         (c)    1.00% to 2.40%       0.14% to 0.87%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING GET Fund - Series T
           2004                         2,687   $10.42 to $10.65        28,261        2.80    1.45% to 2.40%       0.19% to 1.14%
           2003                         3,062   $10.40 to $10.53        32,020        0.14    1.45% to 2.40%       3.38% to 4.36%
           2002                         3,908   $10.06 to $10.09        39,378         (c)    1.45% to 2.40%       0.88% to 0.93%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING GET Fund - Series U
           2004                         2,553   $10.59 to $10.80        27,273        1.91    1.45% to 2.40%       0.95% to 1.89%
           2003                         2,854   $10.49 to $10.60        30,078           -    1.45% to 2.40%       5.21% to 6.00%
           2002                            50    $9.99 to $10.00           503         (c)    0.95% to 1.75%      -0.05% to 0.00%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING GET Fund - Series V
           2004                         5,690    $9.68 to $9.85     $   55,481        1.00%   1.45% to 2.40%       -0.10% to 0.82%
           2003                         7,680    $9.69 to $9.77         74,677         (d)    1.45% to 2.40%             (d)
           2002                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2001                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2000                           (d)          (d)                 (d)         (d)          (d)                  (d)
     ING American Funds Growth
           2004                           169   $10.49 to $10.50         1,774         (e)    0.95% to 1.90%             (e)
           2003                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2002                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2001                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2000                           (e)          (e)                 (e)         (e)          (e)                  (e)
     ING American Funds
       Growth-Income
           2004                           208   $10.36 to $10.37         2,347         (e)    0.95% to 1.90%             (e)
           2003                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2002                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2001                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2000                           (e)          (e)                 (e)         (e)          (e)                  (e)
     ING American Funds
       International
           2004                           856   $10.59 to $10.61         9,074         (e)    0.95% to 1.90%             (e)
           2003                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2002                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2001                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2000                           (e)          (e)                 (e)         (e)          (e)                  (e)
     ING Julius Baer Foreign
           2004                            21        $11.72                242         (e)         0.75%                 (e)
           2003                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2002                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2001                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2000                           (e)          (e)                 (e)         (e)          (e)                  (e)

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ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING Legg Mason Value
           2004                            80   $10.95 to $10.96    $      882         (e)%   0.95% to 1.90%             (e)
           2003                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2002                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2001                           (e)          (e)                 (e)         (e)          (e)                  (e)
           2000                           (e)          (e)                 (e)         (e)          (e)                  (e)
     ING MFS Total Return
           2004                           154   $12.39 to $12.85         1,922        2.76    0.75% to 1.50%       9.74% to 10.24%
           2003                            35   $11.29 to $11.33           401         (d)    0.75% to 1.25%             (d)
           2002                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2001                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2000                           (d)          (d)                 (d)         (d)          (d)                  (d)
     ING T. Rowe Price Equity Income
           2004                           168   $13.81 to $14.63         2,335        1.25    0.75% to 1.50%      13.48% to 13.99%
           2003                            58   $12.17 to $12.22           704         (d)    0.75% to 1.25%             (d)
           2002                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2001                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2000                           (d)          (d)                 (d)         (d)          (d)                  (d)
     ING Aeltus Enhanced Index
           2004                             7   $10.98 to $11.13            79           -    0.75% to 1.25%            9.12%
           2003                             1         $10.20                 6           -         0.75%                 (d)
           2002                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2001                           (d)          (d)                 (d)         (d)          (d)                  (d)
           2000                           (d)          (d)                 (d)         (d)          (d)                  (d)
     ING American Century Select
           2004                            49    $9.93 to $10.06           488           -    0.75% to 1.25%        3.44% to 3.93%
           2003                            39    $9.60 to $9.68            380           -    0.75% to 1.25%      32.60% to 33.33%
           2002                             1    $7.24 to $7.26              9         (c)    0.75% to 1.25%     -23.21% to -6.63%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING American Century Small Cap
       Value
           2004                            77   $12.87 to $15.00    $    1,034           -%   0.75% to 1.50%      19.89% to 20.35%
           2003                            50   $10.81 to $12.48            56        0.16    0.75% to 1.25%      16.24% to 34.53%
           2002                            20    $8.11 to $9.30            173         (c)    0.75% to 1.25%     -19.84% to -1.82%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING Baron Small Cap Growth
           2004                           200   $14.37 to $16.22         2,941           -    0.75% to 1.50%      26.05% to 27.04%
           2003                           119   $11.40 to $12.79         1,381           -    0.75% to 1.50%      18.29% to 32.34%
           2002                            21    $8.72 to $9.68            193         (c)    0.75% to 1.25%     -12.61% to -1.83%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING Goldman Sachs(R) Capital
       Growth
           2004                            29   $10.55 to $12.61           315           -    0.75% to 1.25%       7.43% to 7.98%
           2003                             2    $9.82 to $11.70            25           -    0.75% to 1.25%           0.2268
           2002                             2         $8.07                 18         (c)    0.75% to 0.80%      -3.04% to -0.05%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING JPMorgan International
           2004                         3,467    $8.33 to $23.96        44,030        1.15    0.75% to 1.90%      16.67% to 18.03%
           2003                         3,196    $7.14 to $20.30        34,019        1.05    0.75% to 1.90%      27.05% to 28.48%
           2002                         2,909    $5.62 to $15.80        24,044        0.62    0.75% to 1.90%     -19.64% to -18.69%
           2001                         2,892    $7.00 to $19.44        30,449       25.04    0.45% to 2.25%     -28.33% to -27.48%
           2000                         2,451    $9.76 to $26.80        38,280         (a)          (a)                  (a)
     ING JPMorgan Mid Cap Value
           2004                           154   $13.93 to $15.92         2,215        0.21    0.75% to 1.50%      18.76% to 19.71%
           2003                            55   $11.73 to $13.32           678        0.48    0.75% to 1.50%      28.46% to 29.02%
           2002                             9    $9.17 to $9.20             87         (c)    0.75% to 1.25%       -8.51% to 0.47%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING MFS Capital Opportunities
           2004                         2,955    $6.18 to $27.61    $   38,224        0.42%   0.75% to 1.90%      10.75% to 12.05%
           2003                         3,394    $5.58 to $24.64        39,287        0.20    0.75% to 1.90%      25.68% to 27.14%
           2002                         3,869    $4.44 to $20.94        35,741           -    0.45% to 1.90%     -31.49% to -30.48%
           2001                         4,710    $6.49 to $30.11        62,832       19.25    0.45% to 2.25%     -26.19% to -25.29%
           2000                         4,048    $8.79 to $40.30        78,233         (a)          (a)                  (a)
     ING OpCap Balanced Value
           2004                           180   $11.13 to $13.87         2,126        1.01    0.75% to 1.50%       8.69% to 9.42%
           2003                           116   $10.24 to $12.69         1,250        1.66    0.75% to 1.50%           28.66%
           2002                             2    $8.34 to $8.37             15         (c)    0.80% to 1.25%       -0.14% to 5.35%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING Oppenheimer Global
           2004                             2   $12.30 to $12.47            22           -    0.75% to 1.25%      13.57% to 14.19%
           2003                             -   $10.83 to $10.92             5           -    0.75% to 1.25%      30.17% to 30.78%
           2002                             -    $8.32 to $8.35              1         (c)    0.75% to 1.25%      -10.41% to -0.17%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING PIMCO Total Return
           2004                           339   $11.18 to $11.50         3,885           -    0.75% to 1.50%       2.73% to 3.60%
           2003                           237   $10.82 to $11.10         2,613        3.68    0.75% to 1.50%       0.93% to 3.26%
           2002                           119   $10.70 to $10.75         1,275         (c)    0.75% to 1.50%       3.07% to 7.55%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING Salomon Brothers Aggressive
       Growth
           2004                         4,742    $5.17 to $14.90        53,255           -    0.75% to 1.90%       7.71% to 8.92%
           2003                         5,581    $4.80 to $13.68        58,639           -    0.75% to 1.90%      35.59% to 37.25%
           2002                         6,053    $3.54 to $9.97         47,008           -    0.45% to 1.90%     -36.54% to -35.60%
           2001                         7,478    $5.58 to $15.53        91,535        6.31    0.45% to 2.25%     -26.64% to -25.74%
           2000                         8,010    $7.60 to $20.93       136,685         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)    (000'S)    RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------- -------  -------------------  ----------  ----------  -------------------  -------------------
     ING Salomon Brothers Fundamental
       Value
           2004                           129   $11.05 to $13.75    $    1,483           -%   0.75% to 1.50%       6.87% to 7.64%
           2003                           113   $10.34 to $12.80         1,215        0.75    0.75% to 1.50%           0.3953
           2002                             1          7.69                  5         (c)         0.75%               0.67%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING Salomon Brothers Investors
      Value
           2004                            35   $11.02 to $13.23            38        1.06    0.75% to 1.25%       8.68% to 9.19%
           2003                            17   $10.14 to $12.14            17        0.65    0.75% to 1.25%            29.67%
           2002                             2         7.82                  14         (c)         1.25%               -21.97%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING T. Rowe Price Diversified
       Mid Cap Growth
           2004                            53   $10.90 to $14.04           612           -    0.75% to 1.50%       6.86% to 7.79%
           2003                            96   $10.20 to $13.05         1,017           -    0.75% to 1.50%      42.82% to 43.46%
           2002                            24    $7.31 to $7.34            179         (c)    0.75% to 1.25%      -8.53% to -0.37%
           2001                           (c)          (c)                 (c)         (c)          (c)                  (c)
           2000                           (c)          (c)                 (c)         (c)          (c)                  (c)
     ING T. Rowe Price Growth Equity
           2004                         2,801   $12.62 to $25.72        73,921        0.15    0.75% to 1.50%       8.39% to 9.21%
           2003                         3,123   $11.57 to $23.71        74,887        0.15    0.75% to 1.50%      28.96% to 30.00%
           2002                         3,205    $8.90 to $18.37        58,443        0.19    0.45% to 1.50%     -24.44% to -23.64%
           2001                         3,768   $ 11.70 to $24.29       89,395       15.41    0.45% to 2.25%     -11.56% to -10.85%
           2000                         4,250   $13.14 to $27.44       113,230         (a)          (a)                  (a)
     ING UBS U.S. Large Cap Equity
           2004                         3,631    $6.88 to $15.16        43,678        0.77    0.75% to 1.90%      12.60% to 13.90%
           2003                         3,988    $6.11 to $13.31        42,940        0.57    0.75% to 1.90%      22.69% to 24.04%
           2002                         4,627    $4.98 to $10.73        40,669        0.20    0.75% to 1.90%     -26.32% to -25.45%
           2001                         5,830    $6.77 to $14.39        69,394       20.49    0.45% to 1.90%     -22.40% to -21.48%
           2000                         6,216    $8.71 to $18.33        97,910         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING Van Kampen Comstock
             2004                         298   $12.18 to $14.32    $    3,726           -%   0.75% to 1.50%       15.23% to 15.84%
             2003                          83   $10.64 to $12.38           899        0.77    0.75% to 1.25%       28.04% to 28.69%
             2002                          38    $8.31 to $8.34            319         (c)    0.75% to 1.25%       -18.72% to -2.95%
             2001                         (c)         (c)                  (c)         (c)          (c)                  (c)
             2000                         (c)         (c)                  (c)         (c)          (c)                  (c)
     ING Van Kampen Equity and
       Income
             2004                          12   $10.36 to $11.13           137           -    0.75% to 1.50%       8.94% to 9.76%
             2003                           5    $9.51 to $10.14            53        0.01    0.75% to 1.50%            25.47%
             2002                           -          8.01                428         (c)          1.25%                0.33%
             2001                         (c)          (c)                 (c)         (c)          (c)                  (c)
             2000                         (c)          (c)                 (c)         (c)          (c)                  (c)
     ING VP Strategic Allocation
       Balanced
             2004                       1,065   $15.45 to $17.95        20,822        1.30    0.75% to 2.25%       8.74% to 9.38%
             2003                         948   $14.19 to $16.41        16,937        1.41    0.75% to 2.25%      17.79% to 18.57%
             2002                         977   $12.03 to $13.84        14,344        2.50    0.45% to 1.40%      -10.81% to -9.94%
             2001                       1,082   $13.47 to $15.41        17,390        2.50    0.45% to 2.25%      -8.30% to -7.65%
             2000                       1,232   $14.66 to $16.69        21,090         (a)          (a)                  (a)
     ING VP Strategic Allocation
       Growth
             2004                         771   $15.68 to $18.56        15,631        1.04    0.75% to 2.25%      10.33% to 11.20%
             2003                         813   $14.18 to $16.69        14,808        0.87    0.75% to 2.25%      22.52% to 23.45%
             2002                         835   $11.55 to $13.52        11,257        1.75    0.75% to 2.25%      -15.04% to -14.40%
             2001                         898   $13.56 to $15.80        13,876        1.59    0.45% to 2.25%      -12.87% to -12.21%
             2000                       1,013   $15.52 to $18.00        17,520         (a)          (a)                  (a)
     ING VP Strategic Allocation
       Income
             2004                         926   $15.55 to $17.54        18,730        1.82    0.75% to 1.50%       6.50% to 7.15%
             2003                       1,031   $14.58 to $16.37        19,422        2.31    0.75% to 1.40%      12.05% to 12.82%
             2002                       1,237   $12.99 to $14.51        20,088        3.32    0.75% to 1.40%      -5.69% to -0.78%
             2001                       1,380   $10.79 to $15.29        23,347        4.36    0.45% to 2.25%      -3.75% to -3.11%
             2000                       1,518   $11.13 to $15.77        26,191         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Growth and Income
              2004                     18,090   $6.94 to $216.86    $  423,357        2.31%   0.75% to 2.25%       6.28% to 7.59%
              2003                     20,842   $6.53 to $202.58       455,361           -    0.75% to 2.25%      -24.93% to 25.16%
              2002                     24,165   $5.28 to $162.71       415,966        0.84    0.45% to 1.90%      -26.42% to 60.86%
              2001                     29,079   $7.17 to $219.66       663,646        0.60    0.45% to 2.25%      -19.96% to -18.98%
              2000                     32,914   $8.96 to $272.61       928,210         (a)          (a)                  (a)
     ING GET U.S. Core - Series 1
              2004                      2,214   $10.32 to $10.48        23,042        0.68    1.45% to 2.40%       0.98% to 1.95%
              2003                      2,531   $10.22 to $10.28        25,945         (d)    1.45% to 2.40%             (d)
              2002                        (d)          (d)                 (d)         (d)          (d)                  (d)
              2001                        (d)          (d)                 (d)         (d)          (d)                  (d)
              2000                        (d)          (d)                 (d)         (d)          (d)                  (d)
     ING GET U.S. Core - Series 2
              2004                      1,939   $10.14 to $10.27        19,803        0.10    1.45% to 2.40%       1.20% to 2.19%
              2003                      2,442   $10.02 to $10.05        24,501         (d)    1.45% to 2.40%             (d)
              2002                        (d)          (d)                 (d)         (d)          (d)                  (d)
              2001                        (d)          (d)                 (d)         (d)          (d)                  (d)
              2000                        (d)          (d)                 (d)         (d)          (d)                  (d)
     ING GET U.S. Core - Series 3
              2004                      5,491    $9.89 to $9.99         54,614        0.00    1.45% to 2.40%      -1.00% to -0.10%
              2003                        196        $10.00              1,965         (d)    0.95% to 1.75%             (d)
              2002                        (d)          (d)                 (d)         (d)          (d)                  (d)
              2001                        (d)          (d)                 (d)         (d)          (d)                  (d)
              2000                        (d)          (d)                 (d)         (d)          (d)                  (d)
     ING GET U.S. Core - Series 4
              2004                        788   $10.33 to $10.41         8,173         (e)    1.45% to 2.40%             (e)
              2003                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                        (e)          (e)                 (e)         (e)          (e)                  (e)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                               INVESTMENT
                                      UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME       EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION             (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)    (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     ------------------------------  -------  -------------------  ----------  ----------   -------------------  -------------------
     ING GET U.S. Core - Series 5
              2004                       422   $10.44 to $10.50    $    4,428         (e)%    1.45% to 2.40%            (e)
              2003                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                       (e)          (e)                 (e)         (e)          (e)                  (e)
     ING GET U.S. Core - Series 6
              2004                     8,740   $10.06 to $10.09        88,090         (e)     1.45% to 2.40%            (e)
              2003                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                       (e)          (e)                 (e)         (e)          (e)                  (e)
     ING GET U.S. Core - Series 7
              2004                     5,702         $10.00            57,015         (e)     0.95% to 1.90%            (e)
              2003                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                       (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                       (e)          (e)                 (e)         (e)          (e)                  (e)
     ING VP Global Science and
       Technology
              2004                     2,857    $3.56 to $11.96        10,373           -     0.75% to 1.90%      -3.17% to -1.86%
              2003                     3,595    $3.66 to $12.23        13,372           -     0.75% to 1.90%      42.64% to 44.62%
              2002                     2,536    $2.55 to $2.67          6,564           -     0.75% to 1.90%     -42.40% to -41.72%
              2001                     2,631    $4.42 to $4.62         11,745           -     0.45% to 1.90%      -24.42 to -23.54%
              2000                     1,680    $5.82 to $6.09          9,833         (a)          (a)                  (a)
     ING VP Growth
              2004                     2,380    $5.38 to $14.86        28,081        0.12     0.75% to 1.90%       5.25% to 6.37%
              2003                     2,874    $5.11 to $13.97        32,091           -     0.75% to 1.90%      27.75% to 29.46%
              2002                     3,203    $4.00 to $10.80        28,286           -     0.75% to 1.90%     -30.30% to -29.47%
              2001                     4,148    $5.73 to $15.31        52,088       12.13     0.45% to 2.25%     -28.45% to -27.61%
              2000                     4,705    $8.02 to $21.15        85,002         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Index Plus LargeCap
              2004                     10,827    $7.87 to $19.33    $  182,362        1.01%   0.75% to 2.25%       8.40% to 9.77%
              2003                     12,166    $7.26 to $17.61       186,926        1.03    0.75% to 2.25%      23.89% to 25.16%
              2002                     13,185    $5.86 to $14.07       154,417        0.24    0.45% to 2.25%      -23.02% to -21.88
              2001                     15,160    $7.62 to $18.06       224,762        4.07    0.45% to 2.25%      -15.27% to -5.62%
              2000                     14,826    $8.99 to $21.06       261,795         (a)          (a)                  (a)
     ING VP Index Plus MidCap
              2004                        944   $14.59 to $20.23        18,233        0.40    0.75% to 1.50%      14.85% to 15.72%
              2003                        901   $12.63 to $17.49        15,032        0.44    0.75% to 1.50%      30.49% to 31.40%
              2002                        925   $12.33 to $13.31        11,779        0.50    0.45% to 1.50%     -13.40% to -12.49%
              2001                        631   $14.24 to $15.26         9,214        6.54    0.45% to 1.50%      -2.80% to 12.09%
              2000                        452   $14.50 to $15.59         6,733         (a)          (a)                  (a)
     ING VP Index Plus SmallCap
              2004                        592   $14.45 to $16.34         8,963        0.14    0.75% to 1.50%      20.22% to 21.21%
              2003                        538   $12.02 to $13.49         6,712        0.16    0.75% to 1.50%      34.15% to 35.13%
              2002                        464    $8.96 to $9.99          4,275        0.19    0.75% to 1.50%     -14.50% to -13.86%
              2001                        225   $10.48 to $11.60         2,411        3.71    0.45% to 1.50%       0.87% to 1.64%
              2000                        104   $10.39 to $11.42         1,098         (a)          (a)                  (a)
     ING VP International Equity
              2004                      1,353    $6.98 to $9.75         13,340        1.15    0.75% to 1.90%      14.99% to 16.21%
              2003                        993    $6.07 to $8.39          8,924        0.89    0.75% to 1.90%      29.42% to 31.09%
              2002                        836    $4.69 to $6.40          5,228        0.22    0.75% to 1.90%     -28.07% to -27.23%
              2001                        954    $6.51 to $8.79          7,991        0.12    0.45% to 2.25%     -25.34% to -24.45%
              2000                        863    $8.73 to $11.64         9,708         (a)          (a)                  (a)
     ING VP Small Company
              2004                      4,382   $10.72 to $23.05        82,870        0.28    0.75% to 1.90%      12.13% to 13.55%
              2003                      4,826    $9.56 to $20.30        80,458        0.24    0.75% to 1.90%      34.84% to 36.42%
              2002                      4,213    $7.09 to $14.88        52,158        0.52    0.45% to 1.90%     -24.69% to -23.57%
              2001                      3,814    $9.41 to $19.53        62,576        3.89    0.45% to 2.25%       0.50% to 3.22%
              2000                      2,815    $9.22 to $18.92        47,270         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Value Opportunity
             2004                         909   $12.23 to $18.71    $   16,285        0.82%   0.75% to 1.50%       8.48% to 9.35%
             2003                       1,131   $11.21 to $17.11        18,645        0.76    0.75% to 1.50%      22.79% to 23.63%
             2002                       1,272    $9.36 to $13.84        17,001        0.44    0.45% to 1.50%     -27.07% to -26.30%
             2001                       1,441   $12.75 to $18.83        26,362        5.21    0.45% to 1.50%      -10.97% to 0.58%
             2000                         963   $14.22 to $20.99        19,710         (a)          (a)                  (a)
     ING VP International Value
             2004                         247   $11.76 to $13.22         2,980        1.29    0.75% to 1.50%      15.63% to 16.51%
             2003                         115   $10.17 to $11.37         1,199        1.60    0.75% to 1.50%      15.86% to 29.02%
             2002                          49    $7.95 to $8.83            404         (c)    0.75% to 1.50%      -19.18% to -1.19%
             2001                         (c)          (c)                 (c)         (c)          (c)                  (c)
             2000                         (c)          (c)                 (c)         (c)          (c)                  (c)
     ING VP MagnaCap - Class I
             2004                          13    $9.52 to $9.64            125        2.40    0.75% to 1.25%       7.81% to 8.19%
             2003                           5    $8.83 to $8.91             42        1.03    0.75% to 1.25%            30.07%
             2002                           4         $6.85                 27         (c)         0.75%               -21.38%
             2001                         (c)          (c)                 (c)         (c)          (c)                  (c)
             2000                         (c)          (c)                 (c)         (c)          (c)                  (c)
     ING VP MagnaCap - Class S
             2004                         166    $9.60 to $9.95          1,635        1.48    0.95% to 1.90%       6.90% to 7.92%
             2003                         101    $8.98 to $9.22            928        0.71    0.95% to 1.90%      28.10% to 29.49%
             2002                          69    $7.01 to $7.12            490        0.95    0.95% to 1.90%     -25.77% to -23.73%
             2001                          46    $9.28 to $9.34            431         (b)    0.95% to 1.90%       -5.87% to 0.00%
             2000                         (b)          (b)                 (b)         (b)          (b)                  (b)
     ING VP MidCap Opportunities -
       Class I
             2004                          32   $10.28 to $13.84           340           -    0.75% to 1.25%      10.18% to 10.69%
             2003                          96    $9.33 to $9.45            905           -    0.75% to 1.25%      34.83% to 35.58%
             2002                          11    $6.89 to $6.97             76         (c)    0.75% to 1.50%     -20.85% to -9.47%
             2001                         (c)          (c)                 (c)         (c)          (c)                  (c)
             2000                         (c)          (c)                 (c)         (c)          (c)                  (c)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP MidCap Opportunities -
       Class S
              2004                      1,180    $8.94 to $9.26     $   10,784           -%   0.95% to 1.90%       9.02% to 10.11%
              2003                        818    $8.20 to $8.41          6,818           -    0.95% to 1.90%      34.21% to 35.43%
              2002                        418    $6.11 to $6.21          2,583           -    0.95% to 1.90%     -27.40% to -26.70%
              2001                        102    $8.42 to $8.48            865         (b)    0.95% to 1.90%     -16.75% to -10.14%
              2000                        (b)          (b)                 (b)         (b)          (b)                  (b)
     ING VP Real Estate
              2004                         86   $13.88 to $13.93         1,193         (e)    0.75% to 1.25%             (e)
              2003                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                        (e)          (e)                 (e)         (e)          (e)                  (e)
     ING VP SmallCap Opportunities -
       Class I
              2004                        128    $7.42 to $12.78           970           -    0.75% to 1.25%       8.80% to 9.42%
              2003                        202    $6.78 to $11.71         1,392           -    0.75% to 1.50%      36.95% to 37.45%
              2002                         12    $4.98 to $5.02             58         (c)    0.75% to 1.25%     -33.20% to -9.70%
              2001                        (c)          (c)                 (c)         (c)          (c)                  (c)
              2000                        (c)          (c)                 (c)         (c)          (c)                  (c)
     ING VP SmallCap Opportunities -
       Class S
              2004                        765    $6.82 to $7.07          5,342           -    0.95% to 1.90%       7.91% to 8.94%
              2003                        704    $6.32 to $6.49          4,528           -    0.95% to 1.90%      35.62% to 37.21%
              2002                        376    $4.66 to $4.73          1,772           -    0.95% to 1.90%     -44.82% to -44.28%
              2001                        151    $8.44 to $8.50          1,280         (b)    0.95% to 1.90%     -24.98% to -12.33%
              2000                        (b)          (b)                 (b)         (b)          (b)                  (b)
     ING VP Balanced
              2004                      7,519    $9.85 to $26.84       189,559        2.00    0.75% to 2.25%       7.30% to 8.58%
              2003                      6,962    $9.18 to $24.72       172,818        1.94    0.75% to 2.25%      16.65% to 18.00%
              2002                      7,046    $7.87 to $26.80       148,868        1.07    0.45% to 2.25%     -12.01% to -10.71%
              2001                      8,277    $8.94 to $30.01       189,948        5.84    0.45% to 2.25%       -6.04% to 0.46%
              2000                      8,309    $9.52 to $24.76       199,768         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     ING VP Emerging Markets
              2004                         70        $11.02         $      770        0.76%        1.40%               20.04%
              2003                         88        $9.18                 809           -         1.40%               45.25%
              2002                        103        $6.32                 649           -         1.40%              -10.60%
              2001                        129        $7.08                 912       19.78    0.85% to 1.40%          -11.68%
              2000                        157        $8.01               1,255         (a)         (a)                  (a)
     ING VP Intermediate Bond
              2004                      7,665   $11.37 to $19.78       137,880        7.97    0.75% to 2.25%       2.91% to 4.11%
              2003                      8,243   $10.94 to $19.00       143,435        1.80    0.75% to 2.25%       4.22% to 5.51%
              2002                      9,939   $11.86 to $18.01       164,563        3.25    0.75% to 2.25%       6.28% to 7.53%
              2001                      9,525   $11.16 to $16.75       144,459        6.51    0.45% to 2.25%       6.67% to 7.93%
              2000                      6,869   $10.46 to $15.52        99,490         (a)         (a)                  (a)
     ING VP Money Market
              2004                     15,367   $10.10 to $14.51       192,781        1.13    0.75% to 2.25%       -0.88% to 0.35%
              2003                     13,149   $10.02 to $14.46       173,894        1.89    0.75% to 2.25%       -1.07% to 0.14%
              2002                     19,939   $10.30 to $14.44       262,556        3.85    0.75% to 2.25%       -0.31% to 0.86%
              2001                     22,423   $10.33 to $48.45       293,027        4.69    0.45% to 2.25%       1.33% to 3.16%
              2000                     16,310   $10.13 to $13.88       211,809         (a)         (a)                  (a)
     ING VP Natural Resources
              2004                        111   $16.41 to $17.48         1,861        0.95    0.75% to 1.50%      11.03% to 11.76%
              2003                        116   $14.78 to $15.64         1,732           -    0.75% to 1.50%      28.52% to 29.58%
              2002                        135   $11.48 to $12.07         1,567        0.19    0.75% to 1.50%      -3.56% to -2.83%
              2001                        166   $11.90 to $12.42         2,003           -    0.45% to 1.50%     -17.19% to -16.57%
              2000                        193   $14.35 to $14.87         2,801         (a)         (a)                  (a)
     Janus Aspen Balanced
              2004                      9,164    $9.95 to $27.77       156,790        2.08    0.75% to 1.90%       6.53% to 7.72%
              2003                     11,471    $9.34 to $25.95       186,531        2.17    0.75% to 1.90%      -46.48% to 13.18%
              2002                     13,695    $8.35 to $23.08       197,825        2.41    0.45% to 1.90%      -8.22% to 109.99%
              2001                     15,239    $9.10 to $25.02       240,241        2.63    0.45% to 1.90%      -6.53% to -5.42%
              2000                     13,985    $9.73 to $26.63       244,144         (a)         (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Janus Aspen Flexible Income
              2004                        794   $11.46 to $21.38    $   15,748        5.17%   0.75% to 1.50%       2.40% to 3.19%
              2003                      1,144   $11.13 to $20.72        22,158        4.66    0.75% to 1.50%       4.82% to 5.61%
              2002                      1,538   $12.85 to $19.62        28,392        4.45    0.45% to 1.50%       8.83% to 9.98%
              2001                      1,415   $11.72 to $17.89        23,940        5.95    0.45% to 1.50%       -0.78% to 6.93%
              2000                      1,182   $10.97 to $16.73        18,730         (a)         (a)                  (a)
     Janus Aspen Growth
              2004                      6,667    $5.85 to $21.12        84,481        0.13    0.75% to 1.90%       2.45% to 3.70%
              2003                      8,493    $5.71 to $20.49       105,326        0.08    0.75% to 1.90%      29.19% to 30.80%
              2002                     10,142    $4.42 to $15.78        98,503           -    0.45% to 1.90%     -27.91% to -26.84%
              2001                     13,150    $6.13 to $21.78       176,779        0.26    0.45% to 2.25%     -26.17% to -25.27%
              2000                     14,324    $8.30 to $29.34       267,653         (a)         (a)                  (a)
     Janus Aspen Mid Cap Growth
              2004                      7,231    $4.59 to $21.68        94,264           -    0.75% to 1.90%      18.30% to 19.85%
              2003                      7,749    $3.88 to $18.09        88,717           -    0.75% to 1.90%      32.77% to 34.10%
              2002                      8,940    $2.92 to $15.64        77,233           -    0.45% to 1.90%     -29.31% to -28.26%
              2001                     11,480    $4.14 to $21.80       141,806           -    0.45% to 1.90%     -40.61% to -39.88%
              2000                     12,172    $6.97 to $36.27       274,462         (a)         (a)                  (a)
     Janus Aspen Worldwide Growth
              2004                     10,934    $5.95 to $23.00       154,245        0.94    0.75% to 1.90%       2.76% to 3.96%
              2003                     13,736    $5.79 to $22.26       190,923        1.05    0.75% to 1.90%      21.64% to 23.07%
              2002                     17,171    $4.76 to $18.46       198,280        0.84    0.45% to 1.90%     -26.92% to -25.84%
              2001                     20,979    $6.51 to $24.89       331,396        0.44    0.45% to 2.25%     -23.92% to -22.98%
              2000                     21,842    $8.56 to $32.41       483,863         (a)         (a)                  (a)
     Lord Abbett Growth and Income
              2004                        591   $11.21 to $13.69         6,773        1.07    0.75% to 1.50%      10.99% to 11.78%
              2003                        303   $10.10 to $12.27         3,110        1.02    0.75% to 1.50%      29.43% to 30.09%
              2002                         54    $7.85 to $7.91            422         (c)    0.75% to 1.25%     -17.45% to -15.55%
              2001                        (c)         (c)                  (c)         (c)         (c)                  (c)
              2000                        (c)         (c)                  (c)         (c)         (c)                  (c)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Lord Abbett Mid-Cap Value
              2004                        292   $12.45 to $14.98    $    3,732        0.40%   0.75% to 1.50%      22.18% to 23.12%
              2003                        117   $10.19 to $12.20         1,217        0.66    0.75% to 1.50%       3.85% to 23.87%
              2002                         55    $8.38 to $9.87            474         (c)    0.75% to 1.25%      -13.36% to 1.56%
              2001                        (c)          (c)                 (c)         (c)          (c)                  (c)
              2000                        (c)          (c)                 (c)         (c)          (c)                  (c)
     MFS(R) VIT Strategic Income
              2004                        181   $13.78 to $13.96         2,503        5.05    1.25% to 1.40%       6.25% to 6.32%
              2003                        194   $12.97 to $13.13         2,524        5.90    1.25% to 1.40%       8.81% to 9.05%
              2002                        228   $11.92 to $12.04         2,720        2.91    1.25% to 1.40%       6.89% to 7.05%
              2001                        156   $11.15 to $11.25         1,742        3.89    0.85% to 1.40%       3.28% to 3.44%
              2000                        142   $10.80 to $10.87         1,537         (a)          (a)                  (a)
     MFS(R) VIT Total Return
              2004                      9,461   $12.25 to $19.78       142,497        1.52    0.95% to 1.90%       9.18% to 10.30%
              2003                      7,849   $11.22 to $18.00       110,405        1.64    0.95% to 1.90%      14.14% to 15.18%
              2002                      7,407    $9.83 to $15.67        91,725        1.74    0.95% to 1.90%      -6.97% to -6.07%
              2001                      7,002   $10.57 to $16.73        93,910        5.19    0.50% to 1.90%      -1.67% to -0.70%
              2000                      4,368   $10.75 to $16.90        63,398         (a)          (a)                  (a)
     Oppenheimer Aggressive Growth
              2004                      3,156    $4.71 to $15.29        32,874           -    0.95% to 1.90%      17.46% to 18.63%
              2003                      3,313    $4.01 to $12.93        29,115           -    0.95% to 1.90%      23.01% to 24.42%
              2002                      3,447    $3.26 to $10.43        23,930        0.67    0.95% to 1.90%     -29.17% to -28.48%
              2001                      4,063    $4.60 to $14.62        40,449       15.39    0.50% to 2.25%     -32.58% to -31.92%
              2000                      3,454    $6.82 to $21.54        57,052         (a)          (a)                  (a)
     Oppenheimer Global Securities
              2004                      2,073   $15.03 to $23.47        43,720        1.17    0.75% to 1.50%      17.37% to 18.23%
              2003                      1,634   $12.73 to $19.94        29,539        0.55    0.75% to 1.50%      40.97% to 41.96%
              2002                      1,174   $10.74 to $14.12        15,177        0.57    0.75% to 1.50%     -23.30% to -22.72%
              2001                        977   $14.01 to $18.36        16,403       12.79    0.75% to 1.50%     -13.36% to -12.70%
              2000                        881   $16.17 to $21.14        17,260         (a)          (a)                  (a)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Oppenheimer Main Street(R)
              2004                      5,694    $8.27 to $13.79    $   68,396        0.85%   0.80% to 2.25%       7.40% to 8.45%
              2003                      5,799    $7.70 to $12.76        65,121        0.86    0.95% to 2.25%      24.19% to 25.42%
              2002                      5,617    $6.20 to $10.19        48,801        0.77    0.95% to 2.25%     -20.34% to -19.57%
              2001                      6,141    $7.78 to $12.71        65,709        0.53    0.50% to 2.25%     -11.87% to -11.02%
              2000                      5,613    $8.83 to $14.33        67,652         (a)          (a)                  (a)
     Oppenheimer Strategic Bond
              2004                      3,938   $13.17 to $15.49        58,634        4.61    0.75% to 2.25%       6.66% to 7.90%
              2003                      3,027   $12.23 to $14.43        42,500        6.13    0.75% to 2.25%      15.80% to 17.10%
              2002                      2,737   $10.76 to $12.38        32,735        7.25    0.75% to 2.25%       5.40% to 6.64%
              2001                      2,585   $10.21 to $11.67        28,892        6.16    0.50% to 2.25%       2.84% to 4.06%
              2000                      2,144    $9.93 to $11.27        23,335         (a)          (a)                  (a)
     PIMCO VIT Real Return
              2004                         48        $10.82                522         (e)         0.75%                 (e)
              2003                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                        (e)          (e)                 (e)         (e)          (e)                  (e)
     Pioneer Equity Income VCT
              2004                        140   $11.02 to $13.32         1,581        2.07    0.75% to 1.50%      14.67% to 15.53%
              2003                         26    $9.61 to $11.55           253        2.46    0.75% to 1.50%      21.03% to 21.61%
              2002                         19    $7.99 to $8.05            153         (c)    0.75% to 1.25%     -17.35% to -16.32%
              2001                        (c)          (c)                 (c)         (c)          (c)                  (c)
              2000                        (c)          (c)                 (c)         (c)          (c)                  (c)
     Pioneer Fund VCT
              2004                          5   $10.12 to $10.29            52           -    0.75% to 1.25%       9.88% to 10.41%
              2003                          -    $9.21 to $9.32              4        0.58    0.75% to 1.25%           22.79%
              2002                          -         $7.59                  1         (c)         0.75%                0.06%
              2001                        (c)          (c)                 (c)         (c)          (c)                  (c)
              2000                        (c)          (c)                 (c)         (c)          (c)                  (c)

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VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Pioneer High Yield VCT
              2004                         20        $10.68         $      216         (e)%        0.75%                 (e)
              2003                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                        (e)          (e)                 (e)         (e)          (e)                  (e)
     Pioneer Mid Cap Value VCT
              2004                        220   $14.18 to $15.93         3,193        0.31    0.75% to 1.50%      20.27% to 21.25%
              2003                         62   $11.79 to $13.17           739        0.14    0.75% to 1.50%      35.85% to 36.36%
              2002                          3    $8.73 to $8.80             30         (c)    0.75% to 1.25%     -17.31% to -16.24%
              2001                        (c)          (c)                 (c)         (c)          (c)                  (c)
              2000                        (c)          (c)                 (c)         (c)          (c)                  (c)
     Jennison
              2004                        160    $8.14 to $8.43          1,329        0.09    0.95% to 1.90%       7.25% to 8.22%
              2003                        111    $7.59 to $7.79            859           -    0.95% to 1.90%      27.14% to 28.34%
              2002                         71    $5.97 to $6.07            427           -    0.95% to 1.90%     -32.48% to -31.82%
              2001                         81    $8.84 to $8.90            724           -    0.95% to 1.90%       -3.52% to 9.12%
              2000                        (b)          (b)                 (b)         (b)          (b)                  (b)
     SP William Blair International
       Growth
              2004                        682    $8.81 to $9.13          6,154           -    0.95% to 1.90%      13.82% to 14.99%
              2003                        416    $7.74 to $7.94          3,269           -    0.95% to 1.90%      36.51% to 37.85%
              2002                         37    $5.67 to $5.76            214           -    0.95% to 1.90%     -24.30% to -21.53%
              2001                          8    $ 7.49 to $7.52            59           -    0.95% to 1.90%      -19.54% to 4.42%
              2000                        (b)          (b)                 (b)         (b)          (b)                  (b)
     UBS U.S. Allocation
              2004                        977    $8.38 to $9.41          8,911        0.77    0.95% to 1.90%       8.27% to 9.29%
              2003                      1,393    $7.74 to $8.61         11,708        0.80    0.95% to 1.90%      25.04% to 26.06%
              2002                      1,454    $6.19 to $6.83          9,725        0.55    0.95% to 1.90%     -24.42% to -23.69%
              2001                      1,635    $8.20 to $8.94         14,334        7.95    0.50% to 1.90%     -14.22% to -13.38%
              2000                      1,218    $9.56 to $10.33        12,509         (a)          (a)                  (a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                INVESTMENT
                                       UNITS     UNIT FAIR VALUE    NET ASSETS    INCOME      EXPENSE RATIO(B)     TOTAL RETURN(C)
                DIVISION              (000'S)  (LOWEST TO HIGHEST)   (000'S)     RATIO(A)   (LOWEST TO HIGHEST)  (LOWEST TO HIGHEST)
     -------------------------------  -------  -------------------  ----------  ----------  -------------------  -------------------
     Wanger Select
              2004                         22        $11.45         $      249         (e)%        0.75%                 (e)
              2003                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                        (e)          (e)                 (e)         (e)          (e)                  (e)
     Wanger U.S. Smaller Companies
              2004                          8        $11.61                 97         (e)         0.75%                 (e)
              2003                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2002                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2001                        (e)          (e)                 (e)         (e)          (e)                  (e)
              2000                        (e)          (e)                 (e)         (e)          (e)                  (e)

     (a)  Not provided for 2000.
     (b) As investment Division was not available until 2001, this data is not meaningful and is therefore not presented.
     (c) As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
     (d) As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
     (e) As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

     (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
     (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense risk charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
     (C) Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

                           VARIABLE ANNUITY ACCOUNT B

                           PART C - OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements:

     (1)  Included in Part A:

     Condensed Financial Information

     (2)  Included in Part B:

     Consolidated Financial Statements of Variable Annuity Account B:

     -    Report of Independent Registered Public Accounting Firm

     -    Statements of Assets and Liabilities as of December 31, 2004

     -    Statements of Operations for the year ended December 31, 2004

     - Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003

     -    Notes to Financial Statements

     Financial Statements of ING Life Insurance and Annuity Company:

     -    Report of Independent Registered Public Accounting Firm

     - Consolidated Statements of Operations for the years ended December 31, 2004, 2003 and 2002

     -    Consolidated Balance Sheets as of December 31, 2004 and 2003

     - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002

     - Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

     -    Notes to Consolidated Financial Statements

     (b)      Exhibits

     (1) Resolution establishing Variable Annuity Account B o Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

     (2)  Not applicable

     (3.1) Broker-Dealer Agreement o Incorporated by reference to Registration
          Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (3.2) Alternative Form of Wholesaling Agreement and Related Selling
          Agreement o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

     (3.3) Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
          Insurance and Annuity Company and Aetna Investment Services, Inc.
          (AISI) and Letter of Assignment to AISI o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

     (3.4) Underwriting Agreement dated November 17, 2000 between Aetna Life
          Insurance and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

     (4.1) Variable Annuity Contract (GM-VA-98) o Incorporated by reference to
          Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (4.2) Variable Annuity Contract Certificate (GMC-VA-98) o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (4.3) Variable Annuity Contract (GM-VA-98(NY)) o Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

     (4.4) Variable Annuity Contract Certificate (GMC-VA-98(NY)) o Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

     (4.5) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and
          Variable Annuity Contract Certificate GMC-VA-98 o Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

     (4.6) Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and
          Variable Annuity Contract Certificate GMC-VA-98 o Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

     (4.7) Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and
          Variable Annuity Contract Certificate GMC-VA-98 o Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on May 8, 2000.

     (4.8) Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract
          GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY) o Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 13, 2000.

     (4.9) Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change o
          Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

     (5) Variable Annuity Contract Application (9.5.89-6(9/98)) o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

     (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) o Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

     (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and
          Annuity Company (formerly Aetna Life Insurance and Annuity Company) o Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

     (7)  Not applicable

     (8.1) Fund Participation Agreement dated June 30, 1998 by and among AIM
          Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

     (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

     (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

     (8.4) Amendment dated July 12, 2002 to Participation Agreement dated as of
          June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

     (8.5) Service Agreement effective June 30, 1998 between Aetna Life
          Insurance and Annuity Company and AIM Advisors, Inc. o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

     (8.6) First Amendment dated October 1, 2000 to the Service Agreement dated
          June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

     (8.7) Fund Participation Agreement dated March 1, 2000 between Aetna Life
          Insurance and Annuity Company and Alliance Capital o Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

     (8.8) Service Agreement dated March 1, 2000 between Aetna Life Insurance and Annuity Company and Alliance Capital o Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

     (8.9) Fund Participation Agreement dated as of May 1, 1998 by and among
          Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (8.10) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998. (8.11) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

     (8.12) Third Amendment dated February 11, 2000 to Fund Participation
          Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

     (8.13) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

     (8.14) Fifth Amendment dated February 27, 2001 to Fund Participation
          Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. o Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

     (8.15) Sixth Amendment dated as of June 19, 2001 to Fund Participation
          Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

     (8.16) Service Agreement dated as of May 1, 1998 between Aeltus Investment
          Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (8.17) Amendment dated November 4, 1998 to Service Agreement dated as of
          May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

     (8.18) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

     (8.19) Third Amendment dated May 1, 2000 to Service Agreement dated as of
          May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series o Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

     (8.20) Fourth Amendment dated as of June 26, 2001 to Service Agreement with
          Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

     (8.21) Fund Participation Agreement dated May 1, 1999 between Aetna Life
          Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management, Inc.) o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

     (8.22) Service Agreement dated May 1, 1999 between Brinson Advisors, Inc.
          (formerly Mitchell Hutchins Asset Management, Inc.) and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

     (8.23) Fund Participation Agreement dated February 1, 1994 and amended on
          December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation
          o Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

     (8.24) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

     (8.25) Sixth Amendment dated November 6, 1997 to the Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

     (8.26) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
          1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (8.27) Eighth Amendment dated December 1, 1999 to Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
          1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000. (8.28) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

     (8.29) Fifth Amendment dated as of May 1, 1997 to the Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

     (8.30) Sixth Amendment dated as of January 20, 1998 to the Fund
          Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
          1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

     (8.31) Seventh Amendment dated as of May 1, 1998 to the Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
          1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (8.32) Eighth Amendment dated December 1, 1999 to Fund Participation
          Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1,
          1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000. (8.33) Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC
          o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

     (8.34) Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation o Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

     (8.35) Participation Agreement dated April 30, 2003 among ING Life
          Insurance and Annuity Company, The GCG Trust (renaming effective May 1, 2003) ING Investors Trust and Directed Services, Inc. o Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 33-23512), as filed on August 1, 2003.

     (8.36) Fund Participation Agreement dated April 30, 1996, and amended on
          September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

     (8.37) Fourth Amendment dated May 1, 1998 to the Fund Participation
          Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

     (8.38) Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

     (8.39) Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company o Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

     (8.40) Sixth Amendment dated November 17, 2000 to the Fund Participation
          Agreement dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1, 1998 and July 1, 1999 between
          Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company o Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

     (8.41) Fund Participation Agreement dated March 11, 1997 between Aetna Life
          Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

     (8.42) First Amendment dated December 1, 1999 to Fund Participation
          Agreement dated March 11, 1997between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. o Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

     (8.43) Service Agreement effective as of March 11, 1997 between Oppenheimer
          Funds, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

     (8.44) Fund Participation Agreement dated as of May 1, 2001 among Pilgrim
          Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. o Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

     (8.45) Amendment dated August 30, 2002 between ING Life Insurance and
          Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

     (8.46) Administrative and Shareholder Services Agreement dated April 1,
          2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

     (8.47) Participation Agreement dated as of November 28, 2001 among
          Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

     (8.48) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

     (8.49) Amendment dated May 1, 2003 between ING Partners, INC., ING Life
          Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

     (8.50) Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 o Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

     (8.51) Form of Amendment dated __________, 200_ to the Participation
          Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004.

     (8.52) Shareholder Servicing Agreement (Service Class Shares) dated as of
          November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

     (8.53) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 o Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

     (8.54) Amendment dated May 1, 2003 by and between ING Partners, Inc. and
          ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 o Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

     (8.55) Amendment dated November 1, 2004 to the Shareholder Servicing
          Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 o Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

     (8.56) Form of Amendment dated _______, 200_ to the Shareholder Servicing
          Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004.

     (9)  Opinion and Consent of Counsel

     (10) Consent of Independent Registered Public Accounting Firm

     (11) Not applicable

     (12) Not applicable

     (13.1) Powers of Attorney o Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account as filed with the Securities and Exchange Commission on April 7, 2005 (File Nos. 333-49581).

     (13.2) Authorization for Signatures o Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*
--------------------------------------------------

Name and Principal            Positions and Offices with
BUSINESS ADDRESS              DEPOSITOR

 Thomas J. McInerney1         Director and Chairman

 Kathleen A. Murphy2          Director

 Catherine H. Smith2          Director

 Jacques de Vaucleroy1        Director and Senior Vice President

 David A. Wheat1              Director, Senior Vice President and Chief
                              Financial Officer

 Brian D. Comer2              President

 Susan Collins2               Senior Vice President

 Shaun P. Mathews2            Senior Vice President

 Stephen J. Preston3          Senior Vice President

 Boyd G. Combs1               Senior Vice President, Tax

 James G. Auger2              Vice President

 Marie M. Augsberger2         Vice President

 Pamela M. Barcia2            Vice President

 Ronald R. Barhorst           Vice President
 4225 Executive Square
 La Jolla, California 92037

 Linda Beblo3                 Vice President

 Jeoffrey A. Block4           Vice President

 Kevin P. Brown2              Vice President

 Anthony V. Camp2             Vice President

 Mary Kathleen Carey-Reid2    Vice President

 Kevin L. Christensen4        Vice President

 Andrew D. Chua5              Vice President

 Elizabeth A. Clifford3       Vice President

 Patricia M. Corbett4         Vice President

 Karen Czizik5                Vice President

 Terrence O. Davis1           Vice President

 Robert B. DiMartino2         Vice President

 Shari A. Enger3              Vice President

 Julie A. Foster4             Vice President

 Brian K. Haendiges2          Vice President

 Steven J. Haun4             Vice President

 James Hennessy6             Vice President

 Ronald C. Hull2             Vice President

 William S. Jasien           Vice President
 12701 Fair Lakes Circle
 Suite 470
 Fairfax, Virginia 22033

 David A. Kelsey2           Vice President

 Mary A. Langevin2          Vice President

 Roger E. Lavallee2         Vice President

 Frederick C. Litow1        Vice President

 William L. Lowe1           Vice President

 Thomas A. Lutter3          Vice President

 Gregory J. Miller2         Vice President

 Todd E. Nevenhoven4        Vice President

 Peg O. Norris3             Vice President

 Ethel Pippin2              Vice President

 Robert A. Richard2         Vice President


 Michael Roland6            Vice President

 Eric J. Steelman3          Vice President


 Carl P. Steinhilber2       Vice President


 Laurie M. Tillinghast2     Vice President

 Stanley Vyner7             Vice President

 Barry G. Ward1             Vice President


 Christopher R. Welp4       Vice President


 Mary Broesch3              Vice President and Actuary

 Bruce T. Campbell2         Vice President and Actuary

 Richard Lau3               Vice President and Actuary

 Alice Su3                  Vice President and Actuary

 Lawrence D. Taylor5        Vice President and Actuary

 Terry J. Boucher2          Vice President and Appointed Actuary

 Roger W. Fisher1           Vice President and Chief Accounting Officer

 John R. Dobo5              Vice President and Chief Actuary,
                            ING Institutional Markets

 Therese M. Squillacote2    Vice President and Compliance Officer

 David S. Pendergrass1      Vice President and Treasurer

 Dawn M. Peck1              Vice President, Assistant Treasurer
                            and Assistant Secretary

 Ira Braunstein1            Vice President, Investments

 Robert P. Browne1          Vice President, Investments

 Daniel J. Foley1           Vice President, Investments

 Christopher P. Lyons1      Vice President, Investments

 Gregory G. McGreevey1      Vice President, Investments

 Maurice M. Moore1          Vice President, Investments

 Joseph J. Elmy2            Vice President, Tax

 Paula Cludray-Engelke8     Secretary

James M. Desrocher         Illustration Actuary
Lincoln National Life
Insurance Company
350 Church Street, MPR1
Hartford, CT  06103-1106

 Jane A. Boyle2            Assistant Secretary

 Diana R. Cavender8        Assistant Secretary

 Linda H. Freitag1         Assistant Secretary

 Daniel F. Hinkel1         Assistant Secretary

 William Hope1             Assistant Secretary

 Joseph D. Horan1          Assistant Secretary

 David Lee Jacobson3       Assistant Secretary

 Rita J. Kummer1           Assistant Secretary

 James M. May, III1        Assistant Secretary

 Donna M. O'Brien2         Assistant Secretary

 Krystal L. Ols8           Assistant Secretary

 Loralee A. Renelt8         Assistant Secretary

 Carol Semplice2            Assistant Secretary

 Linda E. Senker3           Assistant Secretary

 Patricia M. Smith2         Assistant Secretary

 Edwina P. J. Steffer8      Assistant Secretary

 John F. Todd2              Assistant Secretary

 Diane Yell9                Assistant Secretary

 Glenn A. Black1            Tax Officer

 Terry L. Owens1            Tax Officer

 James Taylor1              Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

3 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

4 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203

6 The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.

7 The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.

8 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

9 The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
--------------------------------------------------------------------------------

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 106,691 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28.   INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal               Positions and Offices with

BUSINESS ADDRESS                 PRINCIPAL UNDERWRITER

Ronald R. Barhorst               Director and President
4225 Executive Square

La Jolla, California 92037

Brian D. Comer1                  Director and Senior Vice President

William L. Lowe1                 Director and Senior Vice President

Shaun P. Mathews1                Senior Vice President

Boyd G. Combs2                   Senior Vice President, Tax

William Jasien3                  Senior Vice President

Louis E. Bachetti                Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Susan J. Stamm1                  Chief Financial Officer

Mark Appel                       Vice President
200 North Sepulveda Boulevard
El Segundo, California

Pamela Mulvey Barcia1            Vice President

Robert H. Barley1                Vice President

David A. Brounley1               Vice President

Anthony V. Camp, Jr.1            Vice President

Mary Kathleen Carey-Reid1        Vice President

James Drake                      Vice President
5 Penn Plaza, 11th Floor
New York, New York

Joseph J. Elmy2                  Vice President, Tax

William Elmslie                  Vice President
5 Penn Plaza, 11th Floor
New York, New York

Brian K. Haendiges1              Vice President

Bernard P. Heffernon             Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

David Kelsey1                    Vice President

Mary A. Langevin1                Vice President

Christina Lareau1                Vice President

George D. Lessner

Richardson, Texas                Vice President

Katherine E. Lewis               Vice President
2675 N Mayfair Road, Ste. 501

Milwaukee, WI  53226

Susan J. K. Lewis                Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                  Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Frederick C. Litow2              Vice President

Mark R. Luckinbill               Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Richard T. Mason                 Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Scott T. Neeb4                   Vice President

David Pendergrass2               Vice President and Treasurer

Ethel Pippin1                    Vice President

Dawn M. Peck2                    Vice President, Assistant Treasurer
                                 and Assistant Secretary

Deborah Rubin3                   Vice President

Todd Smiser

Lisle, Illinois                  Vice President

Frank W. Snodgrass               Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus1                    Vice President

Bess B. Twyman1                  Vice President
S. Bradford Vaughan, Jr.
601 Union St., Ste. 810
Seattle, WA  98101

O. V. Williams                   Vice President
444 Seabreeze Blvd.

Daytona Beach, FL  32114

Forrest R. Wilson                Vice President
2202 N. Westshore Blvd.
Tampa, Florida  33607

Judeen T. Wrinn1                 Vice President

Therese M. Squillacote1          Vice President and Chief Compliance Officer

Paula Cludray-Engelke5           Secretary

Diana R. Cavender5               Assistant Secretary

Krystal L. Ols5                  Assistant Secretary

Loralee A. Renelt5               Assistant Secretary

Edwina P. J. Steffer5            Assistant Secretary

John F. Todd1                    Assistant Secretary

Glenn A. Black2                  Tax Officer

Terry L. Owens2                  Tax Officer

James Taylor2                    Tax Officer

1 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156. 2 The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327. 3 The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia

      22033.

4 The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

5 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)  Compensation to Principal Underwriter during last fiscal year:

 (1)                   (2)                        (3)                   (4)                 (5)

 Name of               Net Underwriting           Compensation
 Principal             Discounts and              on Redemption         Brokerage
 UNDERWRITER           COMMISSIONS                OR ANNUITIZATION      COMMISSIONS         COMPENSATION*
 -----------           -----------                ----------------      -----------         -------------
 ING Financial                                                                              $2,068,285.47
 Advisers, LLC

     * Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2004.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

ITEM 31.   MANAGEMENT SERVICES

Not applicable

ITEM 32.   UNDERTAKINGS

Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

      (d) during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investor Service, Inc. to BBB+ or lower or Baal or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 31 to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment No. 31to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 20th day of April, 2005.

                                 VARIABLE ANNUITY ACCOUNT B OF
                                 ING LIFE INSURANCE AND ANNUITY COMPANY
                                 (REGISTRANT)

                                  By:   ING LIFE INSURANCE AND ANNUITY COMPANY
                                        (DEPOSITOR)

                                 By:     BRIAN D. COMER*
                                         --------------
                                         Brian D. Comer
                                         President

By:  /s/ LINDA E. SENKER
     ---------------------
     Linda E. Senker
     Counsel of Registrant

As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                                 Date

BRIAN D. COMER*              President                              )
--------------                                                      )
Brian D. Comer               (principal executive officer)          )
                                                                    )
THOMAS J. MCINERNEY*         Director                               )  April
-------------------                                                 )
Thomas J. McInerney                                                 )  20, 2005
                                                                    )
KATHLEEN A. MURPHY*          Director                               )
------------------                                                  )
Kathleen A. Murphy                                                  )
                                                                    )
CATHERINE H. SMITH*          Director                               )
------------------                                                  )
Catherine H. Smith                                                  )
                                                                    )
JACQUES DE VAUCLEROY*        Director                               )
--------------------                                                )
Jacques de Vaucleroy                                                )
                                                                    )
DAVID A. WHEAT*              Director and Chief Financial Officer   )
-----------------                                                   )
David A. Wheat                                                      )
                                                                    )
ROGER FISHER*                Chief Accounting Officer               )
------------                                                        )
Roger Fisher                                                        )

By:    /s/ LINDA E. SENKER
       ---------------------
       Linda E. Sekner
       Counsel of Registrant

* Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                           VARIABLE ANNUITY ACCOUNT B

                                  EXHIBIT INDEX

EXHIBIT NO. EXHIBIT

99-B.8.51   Form of Amendment dated __________, 200_ to the          EX-99.B8.51
            Participation Agreement between ING Partners, Inc.,
            ING Life Insurance and Annuity Company and ING
            Financial Advisers, LLC dated as of November 28, 2001
            and subsequently amended on March 5, 2002, May 1, 2003
            and November 1, 2004

99-B.8.56   Form of Amendment dated _________, 200_ to the           EX-99.B8.56
            Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004

99-B.9      Opinion and Consent of Counsel                           EX-99.B9

99-B.10     Consent of Independent Registered Public Accounting      EX-99.B10A
            Firm